UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue,

Milwaukee Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer Northwestern Mutual Series Fund, Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 35

Item 1.	Reports to Stockholders

[Attached EDGARIZED SEMI-ANNUAL REPORT]

Semi-Annual Report June 30, 2015

Northwestern Mutual Series Fund, Inc.

A Series Fund Offering 27 Portfolios

•	Growth Stock Portfolio
•	Focused Appreciation Portfolio
•	Large Cap Core Stock Portfolio
•	Large Cap Blend Portfolio
•	Index 500 Stock Portfolio
•	Large Company Value Portfolio
•	Domestic Equity Portfolio
•	Equity Income Portfolio
•	Mid Cap Growth Stock Portfolio
•	Index 400 Stock Portfolio
•	Mid Cap Value Portfolio
•	Small Cap Growth Stock Portfolio
•	Index 600 Stock Portfolio
•	Small Cap Value Portfolio
•	International Growth Portfolio
•	Research International Core Portfolio
•	International Equity Portfolio
•	Emerging Markets Equity Portfolio
•	Money Market Portfolio
•	Short-Term Bond Portfolio
•	Select Bond Portfolio
•	Long-Term U.S. Government Bond Portfolio
•	Inflation Protection Portfolio
•	High Yield Bond Portfolio
•	Multi-Sector Bond Portfolio
•	Balanced Portfolio
•	Asset Allocation Portfolio

Northwestern Mutual Series Fund, Inc.

Table of Contents

Series Fund Overviews and Schedules of Investments:
Growth Stock Portfolio	1
Focused Appreciation Portfolio	3
Large Cap Core Stock Portfolio	5
Large Cap Blend Portfolio	7
Index 500 Stock Portfolio	9
Large Company Value Portfolio	15
Domestic Equity Portfolio	18
Equity Income Portfolio	20
Mid Cap Growth Stock Portfolio	24
Index 400 Stock Portfolio	26
Mid Cap Value Portfolio	31
Small Cap Growth Stock Portfolio	35
Index 600 Stock Portfolio	38
Small Cap Value Portfolio	45
International Growth Portfolio	48
Research International Core Portfolio	51
International Equity Portfolio	55
Emerging Markets Equity Portfolio	59
Money Market Portfolio	63
Short-Term Bond Portfolio	66
Select Bond Portfolio	78
Long-Term U.S. Government Bond Portfolio	92
Inflation Protection Portfolio	97
High Yield Bond Portfolio	108
Multi-Sector Bond Portfolio	117
Balanced Portfolio	135
Asset Allocation Portfolio	139
Statements of Assets and Liabilities	144
Statements of Operations	148
Statements of Changes in Net Assets	152
Statement of Cash Flows	160
Financial Highlights	162
Notes to Financial Statements	170
Proxy Voting and Portfolio Holdings	192
Approval and Continuance of Investment Advisory and Sub-Advisory Agreements	193

Mason Street Advisors, LLC (“Mason Street Advisors”), adviser to the Northwestern Mutual Series Fund, Inc., is a wholly owned subsidiary of The Northwestern Mutual Life Insurance Company. Mason Street Advisors is the principal investment adviser for all the Portfolios of the Northwestern Mutual Series Fund, Inc., and has engaged and oversees sub-advisers who provide day-to-day management for certain of the Portfolios. Each sub-adviser may be replaced without the approval of shareholders. Please see the Series Fund prospectus for more information.

Growth Stock Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,038.26	$2.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.76	$2.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.41%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Growth Stock Portfolio  1

Growth Stock Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (20.0%)

*	Amazon.com, Inc.	53,326	23,148
*	AMC Networks, Inc. - Class A	97,813	8,006
	CBS Corp. - Class B	187,953	10,431
	Comcast Corp. - Class A	248,632	14,953
	Delphi Automotive PLC	94,921	8,077
*	Dollar Tree, Inc.	130,241	10,288
	Hanesbrands, Inc.	266,451	8,878
	The Home Depot, Inc.	130,716	14,526
	The Interpublic Group of Cos., Inc.	414,796	7,993
*	Lululemon Athletica, Inc.	110,368	7,207
	McDonald’s Corp.	116,812	11,105
	NIKE, Inc. - Class B	137,380	14,840
*	The Priceline Group, Inc.	12,757	14,688
*	Tesla Motors, Inc.	33,231	8,915
*	Ulta Salon, Cosmetics & Fragrance, Inc.	67,082	10,361
*	Under Armour, Inc.	68,554	5,720

	Total		179,136

	Consumer Staples (10.9%)

	Archer-Daniels-Midland Co.	186,967	9,016
	Coca-Cola Enterprises, Inc.	266,583	11,580
	ConAgra Foods, Inc.	283,332	12,387
	CVS Health Corp.	119,641	12,548
	The Estee Lauder Cos., Inc. - Class A	159,026	13,781
	Mondelez International, Inc.	341,665	14,056
	PepsiCo, Inc.	256,865	23,976

	Total		97,344

	Energy (3.2%)

	EOG Resources, Inc.	134,399	11,767
	Schlumberger, Ltd.	196,921	16,972

	Total		28,739

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Financials (4.6%)

	Ameriprise Financial, Inc.	66,255	8,278
	BlackRock, Inc.	29,187	10,098
	Intercontinental Exchange, Inc.	51,120	11,431
	Marsh & McLennan Cos., Inc.	199,175	11,293

	Total		41,100

	Health Care (16.7%)

	AbbVie, Inc.	227,550	15,289
*	Alexion Pharmaceuticals, Inc.	60,453	10,928
*	Allergan PLC	54,847	16,644
*	Biogen, Inc.	44,204	17,856
*	Boston Scientific Corp.	516,193	9,137
	Bristol-Myers Squibb Co.	213,865	14,230
*	Illumina, Inc.	48,299	10,546
*	Mallinckrodt PLC	71,302	8,394
	McKesson Corp.	64,843	14,577
*	Regeneron Pharmaceuticals, Inc.	23,753	12,117
	UnitedHealth Group, Inc.	74,965	9,146
*	Vertex Pharmaceuticals, Inc.	86,507	10,682

	Total		149,546

	Industrials (8.7%)

	Danaher Corp.	125,197	10,716
	FedEx Corp.	54,964	9,366
	Honeywell International, Inc.	171,720	17,510
	Precision Castparts Corp.	55,709	11,134
	Raytheon Co.	83,619	8,001
	Tyco Interntional PLC	270,858	10,423
	United Technologies Corp.	99,570	11,045

	Total		78,195

	Common Stocks (97.8%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (29.6%)

*	Adobe Systems, Inc.	123,452	10,001
*	Akamai Technologies, Inc.	144,618	10,097
	Apple, Inc.	542,567	68,052
	Avago Technologies, Ltd.	72,772	9,674
	Cisco Systems, Inc.	424,687	11,662
*	Cognizant Technology Solutions Corp. - Class A	166,518	10,173
*	Facebook, Inc. - Class A	306,265	26,267
*	Fortinet, Inc.	166,807	6,894
*	Google, Inc. - Class A	29,730	16,055
*	Google, Inc. - Class C	30,330	15,787
	Intuit, Inc.	105,301	10,611
*	LinkedIn Corp. - Class A	38,568	7,969
	Oracle Corp.	421,442	16,984
*	Salesforce.com, Inc.	206,653	14,389
*	Splunk, Inc.	91,575	6,376
	Visa, Inc. - Class A	356,057	23,909

	Total		264,900

	Materials (2.0%)

	The Dow Chemical Co.	182,047	9,315
	Martin Marietta Materials, Inc.	62,133	8,793

	Total		18,108

	Telecommunication Services (2.1%)

	Verizon Communications, Inc.	403,835	18,823

	Total		18,823

	Total Common Stocks
	(Cost: $692,509)		875,891

	Total Investments (97.8%)
	(Cost: $692,509)(a)		875,891

	Other Assets, Less Liabilities (2.2%)		19,251

	Net Assets (100.0%)		895,142

*	Non-Income Producing

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $692,509 and the net unrealized appreciation of investments based on that cost was $183,382 which is comprised of $193,492 aggregate gross unrealized appreciation and $10,110 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$875,891	$—	$—

Total	$875,891	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

2  Growth Stock Portfolio

Focused Appreciation Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,080.49	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.63%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Focused Appreciation Portfolio  3

Focused Appreciation Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (24.2%)

*	Amazon.com, Inc.	50,843	22,070
*	Chipotle Mexican Grill, Inc.	33,044	19,991
	Delphi Automotive PLC	225,522	19,190
	Las Vegas Sands Corp.	184,837	9,717
	Lowe’s Cos., Inc.	539,778	36,149
*	Norwegian Cruise Line Holdings, Ltd.	334,539	18,748
*	Priceline.com, Inc.	20,386	23,472
	Starbucks Corp.	430,184	23,064
	The TJX Cos., Inc.	274,466	18,161

	Total		190,562

	Energy (1.3%)

	Baker Hughes, Inc.	160,323	9,892

	Total		9,892

	Financials (13.5%)

	Aon PLC	194,316	19,370
	The Charles Schwab Corp.	526,747	17,198
	Crown Castle International Corp.	213,534	17,147
*	E*TRADE Financial Corp.	705,002	21,115
	Intercontinental Exchange, Inc.	63,477	14,194
	U.S. Bancorp	395,744	17,175

	Total		106,199

	Health Care (17.8%)

*	Biogen, Inc.	48,369	19,538
*	Boston Scientific Corp.	945,136	16,729
*	Celgene Corp.	112,488	13,019
*	Endo International PLC	228,385	18,191
*	Regeneron Pharmaceuticals, Inc.	35,410	18,063
*	Valeant Pharmaceuticals International, Inc.	129,264	28,716
	Zoetis, Inc.	524,487	25,291

	Total		139,547

	Common Stocks (95.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials (9.4%)

	Canadian Pacific Railway, Ltd.	122,908	19,694
	General Electric Co.	883,264	23,468
	Nielsen NV	477,551	21,380
*	United Continental Holdings, Inc.	181,927	9,644

	Total		74,186

	Information Technology (27.2%)

*	Adobe Systems, Inc.	270,798	21,937
*	Alibaba Group Holding, Ltd., ADR	249,609	20,535
	Apple, Inc.	176,373	22,122
	ARM Holdings PLC, ADR	261,194	12,869
*	CoStar Group, Inc.	61,959	12,470
*	Facebook, Inc. - Class A	194,959	16,721
*	Google, Inc. - Class C	57,009	29,674
*	LinkedIn Corp. - Class A	45,016	9,302
	MasterCard, Inc. - Class A	318,669	29,789
*	NetSuite, Inc.	74,696	6,853
*	NXP Semiconductors NV	116,471	11,438
*	Salesforce.com, Inc.	291,173	20,274

	Total		213,984

	Materials (2.3%)

	Vulcan Materials Co.	215,150	18,057

	Total		18,057

	Total Common Stocks (Cost: $636,895)		752,427

	Total Investments (95.7%) (Cost: $636,895)(a)		752,427

	Other Assets, Less Liabilities (4.3%)		33,675

	Net Assets (100.0%)		786,102

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $636,895 and the net unrealized appreciation of investments based on that cost was $115,532 which is comprised of $122,244 aggregate gross unrealized appreciation and $6,712 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$752,427	$—	$—

Total	$752,427	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

4  Focused Appreciation Portfolio

Large Cap Core Stock Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$991.53	$2.17
Hypothetical (5% return before expenses)	$1,000.00	$1,022.61	$2.21

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.44%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Core Stock Portfolio  5

Large Cap Core Stock Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (7.4%)

Comcast Corp. - Class A	153,952	9,259
McDonald’s Corp.	57,078	5,427
Target Corp.	69,353	5,661
Twenty-First Century Fox, Inc.	238,110	7,749
Twenty-First Century Fox, Inc. - Class B	20,000	644
The Walt Disney Co.	93,933	10,722

Total		39,462

Consumer Staples (24.9%)

Altria Group, Inc.	251,208	12,287
Anheuser-Busch InBev NV, ADR	52,900	6,383
The Coca-Cola Co.	461,135	18,090
Diageo PLC	44,733	5,191
The Estee Lauder Cos., Inc. - Class A	115,111	9,975
Nestle SA, ADR	217,032	15,661
PepsiCo, Inc.	102,825	9,598
Philip Morris International, Inc.	285,828	22,915
The Procter & Gamble Co.	148,222	11,597
SABMiller PLC, ADR	106,853	5,581
Walgreens Boots Alliance, Inc.	113,558	9,589
Wal-Mart Stores, Inc.	90,447	6,415

Total		133,282

Energy (15.3%)

Chevron Corp.	174,447	16,829
ConocoPhillips	153,870	9,449
EOG Resources, Inc.	36,722	3,215
Exxon Mobil Corp.	269,081	22,388
Imperial Oil, Ltd.	125,432	4,844

	Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

	Occidental Petroleum Corp.	147,490	11,470
	Phillips 66	43,479	3,503
	Royal Dutch Shell PLC - Class A, ADR	87,027	4,961
	Total SA, ADR	103,307	5,080

	Total		81,739

	Financials (12.4%)

	ACE, Ltd.	65,944	6,705
	American Express Co.	123,717	9,615
	BlackRock, Inc.	28,303	9,792
	Franklin Resources, Inc.	148,202	7,267
	Intercontinental Exchange, Inc.	17,500	3,913
	JPMorgan Chase & Co.	205,355	13,915
	State Street Corp.	110,300	8,493
	Wells Fargo & Co.	120,323	6,767

	Total		66,467

	Health Care (13.3%)

	Abbott Laboratories	210,238	10,318
	AbbVie, Inc.	171,672	11,535
*	Celgene Corp.	49,900	5,775
	Gilead Sciences, Inc.	63,800	7,470
	Johnson & Johnson	58,001	5,653
	Novartis AG, ADR	88,103	8,664
	Novo Nordisk A/S, ADR	232,835	12,750
	Roche Holding AG, ADR	262,464	9,204

	Total		71,369

	Industrials (5.8%)

	Canadian Pacific Railway, Ltd.	49,754	7,972

	Common Stocks (99.8%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Caterpillar, Inc.	58,173	4,934
	Union Pacific Corp.	69,800	6,657
	United Technologies Corp.	102,476	11,368

	Total		30,931

	Information Technology (17.8%)

	Apple, Inc.	247,589	31,054
	ASML Holding NV	29,900	3,114
	Automatic Data Processing, Inc.	86,275	6,922
*	Facebook, Inc. - Class A	73,000	6,261
	Intel Corp.	160,264	4,874
	International Business Machines Corp.	64,619	10,511
	Oracle Corp.	162,324	6,542
	QUALCOMM, Inc.	99,218	6,214
	Texas Instruments, Inc.	206,233	10,623
	Visa, Inc. - Class A	78,800	5,291
	Xilinx, Inc.	83,244	3,676

	Total		95,082

	Materials (2.9%)

	Air Products and Chemicals, Inc.	35,797	4,898
	Praxair, Inc.	88,326	10,559

	Total		15,457

	Total Common Stocks (Cost: $442,430)		533,789

	Total Investments (99.8%) (Cost: $442,430)(a)		533,789

	Other Assets, Less Liabilities (0.2%)		1,314

	Net Assets (100.0%)		535,103

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $442,430 and the net unrealized appreciation of investments based on that cost was $91,359 which is comprised of $99,450 aggregate gross unrealized appreciation and $8,091 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$533,789	$—	$—

Total	$533,789	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

6  Large Cap Core Stock Portfolio

Large Cap Blend Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,019.57	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,020.78	$4.06

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.81%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Cap Blend Portfolio  7

Large Cap Blend Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (14.7%)

Comcast Corp. - Class A	128,000	7,698
Dollar General Corp.	69,875	5,432
Omnicom Group, Inc.	86,475	6,009
Ross Stores, Inc.	117,900	5,731

Total		24,870

Consumer Staples (9.0%)

DANONE SA, ADR	471,250	6,103
Nestle SA, ADR	70,925	5,118
Unilever PLC, ADR	91,025	3,910

Total		15,131

Energy (7.1%)

Devon Energy Corp.	102,200	6,080
Schlumberger, Ltd.	68,350	5,891

Total		11,971

Financials (20.1%)

American Express Co.	67,025	5,209
The Bank of New York Mellon Corp.	205,100	8,608

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

*	Berkshire Hathaway, Inc. - Class B	57,625	7,843
	Comerica, Inc.	119,050	6,110
	The Progressive Corp.	220,175	6,128

	Total		33,898

	Health Care (6.5%)

	AmerisourceBergen Corp.	30,025	3,193
	UnitedHealth Group, Inc.	63,900	7,796

	Total		10,989

	Industrials (15.5%)

	3M Co.	20,475	3,159
	Expeditors International of Washington, Inc.	104,550	4,820
	Honeywell International, Inc.	74,975	7,645
	PACCAR, Inc.	95,625	6,102
	Stanley Black & Decker, Inc.	42,375	4,460

	Total		26,186

	Common Stocks (92.4%)	Shares/ $ Par	Value $ (000’s)

	Information Technology (14.6%)

	Accenture PLC - Class A	86,025	8,325
*	eBay, Inc.	79,225	4,773
	Microsoft Corp.	127,825	5,643
	TE Connectivity, Ltd.	91,850	5,906

	Total		24,647

	Materials (4.9%)

	Potash Corp. of Saskatchewan, Inc.	268,475	8,315

	Total		8,315

	Total Common Stocks (Cost: $132,147)		156,007

	Total Investments (92.4%) (Cost: $132,147)(a)		156,007

	Other Assets, Less Liabilities (7.6%)		12,768

	Net Assets (100.0%)		168,775

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $132,147 and the net unrealized appreciation of investments based on that cost was $23,860 which is comprised of $25,960 aggregate gross unrealized appreciation and $2,100 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$156,007	$—	$—

Total	$156,007	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

8  Large Cap Blend Portfolio

Index 500 Stock Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P 500” and “Standard & Poor’s 500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,011.32	$1.05
Hypothetical (5% return before expenses)	$1,000.00	$1,023.75	$1.05

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Index 500 Stock Portfolio  9

Index 500 Stock Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.6%)

*	Amazon.com, Inc.	49,170	21,344
*	AutoNation, Inc.	9,690	610
*	AutoZone, Inc.	4,085	2,724
*	Bed Bath & Beyond, Inc.	22,059	1,522
	Best Buy Co., Inc.	37,702	1,230
	BorgWarner, Inc.	29,135	1,656
	Cablevision Systems Corp. - Class A	28,388	680
*	CarMax, Inc.	26,941	1,784
	Carnival Corp.	58,074	2,868
	CBS Corp. - Class B	58,301	3,236
*	Chipotle Mexican Grill, Inc.	3,998	2,419
	Coach, Inc.	35,576	1,231
	Comcast Corp. - Class A	323,655	19,465
	D.R. Horton, Inc.	42,960	1,175
	Darden Restaurants, Inc.	16,197	1,151
	Delphi Automotive PLC	37,179	3,164
*	DIRECTV	64,743	6,008
*	Discovery Communications, Inc.	33,620	1,045
*	Discovery Communications, Inc. - Class A	19,206	639
	Dollar General Corp.	38,257	2,974
*	Dollar Tree, Inc.	26,550	2,097
	Expedia, Inc.	12,839	1,404
	Family Dollar Stores, Inc.	12,379	976
	Ford Motor Co.	511,883	7,683
*	Fossil Group, Inc.	5,531	384
	GameStop Corp. - Class A	13,742	590
*	Gannett Co., Inc.	14,605	204
	The Gap, Inc.	33,856	1,292
	Garmin, Ltd.	15,530	682
	General Motors Co.	173,839	5,794
	Genuine Parts Co.	19,598	1,755
	The Goodyear Tire & Rubber Co.	34,736	1,047
	H&R Block, Inc.	35,442	1,051
	Hanesbrands, Inc.	51,721	1,723
	Harley-Davidson, Inc.	26,919	1,517
	Harman International Industries, Inc.	9,162	1,090
	Hasbro, Inc.	14,426	1,079
	The Home Depot, Inc.	167,262	18,588
	The Interpublic Group of Cos., Inc.	53,172	1,025
	Johnson Controls, Inc.	84,319	4,176
	Kohl’s Corp.	25,479	1,595
	L Brands, Inc.	31,579	2,707
	Leggett & Platt, Inc.	17,744	864

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

	Lennar Corp. - Class A	22,988	1,173
	Lowe’s Cos., Inc.	120,097	8,043
	Macy’s, Inc.	43,318	2,923
	Marriott International, Inc. - Class A	26,553	1,975
	Mattel, Inc.	43,566	1,119
	McDonald’s Corp.	123,422	11,734
*	Michael Kors Holdings, Ltd.	25,585	1,077
*	Mohawk Industries, Inc.	8,000	1,527
*	Netflix, Inc.	7,806	5,128
	Newell Rubbermaid, Inc.	34,599	1,422
*	News Corp. - Class A	64,476	941
	NIKE, Inc. - Class B	89,671	9,686
	Nordstrom, Inc.	18,155	1,353
	Omnicom Group, Inc.	31,459	2,186
*	O’Reilly Automotive, Inc.	13,004	2,939
*	The Priceline Group, Inc.	6,675	7,685
	PulteGroup, Inc.	42,254	851
	PVH Corp.	10,648	1,227
	Ralph Lauren Corp.	7,782	1,030
	Ross Stores, Inc.	53,282	2,590
	Royal Caribbean Cruises, Ltd.	21,237	1,671
	Scripps Networks Interactive - Class A	12,238	800
	Staples, Inc.	82,493	1,263
	Starbucks Corp.	193,211	10,359
	Starwood Hotels & Resorts Worldwide, Inc.	22,004	1,784
	Target Corp.	82,215	6,711
	TEGNA, Inc.	29,211	937
	Tiffany & Co.	14,469	1,328
	Time Warner Cable, Inc.	36,400	6,485
	Time Warner, Inc.	106,179	9,281
	The TJX Cos., Inc.	87,609	5,797
	Tractor Supply Co.	17,567	1,580
*	TripAdvisor, Inc.	14,413	1,256
	Twenty-First Century Fox, Inc.	227,837	7,415
*	Under Armour, Inc.	21,648	1,806
*	Urban Outfitters, Inc.	12,539	439
	VF Corp.	43,777	3,053
	Viacom, Inc. - Class B	46,004	2,974
	The Walt Disney Co.	201,004	22,943
	Whirlpool Corp.	10,126	1,752
	Wyndham Worldwide Corp.	15,457	1,266
	Wynn Resorts, Ltd.	10,498	1,036
	Yum! Brands, Inc.	55,678	5,016

	Total		299,809

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples (9.3%)

	Altria Group, Inc.	253,222	12,385
	Archer-Daniels-Midland Co.	79,882	3,852
	Brown-Forman Corp. - Class B	20,065	2,010
	Campbell Soup Co.	22,884	1,090
(p),*	Casa Ley SA de CV	29,556	30
	The Clorox Co.	16,891	1,757
	The Coca-Cola Co.	505,120	19,816
	Coca-Cola Enterprises, Inc.	27,600	1,199
	Colgate-Palmolive Co.	109,488	7,162
	ConAgra Foods, Inc.	54,989	2,404
	Constellation Brands, Inc. - Class A	21,816	2,531
	Costco Wholesale Corp.	56,590	7,643
	CVS Health Corp.	145,289	15,238
	Dr. Pepper Snapple Group, Inc.	24,688	1,800
	The Estee Lauder Cos., Inc. - Class A	28,747	2,491
	General Mills, Inc.	76,755	4,277
	The Hershey Co.	18,898	1,679
	Hormel Foods Corp.	17,355	978
	The J.M. Smucker Co.	12,480	1,353
	Kellogg Co.	32,263	2,023
	Keurig Green Mountain, Inc.	14,869	1,139
	Kimberly-Clark Corp.	46,883	4,968
	Kraft Foods Group, Inc.	76,265	6,493
	The Kroger Co.	63,121	4,577
	McCormick & Co., Inc.	16,454	1,332
	Mead Johnson Nutrition Co.	26,079	2,353
	Molson Coors Brewing Co. - Class B	20,557	1,435
	Mondelez International, Inc.	209,451	8,617
*	Monster Beverage Corp.	18,844	2,525
	PepsiCo, Inc.	190,063	17,741
	Philip Morris International, Inc.	199,475	15,992
	The Procter & Gamble Co.	349,337	27,332
(p),*	Property Development Centers LLC	29,556	1
	Reynolds American, Inc.	53,523	3,996
	Sysco Corp.	76,455	2,760
	Tyson Foods, Inc. - Class A	37,564	1,601
	Walgreens Boots Alliance, Inc.	112,360	9,488
	Wal-Mart Stores, Inc.	203,199	14,413

The Accompanying Notes are an Integral Part of the Financial Statements.

10  Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Staples continued

	Whole Foods Market, Inc.	46,134	1,820

	Total		220,301

	Energy (7.8%)

	Anadarko Petroleum Corp.	65,404	5,105
	Apache Corp.	48,556	2,798
	Baker Hughes, Inc.	55,971	3,453
	Cabot Oil & Gas Corp.	53,258	1,680
*	Cameron International Corp.	24,646	1,291
	Chesapeake Energy Corp.	66,645	744
	Chevron Corp.	242,138	23,359
	Cimarex Energy Co.	12,061	1,330
	ConocoPhillips	158,759	9,749
	CONSOL Energy, Inc.	29,464	641
	Devon Energy Corp.	49,759	2,960
	Diamond Offshore Drilling, Inc.	8,654	223
	Ensco PLC - Class A	30,174	672
	EOG Resources, Inc.	70,683	6,188
	EQT Corp.	19,617	1,596
	Exxon Mobil Corp.	538,377	44,793
*	FMC Technologies, Inc.	29,733	1,234
	Halliburton Co.	109,562	4,719
	Helmerich & Payne, Inc.	13,862	976
	Hess Corp.	31,454	2,104
	Kinder Morgan, Inc.	223,344	8,574
	Marathon Oil Corp.	86,910	2,307
	Marathon Petroleum Corp.	69,954	3,659
	Murphy Oil Corp.	21,541	895
	National Oilwell Varco, Inc.	49,943	2,411
*	Newfield Exploration Co.	20,963	757
	Noble Corp. PLC	31,156	480
	Noble Energy, Inc.	49,832	2,127
	Occidental Petroleum Corp.	98,906	7,692
	ONEOK, Inc.	26,881	1,061
	Phillips 66	69,832	5,626
	Pioneer Natural Resources Co.	19,224	2,666
	QEP Resources, Inc.	20,928	387
	Range Resources Corp.	21,441	1,059
	Schlumberger, Ltd.	163,495	14,092
*	Southwestern Energy Co.	49,831	1,133
	Spectra Energy Corp.	86,443	2,818
	Tesoro Corp.	16,215	1,369
	Transocean, Ltd.	43,979	709
	Valero Energy Corp.	65,492	4,100
	The Williams Companies, Inc.	86,802	4,982

	Total		184,519

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials (16.4%)

	ACE, Ltd.	42,053	4,276
*	Affiliated Managers Group, Inc.	7,047	1,540
	Aflac, Inc.	55,869	3,475
	The Allstate Corp.	52,666	3,416
	American Express Co.	112,487	8,743
	American International Group, Inc.	171,694	10,614
	American Tower Corp.	54,479	5,082
	Ameriprise Financial, Inc.	23,355	2,918
	Aon PLC	36,277	3,616
	Apartment Investment & Management Co. - Class A	20,123	743
	Assurant, Inc.	8,745	586
	AvalonBay Communities, Inc.	17,021	2,721
	Bank of America Corp.	1,352,296	23,016
	The Bank of New York Mellon Corp.	144,411	6,061
	BB&T Corp.	94,120	3,794
*	Berkshire Hathaway, Inc. - Class B	234,836	31,964
	BlackRock, Inc.	16,351	5,657
	Boston Properties, Inc.	19,753	2,391
	Capital One Financial Corp.	70,360	6,190
*	CBRE Group, Inc.	36,015	1,333
	The Charles Schwab Corp.	148,838	4,860
	The Chubb Corp.	29,584	2,815
	Cincinnati Financial Corp.	19,047	956
	Citigroup, Inc.	390,689	21,582
	CME Group, Inc.	40,857	3,802
	Comerica, Inc.	22,921	1,176
	Crown Castle International Corp.	43,456	3,490
	Discover Financial Services	56,979	3,283
*	E*TRADE Financial Corp.	37,327	1,118
	Equinix, Inc.	7,330	1,862
	Equity Residential	46,869	3,289
	Essex Property Trust, Inc.	8,415	1,788
	Fifth Third Bancorp	104,291	2,171
	Franklin Resources, Inc.	50,222	2,462
	General Growth Properties, Inc.	81,020	2,079
*	Genworth Financial, Inc. - Class A	64,047	485
	The Goldman Sachs Group, Inc.	51,734	10,802
	The Hartford Financial Services Group, Inc.	54,072	2,248
	HCP, Inc.	59,447	2,168
	Health Care REIT, Inc.	45,201	2,967

Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

Financials continued

Host Hotels & Resorts, Inc.	97,562	1,935
Hudson City Bancorp, Inc.	62,048	613
Huntington Bancshares, Inc.	104,110	1,177
Intercontinental Exchange, Inc.	14,390	3,218
Invesco, Ltd.	55,459	2,079
Iron Mountain, Inc.	24,130	748
JPMorgan Chase & Co.	477,855	32,379
KeyCorp	109,232	1,641
Kimco Realty Corp.	53,148	1,198
Legg Mason, Inc.	12,561	647
Leucadia National Corp.	40,603	986
Lincoln National Corp.	32,580	1,929
Loews Corp.	38,256	1,473
M&T Bank Corp.	17,122	2,139
The Macerich Co.	18,137	1,353
Marsh & McLennan Cos., Inc.	69,328	3,931
McGraw Hill Financial, Inc.	35,243	3,540
MetLife, Inc.	143,678	8,045
Moody’s Corp.	22,908	2,473
Morgan Stanley	197,862	7,675
The NASDAQ OMX Group, Inc.	15,250	744
Navient Corp.	50,093	912
Northern Trust Corp.	28,247	2,160
People’s United Financial, Inc.	39,803	645
Plum Creek Timber Co., Inc.	22,614	917
PNC Financial Services Group, Inc.	66,690	6,379
Principal Financial Group, Inc.	35,289	1,810
The Progressive Corp.	68,747	1,913
Prologis, Inc.	67,479	2,503
Prudential Financial, Inc.	58,330	5,105
Public Storage	18,701	3,448
Realty Income Corp.	29,943	1,329
Regions Financial Corp.	172,591	1,788
Simon Property Group, Inc.	40,080	6,935
SL Green Realty Corp.	12,823	1,409
State Street Corp.	53,010	4,082
SunTrust Banks, Inc.	66,471	2,860
T. Rowe Price Group, Inc.	33,832	2,630
Torchmark Corp.	16,238	945
The Travelers Cos., Inc.	41,037	3,967
Unum Group	32,128	1,149
US Bancorp	228,303	9,908
Ventas, Inc.	42,606	2,645

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio  11

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Vornado Realty Trust	22,546	2,140
	Wells Fargo & Co.	603,361	33,933
	Weyerhaeuser Co.	66,667	2,100
	XL Group PLC	39,484	1,469
	Zions Bancorporation	26,166	830

	Total		389,373

	Health Care (15.2%)

	Abbott Laboratories	191,699	9,409
	AbbVie, Inc.	221,418	14,877
	Aetna, Inc.	44,964	5,731
	Agilent Technologies, Inc.	42,903	1,655
*	Alexion Pharmaceuticals, Inc.	28,830	5,212
*	Allergan PLC	50,533	15,335
	AmerisourceBergen Corp.	26,873	2,858
	Amgen, Inc.	97,903	15,030
	Anthem, Inc.	34,063	5,591
	Baxter International, Inc.	70,080	4,901
	Becton, Dickinson and Co.	26,961	3,819
*	Biogen, Inc.	30,289	12,235
*	Boston Scientific Corp.	172,631	3,055
	Bristol-Myers Squibb Co.	214,647	14,283
	C.R. Bard, Inc.	9,560	1,632
	Cardinal Health, Inc.	42,599	3,563
*	Celgene Corp.	102,129	11,820
*	Cerner Corp.	39,431	2,723
	Cigna Corp.	33,140	5,369
*	DaVita HealthCare Partners, Inc.	22,141	1,759
	DENTSPLY International, Inc.	18,003	928
*	Edwards Lifesciences Corp.	13,850	1,973
	Eli Lilly and Co.	125,748	10,499
*	Endo International PLC	26,110	2,080
*	Express Scripts Holding Co.	93,907	8,352
	Gilead Sciences, Inc.	189,233	22,155
*	HCA Holdings, Inc.	37,345	3,388
*	Henry Schein, Inc.	10,767	1,530
*	Hospira, Inc.	22,248	1,974
	Humana, Inc.	19,286	3,689
*	Intuitive Surgical, Inc.	4,746	2,299
	Johnson & Johnson	357,069	34,800
*	Laboratory Corp. of America Holdings	12,928	1,567
*	Mallinckrodt PLC	15,062	1,773
	McKesson Corp.	29,816	6,703
	Medtronic PLC	183,498	13,597
	Merck & Co., Inc.	363,788	20,710
*	Mylan NV	53,003	3,597
	Patterson Cos., Inc.	11,033	537
	PerkinElmer, Inc.	14,575	767
	Perrigo Co. PLC	18,833	3,481

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

	Pfizer, Inc.	792,888	26,585
	Quest Diagnostics, Inc.	18,495	1,341
*	Regeneron Pharmaceuticals, Inc.	9,708	4,952
	St. Jude Medical, Inc.	36,070	2,636
	Stryker Corp.	38,493	3,679
*	Tenet Heathcare Corp.	12,776	739
	Thermo Fisher Scientific, Inc.	51,255	6,651
	UnitedHealth Group, Inc.	122,571	14,954
	Universal Health Services, Inc. - Class B	11,738	1,668
*	Varian Medical Systems, Inc.	12,850	1,084
*	Vertex Pharmaceuticals, Inc.	31,386	3,875
*	Waters Corp.	10,648	1,367
	Zimmer Biomet Holdings, Inc.	21,942	2,397
	Zoetis, Inc.	64,377	3,104

	Total		362,288

	Industrials (10.0%)

	3M Co.	81,680	12,603
	The ADT Corp.	22,057	740
	Allegion PLC	12,320	741
	American Airlines Group, Inc.	89,208	3,563
	AMETEK, Inc.	31,099	1,704
	The Boeing Co.	82,810	11,487
	C.H. Robinson Worldwide, Inc.	18,779	1,172
	Caterpillar, Inc.	77,728	6,593
	Cintas Corp.	12,226	1,034
	CSX Corp.	127,217	4,154
	Cummins, Inc.	21,591	2,833
	Danaher Corp.	79,295	6,787
	Deere & Co.	42,991	4,172
	Delta Air Lines, Inc.	105,756	4,345
	Dover Corp.	20,652	1,449
	The Dun & Bradstreet Corp.	4,640	566
	Eaton Corp. PLC	60,146	4,059
	Emerson Electric Co.	86,054	4,770
	Equifax, Inc.	15,324	1,488
	Expeditors International of Washington, Inc.	24,629	1,136
	Fastenal Co.	35,005	1,477
	FedEx Corp.	33,944	5,784
	Flowserve Corp.	17,344	913
	Fluor Corp.	18,983	1,006
	General Dynamics Corp.	40,213	5,698
	General Electric Co.	1,297,420	34,472
	Honeywell International, Inc.	100,656	10,264

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Illinois Tool Works, Inc.	43,558	3,998
	Ingersoll-Rand PLC	34,086	2,298
*	Jacobs Engineering Group, Inc.	16,171	657
	Joy Global, Inc.	12,548	454
	Kansas City Southern	14,234	1,298
	L-3 Communications Holdings, Inc.	10,605	1,202
	Lockheed Martin Corp.	34,450	6,404
	Masco Corp.	44,758	1,194
	Nielsen NV	47,527	2,128
	Norfolk Southern Corp.	39,254	3,429
	Northrop Grumman Corp.	24,953	3,958
	PACCAR, Inc.	45,685	2,915
	Pall Corp.	13,756	1,712
	Parker Hannifin Corp.	17,857	2,077
	Pentair PLC	23,131	1,590
	Pitney Bowes, Inc.	25,970	540
	Precision Castparts Corp.	17,799	3,558
*	Quanta Services, Inc.	27,275	786
	Raytheon Co.	39,291	3,759
	Republic Services, Inc.	32,121	1,258
	Robert Half International, Inc.	17,393	965
	Rockwell Automation, Inc.	17,332	2,160
	Rockwell Collins, Inc.	17,031	1,573
	Roper Technologies, Inc.	12,943	2,232
	Ryder System, Inc.	6,864	600
	Snap-on, Inc.	7,510	1,196
	Southwest Airlines Co.	86,053	2,848
	Stanley Black & Decker, Inc.	19,794	2,083
*	Stericycle, Inc.	10,951	1,466
	Textron, Inc.	35,751	1,596
	Tyco Interntional PLC	54,214	2,086
	Union Pacific Corp.	112,745	10,753
	United Parcel Service, Inc. - Class B	89,357	8,660
*	United Rentals, Inc.	12,486	1,094
	United Technologies Corp.	106,602	11,825
	W.W. Grainger, Inc.	7,669	1,815
	Waste Management, Inc.	54,825	2,541
	Xylem, Inc.	23,354	866

	Total		236,584

	Information Technology (19.3%)

	Accenture PLC - Class A	80,639	7,804
*	Adobe Systems, Inc.	61,196	4,958
*	Akamai Technologies, Inc.	22,992	1,605
*	Alliance Data Systems Corp.	7,990	2,333

The Accompanying Notes are an Integral Part of the Financial Statements.

12  Index 500 Stock Portfolio

Index 500 Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	Altera Corp.	38,769	1,985
	Amphenol Corp. - Class A	39,778	2,306
	Analog Devices, Inc.	40,373	2,591
	Apple, Inc.	741,815	93,042
	Applied Materials, Inc.	158,586	3,048
*	Autodesk, Inc.	29,313	1,468
	Automatic Data Processing, Inc.	60,458	4,851
	Avago Technologies, Ltd.	33,039	4,392
	Broadcom Corp. - Class A	70,027	3,606
	CA, Inc.	40,763	1,194
	Cisco Systems, Inc.	654,881	17,983
*	Citrix Systems, Inc.	20,639	1,448
*	Cognizant Technology Solutions Corp. - Class A	78,613	4,802
	Computer Sciences Corp.	17,728	1,164
	Corning, Inc.	162,056	3,197
*	eBay, Inc.	142,347	8,575
*	Electronic Arts, Inc.	40,038	2,663
	EMC Corp.	250,068	6,599
*	F5 Networks, Inc.	9,262	1,115
*	Facebook, Inc. - Class A	271,200	23,259
	Fidelity National Information Services, Inc.	36,500	2,256
*	First Solar, Inc.	9,737	457
*	Fiserv, Inc.	30,490	2,526
	FLIR Systems, Inc.	18,043	556
*	Google, Inc. - Class A	36,853	19,902
*	Google, Inc. - Class C	36,958	19,237
	Harris Corp.	15,868	1,220
	Hewlett-Packard Co.	232,602	6,980
	Intel Corp.	610,858	18,579
	International Business Machines Corp.	117,923	19,181
	Intuit, Inc.	35,496	3,577
	Juniper Networks, Inc.	45,248	1,175
	KLA-Tencor Corp.	20,592	1,157
	Lam Research Corp.	20,387	1,658
	Linear Technology Corp.	30,835	1,364
	MasterCard, Inc. - Class A	124,799	11,666
	Microchip Technology, Inc.	26,052	1,236
*	Micron Technology, Inc.	138,720	2,614
	Microsoft Corp.	1,041,648	45,989
	Motorola Solutions, Inc.	23,902	1,371
	NetApp, Inc.	40,147	1,267
	NVIDIA Corp.	65,812	1,323
	Oracle Corp.	410,495	16,543
	Paychex, Inc.	42,094	1,973

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Qorvo, Inc.	19,242	1,545
	QUALCOMM, Inc.	209,830	13,142
*	Red Hat, Inc.	23,605	1,792
*	Salesforce.com, Inc.	78,503	5,466
	SanDisk Corp.	26,773	1,559
	Seagate Technology PLC	40,867	1,941
	Skyworks Solutions, Inc.	24,607	2,562
	Symantec Corp.	87,654	2,038
	TE Connectivity, Ltd.	52,355	3,366
*	Teradata Corp.	18,284	677
	Texas Instruments, Inc.	133,962	6,900
	Total System Services, Inc.	21,122	882
*	VeriSign, Inc.	13,493	833
	Visa, Inc. - Class A	248,908	16,714
	Western Digital Corp.	27,949	2,192
	Western Union Co.	66,482	1,352
	Xerox Corp.	133,621	1,422
	Xilinx, Inc.	33,298	1,470
*	Yahoo!, Inc.	112,379	4,415

	Total		460,063

	Materials (3.1%)

	Air Products and Chemicals, Inc.	24,889	3,406
	Airgas, Inc.	8,751	926
	Alcoa, Inc.	157,399	1,755
	Allegheny Technologies, Inc.	14,063	425
	Avery Dennison Corp.	11,720	714
	Ball Corp.	17,751	1,245
	CF Industries Holdings, Inc.	30,304	1,948
	The Dow Chemical Co.	139,543	7,140
	E.I. du Pont de Nemours and Co.	116,562	7,454
	Eastman Chemical Co.	19,183	1,570
	Ecolab, Inc.	34,507	3,902
	FMC Corp.	17,194	904
	Freeport-McMoRan, Inc.	133,921	2,494
	International Flavors & Fragrances, Inc.	10,415	1,138
	International Paper Co.	54,450	2,591
	LyondellBasell Industries NV - Class A	50,584	5,236
	Martin Marietta Materials, Inc.	7,994	1,131
	MeadWestvaco Corp.	21,609	1,020
	Monsanto Co.	61,305	6,534
	The Mosaic Co.	39,963	1,872
	Newmont Mining Corp.	68,097	1,591
	Nucor Corp.	41,093	1,811
*	Owens-Illinois, Inc.	20,763	476
	PPG Industries, Inc.	35,005	4,016
	Praxair, Inc.	37,124	4,438

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Materials continued

	Sealed Air Corp.	27,062	1,390
	The Sherwin-Williams Co.	10,199	2,805
	Sigma-Aldrich Corp.	15,378	2,143
	Vulcan Materials Co.	17,082	1,434

	Total		73,509

	Telecommunication Services (2.2%)

	AT&T, Inc.	668,673	23,751
	CenturyLink, Inc.	72,591	2,133
	Frontier Communications Corp.	148,503	735
*	Level 3 Communications, Inc.	37,883	1,995
	Verizon Communications, Inc.	525,163	24,478

	Total		53,092

	Utilities (2.8%)

	The AES Corp.	87,873	1,165
	AGL Resources, Inc.	15,443	719
	Ameren Corp.	31,243	1,177
	American Electric Power Co., Inc.	63,087	3,342
	CenterPoint Energy, Inc.	55,395	1,054
	CMS Energy Corp.	35,538	1,132
	Consolidated Edison, Inc.	37,712	2,183
	Dominion Resources, Inc.	76,418	5,110
	DTE Energy Co.	23,091	1,724
	Duke Energy Corp.	89,045	6,288
	Edison International	41,953	2,332
	Entergy Corp.	23,116	1,630
	Eversource Energy	40,902	1,857
	Exelon Corp.	110,897	3,484
	FirstEnergy Corp.	54,342	1,769
	NextEra Energy, Inc.	57,187	5,606
	NiSource, Inc.	40,867	1,863
	NRG Energy, Inc.	42,942	983
	Pepco Holdings, Inc.	32,553	877
	PG&E Corp.	61,824	3,036
	Pinnacle West Capital Corp.	14,261	811
	PPL Corp.	86,029	2,535
	Public Service Enterprise Group, Inc.	65,137	2,559
	SCANA Corp.	18,403	932
	Sempra Energy	29,968	2,965
	The Southern Co.	116,952	4,900
	TECO Energy, Inc.	30,275	535
	WEC Energy Group, Inc.	40,588	1,825
	Xcel Energy, Inc.	65,272	2,100

	Total		66,493

	Total Common Stocks (Cost: $1,273,396)		2,346,031

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 500 Stock Portfolio  13

Index 500 Stock Portfolio

	Short-Term Investments (0.2%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies (0.2%)

(b)	Federal Home Loan Bank, 0.08%, 8/14/15	5,000,000	5,000

	Total		5,000

	Total Short-Term Investments (Cost: $4,999)		5,000

	Total Investments (98.9%) (Cost: $1,278,395)(a)		2,351,031

	Other Assets, Less Liabilities (1.1%)		27,106

	Net Assets (100.0%)		2,378,137

*	Non-Income Producing

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $1,278,395 and the net unrealized appreciation of investments based on that cost was $1,072,636 which is comprised of $1,129,863 aggregate gross unrealized appreciation and $57,227 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2015, $30,232)	289	9/15	$(546)

(p)	Restricted securities (excluding 144A issues) on June 30, 2015.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Property Development Centers LLC	2/2/15	$1	$1	0.00%
Casa Ley SA de CV	2/2/15	30	30	0.00%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Consumer Staples	$—	$—	$31
All Others	2,346,000	—	—
Short-Term Investments	—	5,000	—

Total Assets	$2,346,000	$5,000	$31

Liabilities:
Other Financial Instruments^
Futures	(546)	—	—

Total Liabilities	$(546)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

14  Index 500 Stock Portfolio

Large Company Value Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,011.33	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.27	$3.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.71%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Large Company Value Portfolio  15

Large Company Value Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.0%)

*	AMC Networks, Inc. - Class A	11,810	967
	BorgWarner, Inc.	23,890	1,358
	Comcast Corp. - Class A	20,740	1,247
	Delphi Automotive PLC	34,800	2,961
	Ford Motor Co.	58,440	877
	Harley-Davidson, Inc.	25,290	1,425
	Lowe’s Cos., Inc.	33,640	2,253
	Macy’s, Inc.	45,650	3,080
	Marriott International, Inc. - Class A	14,020	1,043
	Time Warner, Inc.	30,340	2,652
	Whirlpool Corp.	18,280	3,164

	Total		21,027

	Consumer Staples (4.1%)

	Altria Group, Inc.	22,190	1,085
	CVS Health Corp.	39,020	4,092
	Philip Morris International, Inc.	32,450	2,602

	Total		7,779

	Energy (11.4%)

	Baker Hughes, Inc.	24,230	1,495
	Chevron Corp.	32,110	3,098
	Exxon Mobil Corp.	23,410	1,948
	Halliburton Co.	68,530	2,952
*	Oasis Petroleum, Inc.	62,970	998
	Occidental Petroleum Corp.	46,720	3,633
	Oceaneering International, Inc.	28,710	1,338
	Total SA, ADR	94,560	4,649
	Valero Energy Corp.	25,750	1,612

	Total		21,723

	Financials (30.3%)

	The Allstate Corp.	31,400	2,037
	American International Group, Inc.	40,060	2,477
	Ameriprise Financial, Inc.	29,370	3,669
	Bank of America Corp.	271,110	4,614
*	Berkshire Hathaway, Inc. - Class B	12,050	1,640
	BlackRock, Inc.	3,090	1,069
	Brixmor Property Group, Inc.	62,350	1,442
	Capital One Financial Corp.	33,100	2,912
	Discover Financial Services	41,650	2,400
	The Goldman Sachs Group, Inc.	14,000	2,923
	Invesco, Ltd.	96,640	3,623
	JPMorgan Chase & Co.	109,150	7,396
	KeyCorp	120,350	1,808
	MetLife, Inc.	43,740	2,449
	PNC Financial Services Group, Inc.	30,310	2,899
	Principal Financial Group, Inc.	14,990	769
	Prudential Financial, Inc.	25,220	2,207

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	The Travelers Cos., Inc.	14,340	1,386
	US Bancorp	89,890	3,901
	Wells Fargo & Co.	114,120	6,418

	Total		58,039

	Health Care (14.9%)

	Abbott Laboratories	58,380	2,865
*	Allergan PLC	9,300	2,822
	Amgen, Inc.	14,560	2,235
	Anthem, Inc.	13,280	2,180
*	HCA Holdings, Inc.	24,500	2,223
	Johnson & Johnson	45,740	4,458
*	Laboratory Corp. of America Holdings	9,170	1,111
	Medtronic PLC	57,330	4,248
	Merck & Co., Inc.	72,540	4,130
	Zimmer Biomet Holdings, Inc.	20,140	2,200

	Total		28,472

	Industrials (11.9%)

	Eaton Corp. PLC	42,830	2,891
	Honeywell International, Inc.	37,540	3,828
	Ingersoll-Rand PLC	60,240	4,061
	Masco Corp.	49,830	1,329
	Precision Castparts Corp.	6,740	1,347
	Raytheon Co.	21,210	2,029
	Stanley Black & Decker, Inc.	18,460	1,943
*	United Rentals, Inc.	16,300	1,428
	United Technologies Corp.	35,770	3,968

	Total		22,824

	Information Technology (10.6%)

	Applied Materials, Inc.	181,360	3,486
	Cisco Systems, Inc.	128,560	3,530
*	Electronic Arts, Inc.	49,180	3,270
	Microchip Technology, Inc.	55,410	2,628
*	Micron Technology, Inc.	46,370	874
	Oracle Corp.	118,700	4,783
	Western Digital Corp.	21,740	1,705

	Total		20,276

	Materials (1.4%)

	The Dow Chemical Co.	33,880	1,734
	LyondellBasell Industries NV - Class A	9,340	967

	Total		2,701

	Utilities (1.9%)

	PPL Corp.	57,860	1,705
*	Talen Energy Corp.	7,226	124
	Westar Energy, Inc.	21,130	723

The Accompanying Notes are an Integral Part of the Financial Statements.

16  Large Company Value Portfolio

Large Company Value Portfolio

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Utilities continued

Xcel Energy, Inc.	34,860	1,122

Total		3,674

Total Common Stocks (Cost: $167,300)		186,515

Foreign Common Stocks (1.7%)	Country	Shares/ $ Par	Value $ (000’s)

Energy (1.7%)

Imperial Oil, Ltd.	Canada	85,730	3,312

Total			3,312

Total Foreign Common Stocks (Cost: $3,843)			3,312

Total Investments (99.2%) (Cost: $171,143)(a)			189,827

Other Assets, Less Liabilities (0.8%)			1,521

Net Assets (100.0%)			191,348

*	Non-Income Producing

ADR after the name of a security represents— American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $171,143 and the net unrealized appreciation of investments based on that cost was $18,684 which is comprised of $24,010 aggregate gross unrealized appreciation and $5,326 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	2,959	7/15	$18	$—		$18
Buy	HSBC Bank USA NA	EUR	154	7/15	—	—	(m)	—	(m)
Sell	HSBC Bank USA NA	EUR	3,083	7/15	14	—		14

					$32	$—	(m)	$32

CAD — Canadian Dollar

EUR — Euro

(m)	Amount is less than one thousand

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$186,515	$—		$—
Foreign Common Stocks	3,312	—		—
Other Financial Instruments^
Forward Currency Contracts	—	32		—

Total Assets	$189,827	$32		$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	—	(m)	—

Total Liabilities	$189,827	$—	(m)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Large Company Value Portfolio  17

Domestic Equity Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio may hold fewer securities than other diversified portfolios because of its more focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,003.47	$2.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

18  Domestic Equity Portfolio

Domestic Equity Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

Consumer Discretionary (5.8%)

Johnson Controls, Inc.	378,800	18,762
Lowe’s Cos., Inc.	251,700	16,856

Total		35,618

Consumer Staples (12.7%)

Archer-Daniels-Midland Co.	400,100	19,293
CVS Health Corp.	183,600	19,256
Kraft Foods Group, Inc.	207,066	17,629
Mondelez International, Inc.	522,000	21,475

Total		77,653

Energy (13.3%)

Chevron Corp.	167,246	16,134
ConocoPhillips	230,700	14,167
Halliburton Co.	385,600	16,608
Marathon Oil Corp.	558,100	14,812
Occidental Petroleum Corp.	253,500	19,715

Total		81,436

Financials (12.7%)

The Allstate Corp.	285,700	18,534
The Bank of New York Mellon Corp.	466,100	19,562
BB&T Corp.	487,000	19,631

	Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Marsh & McLennan Cos., Inc.	348,100	19,737

	Total		77,464

	Health Care (21.7%)

	Baxter International, Inc.	278,000	19,441
	Cardinal Health, Inc.	224,000	18,738
*	Express Scripts Holding Co.	207,984	18,498
	Johnson & Johnson	189,400	18,459
	Merck & Co., Inc.	330,300	18,804
	Pfizer, Inc.	581,300	19,491
	Quest Diagnostics, Inc.	262,500	19,036

	Total		132,467

	Industrials (8.9%)

	Northrop Grumman Corp.	117,400	18,623
	Raytheon Co.	182,300	17,443
	Waste Management, Inc.	400,500	18,563

	Total		54,629

	Information Technology (11.7%)

	CA, Inc.	614,787	18,007
	Cisco Systems, Inc.	689,200	18,925
	Intel Corp.	625,300	19,019
	Xerox Corp.	1,482,200	15,771

	Total		71,722

Common Stocks (98.9%)	Shares/ $ Par	Value $ (000’s)

Materials (2.9%)

E.I. du Pont de Nemours and Co.	276,800	17,701

Total		17,701

Telecommunication Services (6.3%)

AT&T, Inc.	573,000	20,353
Verizon Communications, Inc.	383,600	17,880

Total		38,233

Utilities (2.9%)

Edison International	317,400	17,641

Total		17,641

Total Common Stocks (Cost: $468,585)		604,564

Total Investments (98.9%) (Cost: $468,585)(a)		604,564

Other Assets, Less Liabilities (1.1%)		6,815

Net Assets (100.0%)		611,379

*	Non-Income Producing

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $468,585 and the net unrealized appreciation of investments based on that cost was $135,979 which is comprised of $141,029 aggregate gross unrealized appreciation and $5,050 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
		Level 2 - Other
Description	Level 1 - Quoted Prices	Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$604,564	$—	$—

Total	$604,564	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Domestic Equity Portfolio   19

Equity Income Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

A portion of the Portfolio’s assets may be invested in lower quality debt securities, which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$ 983.63	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

20  Equity Income Portfolio

Equity Income Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.1%)

	Cablevision Systems Corp. - Class A	194,200	4,649
	Carnival Corp.	145,000	7,162
	Coach, Inc.	61,200	2,118
	Comcast Corp. - Class A	78,200	4,703
	Ford Motor Co.	290,500	4,360
	General Motors Co.	133,033	4,434
	Genuine Parts Co.	57,900	5,184
	Johnson Controls, Inc.	118,700	5,879
	Kohl’s Corp.	125,700	7,870
	Las Vegas Sands Corp.	94,200	4,952
	Macy’s, Inc.	100,700	6,794
	Mattel, Inc.	322,700	8,290
	McDonald’s Corp.	51,800	4,925
	The New York Times Co. - Class A	191,700	2,617
*	News Corp. - Class A	188,700	2,753
	Staples, Inc.	423,100	6,478
	Time Warner, Inc.	132,000	11,538
	Viacom, Inc. - Class B	39,000	2,521
	The Walt Disney Co.	49,300	5,627

	Total		102,854

	Consumer Staples (4.6%)

	Archer-Daniels-Midland Co.	187,400	9,036
	Avon Products, Inc.	300,700	1,882
	Campbell Soup Co.	93,000	4,432
	The Clorox Co.	62,700	6,522
	ConAgra Foods, Inc.	28,800	1,259
	Kellogg Co.	40,000	2,508
	McCormick & Co., Inc.	48,800	3,950
	PepsiCo, Inc.	74,100	6,917

	Total		36,506

	Energy (11.4%)

	Anadarko Petroleum Corp.	64,800	5,058
	Apache Corp.	205,200	11,826
	BP PLC, ADR	96,100	3,840
	Canadian Natural Resources, Ltd.	87,000	2,363
	Chevron Corp.	145,200	14,007
	ConocoPhillips	48,300	2,966
	CONSOL Energy, Inc.	182,300	3,963
	Diamond Offshore Drilling, Inc.	108,400	2,798
	Exxon Mobil Corp.	155,600	12,946
	Hess Corp.	153,900	10,293
	Murphy Oil Corp.	29,400	1,222
	Occidental Petroleum Corp.	81,500	6,338
	Royal Dutch Shell PLC - Class A, ADR	172,300	9,823
	Schlumberger, Ltd.	26,900	2,319

	Total		89,762

	Common Stocks (95.8%)	Shares/ $ Par	Value $ (000’s)

	Financials (21.6%)

	American Express Co.	101,100	7,858
	Bank of America Corp.	870,823	14,821
	The Bank of New York Mellon Corp.	5,500	231
	The Chubb Corp.	37,100	3,530
	Digital Realty Trust, Inc.	64,000	4,268
	JPMorgan Chase & Co.	367,388	24,894
	Loews Corp.	174,300	6,712
	Marsh & McLennan Cos., Inc.	215,100	12,196
	MetLife, Inc.	136,600	7,648
	Northern Trust Corp.	131,700	10,070
	Och-Ziff Capital Management Group - Class A	85,400	1,044
	PNC Financial Services Group, Inc.	146,600	14,022
	Rayonier, Inc.	120,000	3,066
	Regions Financial Corp.	297,700	3,084
	Sun Life Financial, Inc.	97,800	3,267
	SunTrust Banks, Inc.	223,300	9,606
	U.S. Bancorp	351,600	15,259
	Wells Fargo & Co.	339,200	19,077
	Weyerhaeuser Co.	202,935	6,392
	Willis Group Holdings PLC	52,900	2,481

	Total		169,526

	Health Care (6.1%)

	Bristol-Myers Squibb Co.	168,900	11,239
	Johnson & Johnson	135,800	13,235
	Merck & Co., Inc.	194,300	11,061
	Pfizer, Inc.	376,826	12,635

	Total		48,170

	Industrials (13.8%)

	The Boeing Co.	74,100	10,279
	Deere & Co.	71,900	6,978
	Eaton Corp. PLC	63,870	4,311
	Emerson Electric Co.	149,300	8,276
	Flowserve Corp.	59,700	3,144
	General Electric Co.	924,600	24,567
	Honeywell International, Inc.	77,400	7,892
	Illinois Tool Works, Inc.	109,800	10,079
	Joy Global, Inc.	94,500	3,421
	Masco Corp.	209,800	5,595
	Stanley Black & Decker, Inc.	59,400	6,251
	Tyco Interntional PLC	14,500	558
	United Parcel Service, Inc. - Class B	92,500	8,964
*	USG Corp.	114,300	3,176
	Xylem, Inc.	135,900	5,038

	Total		108,529

	Information Technology (10.4%)

	Analog Devices, Inc.	107,600	6,906
	Applied Materials, Inc.	372,700	7,163

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio  21

Equity Income Portfolio

	Common Stocks (95.8%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	CA, Inc.		88,600	2,595
	Cisco Systems, Inc.		292,600	8,035
	Computer Sciences Corp.		43,200	2,836
	Corning, Inc.		351,800	6,941
(p)*	Dell Appraisal Rights Action		347,300	4,776
	Harris Corp.		115,000	8,845
	International Business Machines Corp.		44,400	7,222
	Microsoft Corp.		181,700	8,022
	QUALCOMM, Inc.		132,000	8,267
	Texas Instruments, Inc.		135,200	6,964
	Western Union Co.		166,800	3,391

	Total			81,963

	Materials (5.2%)

	E.I. du Pont de Nemours and Co.		82,300	5,263
	International Paper Co.		202,200	9,623
	MeadWestvaco Corp.		87,300	4,120
	Newmont Mining Corp.		177,600	4,149
	Nucor Corp.		146,900	6,474
	Potash Corp. of Saskatchewan, Inc.		111,900	3,465
	Vulcan Materials Co.		95,400	8,007

	Total			41,101

	Telecommunication Services (3.2%)

	AT&T, Inc.		360,335	12,799
	CenturyLink, Inc.		131,590	3,866
	Verizon Communications, Inc.		178,308	8,311

	Total			24,976

	Utilities (6.4%)

	The AES Corp.		225,100	2,985
	Duke Energy Corp.		137,300	9,696
	Entergy Corp.		114,900	8,100
	Exelon Corp.		207,300	6,513
	FirstEnergy Corp.		172,200	5,605
	NiSource, Inc.		255,400	11,644
	Xcel Energy, Inc.		172,300	5,545

	Total			50,088

	Total Common Stocks (Cost: $637,938)			753,475

	Foreign Common Stocks (1.2%)	Country

	Health Care (0.5%)

	GlaxoSmithKline PLC	United Kingdom	177,680	3,692

	Total			3,692

	Telecommunication Services (0.7%)

	Telefonica SA	Spain	272,601	3,875
	Vodafone Group PLC	United Kingdom	485,401	1,753

	Total			5,628

	Total Foreign Common Stocks (Cost: $11,197)			9,320

Short-Term Investments (3.8%)	Shares/ $ Par	Value $ (000’s)

Money Market Funds (3.8%)

T. Rowe Price Reserve Investment Fund	29,750,641	29,751

Total		29,751

Total Short-Term Investments (Cost: $29,751)		29,751

Total Investments (100.8%) (Cost: $678,886)(a)		792,546

Other Assets, Less Liabilities (-0.8%)		(6,152)

Net Assets (100.0%)		786,394

The Accompanying Notes are an Integral Part of the Financial Statements.

22  Equity Income Portfolio

Equity Income Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $678,886 and the net unrealized appreciation of investments based on that cost was $113,660 which is comprised of $145,550 aggregate gross unrealized appreciation and $31,890 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(p)	Restricted securities (excluding 144A issues) on June 30, 2015.

Description	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Dell Appraisal Rights Action	10/24/13	$4,130	$4,776	0.61%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks
Information Technology	$77,187	$—	$4,776
All Others	671,512	—	—
Foreign Common Stocks	9,320	—	—
Short-Term Investments	29,751	—	—

Total	$787,770	$—	$4,776

At the period ended June 30, 2015 there were transfers from Level 2 to Level 1 in the amount of $9,320 thousand. These transfers were the result of fair value procedures on certain foreign securities in the portfolio on December 31, 2014. These securities did not require the use of fair value procedures on June 30, 2015.

The Accompanying Notes are an Integral Part of the Financial Statements.

Equity Income Portfolio  23

Mid Cap Growth Stock Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,051.19	$2.64
Hypothetical (5% return before expenses)	$1,000.00	$1,022.22	$2.61

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.52%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

24  Mid Cap Growth Stock Portfolio

Mid Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (23.3%)

	BorgWarner, Inc.	487,250	27,695
	Brunswick Corp.	326,755	16,619
	Dollar General Corp.	548,515	42,642
	Marriott International, Inc. - Class A	295,284	21,966
*	Michael Kors Holdings, Ltd.	351,435	14,792
*	O’Reilly Automotive, Inc.	115,105	26,012
	Polaris Industries, Inc.	220,140	32,605
	Ross Stores, Inc.	469,896	22,842
*	Sally Beauty Co., Inc.	351,435	11,098
	Six Flags Entertainment Corp.	241,858	10,847
	Williams-Sonoma, Inc.	414,614	34,110

	Total		261,228

	Consumer Staples (4.0%)

	Keurig Green Mountain, Inc.	190,782	14,619
	Mead Johnson Nutrition Co.	200,397	18,080
*	Monster Beverage Corp.	86,905	11,647

	Total		44,346

	Energy (2.4%)

*	Concho Resources, Inc.	128,333	14,612
	Range Resources Corp.	246,004	12,148

	Total		26,760

	Financials (9.8%)

*	Affiliated Managers Group, Inc.	183,812	40,181

	Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	LPL Financial Holdings, Inc.	279,726	13,005
	Moody’s Corp.	159,923	17,265
*	PRA Group, Inc.	217,791	13,571
*	Signature Bank	180,041	26,356

	Total		110,378

	Health Care (19.0%)

*	Align Technology, Inc.	262,589	16,467
*	BioMarin Pharmaceutical, Inc.	180,140	24,640
	Bio-Techne Corp.	113,644	11,191
*	Cerner Corp.	395,858	27,338
*	HMS Holdings Corp.	816,197	14,014
*	IDEXX Laboratories, Inc.	216,488	13,886
*	Mallinckrodt PLC	132,282	15,572
*	Medivation, Inc.	133,269	15,219
*	MEDNAX, Inc.	410,665	30,434
*	Mettler-Toledo International, Inc.	40,474	13,820
*	Sirona Dental Systems, Inc.	306,025	30,731

	Total		213,312

	Industrials (18.2%)

	AMETEK, Inc.	555,780	30,445
	Equifax, Inc.	260,334	25,276
*	The Middleby Corp.	139,192	15,621
*	Old Dominion Freight Line, Inc.	424,486	29,122
	Rockwell Collins, Inc.	266,538	24,615
*	Stericycle, Inc.	186,817	25,017
	Towers Watson & Co. - Class A	113,525	14,281

	Common Stocks (96.6%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

*	TransDigm Group, Inc.	59,527	13,374
*	Verisk Analytics, Inc.	366,242	26,648

	Total		204,399

	Information Technology (17.4%)

*	Akamai Technologies, Inc.	377,121	26,331
*	ANSYS, Inc.	191,512	17,474
	ARM Holdings PLC, ADR	231,986	11,430
*	CoStar Group, Inc.	94,157	18,950
*	Genpact, Ltd.	877,284	18,712
*	Guidewire Software, Inc.	389,935	20,639
*	NeuStar, Inc. - Class A	389,402	11,374
*	Pandora Media, Inc.	781,982	12,152
*	Red Hat, Inc.	344,524	26,160
*	Vantiv, Inc. - Class A	847,037	32,348

	Total		195,570

	Telecommunication Services (2.5%)

*	SBA Communications Corp. - Class A	238,897	27,466

	Total		27,466

	Total Common Stocks (Cost: $970,615)		1,083,459

	Total Investments (96.6%) (Cost: $970,615)(a)		1,083,459

	Other Assets, Less Liabilities (3.4%)		38,448

	Net Assets (100.0%)		1,121,907

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $970,615 and the net unrealized appreciation of investments based on that cost was $112,844 which is comprised of $151,090 aggregate gross unrealized appreciation and $38,246 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$1,083,459	$—	$—

Total	$1,083,459	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Growth Stock Portfolio  25

Index 400 Stock Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P MidCap 400 Index” and “Standard & Poor’s MidCap 400 Index” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks.

The Portfolio may invest in derivative instruments such as futures and, to a lesser extent, swap agreements to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,041.33	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.27%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

26  Index 400 Stock Portfolio

Index 400 Stock Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (14.0%)

	Aaron’s, Inc.	26,180	948
	Abercrombie & Fitch Co. - Class A	28,197	607
	Advance Auto Parts, Inc.	29,660	4,725
*	AMC Networks, Inc. - Class A	24,024	1,966
	American Eagle Outfitters, Inc.	71,287	1,228
*	Ann, Inc.	18,642	900
*	Apollo Group, Inc. - Class A	39,094	504
*	Ascena Retail Group, Inc.	53,511	891
	Big Lots, Inc.	21,860	983
	Brinker International, Inc.	24,779	1,429
	Brunswick Corp.	37,572	1,911
*	Buffalo Wild Wings, Inc.	7,699	1,206
*	Cabela’s, Inc.	19,439	972
	Carter’s, Inc.	21,295	2,264
	The Cheesecake Factory, Inc.	18,381	1,002
	Chico’s FAS, Inc.	58,104	966
	Cinemark Holdings, Inc.	42,590	1,711
	CST Brands, Inc.	31,226	1,220
	Dana Holding Corp.	66,121	1,361
*	Deckers Outdoor Corp.	13,496	971
	DeVry, Inc.	23,244	697
	Dick’s Sporting Goods, Inc.	39,369	2,038
	Domino’s Pizza, Inc.	22,371	2,537
*	DreamWorks Animation SKG, Inc. - Class A	29,573	780
	Dunkin’ Brands Group, Inc.	39,006	2,145
	Foot Locker, Inc.	56,684	3,798
	Gentex Corp.	119,241	1,958
	Graham Holdings Co.	1,797	1,932
	Guess?, Inc.	26,049	499
	HSN, Inc.	13,186	926
	International Speedway Corp. - Class A	11,328	415
*	J.C. Penney Co., Inc.	123,796	1,049
*	Jarden Corp.	72,586	3,756
	John Wiley & Sons, Inc. - Class A	18,802	1,022
*	Kate Spade & Co.	51,741	1,114
	KB Home	36,898	612
*	Live Nation Entertainment, Inc.	59,144	1,626
*	LKQ Corp.	123,294	3,729
	M.D.C. Holdings, Inc.	15,840	475
	Meredith Corp.	14,819	773
*	Murphy USA, Inc.	17,245	963
	The New York Times Co. - Class A	53,166	726
*	NVR, Inc.	1,565	2,097

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

*	Office Depot, Inc.	199,794	1,730
*	Panera Bread Co. - Class A	10,282	1,797
	Polaris Industries, Inc.	24,782	3,670
	Rent-A-Center, Inc.	21,493	609
	Service Corp. International	81,909	2,411
	Signet Jewelers, Ltd.	32,477	4,165
*	Skechers U.S.A., Inc. - Class A	16,550	1,817
	Sotheby’s	25,066	1,134
*	Tempur-Pedic International, Inc.	24,734	1,630
	Thor Industries, Inc.	18,476	1,040
	Time, Inc.	44,391	1,021
*	Toll Brothers, Inc.	64,953	2,481
	Tupperware Brands Corp.	20,203	1,304
*	Vista Outdoor, Inc.	25,783	1,158
	The Wendy’s Co.	110,399	1,245
	Williams-Sonoma, Inc.	34,545	2,842

	Total		93,486

	Consumer Staples (4.1%)

	Avon Products, Inc.	176,347	1,104
*	The Boston Beer Co., Inc. - Class A	3,697	858
	Casey’s General Stores, Inc.	15,190	1,454
	Church & Dwight Co., Inc.	53,045	4,304
	Dean Foods Co.	38,244	618
	Energizer Holdings, Inc.	25,206	3,316
	Flowers Foods, Inc.	74,930	1,585
*	The Hain Celestial Group, Inc.	41,585	2,739
	Ingredion, Inc.	29,000	2,315
	Lancaster Colony Corp.	7,873	715
*	Post Holdings, Inc.	22,229	1,199
*	SUPERVALU, INC.	83,825	678
	Tootsie Roll Industries, Inc.	8,259	267
*	TreeHouse Foods, Inc.	17,378	1,408
*	United Natural Foods, Inc.	20,296	1,292
*	The WhiteWave Foods Co.	70,978	3,469

	Total		27,321

	Energy (4.4%)

	Atwood Oceanics, Inc.	24,368	644
	California Resources Corp.	125,164	756
	Denbury Resources, Inc.	144,543	919
*	Dresser-Rand Group, Inc.	31,181	2,656
*	Dril-Quip, Inc.	15,786	1,188
	Energen Corp.	29,623	2,023

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

*	Gulfport Energy Corp.	43,230	1,740
*	Helix Energy Solutions Group, Inc.	39,924	504
	HollyFrontier Corp.	79,440	3,391
	Nabors Industries, Ltd.	118,178	1,705
	Oceaneering International, Inc.	40,023	1,865
*	Oil States International, Inc.	20,911	779
	Patterson-UTI Energy, Inc.	59,940	1,128
	QEP Resources, Inc.	65,240	1,208
*	Rosetta Resources, Inc.	30,681	710
	Rowan Cos., PLC - Class A	50,569	1,068
	SM Energy Co.	27,344	1,261
	Superior Energy Services, Inc.	60,981	1,283
	Tidewater, Inc.	19,062	433
*	Unit Corp.	18,998	515
	Western Refining, Inc.	28,649	1,250
	World Fuel Services Corp.	29,259	1,403
*	WPX Energy, Inc.	82,986	1,019

	Total		29,448

	Financials (23.6%)

	Alexander & Baldwin, Inc.	18,415	726
	Alexandria Real Estate Equities, Inc.	29,199	2,554
*	Alleghany Corp.	6,510	3,052
	American Campus Communities, Inc.	45,522	1,716
	American Financial Group, Inc.	29,930	1,947
	Arthur J. Gallagher & Co.	68,073	3,220
	Aspen Insurance Holdings, Ltd.	24,975	1,196
	Associated Banc-Corp.	61,820	1,253
	BancorpSouth, Inc.	34,827	897
	Bank of Hawaii Corp.	17,678	1,179
	Bank of the Ozarks, Inc.	28,489	1,303
	BioMed Realty Trust, Inc.	82,493	1,595
	Brown & Brown, Inc.	46,811	1,538
	Camden Property Trust	35,199	2,615
	Cathay General Bancorp	30,123	977
	CBOE Holdings, Inc.	33,833	1,936
	City National Corp.	19,608	1,772
	CNO Financial Group, Inc.	79,823	1,465
	Commerce Bancshares, Inc.	33,859	1,584
	Communications Sales & Leasing, Inc.	48,582	1,201
	Corporate Office Properties Trust	38,317	902

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio  27

Index 400 Stock Portfolio

Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

Financials continued

Corrections Corp. of America	47,431	1,569
Cullen/Frost Bankers, Inc.	22,278	1,751
Douglas Emmett, Inc.	55,573	1,497
Duke Realty Corp.	139,854	2,597
East West Bancorp, Inc.	58,675	2,630
Eaton Vance Corp.	47,802	1,870
Equity One, Inc.	32,533	759
Everest Re Group, Ltd.	18,009	3,278
Extra Space Storage, Inc.	45,026	2,937
Federal Realty Investment Trust	27,838	3,566
Federated Investors, Inc. - Class B	38,728	1,297
First American Financial Corp.	43,935	1,635
First Horizon National Corp.	94,641	1,483
First Niagara Financial Group, Inc.	142,798	1,348
FirstMerit Corp.	67,196	1,400
Fulton Financial Corp.	71,616	935
Hancock Holding Co.	31,571	1,007
Hanover Insurance Group, Inc.	17,922	1,327
HCC Insurance Holdings, Inc.	38,789	2,981
Highwoods Properties, Inc.	38,121	1,523
Home Properties, Inc.	23,474	1,715
Hospitality Properties Trust	60,782	1,752
International Bancshares Corp.	23,421	629
Janus Capital Group, Inc.	59,970	1,027
Jones Lang LaSalle, Inc.	18,182	3,109
Kemper Corp.	19,956	769
Kilroy Realty Corp.	35,689	2,396
Lamar Advertising Co. - Class A	32,794	1,885
LaSalle Hotel Properties	45,786	1,624
Liberty Property Trust	60,583	1,952
Mack-Cali Realty Corp.	33,958	626
Mercury General Corp.	14,754	821
Mid-America Apartment Communities, Inc.	30,539	2,224
MSCI, Inc.	45,568	2,805
National Retail Properties, Inc.	54,316	1,902
New York Community Bancorp, Inc.	180,073	3,310
Old Republic International Corp.	97,772	1,528
OMEGA Healthcare Investors, Inc.	65,174	2,237
PacWest Bancorp	39,677	1,855
Potlatch Corp.	16,487	582
Primerica, Inc.	20,937	957
Prosperity Bancshares, Inc.	24,415	1,410

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Raymond James Financial, Inc.	51,889	3,092
	Rayonier, Inc.	51,469	1,315
	Regency Centers Corp.	38,231	2,255
	Reinsurance Group of America, Inc.	26,830	2,545
	RenaissanceRe Holdings, Ltd.	18,666	1,895
	SEI Investments Co.	52,525	2,575
	Senior Housing Properties Trust	95,254	1,672
*	Signature Bank	20,603	3,016
*	SLM Corp.	172,536	1,703
	StanCorp Financial Group, Inc.	17,108	1,293
*	Stifel Financial Corp.	27,514	1,589
*	SVB Financial Group	20,768	2,990
	Synovus Financial Corp.	53,989	1,664
	Tanger Factory Outlet Centers, Inc.	38,844	1,231
	Taubman Centers, Inc.	25,052	1,741
	TCF Financial Corp.	68,466	1,137
	Trustmark Corp.	27,382	684
	UDR, Inc.	104,971	3,362
	Umpqua Holdings Corp.	89,396	1,608
	Urban Edge Properties	37,416	778
	Valley National Bancorp	89,534	923
	W.R. Berkley Corp.	40,480	2,102
	Waddell & Reed Financial, Inc. - Class A	34,159	1,616
	Washington Federal, Inc.	38,437	897
	Webster Financial Corp.	36,795	1,455
	Weingarten Realty Investors	46,203	1,510
	WisdomTree Investments, Inc.	45,544	1,000
	WP GLIMCHER, Inc.	75,061	1,016

	Total		157,797

	Health Care (9.0%)

*	Akorn, Inc.	32,003	1,397
*	Align Technology, Inc.	29,456	1,847
*	Allscripts Healthcare Solutions, Inc.	68,914	943
*	Bio-Rad Laboratories, Inc. - Class A	8,384	1,263
	Bio-Techne Corp.	15,059	1,483
*	Centene Corp.	48,198	3,875
*	Charles River Laboratories International, Inc.	19,196	1,350
*	Community Health Systems, Inc.	47,841	3,013
	The Cooper Cos., Inc.	19,694	3,505
*	Halyard Health, Inc.	18,862	764
*	Health Net, Inc.	31,265	2,005
	Hill-Rom Holdings, Inc.	22,965	1,248
*	HMS Holdings Corp.	35,887	616
*	Hologic, Inc.	99,077	3,771
*	IDEXX Laboratories, Inc.	37,934	2,433

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

*	LifePoint Health, Inc.	17,959	1,561
*	MEDNAX, Inc.	37,909	2,809
*	Mettler-Toledo International, Inc.	11,336	3,871
*	Molina Healthcare, Inc.	16,280	1,144
	Omnicare, Inc.	39,269	3,701
	Owens & Minor, Inc.	25,589	870
	ResMed, Inc.	57,118	3,220
*	Sirona Dental Systems, Inc.	22,517	2,261
	STERIS Corp.	24,207	1,560
	Teleflex, Inc.	16,832	2,280
*	Thoratec Corp.	21,968	979
*	United Therapeutics Corp.	18,734	3,259
*	VCA, Inc.	33,302	1,812
*	WellCare Health Plans, Inc.	17,851	1,514

	Total		60,354

	Industrials (14.6%)

	A.O. Smith Corp.	30,370	2,186
	Acuity Brands, Inc.	17,603	3,168
*	AECOM	60,951	2,016
	AGCO Corp.	32,477	1,844
	Alaska Air Group, Inc.	52,543	3,385
	B/E Aerospace, Inc.	43,030	2,362
	Carlisle Cos., Inc.	26,480	2,651
	CEB, Inc.	13,562	1,181
	CLARCOR, Inc.	20,331	1,265
*	Clean Harbors, Inc.	21,639	1,163
	Con-way, Inc.	23,358	896
*	Copart, Inc.	46,153	1,638
	Crane Co.	19,746	1,160
	Deluxe Corp.	20,237	1,255
	Donaldson Co., Inc.	51,247	1,835
*	Esterline Technologies Corp.	12,487	1,191
	Fortune Brands Home & Security, Inc.	64,616	2,961
*	FTI Consulting, Inc.	16,860	695
	GATX Corp.	17,793	946
*	Genesee & Wyoming, Inc. - Class A	20,800	1,585
	Graco, Inc.	23,783	1,689
	Granite Construction, Inc.	14,737	523
	Herman Miller, Inc.	24,180	700
	HNI Corp.	18,031	922
	Hubbell, Inc. - Class B	21,574	2,336
	Huntington Ingalls Industries, Inc.	19,713	2,219
	IDEX Corp.	31,592	2,482
	ITT Corp.	36,154	1,513
*	JetBlue Airways Corp.	106,656	2,214
	KBR, Inc.	58,468	1,139
	Kennametal, Inc.	32,132	1,096
*	Kirby Corp.	22,613	1,734
*	KLX, Inc.	21,380	943
	Landstar System, Inc.	18,000	1,204
	Lennox International, Inc.	16,779	1,807

The Accompanying Notes are an Integral Part of the Financial Statements.

28  Index 400 Stock Portfolio

Index 400 Stock Portfolio

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Lincoln Electric Holdings, Inc.	30,637	1,865
	Manpowergroup, Inc.	31,705	2,834
	MSA Safety, Inc.	12,761	619
	MSC Industrial Direct Co., Inc. - Class A	20,505	1,431
	Nordson Corp.	22,931	1,786
*	NOW, Inc.	43,441	865
*	Old Dominion Freight Line, Inc.	27,462	1,884
	Orbital ATK, Inc.	24,088	1,767
	Oshkosh Corp.	31,700	1,343
	R.R. Donnelley & Sons Co.	84,549	1,474
	Regal Beloit Corp.	18,161	1,318
	Rollins, Inc.	38,994	1,112
	SPX Corp.	16,628	1,204
*	Teledyne Technologies, Inc.	14,322	1,511
	Terex Corp.	42,599	990
	The Timken Co.	29,414	1,076
	Towers Watson & Co. - Class A	28,097	3,535
	Trinity Industries, Inc.	62,801	1,660
	Triumph Group, Inc.	19,972	1,318
	Valmont Industries, Inc.	9,548	1,135
	Wabtec Corp.	39,160	3,690
	Waste Connections, Inc.	50,204	2,366
	Watsco, Inc.	11,129	1,377
	Werner Enterprises, Inc.	18,064	474
	Woodward, Inc.	23,563	1,296

	Total		97,834

	Information Technology (15.6%)

*	3D Systems Corp.	42,594	831
*	ACI Worldwide, Inc.	47,320	1,163
*	Acxiom Corp.	31,685	557
*	Advanced Micro Devices, Inc.	255,441	613
	Advent Software, Inc.	18,366	812
*	ANSYS, Inc.	36,386	3,320
*	ARRIS Group, Inc.	53,775	1,645
*	Arrow Electronics, Inc.	38,782	2,164
	Atmel Corp.	169,170	1,667
	Avnet, Inc.	55,051	2,263
	Belden, Inc.	17,286	1,404
	Broadridge Financial Solutions, Inc.	48,587	2,430
*	Cadence Design Systems, Inc.	118,625	2,332
	CDK Global, Inc.	64,979	3,508
*	Ciena Corp.	47,704	1,130
	Cognex Corp.	35,314	1,699
*	CommVault Systems, Inc.	17,233	731
	Convergys Corp.	40,058	1,021
*	CoreLogic, Inc.	36,564	1,451
*	Cree, Inc.	44,226	1,151
	Cypress Semiconductor Corp.	134,529	1,582
	Diebold, Inc.	26,283	920

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	DST Systems, Inc.	11,453	1,443
	FactSet Research Systems, Inc.	15,743	2,558
	Fair Isaac Corp.	12,586	1,143
*	Fairchild Semiconductor International, Inc.	47,192	820
	FEI Co.	16,845	1,397
*	Fortinet, Inc.	57,730	2,386
*	Gartner, Inc.	33,652	2,887
	Global Payments, Inc.	26,937	2,787
*	Informatica Corp.	42,441	2,057
*	Ingram Micro, Inc. - Class A	63,334	1,585
*	Integrated Device Technology, Inc.	60,131	1,305
	InterDigital, Inc.	14,619	832
	Intersil Corp. - Class A	53,432	668
*	IPG Photonics Corp.	14,505	1,235
	Jabil Circuit, Inc.	78,535	1,672
	Jack Henry & Associates, Inc.	33,145	2,144
*	JDS Uniphase Corp.	94,903	1,099
*	Keysight Technologies, Inc.	68,635	2,141
*	Knowles Corp.	34,497	624
	Leidos Holdings, Inc.	25,328	1,022
	Lexmark International, Inc. - Class A	24,845	1,098
*	Manhattan Associates, Inc.	29,905	1,784
	MAXIMUS, Inc.	26,707	1,755
	Mentor Graphics Corp.	40,052	1,059
	National Instruments Corp.	41,034	1,209
*	NCR Corp.	68,701	2,068
*	NeuStar, Inc. - Class A	22,442	655
	Plantronics, Inc.	15,874	894
*	Polycom, Inc.	54,740	626
*	PTC, Inc.	46,608	1,912
*	Rackspace Hosting, Inc.	48,046	1,787
*	Rovi Corp.	35,836	572
	Science Applications International Corp.	16,044	848
*	Silicon Laboratories, Inc.	16,100	870
*	Solarwinds, Inc.	26,936	1,243
	Solera Holdings, Inc.	27,204	1,212
*	SunEdison, Inc.	118,156	3,534
*	Synopsys, Inc.	62,859	3,184
*	Tech Data Corp.	14,893	857
	Teradyne, Inc.	86,957	1,677
*	Trimble Navigation, Ltd.	105,163	2,467
*	Tyler Technologies, Inc.	13,648	1,766
*	The Ultimate Software Group, Inc.	11,584	1,904
*	VeriFone Systems, Inc.	46,325	1,573
	Vishay Intertechnology, Inc.	55,027	643
*	WEX, Inc.	15,665	1,785

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Zebra Technologies Corp. - Class A	20,965	2,328

	Total		107,509

	Materials (7.2%)

	Albemarle Corp.	45,471	2,513
	AptarGroup, Inc.	25,373	1,618
	Ashland, Inc.	25,199	3,072
	Bemis Co., Inc.	39,494	1,778
	Cabot Corp.	25,724	959
	Carpenter Technology Corp.	20,430	790
*	The Chemours Co.	68,890	1,102
	Commercial Metals Co.	46,907	754
	Compass Minerals International, Inc.	13,645	1,121
	Cytec Industries, Inc.	28,938	1,752
	Domtar Corp.	25,944	1,074
	Eagle Materials, Inc.	20,360	1,554
	Grief, Inc. - Class A	13,762	493
*	Louisiana-Pacific Corp.	57,738	983
	Minerals Technologies, Inc.	14,077	959
	NewMarket Corp.	4,287	1,903
	Olin Corp.	31,418	847
	Packaging Corp. of America	40,155	2,509
	PolyOne Corp.	36,150	1,416
	Reliance Steel & Aluminum Co.	30,110	1,821
	Rock-Tenn Co. - Class A	56,354	3,393
	Royal Gold, Inc.	26,423	1,628
	RPM International, Inc.	53,997	2,644
	The Scotts Miracle-Gro Co. - Class A	18,125	1,073
	Sensient Technologies Corp.	18,942	1,295
	Silgan Holdings, Inc.	16,924	893
	Sonoco Products Co.	40,896	1,753
	Steel Dynamics, Inc.	98,007	2,030
	TimkenSteel Corp.	15,240	411
	United States Steel Corp.	59,046	1,218
	The Valspar Corp.	30,297	2,479
	Worthington Industries, Inc.	19,605	589

	Total		48,424

	Telecommunication Services (0.2%)

	Telephone and Data Systems, Inc.	39,850	1,171

	Total		1,171

	Utilities (4.3%)

	Alliant Energy Corp.	45,791	2,643
	Aqua America, Inc.	71,769	1,758
	Atmos Energy Corp.	40,945	2,100
	Black Hills Corp.	18,167	793
	Cleco Corp.	24,514	1,320
	Great Plains Energy, Inc.	62,633	1,513

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 400 Stock Portfolio  29

Index 400 Stock Portfolio

	Common Stocks (97.5%)	Shares/ $ Par	Value $ (000’s)

	Utilities continued

	Hawaiian Electric Industries, Inc.	43,538	1,294
	IDACORP, Inc.	20,406	1,146
	MDU Resources Group, Inc.	78,944	1,542
	National Fuel Gas Co.	34,217	2,015
	OGE Energy Corp.	80,891	2,311
	ONE Gas, Inc.	21,317	907
	PNM Resources, Inc.	32,285	794
	Questar Corp.	71,218	1,489
*	Talen Energy Corp.	33,792	580
	UGI Corp.	69,916	2,409
	Vectren Corp.	33,491	1,289
	Westar Energy, Inc.	53,598	1,834
	WGL Holdings, Inc.	20,156	1,094

	Total		28,831

	Total Common Stocks (Cost: $455,260)		652,175

	Short-Term Investments (0.4%)	Shares/ $ Par	Value $ (000’s)

	Federal Government & Agencies (0.4%)

(b)	Federal Home Loan Bank, 0.08%, 7/17/15	1,000,000	1,000
	Federal Home Loan Bank, 0.08%, 8/14/15	2,000,000	2,000

	Total		3,000

	Total Short-Term Investments (Cost: $3,000)		3,000

	Total Investments (97.9%) (Cost: $458,260)(a)		655,175

	Other Assets, Less Liabilities (2.1%)		14,017

	Net Assets (100.0%)		669,192

*	Non-Income Producing

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $458,260 and the net unrealized appreciation of investments based on that cost was $196,915 which is comprised of $220,689 aggregate gross unrealized appreciation and $23,774 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 400 Mini Index Futures (Long) (Total Notional Value at June 30, 2015, $16,678)	109	9/15	$(348)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$652,175	$—	$—
Short-Term Investments	—	3,000	—

Total Assets	$652,175	$3,000	$—

Liabilities:
Other Financial Instruments^
Futures	(348)	—	—

Total Liabilities	$(348)	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

30  Index 400 Stock Portfolio

Mid Cap Value Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investing in small and medium-sized companies involves a greater degree of risk than investing in large company stocks. The value of securities acquired in an IPO may rise or fall more rapidly than investments in more established issuers.

The Portfolio may invest in derivative instruments for cash management purposes or to hedge foreign currency exposure. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,007.91	$3.83
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.86

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.77%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Mid Cap Value Portfolio  31

Mid Cap Value Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (8.1%)

	Advance Auto Parts, Inc.	27,466	4,375
*	Bed Bath & Beyond, Inc.	31,225	2,154
	Carnival Corp.	76,906	3,798
	CST Brands, Inc.	67,108	2,621
	Honda Motor Co., Ltd., ADR	79,512	2,576
	Lowe’s Cos., Inc.	22,908	1,534
*	Markit, Ltd.	121,197	3,099
	Mattel, Inc.	133,426	3,428
	PulteGroup, Inc.	115,515	2,328
	Ralph Lauren Corp.	22,470	2,974
	Target Corp.	26,228	2,141
	Thor Industries, Inc.	30,206	1,700
*	Toll Brothers, Inc.	70,402	2,689

	Total		35,417

	Consumer Staples (8.2%)

	Campbell Soup Co.	53,290	2,539
	ConAgra Foods, Inc.	147,854	6,464
	General Mills, Inc.	80,437	4,482
	The J.M. Smucker Co.	30,069	3,260
	Kellogg Co.	72,170	4,525
	Mondelez International, Inc.	110,933	4,564
	Sysco Corp.	280,493	10,126

	Total		35,960

	Energy (8.4%)

	Apache Corp.	46,554	2,683
*	Cameron International Corp.	104,842	5,490
	Cimarex Energy Co.	30,060	3,316
	Devon Energy Corp.	110,439	6,570
	EQT Corp.	27,981	2,276
	Helmerich & Payne, Inc.	46,194	3,253
	Noble Energy, Inc.	150,532	6,425
	Occidental Petroleum Corp.	85,338	6,637

	Total		36,650

	Financials (25.6%)

	ACE, Ltd.	35,355	3,595
	Aflac, Inc.	32,144	1,999
	The Allstate Corp.	16,445	1,067
	Arthur J. Gallagher & Co.	22,481	1,063
	Bank of Hawaii Corp.	45,247	3,017
	BB&T Corp.	53,621	2,162
	BOK Financial Corp.	38,211	2,659
	Boston Properties, Inc.	11,634	1,408
	Brown & Brown, Inc.	89,176	2,930
	Capitol Federal Financial, Inc.	58,010	698
	The Chubb Corp.	23,959	2,280
	Comerica, Inc.	56,083	2,878
	Commerce Bancshares, Inc.	101,467	4,746
	Corrections Corp. of America	132,408	4,380
	Cullen/Frost Bankers, Inc.	33,186	2,608
	Empire State Realty Trust, Inc.	89,789	1,532
	Franklin Resources, Inc.	60,621	2,972

	Common Stocks (90.8%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	HCC Insurance Holdings, Inc.	55,187	4,241
	Host Hotels & Resorts, Inc.	107,445	2,131
	LPL Financial Holdings, Inc.	69,743	3,242
	M&T Bank Corp.	38,151	4,766
	MetLife, Inc.	39,117	2,190
	Northern Trust Corp.	142,959	10,931
	Piedmont Office Realty Trust, Inc. - Class A	240,933	4,238
	PNC Financial Services Group, Inc.	52,822	5,052
	ProAssurance Corp.	45,377	2,097
	Reinsurance Group of America, Inc.	47,532	4,509
	State Street Corp.	36,833	2,836
	SunTrust Banks, Inc.	70,001	3,011
	T. Rowe Price Group, Inc.	28,059	2,181
	Torchmark Corp.	32,199	1,875
	The Travelers Cos., Inc.	22,403	2,166
	Unum Group	108,180	3,867
	Westamerica Bancorporation	93,676	4,745
	Weyerhaeuser Co.	173,379	5,461

	Total		111,533

	Health Care (7.8%)

	Becton, Dickinson and Co.	15,959	2,261
*	Boston Scientific Corp.	159,565	2,824
	Cardinal Health, Inc.	13,056	1,092
	Cigna Corp.	11,922	1,931
*	Express Scripts Holding Co.	14,228	1,265
*	Hospira, Inc.	3,987	354
	Humana, Inc.	10,461	2,001
*	LifePoint Health, Inc.	81,225	7,063
	Quest Diagnostics, Inc.	77,007	5,585
	Stryker Corp.	43,414	4,149
	Zimmer Biomet Holdings, Inc.	50,933	5,563

	Total		34,088

	Industrials (9.7%)

	The ADT Corp.	112,713	3,784
*	Beacon Roofing Supply, Inc.	32,623	1,084
*	Clean Harbors, Inc.	62,127	3,339
	Emerson Electric Co.	108,987	6,041
	Heartland Express, Inc.	184,845	3,739
	Oshkosh Corp.	60,829	2,578
	Pentair PLC	36,867	2,535
	Republic Services, Inc.	324,528	12,712
	Textron, Inc.	24,150	1,078
	Tyco Interntional PLC	110,198	4,240
	Werner Enterprises, Inc.	44,587	1,170

	Total		42,300

	Information Technology (10.4%)

	Applied Materials, Inc.	247,338	4,754
	Broadcom Corp. - Class A	15,272	786
	Fidelity National Information Services, Inc.	34,865	2,155

The Accompanying Notes are an Integral Part of the Financial Statements.

32  Mid Cap Value Portfolio

Mid Cap Value Portfolio

	Common Stocks (90.8%)		Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	Harris Corp.		28,530	2,194
*	Keysight Technologies, Inc.		138,749	4,328
	Lam Research Corp.		54,600	4,442
	Maxim Integrated Products, Inc.		95,267	3,294
	Microchip Technology, Inc.		91,934	4,360
*	Micron Technology, Inc.		149,891	2,824
	SanDisk Corp.		76,179	4,435
	TE Connectivity, Ltd.		56,055	3,604
	Teradyne, Inc.		166,282	3,207
	Western Digital Corp.		63,950	5,015

	Total			45,398

	Materials (2.7%)

	Bemis Co., Inc.		48,534	2,185
	The Mosaic Co.		76,015	3,561
	Nucor Corp.		70,215	3,095
	Sonoco Products Co.		66,269	2,840

	Total			11,681

	Telecommunication Services (1.1%)

	CenturyLink, Inc.		158,675	4,662

	Total			4,662

	Utilities (8.8%)

	Atmos Energy Corp.		70,467	3,613
	Consolidated Edison, Inc.		42,108	2,437
	Edison International		97,141	5,399
	Great Plains Energy, Inc.		136,709	3,303
	The Laclede Group, Inc.		104,007	5,414
	NorthWestern Corp.		39,709	1,936
	OGE Energy Corp.		56,939	1,627
	PG&E Corp.		55,068	2,704
	The Southern Co.		51,210	2,146
	Westar Energy, Inc.		141,525	4,843
	Xcel Energy, Inc.		151,117	4,863

	Total			38,285

	Total Common Stocks (Cost: $372,136)			395,974

	Foreign Common Stocks (3.9%)	Country

	Energy (2.3%)

	Imperial Oil, Ltd.	Canada	264,401	10,214

	Total			10,214

	Industrials (1.2%)

	Royal Philips Electronics NV	Netherlands	209,822	5,338

	Total			5,338

	Telecommunication Services (0.4%)

	Rogers Communications, Inc. - Class B	Canada	42,645	1,513

	Total			1,513

	Total Foreign Common Stocks (Cost: $18,797)			17,065

Investment Companies (2.9%)	Shares/ $ Par	Value $ (000’s)

Investment Companies (2.9%)

iShares Russell Midcap Value Index Fund	172,483	12,722

Total		12,722

Total Investment Companies (Cost: $12,848)		12,722

Short-Term Investments (1.2%)

Commercial Paper (1.2%)

Crown Point Capital Co., 0.12%, 7/1/15	5,406,000	5,406

Total		5,406

Total Short-Term Investments (Cost: $5,406)		5,406

Total Investments (98.8%) (Cost: $409,187)(a)		431,167

Other Assets, Less Liabilities (1.2%)		5,123

Net Assets (100.0%)		436,290

The Accompanying Notes are an Integral Part of the Financial Statements.

Mid Cap Value Portfolio  33

Mid Cap Value Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $409,187 and the net unrealized appreciation of investments based on that cost was $21,980 which is comprised of $34,776 aggregate gross unrealized appreciation and $12,796 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(h)	Forward foreign currency contracts outstanding on June 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	CAD	12,705	7/15	$77	$—	$77
Buy	HSBC Bank USA NA	EUR	148	7/15	—	—	—(	m)
Sell	HSBC Bank USA NA	EUR	4,241	7/15	19	—	19
Buy	HSBC Bank USA NA	JPY	8,663	7/15	—	—	—(	m)
Sell	HSBC Bank USA NA	JPY	195,676	7/15	—	(17)	(17)

					$96	$(17)	$79

CAD — Canadian Dollar

EUR — Euro

JPY — Japanese Yen

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$395,974	$—	$—
Foreign Common Stocks	17,065	—	—
Investment Companies	12,722	—	—
Short-Term Investments	—	5,406	—
Other Financial Instruments^
Forward Currency Contracts	—	96	—

Total Assets	$425,761	$5,502	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(17)	—

Total Liabilities	$—	$(17)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

At the period ended June 30, 2015 there were transfers from Level 2 to Level 1 in the amount of $5,338 thousand. These transfers were the result of fair value procedures on certain foreign securities in the portfolio on December 31, 2014. These securities did not require the use of fair value procedures on June 30, 2015.

The Accompanying Notes are an Integral Part of the Financial Statements.

34  Mid Cap Value Portfolio

Small Cap Growth Stock Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange traded funds as a cash management strategy. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks due to lack of liquidity, the additional expenses incurred as a stockholder in another investment company, and tracking error.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,084.57	$2.89
Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Growth Stock Portfolio  35

Small Cap Growth Stock Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (17.5%)

	Arctic Cat, Inc.	85,650	2,844
	Bloomin’ Brands, Inc.	275,207	5,876
	Brinker International, Inc.	68,893	3,972
*	Buffalo Wild Wings, Inc.	19,380	3,037
*	Burlington Stores, Inc.	110,971	5,682
	Core-Mark Holding Co., Inc.	75,106	4,450
	Dana Holding Corp.	43,440	894
*	Del Frisco’s Restaurant Group, Inc.	169,160	3,151
	DSW, Inc. - Class A	134,390	4,484
*	Five Below, Inc.	126,500	5,000
*	G-III Apparel Group, Ltd.	60,182	4,234
	HSN, Inc.	84,680	5,944
*	Kate Spade & Co.	186,801	4,024
*	La Quinta Holdings, Inc.	230,657	5,270
	Marriott Vacations Worldwide Corp.	59,020	5,415
	Oxford Industries, Inc.	50,051	4,377
*	Party City Holdco, Inc.	118,941	2,411
	Pier 1 Imports, Inc.	185,817	2,347
*	Steven Madden, Ltd.	138,670	5,932
*	Taylor Morrison Home Corp. - Class A	112,350	2,287
*	Tenneco, Inc.	98,740	5,671
*	Vince Holding Corp.	180,522	2,163
*	Vista Outdoor, Inc.	61,130	2,745
*	Wayfair, Inc.	77,785	2,928
*	Wingstop, Inc.	38,900	1,105
*	Zulily, Inc. - Class A	114,315	1,491

	Total		97,734

	Consumer Staples (4.7%)

	Casey’s General Stores, Inc.	80,230	7,681
*	Natural Grocers by Vitamin Cottage, Inc.	155,074	3,818
*	Post Holdings, Inc.	67,030	3,615
	PriceSmart, Inc.	55,213	5,038
*	TreeHouse Foods, Inc.	74,125	6,006

	Total		26,158

	Energy (1.6%)

*	Forum Energy Technologies, Inc.	82,619	1,676
*	Hornbeck Offshore Services, Inc.	134,990	2,771
*	RSP Permian, Inc.	152,940	4,299

	Total		8,746

	Financials (7.9%)

	AMERISAFE, Inc.	96,840	4,557
	CoreSite Realty Corp.	73,500	3,340
	EverBank Financial Corp.	198,280	3,896
	Evercore Partners, Inc.	65,410	3,530
*	FCB Financial Holdings, Inc.	22,000	700
	First Merchants Corp.	161,670	3,993

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Flushing Financial Corp.	82,500	1,733
	Great Western Bancorp, Inc.	82,700	1,994
	HFF, Inc. - Class A	88,660	3,700
	James River Group Holdings, Ltd.	98,320	2,544
	MarketAxess Holdings, Inc.	28,843	2,676
*	MGIC Investment Corp.	291,500	3,317
	Sandy Spring Bancorp, Inc.	62,500	1,749
	Sunstone Hotel Investors, Inc.	248,512	3,730
	Wintrust Financial Corp.	46,000	2,455

	Total		43,914

	Health Care (22.9%)

*	Acadia Healthcare Co., Inc.	72,830	5,705
*	Achillion Pharmaceuticals, Inc.	211,690	1,876
*	Acorda Therapeutics, Inc.	94,100	3,136
*	Aerie Pharmaceuticals, Inc.	104,330	1,841
*	Agios Pharmaceuticals, Inc.	27,997	3,112
*	Alnylam Pharmaceuticals, Inc.	21,986	2,635
*	Amicus Therapeutics, Inc.	179,400	2,538
*	Anacor Pharmaceuticals, Inc.	67,216	5,204
	Atrion Corp.	8,954	3,513
*	BioCryst Pharmaceuticals, Inc.	196,647	2,936
*	Cyberonics, Inc.	45,740	2,720
*	Cynosure, Inc. - Class A	80,060	3,089
*	DexCom, Inc.	76,665	6,132
*	Five Prime Therapeutics, Inc.	102,063	2,535
*	Flexion Therapeutics, Inc.	32,400	709
*	Globus Medical, Inc. - Class A	218,430	5,607
*	GlycoMimetics, Inc.	101,985	811
	HealthSouth Corp.	143,500	6,610
*	HeartWare International, Inc.	25,500	1,854
*	ICU Medical, Inc.	45,940	4,395
*	Ironwood Pharmaceuticals, Inc.	25,900	312
*	KYTHERA Biopharmaceuticals, Inc.	46,390	3,494
*	The Medicines Co.	130,470	3,733
*	Omnicell, Inc.	116,980	4,411
*	Otonomy, Inc.	79,090	1,818
*	PAREXEL International Corp.	78,120	5,024
*	Portola Pharmaceuticals, Inc.	96,300	4,386
*	PTC Therapeutics, Inc.	51,010	2,455
*	Puma Biotechnology, Inc.	18,162	2,120
*	Relypsa, Inc.	63,070	2,087
*	Team Health Holdings, Inc.	89,360	5,838
*	Teladoc, Inc.	3,800	72
*	Tesaro, Inc.	68,400	4,021
*	Ultragenyx Pharmaceutical, Inc.	31,290	3,204

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

	US Physical Therapy, Inc.	88,510	4,847
*	Vascular Solutions, Inc.	136,094	4,725
*	WellCare Health Plans, Inc.	48,740	4,135
*	XenoPort, Inc.	226,790	1,390
*	Zafgen, Inc.	79,670	2,759

	Total		127,789

	Industrials (13.0%)

	A.O. Smith Corp.	50,433	3,630
	AAON, Inc.	130,483	2,939
	Altra Holdings, Inc.	110,288	2,998
*	Astronics Corp.	50,421	3,574
	AZZ, Inc.	67,583	3,501
	Celadon Group, Inc.	115,698	2,393
	Deluxe Corp.	62,660	3,885
*	Esterline Technologies Corp.	35,600	3,394
	Exponent, Inc.	109,776	4,916
*	Generac Holdings, Inc.	122,094	4,853
*	GP Strategies Corp.	100,560	3,343
	HEICO Corp. - Class A	87,820	4,459
	Lennox International, Inc.	46,010	4,955
	Marten Transport, Ltd.	86,860	1,885
*	Moog, Inc. - Class A	52,510	3,711
*	On Assignment, Inc.	97,025	3,811
*	Swift Transportation Co.	169,583	3,844
*	Teledyne Technologies, Inc.	40,650	4,289
	The Toro Co.	59,669	4,044
*	WageWorks, Inc.	45,620	1,845

	Total		72,269

	Information Technology (25.8%)

*	Aspen Technology, Inc.	107,719	4,906
*	CACI International, Inc. - Class A	30,640	2,478
*	Cardtronics, Inc.	74,380	2,756
	Cass Information Systems, Inc.	70,060	3,939
	CDW Corp.	73,238	2,510
*	Ciena Corp.	89,450	2,118
	Cognex Corp.	66,120	3,180
*	comScore, Inc.	89,240	4,753
*	Demandware, Inc.	33,450	2,378
*	Ellie Mae, Inc.	46,454	3,242
*	EPAM Systems, Inc.	52,950	3,772
*	ePlus, Inc.	41,174	3,156
*	Everyday Health, Inc.	196,058	2,506
*	Exlservice Holdings, Inc.	129,139	4,466
	Fair Isaac Corp.	74,990	6,807
	FEI Co.	39,995	3,317
*	Five9, Inc.	332,099	1,737
*	Fleetmatics Group PLC	111,640	5,228
	Heartland Payment Systems, Inc.	110,300	5,962
*	HubSpot, Inc.	69,395	3,441
	j2 Global, Inc.	73,860	5,018
*	Manhattan Associates, Inc.	80,803	4,820

The Accompanying Notes are an Integral Part of the Financial Statements.

36  Small Cap Growth Stock Portfolio

Small Cap Growth Stock Portfolio

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Marketo, Inc.	78,060	2,190
	MAXIMUS, Inc.	47,800	3,142
	MKS Instruments, Inc.	73,870	2,803
*	Model N, Inc.	183,700	2,188
*	NetScout Systems, Inc.	99,980	3,666
*	PTC, Inc.	136,000	5,579
*	Q2 Holdings, Inc.	85,630	2,419
*	Qorvo, Inc.	49,427	3,967
*	Qualys, Inc.	64,285	2,594
*	Rogers Corp.	53,160	3,516
	Solera Holdings, Inc.	53,060	2,364
*	Sonus Networks, Inc.	140,044	969
*	SunEdison Semiconductor, Ltd.	85,970	1,485
*	SunEdison, Inc.	98,209	2,937
*	SunPower Corp.	100,515	2,856

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Tyler Technologies, Inc.	59,770	7,733
*	Verint Systems, Inc.	72,250	4,389
*	WebMD Health Corp.	78,285	3,466
*	WEX, Inc.	30,690	3,498

	Total		144,251

	Materials (5.1%)

*	Boise Cascade Co.	107,833	3,955
	Cabot Corp.	33,485	1,249
	Graphic Packaging Holding Co.	490,980	6,839
*	Headwaters, Inc.	284,855	5,190
*	Omnova Solutions, Inc.	325,820	2,441
	PolyOne Corp.	136,990	5,366
	Silgan Holdings, Inc.	68,600	3,619

	Total		28,659

	Common Stocks (98.7%)	Shares/ $ Par	Value $ (000’s)

	Telecommunication Services (0.2%)

*	Vonage Holdings Corp.	239,700	1,177

	Total		1,177

	Total Common Stocks (Cost: $447,321)		550,697

	Total Investments (98.7%) (Cost: $447,321)(a)		550,697

	Other Assets, Less Liabilities (1.3%)		7,407

	Net Assets (100.0%)		558,104

*	Non-Income Producing

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $447,321 and the net unrealized appreciation of investments based on that cost was $103,376 which is comprised of $124,854 aggregate gross unrealized appreciation and $21,478 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$550,697	$—	$—

Total	$550,697	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value. On June 30, 2015, this Portfolio did not hold any derivative instruments.

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Growth Stock Portfolio  37

Index 600 Stock Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on equities.

Sector Allocation is subject to change.

“Standard & Poor’s®”, “S&P®”, “S&P SmallCap 600” and “Standard & Poor’s SmallCap 600” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life Insurance Company. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Portfolio.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange-traded funds and derivative instruments such as swap agreements and, to a lesser extent, futures contracts, for cash management purposes and to help achieve full replication. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,039.48	$1.72
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.34%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

38  Index 600 Stock Portfolio

Index 600 Stock Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (13.6%)

*	American Public Education, Inc.	2,368	61
	Arctic Cat, Inc.	1,789	59
*	Barnes & Noble, Inc.	6,280	163
	Big 5 Sporting Goods Corp.	2,524	36
*	Biglari Holdings, Inc.	237	98
*	BJ’s Restaurants, Inc.	3,007	146
*	Blue Nile, Inc.	1,639	50
	Bob Evans Farms, Inc.	3,266	167
*	Boyd Gaming Corp.	10,977	164
	The Buckle, Inc.	3,916	179
	Caleres, Inc.	6,050	192
	Callaway Golf Co.	10,783	96
	Capella Education Co.	1,502	81
*	Career Education Corp.	8,346	28
	The Cato Corp. - Class A	3,566	138
	The Children’s Place Retail Stores, Inc.	2,848	186
*	Christopher & Banks Corp.	5,139	21
	Cracker Barrel Old Country Store, Inc.	3,309	494
*	Crocs, Inc.	10,634	156
	DineEquity, Inc.	2,289	227
*	Dorman Products, Inc.	4,242	202
	Drew Industries, Inc.	3,333	193
*	The E.W. Scripps Co. - Class A	7,326	167
	Ethan Allen Interiors, Inc.	3,599	95
	The Finish Line, Inc. - Class A	6,361	177
*	Francesca’s Holdings Corp.	5,846	79
	Fred’s, Inc. - Class A	4,825	93
*	FTD Companies, Inc.	2,530	71
*	Gannett Co., Inc.	15,869	222
*	Genesco, Inc.	3,320	219
*	Gentherm, Inc.	4,960	272
*	G-III Apparel Group, Ltd.	5,281	372
	Group 1 Automotive, Inc.	2,951	268
	Harte-Hanks, Inc.	5,910	35
	Haverty Furniture Cos., Inc.	2,848	62
*	Helen of Troy, Ltd.	3,700	361
*	Hibbett Sports, Inc.	3,400	158
*	Iconix Brand Group, Inc.	6,594	165
	Interval Leisure Group, Inc.	5,475	125
*	iRobot Corp.	4,106	131
	Jack in the Box, Inc.	5,164	455
	Kirkland’s, Inc.	2,057	57
	La-Z-Boy, Inc.	7,071	186
	Lithia Motors, Inc. - Class A	3,165	358
*	Lumber Liquidators Holdings, Inc.	3,741	77
*	M/I Homes, Inc.	3,387	84
	The Marcus Corp.	2,537	49
*	MarineMax, Inc.	3,522	83

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

	Marriott Vacations Worldwide Corp.	3,814	350
	The Men’s Wearhouse, Inc.	6,341	406
*	Meritage Homes Corp.	5,199	245
*	Monarch Casino & Resort, Inc.	1,396	29
	Monro Muffler Brake, Inc.	4,397	273
	Movado Group, Inc.	2,363	64
	Nutrisystem, Inc.	4,047	101
	Outerwall, Inc.	2,549	194
	Oxford Industries, Inc.	2,015	176
	Papa John’s International, Inc.	4,067	308
*	The Pep Boys - Manny, Moe & Jack	7,429	91
*	Perry Ellis International, Inc.	1,661	39
	PetMed Express, Inc.	2,825	49
*	Pinnacle Entertainment, Inc.	8,360	312
	Pool Corp.	6,026	423
*	Popeyes Louisiana Kitchen, Inc.	3,198	192
*	Red Robin Gourmet Burgers, Inc.	1,951	167
*	Regis Corp.	6,107	96
*	Ruby Tuesday, Inc.	8,575	54
	Ruth’s Hospitality Group, Inc.	4,822	78
	The Ryland Group, Inc.	6,463	300
	Scholastic Corp.	3,712	164
*	Scientific Games Corp. - Class A	6,876	107
*	Select Comfort Corp.	7,224	217
*	Sizmek, Inc.	2,980	21
	Sonic Automotive, Inc. - Class A	4,568	109
	Sonic Corp.	6,824	197
	Stage Stores, Inc.	4,410	77
	Standard Motor Products, Inc.	2,890	101
*	Standard Pacific Corp.	20,541	183
	Stein Mart, Inc.	3,950	41
*	Steven Madden, Ltd.	7,715	330
*	Strayer Education, Inc.	1,516	65
	Sturm, Ruger & Co., Inc.	2,611	150
	Superior Industries International, Inc.	3,203	59
	Texas Roadhouse, Inc.	8,702	326
*	TopBuild Corp.	5,162	150
*	Tuesday Morning Corp.	6,116	69
*	Unifi, Inc.	1,986	67
*	Universal Electronics, Inc.	2,192	109
	Universal Technical Institute, Inc.	2,901	25
*	Vitamin Shoppe, Inc.	4,109	153
*	VOXX International Corp.	2,737	23

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary continued

	Winnebago Industries, Inc.	3,720	88
	Wolverine World Wide, Inc.	14,258	406
*	Zumiez, Inc.	2,985	79

	Total		14,821

	Consumer Staples (2.3%)

	The Andersons, Inc.	3,689	144
	B&G Foods, Inc.	8,006	228
	Calavo Growers, Inc.	2,137	111
	Cal-Maine Foods, Inc.	4,151	217
*	Central Garden & Pet Co. - Class A	5,796	66
*	Darling Ingredients, Inc.	22,823	335
*	Diamond Foods, Inc.	3,652	115
	Inter Parfums, Inc.	2,354	80
	J & J Snack Foods Corp.	2,065	228
*	Medifast, Inc.	1,558	50
	Sanderson Farms, Inc.	2,755	207
*	Seneca Foods Corp. - Class A	902	25
	Snyder’s-Lance, Inc.	7,216	233
	SpartanNash Co.	5,195	169
	Universal Corp.	3,121	179
	WD-40 Co.	1,891	165

	Total		2,552

	Energy (2.9%)

*	Approach Resources, Inc.	5,155	35
*	Basic Energy Services, Inc.	4,771	36
*	Bill Barrett Corp.	6,912	59
*	Bonanza Creek Energy, Inc.	5,351	98
	Bristow Group, Inc.	4,812	257
	CARBO Ceramics, Inc.	2,732	114
*	Carrizo Oil & Gas, Inc.	6,539	322
*	Cloud Peak Energy, Inc.	8,533	40
	Comstock Resources, Inc.	6,131	20
*	Contango Oil & Gas Co.	2,197	27
*	ERA Group, Inc.	2,701	55
	Exterran Holdings, Inc.	9,588	313
*	Geospace Technologies Corp.	1,816	42
	Green Plains, Inc.	4,770	131
	Gulf Island Fabrication, Inc.	1,848	21
	GulfMark Offshore, Inc. - Class A	3,541	41
*	Hornbeck Offshore Services, Inc.	4,389	90
*	ION Geophysical Corp.	17,744	19
*	Matrix Service Co.	3,691	68
*	Newpark Resources, Inc.	11,618	94
*	Northern Oil and Gas, Inc.	8,000	54
*	PDC Energy, Inc.	5,532	297
*	Penn Virginia Corp.	9,888	43
*	PetroQuest Energy, Inc.	8,096	16

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  39

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

*	Pioneer Energy Services Corp.	8,881	56
*	Rex Energy Corp.	6,872	38
*	SEACOR Holdings, Inc.	2,395	170
*	Stone Energy Corp.	7,900	100
*	Swift Energy Co.	6,145	13
*	Synergy Resources Corp.	12,506	143
	Tesco Corp.	4,898	53
*	TETRA Technologies, Inc.	11,001	70
	US Silica Holdings, Inc.	7,386	217

	Total		3,152

	Financials (20.9%)

	Acadia Realty Trust	9,502	277
	Agree Realty Corp.	2,431	71
	American Assets Trust, Inc.	5,145	202
	American Equity Investment Life Holding Co.	10,644	287
	AMERISAFE, Inc.	2,622	123
	Associated Estates Realty Corp.	7,996	229
	Astoria Financial Corp.	12,293	169
	Bank Mutual Corp.	5,990	46
	Banner Corp.	2,666	128
	BBCN Bancorp, Inc.	10,989	163
*	BofI Holding, Inc.	1,866	197
	Boston Private Financial Holdings, Inc.	11,472	154
	Brookline Bancorp, Inc.	9,734	110
	Calamos Asset Management, Inc.	2,354	29
	Capstead Mortgage Corp.	13,235	147
	Cardinal Financial Corp.	4,443	97
	CareTrust REIT, Inc.	3,881	49
	Cash America International, Inc.	3,796	99
	Cedar Realty Trust, Inc.	10,218	65
	Central Pacific Financial Corp.	3,659	87
	Chesapeake Lodging Trust	8,240	251
	City Holding Co.	2,102	104
	Columbia Banking System, Inc.	7,411	241
	Community Bank System, Inc.	5,632	213
	CoreSite Realty Corp.	3,663	166
	Cousins Properties, Inc.	28,424	295
	CVB Financial Corp.	13,357	235
	DiamondRock Hospitality Co.	27,725	355
	Dime Community Bancshares	4,187	71
	EastGroup Properties, Inc.	4,462	251
	Education Realty Trust, Inc.	6,679	209
*	eHealth, Inc.	2,474	31
	Employers Holdings, Inc.	4,405	100
*	Encore Capital Group, Inc.	3,344	143
*	Enova International, Inc.	3,647	68

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	EPR Properties	7,899	433
	Evercore Partners, Inc.	5,032	272
*	EZCORP, Inc. - Class A	6,744	50
	F.N.B. Corp.	24,066	345
	Financial Engines, Inc.	7,187	305
*	First BanCorp/Puerto Rico	14,472	70
*	First Cash Financial Services, Inc.	3,895	178
	First Commonwealth Financial Corp.	12,288	118
	First Financial Bancorp.	8,521	153
	First Financial Bankshares, Inc.	8,860	307
	First Midwest Bancorp, Inc.	10,770	204
*	Forestar Group, Inc.	4,644	61
	Franklin Street Properties Corp.	12,317	139
	The GEO Group, Inc.	10,307	352
	Getty Realty Corp.	3,601	59
	Glacier Bancorp, Inc.	10,433	307
	Government Properties Income Trust	9,720	180
*	Green Dot Corp. - Class A	5,576	107
	Greenhill & Co., Inc.	3,803	157
	Hanmi Financial Corp.	4,432	110
	HCI Group, Inc.	1,233	54
	Healthcare Realty Trust, Inc.	13,868	323
	HFF, Inc. - Class A	4,547	190
	Home BancShares, Inc.	8,121	297
	Horace Mann Educators Corp.	5,683	207
	Independent Bank Corp./Rockland MA	3,645	171
	Infinity Property & Casualty Corp.	1,584	120
	Inland Real Estate Corp.	12,209	115
	Interactive Brokers Group, Inc. - Class A	8,078	336
	Investment Technology Group, Inc.	4,728	117
	Kite Realty Group Trust	11,545	282
	LegacyTexas Financial Group, Inc.	5,002	151
	Lexington Realty Trust	29,332	249
	LTC Properties, Inc.	4,909	204
	MarketAxess Holdings, Inc.	5,155	478
	MB Financial, Inc.	8,910	307
	Meadowbrook Insurance Group, Inc.	6,463	56
	Medical Properties Trust, Inc.	28,858	378
	Montpelier Re Holdings, Ltd.	5,143	203
	National Penn Bancshares, Inc.	19,353	218
*	The Navigators Group, Inc.	1,511	117
	NBT Bancorp, Inc.	6,085	159
	Northwest Bancshares, Inc.	13,048	167

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	OFG Bancorp	6,157	66
	Old National Bancorp	14,705	213
	Oritani Financial Corp.	5,166	83
	Parkway Properties, Inc.	11,672	204
	Pennsylvania Real Estate Investment Trust	9,547	204
	Pinnacle Financial Partners, Inc.	4,609	251
*	Piper Jaffray Cos., Inc.	2,207	96
	Post Properties, Inc.	7,541	410
*	PRA Group, Inc.	6,675	416
	PrivateBancorp, Inc.	9,773	389
	ProAssurance Corp.	7,599	351
	Provident Financial Services, Inc.	7,477	142
	PS Business Parks, Inc.	2,680	193
	Retail Opportunity Investments Corp.	12,980	203
	RLI Corp.	5,131	264
	S&T Bancorp, Inc.	3,941	117
	Sabra Health Care REIT, Inc.	8,182	211
	Safety Insurance Group, Inc.	1,751	101
	Saul Centers, Inc.	1,574	77
	Selective Insurance Group, Inc.	7,866	221
	Simmons First National Corp. - Class A	2,144	100
	Southside Bancshares, Inc.	3,219	94
	Sovran Self Storage, Inc.	4,955	431
	Sterling Bancorp/DE	12,588	185
	Stewart Information Services Corp.	3,048	121
	Summit Hotel Properties, Inc.	11,949	155
	Susquehanna Bancshares, Inc.	25,184	356
	Talmer Bancorp, Inc. - Class A	8,036	135
*	Texas Capital Bancshares, Inc.	6,323	394
	Tompkins Financial Corp.	1,655	89
	TrustCo Bank Corp. NY	13,131	92
	UMB Financial Corp.	5,638	321
	United Bankshares, Inc.	8,826	355
	United Community Banks, Inc.	6,250	130
	United Fire Group, Inc.	2,903	95
	United Insurance Holdings Corp.	2,312	36
	Universal Health Realty Income Trust	1,837	85
	Universal Insurance Holdings, Inc.	4,209	102
	Urstadt Biddle Properties, Inc. - Class A	3,869	72
	Virtus Investment Partners, Inc.	960	127

The Accompanying Notes are an Integral Part of the Financial Statements.

40  Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

*	Walker & Dunlop, Inc.	3,680	98
	Westamerica Bancorporation	3,529	179
	Wilshire Bancorp, Inc.	9,753	123
	Wintrust Financial Corp.	6,550	350
*	World Acceptance Corp.	1,180	73

	Total		22,778

	Health Care (12.1%)

	Abaxis, Inc.	2,944	152
*	ABIOMED, Inc.	5,189	341
	Aceto Corp.	3,781	93
*	Acorda Therapeutics, Inc.	5,911	197
*	Affymetrix, Inc.	10,681	117
*	Air Methods Corp.	4,964	205
*	Albany Molecular Research, Inc.	3,340	68
*	Almost Family, Inc.	1,092	44
*	Amedisys, Inc.	4,651	185
*	AMN Healthcare Services, Inc.	6,569	207
*	AmSurg Corp.	6,687	468
	Analogic Corp.	1,719	136
*	AngioDynamics, Inc.	3,572	59
*	ANI Pharmaceuticals, Inc.	1,135	70
*	Anika Therapeutics, Inc.	2,020	67
*	Bio-Reference Laboratories, Inc.	3,418	141
*	Cambrex Corp.	4,325	190
	Cantel Medical Corp.	4,878	262
	Chemed Corp.	2,359	309
	Computer Programs and Systems, Inc.	1,454	78
	CONMED Corp.	3,812	222
*	CorVel Corp.	1,211	39
*	Cross Country Healthcare, Inc.	4,177	53
	CryoLife, Inc.	3,522	40
*	Cyberonics, Inc.	3,590	213
*	Cynosure, Inc. - Class A	3,061	118
*	DepoMed, Inc.	8,283	178
*	Emergent Biosolutions, Inc.	4,133	136
	Ensign Group, Inc.	3,164	162
*	ExamWorks Group, Inc.	4,854	190
*	Greatbatch, Inc.	3,525	190
*	Haemonetics Corp.	7,139	295
*	Hanger, Inc.	4,882	114
*	HealthEquity, Inc.	4,603	148
*	HealthStream, Inc.	3,314	101
*	Healthways, Inc.	4,931	59
*	ICU Medical, Inc.	1,918	183
*	Impax Laboratories, Inc.	9,211	423
*	Integra LifeSciences Holdings	3,503	236
	Invacare Corp.	4,069	88
*	IPC Healthcare, Inc.	2,402	133
	Kindred Healthcare, Inc.	11,528	234
	Landauer, Inc.	1,323	47
*	Lannett Co., Inc.	3,705	220

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Health Care continued

*	LHC Group, Inc.	1,713	66
*	Ligand Pharmaceuticals, Inc. - Class B	2,472	249
*	Luminex Corp.	5,303	92
*	Magellan Health, Inc.	3,775	264
*	Masimo Corp.	6,569	254
*	MedAssets, Inc.	8,338	184
*	The Medicines Co.	9,149	262
*	Medidata Solutions, Inc.	7,636	415
	Meridian Bioscience, Inc.	5,762	107
*	Merit Medical Systems, Inc.	6,082	131
*	MiMedx Group, Inc.	13,067	151
*	Momenta Pharmaceuticals, Inc.	8,214	187
*	Natus Medical, Inc.	4,554	194
*	Nektar Therapeutics	16,838	211
*	Neogen Corp.	5,117	243
*	NuVasive, Inc.	6,680	316
*	Omnicell, Inc.	5,007	189
*	PAREXEL International Corp.	7,621	490
*	PharMerica Corp.	4,198	140
*	Prestige Brands Holdings, Inc.	7,224	334
*	The Providence Service Corp.	1,662	74
	Quality Systems, Inc.	6,081	101
*	Repligen Corp.	4,266	176
*	Sagent Pharmaceuticals, Inc.	3,147	76
	Select Medical Holdings Corp.	13,400	217
*	Spectrum Pharmaceuticals, Inc.	8,144	56
*	Supernus Pharmaceuticals, Inc.	3,959	67
*	SurModics, Inc.	1,797	42
*	Vascular Solutions, Inc.	2,170	75
	West Pharmaceutical Services, Inc.	9,938	577

	Total		13,151

	Industrials (14.7%)

	AAON, Inc.	5,758	130
	AAR Corp.	4,665	149
	ABM Industries, Inc.	7,247	238
	Actuant Corp. - Class A	8,227	190
*	Aegion Corp.	5,177	98
*	Aerojet Rocketdyne Holdings, Inc.	8,661	179
*	Aerovironment, Inc.	2,772	72
	Albany International Corp. - Class A	3,978	158
	Allegiant Travel Co.	1,858	331
	American Science and Engineering, Inc.	987	43
*	American Woodmark Corp.	1,736	95
	Apogee Enterprises, Inc.	4,033	212

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Applied Industrial Technologies, Inc.	5,547	220
	ArcBest Corp.	3,341	106
	Astec Industries, Inc.	2,603	109
*	Atlas Air Worldwide Holdings, Inc.	3,454	190
	AZZ, Inc.	3,559	184
	Barnes Group, Inc.	6,811	266
	Brady Corp. - Class A	6,592	163
	Briggs & Stratton Corp.	6,161	119
	The Brink’s Co.	6,717	198
	CDI Corp.	2,008	26
	Celadon Group, Inc.	3,754	78
	CIRCOR International, Inc.	2,369	129
	Comfort Systems USA, Inc.	5,165	119
	Cubic Corp.	3,008	143
	Curtiss-Wright Corp.	6,569	476
*	DXP Enterprises, Inc.	1,750	81
*	Dycom Industries, Inc.	4,708	277
*	Echo Global Logistics, Inc.	3,311	108
	EMCOR Group, Inc.	8,659	414
	Encore Wire Corp.	2,578	114
	EnerSys	6,141	432
	Engility Holdings, Inc.	2,434	61
	EnPro Industries, Inc.	3,153	180
	ESCO Technologies, Inc.	3,604	135
	Essendant, Inc.	5,297	208
	Exponent, Inc.	3,589	161
	Federal Signal Corp.	8,637	129
	Forward Air Corp.	4,278	224
	Franklin Electric Co., Inc.	5,460	177
	G & K Services, Inc. - Class A	2,762	191
	General Cable Corp.	6,753	133
*	Gibraltar Industries, Inc.	4,020	82
	Griffon Corp.	5,641	90
	Harsco Corp.	11,161	184
*	Hawaiian Holdings, Inc.	7,558	180
	Healthcare Services Group, Inc.	9,875	326
	Heartland Express, Inc.	7,640	155
	Heidrick & Struggles International, Inc.	2,278	59
	Hillenbrand, Inc.	8,776	269
*	Hub Group, Inc. - Class A	4,720	190
	Insperity, Inc.	3,135	160
	Interface, Inc.	9,127	229
	John Bean Technologies Corp.	4,037	152
	Kaman Corp.	3,761	158
	Kelly Services, Inc. - Class A	4,117	63
	Knight Transportation, Inc.	8,524	228
	Korn/Ferry International	6,964	242
	Lindsay Corp.	1,631	143
*	Lydall, Inc.	2,350	69
	Matson, Inc.	6,002	252
	Matthews International Corp. - Class A	4,100	218

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  41

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

	Mobile Mini, Inc.	6,386	268
*	Moog, Inc. - Class A	5,349	378
	Mueller Industries, Inc.	7,864	273
*	MYR Group, Inc.	2,918	90
	National Presto Industries, Inc.	680	55
*	Navigant Consulting, Inc.	6,663	99
*	On Assignment, Inc.	6,431	253
*	Orion Marine Group, Inc.	3,811	28
*	PGT, Inc.	6,597	96
	Powell Industries, Inc.	1,257	44
	Quanex Building Products Corp.	4,679	100
*	Republic Airways Holdings, Inc.	7,022	64
	Resources Connection, Inc.	5,190	84
*	Roadrunner Transportation Systems, Inc.	3,847	99
*	Saia, Inc.	3,466	136
	Simpson Manufacturing Co., Inc.	5,796	197
	SkyWest, Inc.	7,138	107
	Standex International Corp.	1,765	141
*	TASER International, Inc.	7,383	246
	Tennant Co.	2,542	166
	Tetra Tech, Inc.	8,324	213
	Titan International, Inc.	7,429	80
	The Toro Co.	7,603	515
*	TrueBlue, Inc.	5,794	173
	UniFirst Corp.	2,170	243
	Universal Forest Products, Inc.	2,761	144
	US Ecology, Inc.	2,993	146
*	UTI Worldwide, Inc.	12,739	127
*	Veritiv Corp.	1,127	41
	Viad Corp.	2,770	75
*	Vicor Corp.	2,301	28
*	WageWorks, Inc.	4,591	186
	Watts Water Technologies, Inc. - Class A	3,901	202

	Total		15,992

	Information Technology (14.3%)

	ADTRAN, Inc.	7,365	120
*	Advanced Energy Industries, Inc.	5,310	146
*	Agilysys, Inc.	2,044	19
*	Anixter International, Inc.	3,778	246
	Badger Meter, Inc.	2,000	127
	Bel Fuse, Inc. - Class B	1,471	30
*	Benchmark Electronics, Inc.	7,243	158
	Black Box Corp.	2,122	42
	Blackbaud, Inc.	6,475	369
*	Blucora, Inc.	5,651	91
*	Bottomline Technologies, Inc.	5,211	145
	Brooks Automation, Inc.	9,321	107
*	Cabot Microelectronics Corp.	3,415	161

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	CACI International, Inc. - Class A	3,340	270
*	CalAmp Corp.	5,004	91
*	Cardtronics, Inc.	6,198	230
*	CEVA, Inc.	2,846	55
	Checkpoint Systems, Inc.	5,811	59
*	CIBER, Inc.	9,801	34
*	Cirrus Logic, Inc.	8,759	298
*	Coherent, Inc.	3,292	209
	Cohu, Inc.	3,579	47
*	comScore, Inc.	4,663	248
	Comtech Telecommunications Corp.	2,227	65
	CSG Systems International, Inc.	4,524	143
	CTS Corp.	4,586	88
	Daktronics, Inc.	5,423	64
*	Dealertrack Holdings, Inc.	6,210	390
*	DHI Group, Inc.	5,320	47
*	Digi International, Inc.	3,443	33
*	Diodes, Inc.	5,103	123
*	DSP Group, Inc.	3,089	32
*	DTS, Inc.	2,443	75
	Ebix, Inc.	3,866	126
	Electro Scientific Industries, Inc.	3,695	20
*	Electronics for Imaging, Inc.	6,476	282
	EPIQ Systems, Inc.	4,429	75
*	Exar Corp.	6,637	65
*	Exlservice Holdings, Inc.	4,404	152
*	Fabrinet	4,111	77
*	FARO Technologies, Inc.	2,401	112
	Forrester Research, Inc.	1,494	54
*	Gerber Scientific, Inc.	2,359	—
*	Harmonic, Inc.	12,229	84
	Heartland Payment Systems, Inc.	5,056	273
*	IGATE Corp.	4,919	235
*	II-VI, Inc.	7,170	136
*	Insight Enterprises, Inc.	5,354	160
*	Interactive Intelligence Group	2,381	106
*	Itron, Inc.	5,323	183
*	Ixia	8,229	102
	j2 Global, Inc.	6,326	430
*	Kopin Corp.	8,451	29
*	Kulicke and Soffa Industries, Inc.	10,611	124
*	Liquidity Services, Inc.	3,399	33
	Littelfuse, Inc.	3,118	296
*	LivePerson, Inc.	7,171	70
*	LogMeIn, Inc.	3,401	219
	ManTech International Corp. - Class A	3,265	95
*	Mercury Systems, Inc.	4,488	66
	Methode Electronics, Inc. - Class A	5,297	145
	Micrel, Inc.	6,205	86

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Microsemi Corp.	13,147	460
*	MicroStrategy, Inc. - Class A	1,252	213
	MKS Instruments, Inc.	7,373	280
	Monolithic Power Systems	5,078	258
	Monotype Imaging Holdings, Inc.	5,530	133
*	Monster Worldwide, Inc.	12,571	82
	MTS Systems Corp.	2,059	142
*	Nanometrics, Inc.	3,313	53
*	NETGEAR, Inc.	4,788	144
*	NetScout Systems, Inc.	5,124	188
*	Newport Corp.	5,452	103
	NIC, Inc.	8,420	154
*	OSI Systems, Inc.	2,572	182
	Park Electrochemical Corp.	2,816	54
*	Perficient, Inc.	4,895	94
	Pericom Semiconductor Corp.	2,813	37
*	Plexus Corp.	4,641	204
	Power Integrations, Inc.	4,065	184
*	Progress Software Corp.	6,989	192
*	QLogic Corp.	12,053	171
*	QuinStreet, Inc.	4,801	31
*	Rofin-Sinar Technologies, Inc.	3,890	107
*	Rogers Corp.	2,573	170
*	Rudolph Technologies, Inc.	4,411	53
*	Sanmina Corp.	11,413	230
*	ScanSource, Inc.	3,953	150
*	Semtech Corp.	9,328	185
*	Stamps.com, Inc.	2,083	153
*	Super Micro Computer, Inc.	4,962	147
*	Sykes Enterprises, Inc.	5,384	131
*	Synaptics, Inc.	5,088	441
*	Synchronoss Technologies, Inc.	5,082	232
	SYNNEX Corp.	3,875	284
*	Take-Two Interactive Software, Inc.	11,687	322
*	Tangoe, Inc.	5,064	64
	TeleTech Holdings, Inc.	2,409	65
	Tessera Technologies, Inc.	6,468	246
*	TTM Technologies, Inc.	8,699	87
*	Ultratech, Inc.	3,813	71
*	VASCO Data Security International, Inc.	4,066	123
*	Veeco Instruments, Inc.	5,578	160
*	ViaSat, Inc.	6,063	365
*	Virtusa Corp.	3,727	192
*	XO Group, Inc.	3,289	54

	Total		15,588

	Materials (4.5%)

	A. Schulman, Inc.	4,067	178
*	A.M. Castle & Co.	2,430	15
*	AK Steel Holding Corp.	24,561	95
	American Vanguard Corp.	3,499	48
	Balchem Corp.	4,295	239

The Accompanying Notes are an Integral Part of the Financial Statements.

42  Index 600 Stock Portfolio

Index 600 Stock Portfolio

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Materials continued

*	Boise Cascade Co.	5,461	200
	Calgon Carbon Corp.	7,281	141
*	Century Aluminum Co.	6,955	73
*	Clearwater Paper Corp.	2,632	151
	Deltic Timber Corp.	1,534	104
*	Flotek Industries, Inc.	6,871	86
	FutureFuel Corp.	3,080	40
	Globe Specialty Metals, Inc.	8,863	157
	H.B. Fuller Co.	6,976	283
	Hawkins, Inc.	1,305	53
	Haynes International, Inc.	1,735	86
*	Headwaters, Inc.	10,187	186
	Innophos Holdings, Inc.	2,888	152
*	Intrepid Potash, Inc.	7,832	93
	Kaiser Aluminum Corp.	2,402	200
	KapStone Paper & Packaging Corp.	11,701	271
	Koppers Holdings, Inc.	2,836	70
*	Kraton Performance Polymers, Inc.	4,328	103
*	LSB Industries, Inc.	2,701	110
	Materion Corp.	2,784	98
	Myers Industries, Inc.	3,377	64
	Neenah Paper, Inc.	2,310	136
	Olympic Steel, Inc.	1,261	22
	OM Group, Inc.	4,192	141
	P.H. Glatfelter Co.	5,966	131
	Quaker Chemical Corp.	1,842	164
	Rayonier Advanced Materials, Inc.	5,917	96
*	RTI International Metals, Inc.	4,254	134
	Schweitzer-Mauduit International, Inc.	4,209	168

	Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

	Materials continued

	Stepan Co.	2,647	143
*	Stillwater Mining Co.	16,672	193
	SunCoke Energy, Inc.	9,011	117
	Tredegar Corp.	3,564	79
	Wausau Paper Corp.	6,916	63

	Total		4,883

	Telecommunication Services (0.7%)

*	8x8, Inc.	12,177	109
	Atlantic Tele-Network, Inc.	1,396	96
*	Cincinnati Bell, Inc.	28,967	111
	Consolidated Communications Holdings, Inc.	6,489	136
*	General Communication, Inc. - Class A	4,148	71
*	Iridium Communications, Inc.	10,969	100
	Lumos Networks Corp.	2,860	42
	Spok Holdings, Inc.	3,004	51

	Total		716

	Utilities (3.1%)

	ALLETE, Inc.	6,195	287
	American States Water Co.	5,219	195
	Avista Corp.	7,914	243
	El Paso Electric Co.	5,599	194
	The Laclede Group, Inc.	5,984	312
	New Jersey Resources Corp.	11,822	326
	Northwest Natural Gas Co.	3,776	159
	NorthWestern Corp.	6,498	317
	Piedmont Natural Gas Co., Inc.	10,912	385

Common Stocks (89.1%)	Shares/ $ Par	Value $ (000’s)

Utilities continued

South Jersey Industries, Inc.	9,418	233
Southwest Gas Corp.	6,471	344
UIL Holdings Corp.	7,863	360

Total		3,355

Total Common Stocks (Cost: $77,068)		96,988

Investment Companies (1.6%)

Investment Companies (1.6%)

iShares S&P SmallCap 600 Index Fund	15,109	1,781

Total		1,781

Total Investment Companies (Cost: $1,794)		1,781

Total Investments (90.7%) (Cost: $78,862)(a)		98,769

Other Assets, Less Liabilities (9.3%)		10,150

Net Assets (100.0%)		108,919

*	Non-Income Producing

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $78,862 and the net unrealized appreciation of investments based on that cost was $19,907 which is comprised of $23,712 aggregate gross unrealized appreciation and $3,805 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(j)	Swap agreements outstanding on June 30, 2015.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
S&P SmallCap 600 Index	Credit Suisse International	1-Month USD Libor + 5 Basis Points (Bps)	S&P SmallCap 600 Index	5/16	9,972	$—

						$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Index 600 Stock Portfolio  43

Index 600 Stock Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$96,988	$—	$—
Investment Companies	1,781	—	—
Other Financial Instruments^
Total Return Swaps	—	—	—

Total	$98,769	$—	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

44  Index 600 Stock Portfolio

Small Cap Value Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Stocks of smaller or newer companies, such as those held in this Portfolio, are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both more volatile and more speculative. Investing in small company stocks involves a greater degree of risk than investing in medium or large company stocks.

The Portfolio may invest in exchange traded funds as a cash management strategy. Investing in ETFs may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks due to lack of liquidity, the additional expenses incurred as a stockholder in another investment company, and tracking error.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,004.61	$ 4.37
Hypothetical (5% return before expenses)	$1,000.00	$1,020.43	$4.41

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Small Cap Value Portfolio  45

Small Cap Value Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (11.7%)

	Aaron’s, Inc.	213,900	7,745
*	American Public Education, Inc.	68,300	1,757
	Brunswick Corp.	62,100	3,158
*	Crocs, Inc.	100,900	1,484
	CSS Industries, Inc.	94,000	2,844
	Culp, Inc.	111,200	3,447
*	Dorman Products, Inc.	83,800	3,994
	Drew Industries, Inc.	86,700	5,030
	Ethan Allen Interiors, Inc.	115,200	3,034
	Fred’s, Inc. - Class A	130,659	2,520
	Haverty Furniture Cos., Inc.	145,900	3,154
	Interval Leisure Group, Inc.	61,600	1,408
*	Meritage Homes Corp.	104,300	4,911
	National CineMedia, Inc.	96,300	1,537
	New Media Investment Group, Inc.	132,500	2,376
*	Party City Holdco, Inc.	38,800	786
	Pier 1 Imports, Inc.	244,200	3,084
	Pool Corp.	71,200	4,997
*	Quiksilver, Inc.	344,900	229
*	Red Robin Gourmet Burgers, Inc.	24,900	2,137
	Saga Communications, Inc. - Class A	71,298	2,699
	Scholastic Corp.	30,800	1,359
*	Sportsman’s Warehouse Holdings, Inc.	198,300	2,255
*	Steven Madden, Ltd.	50,900	2,178

	Total		68,123

	Consumer Staples (3.3%)

	Pinnacle Foods, Inc.	63,400	2,887
*	Post Holdings, Inc.	81,200	4,379
	PriceSmart, Inc.	52,822	4,820
	SpartanNash Co.	143,800	4,679
	Vector Group, Ltd.	96,400	2,262

	Total		19,027

	Energy (5.2%)

	Atwood Oceanics, Inc.	85,300	2,255
	Bristow Group, Inc.	40,700	2,169
*	Clayton Williams Energy, Inc.	47,300	3,110
	GasLog, Ltd.	43,600	870
*	Matador Resources Co.	169,700	4,242
*	PDC Energy, Inc.	46,300	2,483
*	Rosetta Resources, Inc.	111,100	2,571
	RPC, Inc.	195,800	2,708
	Teekay Tankers, Ltd. - Class A	483,900	3,199
	Tesco Corp.	155,600	1,696

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Energy continued

*	TETRA Technologies, Inc.	352,300	2,248
*	WPX Energy, Inc.	226,700	2,784

	Total		30,335

	Financials (29.4%)

	Acadia Realty Trust	152,600	4,442
	Ares Capital Corp.	216,000	3,555
	Associated Estates Realty Corp.	112,300	3,215
	Assured Guaranty, Ltd.	94,300	2,262
	BBCN Bancorp, Inc.	163,500	2,418
	CatchMark Timber Trust, Inc. - Class A	129,870	1,503
	CBL & Associates Properties, Inc.	58,900	954
	Cedar Realty Trust, Inc.	318,400	2,038
	Columbia Banking System, Inc.	154,100	5,014
	Compass Diversified Holdings	151,000	2,476
	Corporate Office Properties Trust	70,500	1,660
	Douglas Emmett, Inc.	41,100	1,107
	East West Bancorp, Inc.	230,398	10,326
	Employers Holdings, Inc.	148,000	3,372
*	Enstar Group, Ltd.	5,300	821
	First Potomac Realty Trust	256,300	2,640
*	Forestar Group, Inc.	107,200	1,411
	Glacier Bancorp, Inc.	205,800	6,055
	Hatteras Financial Corp.	188,000	3,064
	Hercules Technology Growth Capital, Inc.	290,000	3,350
	Home BancShares, Inc.	309,200	11,304
	Home Properties, Inc.	39,700	2,900
	Janus Capital Group, Inc.	135,000	2,311
	JMP Group LLC	107,000	835
	Kilroy Realty Corp.	59,900	4,022
	Kite Realty Group Trust	114,125	2,793
	LaSalle Hotel Properties	142,600	5,057
	Main Street Capital Corp.	44,800	1,430
	Meadowbrook Insurance Group, Inc.	321,000	2,761
	National Bank Holding Corp. - Class A	178,000	3,708
	National Interstate Corp.	112,900	3,084
*	Piper Jaffray Cos., Inc.	12,900	563
	Potlatch Corp.	94,100	3,324
	ProAssurance Corp.	219,000	10,120
	PS Business Parks, Inc.	28,700	2,071
	Radian Group, Inc.	220,500	4,137
	Redwood Trust, Inc.	200,000	3,140
*	Safeguard Scientifics, Inc.	125,800	2,448
	Safety Insurance Group, Inc.	26,500	1,529

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Sandy Spring Bancorp, Inc.	126,100	3,528
	Saul Centers, Inc.	58,900	2,897
*	Signature Bank	38,400	5,621
	State Auto Financial Corp.	54,336	1,301
*	Strategic Hotels & Resorts, Inc.	206,400	2,502
*	SVB Financial Group	67,500	9,719
	United Financial Bancorp, Inc.	197,500	2,656
	Waddell & Reed Financial, Inc. - Class A	41,700	1,973
	Washington Real Estate Investment Trust	107,100	2,779
	Wintrust Financial Corp.	120,800	6,448
	WSFS Financial Corp.	75,600	2,068

	Total		170,712

	Health Care (7.0%)

	Analogic Corp.	36,000	2,840
	Atrion Corp.	10,200	4,002
	Ensign Group, Inc.	26,100	1,333
*	Halyard Health, Inc.	120,300	4,872
*	Lantheus Holdings, Inc.	50,800	314
*	Momenta Pharmaceuticals, Inc.	129,000	2,943
	National Healthcare Corp.	68,800	4,471
*	Quidel Corp.	145,100	3,330
	Select Medical Holdings Corp.	133,300	2,159
*	Triple-S Management Corp. - Class B	93,000	2,386
*	WellCare Health Plans, Inc.	38,700	3,283
	West Pharmaceutical Services, Inc.	146,600	8,515

	Total		40,448

	Industrials (20.1%)

*	Aegion Corp.	152,100	2,881
	Alaska Air Group, Inc.	54,800	3,531
*	Beacon Roofing Supply, Inc.	241,100	8,009
	Brady Corp. - Class A	71,700	1,774
	CIRCOR International, Inc.	64,400	3,512
	Comfort Systems USA, Inc.	161,400	3,704
	Cubic Corp.	35,800	1,703
	ESCO Technologies, Inc.	118,300	4,426
	Franklin Electric Co., Inc.	81,400	2,632
*	FTI Consulting, Inc.	75,000	3,093
	G & K Services, Inc. - Class A	79,900	5,524

The Accompanying Notes are an Integral Part of the Financial Statements.

46  Small Cap Value Portfolio

Small Cap Value Portfolio

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Industrials continued

*	Genesee & Wyoming, Inc. - Class A	109,000	8,304
*	Gibraltar Industries, Inc.	180,200	3,671
	Hillenbrand, Inc.	46,190	1,418
*	Hub Group, Inc. - Class A	65,700	2,650
	Kaman Corp.	77,800	3,263
*	Kirby Corp.	53,600	4,109
	Landstar System, Inc.	130,800	8,747
	Luxfer Holdings PLC, ADR	70,800	920
	Matthews International Corp. - Class A	106,500	5,659
	McGrath RentCorp	189,100	5,754
	MSA Safety, Inc.	79,500	3,856
*	Navigant Consulting, Inc.	224,400	3,337
	Nordson Corp.	56,200	4,377
*	RBC Bearings, Inc.	26,100	1,873
	Sun Hydraulics Corp.	57,000	2,172
*	Univar, Inc.	13,700	357
	Universal Forest Products, Inc.	64,400	3,351
	Universal Truckload Services, Inc.	102,094	2,242
	US Ecology, Inc.	81,600	3,975
	UTI Worldwide, Inc.	269,200	2,689
	Woodward, Inc.	44,400	2,442
*	YRC Worldwide, Inc.	44,900	583

	Total		116,538

	Information Technology (9.3%)

*	Advanced Energy Industries, Inc.	134,300	3,692
	Badger Meter, Inc.	29,400	1,867
	Belden, Inc.	88,100	7,156
	Brooks Automation, Inc.	154,000	1,763

	Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

*	Cabot Microelectronics Corp.	104,000	4,900
	Electro Rent Corp.	224,700	2,440
*	Entegris, Inc.	102,200	1,489
*	Fabrinet	128,800	2,413
	Intersil Corp. - Class A	61,500	769
*	Ixia	259,500	3,228
	Littelfuse, Inc.	70,600	6,699
	Methode Electronics, Inc. - Class A	59,900	1,644
*	Newport Corp.	97,000	1,839
*	Progress Software Corp.	121,900	3,352
*	Sonus Networks, Inc.	101,660	704
	SYNNEX Corp.	94,800	6,939
	Teradyne, Inc.	146,200	2,820
*	Xactly Corp.	54,500	468

	Total		54,182

	Materials (5.7%)

	American Vanguard Corp.	135,000	1,863
	Carpenter Technology Corp.	72,400	2,800
*	Clearwater Paper Corp.	77,500	4,441
	Innospec, Inc.	174,500	7,860
	Minerals Technologies, Inc.	84,000	5,723
	Myers Industries, Inc.	196,000	3,724
	Royal Gold, Inc.	34,100	2,100
*	Stillwater Mining Co.	145,700	1,689
	Wausau Paper Corp.	346,000	3,176

	Total		33,376

	Utilities (5.0%)

	Black Hills Corp.	49,400	2,156
	Cleco Corp.	54,100	2,913
	El Paso Electric Co.	119,600	4,146
	NorthWestern Corp.	89,300	4,354

Common Stocks (96.7%)	Shares/ $ Par	Value $ (000’s)

Utilities continued

ONE Gas, Inc.	70,700	3,009
PNM Resources, Inc.	166,800	4,103
Portland General Electric Co.	62,700	2,079
Southwest Gas Corp.	89,100	4,741
Vectren Corp.	37,500	1,443

Total		28,944

Total Common Stocks (Cost: $400,155)		561,685

Investment Companies (0.4%)

Domestic Equity (0.4%)

iShares Russell 2000 Value Index Fund	20,900	2,131

Total		2,131

Total Investment Companies (Cost: $1,302)		2,131

Short-Term Investments (2.9%)

Money Market Funds (2.9%)

T. Rowe Price Reserve Investment Fund	16,810,808	16,811

Total		16,811

Total Short-Term Investments (Cost: $16,811)		16,811

Total Investments (100.0%) (Cost: $418,268)(a)		580,627

Other Assets, Less Liabilities (0.0%)		297

Net Assets (100.0%)		580,924

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $418,268 and the net unrealized appreciation of investments based on that cost was $162,359 which is comprised of $176,799 aggregate gross unrealized appreciation and $14,440 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Domestic Common Stocks	$561,685	$—	$—
Investment Companies	2,131	—	—
Short-Term Investments	16,811	—	—

Total	$580,627	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Small Cap Value Portfolio  47

International Growth Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,055.02	$ 3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$ 3.66

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.73%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

48   International Growth Portfolio

International Growth Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Foreign Common Stocks (96.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.1%)

	Cie Financiere Richemont SA	Switzerland	106,233	8,641
*	Hella KGaA Hueck & Co.	Germany	67,521	3,255
*	Liberty Global PLC	United Kingdom	195,922	10,594
	L’Occitane International SA	Luxembourg	2,466,469	7,032
	Melco International Development, Ltd.	Hong Kong	1,925,000	2,727
	NGK Spark Plug Co., Ltd.	Japan	506,400	14,048
	Samsonite International SA	Luxembourg	2,263,400	7,825
	Sekisui Chemical Co., Ltd.	Japan	741,000	9,100
	Volkswagen AG	Germany	57,952	13,438

	Total			76,660

	Consumer Staples (7.9%)

	Diageo PLC	United Kingdom	341,921	9,891
	Reckitt Benckiser Group PLC	United Kingdom	117,763	10,155
	SABMiller PLC	United Kingdom	228,765	11,876
	Unilever NV	Netherlands	141,413	5,889

	Total			37,811

	Energy (4.9%)

	Inpex Corp.	Japan	841,300	9,565
*	MEG Energy Corp.	Canada	105,267	1,719
	PrairieSky Royalty, Ltd.	Canada	126,833	3,200
	Royal Dutch Shell PLC	Netherlands	146,851	4,154
	Total SA	France	93,511	4,542

	Total			23,180

	Financials (24.5%)

	AIA Group, Ltd.	Hong Kong	2,094,800	13,661
	Banca Popolare di Milano Scarl	Italy	2,779,213	2,931
	Banco Bilbao Vizcaya Argentaria SA	Spain	485,381	4,757
	BNP Paribas SA	France	154,079	9,301
	Dalian Wanda Commercial Properties Co., Ltd.	China	627,802	5,042
	Federation Centres	Australia	2,025,871	4,564
	Housing Development Finance Corp., Ltd.	India	148,087	3,018
	Intesa Sanpaolo SPA	Italy	1,913,727	6,938
	Kennedy Wilson Europe Real Estate PLC	United Kingdom	440,676	7,866
	Lloyds Banking Group PLC	United Kingdom	5,464,466	7,319
	Mitsubishi Estate Co., Ltd.	Japan	208,000	4,481
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,102,700	7,927
	Mori Hills REIT Investment Corp.	Japan	3,547	4,591
	National Australia Bank, Ltd.	Australia	161,560	4,152
*	Permanent TSB Group Holdings PLC	Ireland	543,837	2,845
	Prudential PLC	United Kingdom	499,761	12,034
	Seven Bank, Ltd.	Japan	656,397	3,041
	Societe Generale SA	France	110,280	5,148
	Turkiye Halk Bankasi A.S.	Turkey	424,920	1,958

	Foreign Common Stocks (96.0%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued

	UniCredit SpA	Italy	815,966	5,481

	Total			117,055

	Health Care (9.0%)

	Bayer AG	Germany	55,071	7,708
	Essilor International SA	France	57,876	6,904
*	Indivior PLC	United Kingdom	1,637,278	5,783
	Novo Nordisk A/S	Denmark	171,809	9,361
	Sanofi	France	99,759	9,814
	Shire PLC	Ireland	41,231	3,301

	Total			42,871

	Industrials (7.8%)

	Brenntag AG	Germany	179,946	10,318
	Mitsubishi Heavy Industries, Ltd.	Japan	1,306,000	7,947
	Panalpina Welttransport Holding AG	Switzerland	84,308	10,640
	Schneider Electric SE	France	119,136	8,225

	Total			37,130

	Information Technology (10.6%)

*	Alibaba Group Holding, Ltd., ADR	China	54,354	4,472
	ARM Holdings PLC	United Kingdom	500,123	8,149
*	Auto Trader Group PLC	United Kingdom	535,728	2,566
	Hexagon AB - Class B	Sweden	111,488	4,040
	Keyence Corp.	Japan	13,000	7,017
	Samsung Electronics Co., Ltd.	South Korea	3,128	3,556
	Sumco Corp.	Japan	621,588	7,786
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,488,000	6,776
	Tencent Holdings, Ltd.	China	139,100	2,778
	TravelSky Technology, Ltd.	China	2,191,000	3,222

	Total			50,362

	Materials (9.6%)

	Alent PLC	United Kingdom	689,776	4,009
	BRAAS Monier Building Group SA	Luxembourg	48,400	1,322
*	Cemex SAB de CV, ADR	Mexico	250,605	2,296
	Glencore PLC	United Kingdom	2,234,598	8,964
	LyondellBasell Industries NV	Netherlands	41,638	4,310
*	Outokumpu OYJ	Finland	792,564	3,992
	Shin-Etsu Chemical Co., Ltd.	Japan	165,000	10,245
	Sumitomo Metal Mining Co., Ltd.	Japan	315,000	4,796
	ThyssenKrupp AG	Germany	232,749	6,055

	Total			45,989

	Telecommunication Services (4.2%)

	Nippon Telegraph & Telephone Corp.	Japan	228,000	8,260
	Telstra Corp., Ltd.	Australia	978,792	4,637
	Vodafone Group PLC	United Kingdom	1,926,358	6,957

	Total			19,854

The Accompanying Notes are an Integral Part of the Financial Statements.

International Growth Portfolio  49

International Growth Portfolio

Foreign Common Stocks (96.0%)	Country	Shares/ $ Par	Value $ (000’s)

Utilities (1.4%)

Suez Environnement Co.	France	361,578	6,726

Total			6,726

Total Foreign Common Stocks (Cost: $440,256)			457,638

Total Investments (96.0%) (Cost: $440,256)(a)			457,638

Other Assets, Less Liabilities (4.0%)			19,046

Net Assets (100.0%)			476,684

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $440,256 and the net unrealized appreciation of investments based on that cost was $17,382 which is comprised of $42,165 aggregate gross unrealized appreciation and $24,783 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	22.3%
Japan	20.7%
France	10.6%
Germany	8.6%
Other	33.8%

Total	96.0%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$457,638	$—	$—

Total	$457,638	$—	$—

At the period ended June 30, 2015 there were transfers from Level 2 to Level 1 in the amount of $327,422 thousand. These transfers were the result of fair value procedures on certain foreign securities in the portfolio on December 31, 2014. These securities did not require the use of fair value procedures on June 30, 2015.

The Accompanying Notes are an Integral Part of the Financial Statements.

50  International Growth Portfolio

Research International Core Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,072.06	$ 4.73
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$ 4.61

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Research International Core Portfolio  51

Research International Core Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (12.6%)

	Burberry Group PLC	United Kingdom	70,900	1,750
	Compass Group PLC	United Kingdom	219,115	3,625
	Denso Corp.	Japan	203,800	10,151
	Esprit Holdings, Ltd.	Hong Kong	1,072,800	1,003
	GKN PLC	United Kingdom	1,097,453	5,768
*	Global Brands Group Holding, Ltd.	Bermuda	6,148,000	1,277
	Hennes & Mauritz AB - Class B	Sweden	81,650	3,144
	Honda Motor Co., Ltd.	Japan	234,000	7,574
	LVMH Moet Hennessy Louis Vuitton SA	France	31,023	5,435
	Relx NV	Netherlands	174,908	4,149
	Ryohin Keikaku Co., Ltd.	Japan	8,400	1,629
	Sands China, Ltd.	Macau	336,000	1,129
	Sky PLC	United Kingdom	133,514	2,176
	Whitbread PLC	United Kingdom	85,705	6,661
	WPP PLC	Jersey Channel Islands	260,407	5,835
	Yum! Brands, Inc.	United States	41,794	3,765

	Total			65,071

	Consumer Staples (9.6%)

	Danone SA	France	124,353	8,039
	Japan Tobacco, Inc.	Japan	196,200	6,990
	L’Oreal SA	France	38,031	6,784
	M Dias Branco SA	Brazil	62,816	1,657
	Nestle SA	Switzerland	212,609	15,350
	Reckitt Benckiser Group PLC	United Kingdom	86,705	7,477
	Sundrug Co., Ltd.	Japan	61,800	3,681

	Total			49,978

	Energy (5.0%)

	BG Group PLC	United Kingdom	394,852	6,573
*	Cairn Energy PLC	United Kingdom	368,529	983
	Enbridge, Inc.	Canada	62,869	2,940
	Galp Energia SGPS SA	Portugal	161,877	1,899
	INPEX Corp.	Japan	185,500	2,109
	Oil Search, Ltd.	Australia	348,501	1,917
	Reliance Industries, Ltd.	India	152,572	2,394
	Royal Dutch Shell PLC - Class A	Netherlands	193,027	5,418
	Technip SA	France	24,500	1,517

	Total			25,750

	Financials (25.5%)

	AEON Financial Service Co., Ltd.	Japan	119,900	3,331
	AIA Group, Ltd.	Hong Kong	1,311,000	8,549
	Barclays PLC	United Kingdom	1,272,571	5,209
	BNP Paribas SA	France	108,899	6,574
	BOC Hong Kong Holdings, Ltd.	Hong Kong	726,000	3,035
*	Cheung Kong Property Holdings, Ltd.	Cayman Islands	242,996	2,009
	DBS Group Holdings, Ltd.	Singapore	316,100	4,856
	Deutsche Wohnen AG	Germany	65,028	1,490

	Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued

	HDFC Bank, Ltd., ADR	India	51,588	3,123
	Hiscox, Ltd.	Bermuda	165,828	2,186
	HSBC Holdings PLC	United Kingdom	1,254,528	11,238
	ING Groep NV	Netherlands	472,874	7,808
	Intesa Sanpaolo SPA	Italy	1,654,408	5,998
*	Julius Baer Group, Ltd.	Switzerland	67,638	3,794
	Kasikornbank PCL	Thailand	270,300	1,512
	KBC Groep NV	Belgium	86,040	5,750
	Lloyds Banking Group PLC	United Kingdom	4,710,789	6,309
	Mitsubishi UFJ Financial Group, Inc.	Japan	1,170,100	8,412
	Prudential PLC	United Kingdom	179,869	4,331
	Sberbank of Russia, ADR	Russia	199,037	1,039
	Sony Financial Holdings, Inc.	Japan	113,700	1,994
	Standard Chartered PLC	United Kingdom	148,149	2,372
	Sumitomo Mitsui Financial Group, Inc.	Japan	175,500	7,828
*	UBS Group AG	Switzerland	388,101	8,231
	Westpac Banking Corp.	Australia	316,903	7,861
*	Zurich Insurance Group AG	Switzerland	23,784	7,240

	Total			132,079

	Health Care (11.1%)

	Bayer AG	Germany	73,233	10,250
	Novartis AG	Switzerland	168,504	16,608
	Roche Holding AG	Switzerland	59,209	16,592
	Santen Pharmaceutical Co., Ltd.	Japan	416,400	5,896
	Terumo Corp.	Japan	120,000	2,880
*	Valeant Pharmaceuticals International, Inc.	Canada	24,157	5,367

	Total			57,593

	Industrials (10.5%)

	Atlas Copco AB - Class A	Sweden	279,259	7,815
	Brenntag AG	Germany	30,757	1,764
	CK Hutchison Holdings, Ltd.	Cayman Islands	320,400	4,729
	Kubota Corp.	Japan	285,000	4,521
	Legrand SA	France	29,443	1,653
	Mitsubishi Corp.	Japan	147,400	3,242
	Schindler Holding AG	Switzerland	37,284	6,097
	Schneider Electric SE	France	122,219	8,438
	Siemens AG	Germany	74,969	7,551
	Stagecoach Group PLC	United Kingdom	244,991	1,555
	Yamato Holdings Co., Ltd.	Japan	351,300	6,802

	Total			54,167

	Information Technology (7.0%)

*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	25,486	2,097
	Amadeus IT Holding SA - Class A	Spain	38,548	1,536
*	Cognizant Technology Solutions Corp. - Class A	United States	88,957	5,434
	Dassault Systemes SA	France	23,761	1,728
	Infineon Technologies AG	Germany	288,173	3,576
	MasterCard, Inc.	United States	38,728	3,620

The Accompanying Notes are an Integral Part of the Financial Statements.

52  Research International Core Portfolio

Research International Core Portfolio

	Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

	Information Technology continued

	MediaTek, Inc.	Taiwan	422,000	5,772
	Nomura Research Institute, Ltd.	Japan	78,000	3,053
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,450,189	6,604
	Telefonaktiebolaget LM Ericsson - Class B	Sweden	275,718	2,857

	Total			36,277

	Materials (8.8%)

	Akzo Nobel NV	Netherlands	108,983	7,930
	Gerdau SA, ADR	Brazil	552,995	1,333
	Iluka Resources, Ltd.	Australia	458,078	2,714
	JSR Corp.	Japan	406,700	7,191
	Linde AG	Germany	41,736	7,905
	Orica, Ltd.	Australia	261,783	4,298
	Rio Tinto PLC	United Kingdom	264,091	10,847
	Symrise AG	Germany	51,264	3,182

	Total			45,400

	Telecommunication Services (5.1%)

	BT Group PLC	United Kingdom	359,824	2,545
	Hellenic Telecommunications Organization SA	Greece	157,476	1,323
	KDDI Corp.	Japan	271,500	6,553
*	Mobile TeleSystems OJSC	Russia	206,103	908

Foreign Common Stocks (98.8%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued

Philippine Long Distance Telephone Co.	Philippines	21,145	1,318
SoftBank Group Corp.	Japan	66,500	3,917
TDC A/S	Denmark	307,005	2,251
Telecom Italia S.p.A. - Rights	Italy	2,149,234	2,194
Vodafone Group PLC	United Kingdom	1,530,777	5,528

Total			26,537

Utilities (3.6%)

APA Group	Australia	479,556	3,049
Centrica PLC	United Kingdom	577,358	2,393
China Resources Gas Group, Ltd.	Hong Kong	1,026,000	3,037
Enel SpA	Italy	565,199	2,561
GDF Suez	France	241,819	4,486
Tokyo Gas Co., Ltd.	Japan	636,000	3,378

Total			18,904

Total Foreign Common Stocks (Cost: $478,877)			511,756

Total Investments (98.8%) (Cost: $478,877)(a)			511,756

Other Assets, Less Liabilities (1.2%)			6,104

Net Assets (100.0%)			517,860

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $478,877 and the net unrealized appreciation of investments based on that cost was $32,879 which is comprised of $58,194 aggregate gross unrealized appreciation and $25,315 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
Japan	19.5%
United Kingdom	16.9%
Switzerland	14.3%
France	8.6%
Germany	6.9%
Other	32.6%

Total	98.8%

The Accompanying Notes are an Integral Part of the Financial Statements.

Research International Core Portfolio  53

Research International Core Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Telecommunication Services	$24,306	$2,231	$—
All Others	485,219	—	—

Total	$509,525	$2,231	$—

At the period ended June 30, 2015 there were transfers from Level 2 to Level 1 in the amount of $415,886 thousand. These transfers were the result of fair value procedures on certain foreign securities in the portfolio on December 31, 2014. These securities did not require the use of fair value procedures on June 30, 2015.

The Accompanying Notes are an Integral Part of the Financial Statements.

54  Research International Core Portfolio

International Equity Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,081.17	$3.35
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

International Equity Portfolio  55

International Equity Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (10.5%)

	Cie Generale des Etablissements Michelin	France	157,858	16,541
*	Haier Electronics Group Co., Ltd.	Hong Kong	7,494,550	20,159
	Hyundai Mobis Co., Ltd.	South Korea	66,060	12,555
	Hyundai Motor Co.	South Korea	154,950	18,892
	Kingfisher PLC	United Kingdom	4,233,390	23,101
	LG Electronics, Inc.	South Korea	140,430	5,942
	Nissan Motor Co., Ltd.	Japan	2,477,990	25,816
	SEB SA	France	195,270	18,200
	Sky PLC	United Kingdom	1,290,860	21,033
	Toyota Motor Corp.	Japan	334,320	22,408

	Total			184,647

	Consumer Staples (2.4%)

	METRO AG	Germany	302,910	9,550
	Suntory Beverage & Food, Ltd.	Japan	401,300	15,985
	Tesco PLC	United Kingdom	4,916,610	16,420

	Total			41,955

	Energy (11.1%)

	BP PLC	United Kingdom	2,982,220	19,688
	Eni SpA	Italy	1,116,505	19,816
	Galp Energia SGPS SA	Portugal	1,849,900	21,696
	Kunlun Energy Co., Ltd.	Bermuda	13,549,350	13,791
	Petrofac, Ltd.	United Kingdom	1,564,250	22,747
*	Petroleo Brasileiro SA, ADR	Brazil	320,090	2,897
	Precision Drilling Corp.	Canada	2,444,630	16,441
	Royal Dutch Shell PLC - Class B	United Kingdom	849,205	24,111
*	SBM Offshore NV	Netherlands	347,360	4,117
	Suncor Energy, Inc.	Canada	161,730	4,454
	Technip SA	France	304,810	18,867
	Total SA	France	429,880	20,881
	Trican Well Service, Ltd.	Canada	1,787,410	5,939

	Total			195,445

	Financials (25.9%)

	Aegon NV	Netherlands	931,090	6,843
	AIA Group, Ltd.	Hong Kong	2,679,820	17,476
	Aviva PLC	United Kingdom	2,395,180	18,535
	AXA SA	France	744,155	18,774
	Bangkok Bank PCL	Thailand	2,911,000	15,341
	Barclays PLC	United Kingdom	5,978,270	24,470
	BNP Paribas SA	France	446,500	26,955
*	Cheung Kong Property Holdings, Ltd.	Cayman Islands	2,040,070	16,870
	China Life Insurance Co., Ltd.	China	5,246,010	22,739
	Credit Agricole SA	France	2,406,300	35,787
*	Credit Suisse Group AG	Switzerland	974,615	26,790
	DBS Group Holdings, Ltd.	Singapore	2,175,000	33,412
	Deutsche Boerse AG	Germany	324,180	26,835

	Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

	Financials continued

	Hana Financial Group, Inc.	South Korea	344,710	8,977
	HSBC Holdings PLC	United Kingdom	2,956,937	26,798
	ING Groep NV	Netherlands	1,199,292	19,801
	KB Financial Group, Inc., ADR	South Korea	237,530	7,808
	NN Group NV	Netherlands	679,540	19,103
	Standard Chartered PLC	United Kingdom	1,709,970	27,378
	Swiss Re AG	Switzerland	200,752	17,768
	UniCredit SpA	Italy	3,797,060	25,505
	UNIQA Insurance Group AG	Austria	1,268,484	11,439

	Total			455,404

	Health Care (14.7%)

	Bayer AG	Germany	209,050	29,261
	Draegerwerk AG & Co. KGaA	Germany	92,710	9,934
	Gerresheimer AG	Germany	134,790	8,402
	Getinge AB - Class B	Sweden	591,650	14,238
	GlaxoSmithKline PLC	United Kingdom	909,640	18,902
*	H Lundbeck A/S	Denmark	398,070	7,674
	Merck KGaA	Germany	251,030	25,014
*	MorphoSys AG	Germany	256,240	18,391
*	QIAGEN NV	Netherlands	393,320	9,662
	Roche Holding AG	Switzerland	96,190	26,955
	Sanofi	France	101,445	9,979
	Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,792,400	21,714
	Sinopharm Group Co., Ltd.	China	2,023,200	8,978
	Teva Pharmaceutical Industries, Ltd., ADR	Israel	570,080	33,692
	UCB SA	Belgium	231,160	16,594

	Total			259,390

	Industrials (10.5%)

*	ABB, Ltd.	Switzerland	828,830	17,358
	Bombardier, Inc.	Canada	4,078,660	7,347
	Cie de Saint-Gobain	France	497,070	22,316
	CK Hutchison Holdings, Ltd.	Cayman Islands	2,040,070	30,108
*	CRRC Corp., Ltd.	China	18,229,000	27,985
*	Deutsche Lufthansa AG	Germany	730,870	9,423
	FLSmidth & Co. A/S	Denmark	183,320	8,821
*	Qantas Airways, Ltd.	Australia	2,943,740	7,177
	Siemens AG, ADR	Germany	50,780	5,156
	TNT Express NV	Netherlands	3,846,610	32,630
	Toshiba Corp.	Japan	2,057,540	7,078
	Weichai Power Co., Ltd.	China	3,091,000	10,348

	Total			185,747

	Information Technology (6.6%)

	Capcom Co., Ltd.	Japan	468,400	9,074
*	GCL-Poly Energy Holdings, Ltd.	Cayman Islands	37,738,930	8,715
	Infineon Technologies AG	Germany	1,580,200	19,608
	Konica Minolta, Inc.	Japan	819,800	9,572

The Accompanying Notes are an Integral Part of the Financial Statements.

56  International Equity Portfolio

International Equity Portfolio

Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

Information Technology continued

Samsung Electronics Co., Ltd.	South Korea	30,140	34,262
Software AG	Germany	519,740	14,242
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,717,665	21,483

Total			116,956

Materials (7.0%)

Akzo Nobel NV	Netherlands	336,140	24,460
CRH PLC	Ireland	558,050	15,660
HeidelbergCement AG	Germany	303,280	24,050
LANXESS AG	Germany	232,620	13,716
MMC Norilsk Nickel PJSC, ADR	Russia	827,020	13,952
POSCO	South Korea	37,010	7,432
POSCO, ADR	South Korea	92,600	4,546
Rexam PLC	United Kingdom	2,173,720	18,853

Total			122,669

Telecommunication Services (9.0%)

China Mobile, Ltd.	Hong Kong	478,700	6,138
China Telecom Corp., Ltd. - Class H	China	45,412,160	26,656
Singapore Telecommunications, Ltd.	Singapore	10,531,850	32,921

Foreign Common Stocks (97.7%)	Country	Shares/ $ Par	Value $ (000’s)

Telecommunication Services continued

SoftBank Group Corp.	Japan	306,940	18,080
Telefonica SA	Spain	1,849,605	26,291
Telenor ASA	Norway	1,699,790	37,246
Vodafone Group PLC	United Kingdom	2,966,364	10,713

Total			158,045

Total Foreign Common Stocks (Cost: $1,542,231)			1,720,258

Short-Term Investments (1.3%)

Federal Government & Agencies (1.3%)

Federal Agricultural Mortgage Corp., 0.00%, 7/1/15	United States	23,000,000	23,000

Total			23,000

Total Short-Term Investments (Cost: $23,000)			23,000

Total Investments (99.0%) (Cost: $1,565,231)(a)			1,743,258

Other Assets, Less Liabilities (1.0%)			17,932

Net Assets (100.0%)			1,761,190

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $1,565,231 and the net unrealized appreciation of investments based on that cost was $178,027 which is comprised of $312,317 aggregate gross unrealized appreciation and $134,290 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
United Kingdom	15.5%
Germany	12.1%
France	10.7%
China	6.7%
Netherlands	6.6%
Japan	6.1%
South Korea	5.7%
Switzerland	5.0%
Other	30.6%

Total	99.0%

The Accompanying Notes are an Integral Part of the Financial Statements.

International Equity Portfolio   57

International Equity Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks	$1,720,258	$—	$—
Short-Term Investments	—	23,000	—

Total	$1,720,258	$23,000	$—

At the period ended June 30, 2015 there were transfers from Level 2 to Level 1 in the amount of $1,527,117 thousand. These transfers were the result of fair value procedures on certain foreign securities in the portfolio on December 31, 2014. These securities did not require the use of fair value procedures on June 30, 2015.

The Accompanying Notes are an Integral Part of the Financial Statements.

58  International Equity Portfolio

Emerging Markets Equity Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards.

Investments in the securities of companies in developing nations impose risks different from, and greater than, risks of investing in developed countries.

The Portfolio may invest a relatively large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. The Portfolio’s performance may be more volatile than that of a more geographically diversified fund, and may be tied more closely to the performance of a single country or region.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,005.40	$6.56
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.61

* Expenses are equal to the Portfolio’s annualized expense ratio of 1.32%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Emerging Markets Equity Portfolio  59

Emerging Markets Equity Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Foreign Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Consumer Discretionary (16.7%)

	Ajisen China Holdings, Ltd.	Hong Kong	1,921,000	1,028
	Astro Malaysia Holdings Bhd	Malaysia	724,200	591
	Bajaj Auto, Ltd.	India	41,669	1,659
	Belle International Holdings, Ltd.	Hong Kong	1,415,000	1,625
	Estacio Participacoes SA	Brazil	425,816	2,465
*	Global Brands Group Holding, Ltd.	Bermuda	18,610,000	3,865
	Guangzhou Automobile Group Co., Ltd. - Class H	China	9,024,000	8,359
	Imperial Holdings, Ltd.	South Africa	134,496	2,051
	Kia Motors Corp.	South Korea	182,991	7,432
	Naspers, Ltd. - Class N	South Africa	128,172	19,964
	SACI Falabella	Chile	470,837	3,289
	Samsonite International SA	Luxembourg	1,014,000	3,506
	Sands China, Ltd.	Macau	526,800	1,770
	Stella International Holdings, Ltd.	Hong Kong	2,409,000	5,749
	Techtronic Industries Co., Ltd.	Hong Kong	2,708,500	8,936
	Woolworths Holdings, Ltd.	South Africa	558,311	4,525

	Total			76,814

	Consumer Staples (14.6%)

	Ambev SA, ADR	Brazil	868,931	5,300
	AVI, Ltd.	South Africa	734,028	4,920
	BRF SA	Brazil	75,756	1,600
	Clicks Group, Ltd.	South Africa	568,176	4,203
	Dabur India, Ltd.	India	1,367,302	6,036
	Dairy Farm International Holdings, Ltd.	Hong Kong	277,200	2,401
	E-Mart Co., Ltd.	South Korea	9,272	1,920
	Grupo Lala SAB de CV	Mexico	712,154	1,489
	Gudang Garam Tbk PT	Indonesia	413,500	1,399
	ITC, Ltd.	India	68,838	342
	LG Household & Health Care, Ltd.	South Korea	13,306	9,233
	M Dias Branco SA	Brazil	59,587	1,572
*	Magnit PJSC	Russia	30,799	6,362
	SABMiller PLC	United Kingdom	154,327	8,012
	Universal Robina Corp.	Philippines	137,252	590
	Wal-Mart de Mexico SAB de CV	Mexico	1,355,238	3,310
	Want Want China Holdings, Ltd.	Cayman Islands	6,203,000	6,562
	Wumart Stores, Inc. - Class H	China	2,980,000	2,087

	Total			67,338

	Energy (5.2%)

	China Shenhua Energy Co., Ltd. - Class H	China	2,388,500	5,448
	Coal India, Ltd.	India	332,287	2,195
*	Gran Tierra Energy, Inc.	United States	1,046,469	3,134
	INPEX Corp.	Japan	363,000	4,127
*	Lamprell PLC	United Arab Emirates	1,440,919	3,419

	Foreign Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Energy continued

	NovaTek OAO, GDR	Russia	54,010	5,498

	Total			23,821

	Financials (30.1%)

	Banco Santander Chile, ADR	Chile	55,439	1,123
	Bancolombia SA, ADR	Colombia	63,327	2,723
	Bangkok Bank PCL	Thailand	779,300	4,119
	BB Seguridade Participacoes SA	Brazil	177,015	1,941
	BDO Unibank, Inc.	Philippines	917,090	2,205
	BM&FBOVESPA SA	Brazil	506,476	1,909
	BOC Hong Kong Holdings, Ltd.	Hong Kong	1,619,000	6,767
	Bolsa Mexicana de Valores SAB de CV	Mexico	974,018	1,686
	Brasil Insurance Participacoes e Administracao SA	Brazil	617,060	250
	Cathay Financial Holding Co., Ltd.	Taiwan	4,893,800	8,549
	China Construction Bank Corp. - Class H	China	17,392,020	15,908
	China Pacific Insurance Group Co., Ltd. - Class H	China	1,728,000	8,315
	Concentradora Fibra Danhos SA de CV	Mexico	744,216	1,743
	Concentradora Fibra Hotelera Mexicana SA de CV	Mexico	1,458,181	1,607
	Credicorp, Ltd.	Bermuda	25,867	3,593
	E.Sun Financial Holding Co., Ltd.	Taiwan	11,855,979	7,916
	First Pacific Co., Ltd.	Hong Kong	4,298,750	3,621
	Grupo Financiero Banorte SAB de CV	Mexico	607,183	3,338
	Grupo Financiero Inbursa SAB de CV	Mexico	561,640	1,274
	Hang Lung Properties, Ltd.	Hong Kong	2,064,000	6,151
	Housing Development Finance Corp., Ltd.	India	740,244	15,088
	Iguatemi Empresa de Shopping Centers SA	Brazil	58,262	461
	Kasikornbank PCL - NVDR	Thailand	913,800	5,113
	Komercni Banka AS	Czech Republic	12,934	2,867
	Kotak Mahindra Bank, Ltd.	India	187,425	4,050
*	Prologis Property Mexico SA de CV	Mexico	1,098,004	1,848
	Public Bank Bhd	Malaysia	573,800	2,847
	Samsung Fire & Marine Insurance Co., Ltd.	South Korea	19,288	5,084
*	Sberbank of Russia	Russia	2,949,230	3,867
	Shriram Transport Finance Co., Ltd.	India	187,231	2,503
	Standard Chartered PLC	United Kingdom	260,775	4,239
	Turkiye Garanti Bankasi AS	Turkey	1,407,474	4,390
	Turkiye Sinai Kalkinma Bankasi AS	Turkey	2,497,277	1,584

	Total			138,679

The Accompanying Notes are an Integral Part of the Financial Statements.

60   Emerging Markets Equity Portfolio

Emerging Markets Equity Portfolio

	Foreign Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Health Care (1.9%)

*	Genomma Lab Internacional SAB de CV - Class B	Mexico	1,769,436	1,761
	OdontoPrev SA	Brazil	415,957	1,442
	Qualicorp SA	Brazil	382,307	2,423
	Sun Pharmaceutical Industries, Ltd.	India	173,258	2,382
	Top Glove Corp. Bhd	Malaysia	421,600	743

	Total			8,751

	Industrials (3.2%)

*	51job, Inc., ADR	China	101,434	3,372
	Copa Holdings SA - Class A	Panama	13,356	1,103
*	Diana Shipping, Inc.	Marshall Islands	407,466	2,873
	Glory, Ltd.	Japan	37,700	1,117
	Localiza Rent a Car SA	Brazil	125,605	1,240
*	Mills Estruturas e Servicos de Engenharia SA	Brazil	479,608	1,041
	Pacific Basin Shipping, Ltd.	Bermuda	4,138,614	1,393
*	Promotora y Operadora de Infraestructura SAB de CV	Mexico	117,148	1,254
*	TK Corp.	South Korea	140,774	1,287

	Total			14,680

	Information Technology (16.7%)

*	Alibaba Group Holding, Ltd., ADR	Cayman Islands	72,882	5,996
*	Cognizant Technology Solutions Corp. - Class A	United States	173,906	10,624
*	EPAM Systems, Inc.	United States	75,819	5,400
	Largan Precision Co., Ltd.	Taiwan	11,000	1,257
	MediaTek, Inc.	Taiwan	428,000	5,854
	Naver Corp.	South Korea	6,330	3,598
	Samsung Electronics Co., Ltd.	South Korea	15,858	18,027
	Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	5,681,290	25,870

	Total			76,626

	Materials (3.9%)

*	Cemex SAB de CV, ADR	Mexico	270,199	2,475
	Fibria Celulose SA	Brazil	161,777	2,207
	Gerdau SA, ADR	Brazil	369,689	891
	Grupo Mexico SAB de CV - Series B	Mexico	924,492	2,782

	Foreign Common Stocks (96.5%)	Country	Shares/ $ Par	Value $ (000’s)

	Materials continued

	Iluka Resources, Ltd.	Australia	317,590	1,882
	LG Chem, Ltd.	South Korea	18,763	4,685
	PTT Global Chemical PCL	Thailand	1,487,700	3,050

	Total			17,972

	Telecommunication Services (1.9%)

	China Mobile, Ltd.	Hong Kong	228,500	2,930
	Hellenic Telecommunications Organization SA	Greece	222,293	1,868
	MTN Group, Ltd.	South Africa	169,830	3,193
*	XL Axiata Tbk PT	Indonesia	3,523,500	974

	Total			8,965

	Utilities (2.3%)

	Alupar Investimento SA	Brazil	229,477	1,228
*	CESC, Ltd.	India	418,986	3,659
	China Resources Gas Group, Ltd.	Hong Kong	1,952,000	5,779

	Total			10,666

	Total Foreign Common Stocks (Cost: $455,124)			444,312

	Warrants (1.2%)

	Consumer Discretionary (0.0%)

*	Minor International PCL	Thailand	252,460	30

	Total			30

	Financials (1.2%)

*	Emaar Malls Group PJSC	Luxembourg	116,820	105
*	First Gulf Bank PJSC	Curacao	574,293	2,361
*	Union National Bank PJSC	United Kingdom	1,604,359	2,970

	Total			5,436

	Total Warrants (Cost: $5,257)			5,466

	Total Investments (97.7%) (Cost: $460,381)(a)			449,778

	Other Assets, Less Liabilities (2.3%)			10,428

	Net Assets (100.0%)			460,206

The Accompanying Notes are an Integral Part of the Financial Statements.

Emerging Markets Equity Portfolio  61

Emerging Markets Equity Portfolio

*	Non-Income Producing

ADR after the name of a security represents—American Depositary Receipt.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $460,381 and the net unrealized depreciation of investments based on that cost was $10,603 which is comprised of $43,116 aggregate gross unrealized appreciation and $53,719 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Investments Percentage by Country is based on Net Assets:
South Korea	11.1%
Taiwan	10.7%
Hong Kong	9.8%
China	9.4%
South Africa	8.4%
India	8.2%
Brazil	5.6%
Mexico	5.3%
Other	29.2%

Total	97.7%

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Foreign Common Stocks
Consumer Staples	$60,976	$6,362	$—
Financials	134,812	3,867	—
Materials	14,922	3,050	—
Telecommunication Services	7,097	1,868	—
All Others	211,358	—	—
Warrants
Consumer Discretionary	30	—	—
Financials	—	5,436	—

Total	$429,195	$20,583	$—

At the period ended June 30, 2015 there were transfers from Level 2 to Level 1 in the amount of $308,238 thousand. These transfers were the result of fair value procedures on certain foreign securities in the portfolio on December 31, 2014. These securities did not require the use of fair value procedures on June 30, 2015.

The Accompanying Notes are an Integral Part of the Financial Statements.

62   Emerging Markets Equity Portfolio

Money Market Portfolio

Because the Portfolio may invest a significant portion of its assets in securities of companies in the banking related or Financial Services industry, developments affecting that industry will have a disproportionate impact on the Portfolio, including interest rate risk, credit risk, and risks associated with regulatory changes.

Recent amendments to regulations governing money market funds change the manner in which certain money market funds will be required to operate. The effect of these amendments on the Portfolio are still uncertain but may impact the Portfolio’s operations and return potential.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,000.05	$1.09
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	$1.10

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.22%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NOT INSURED OR GUARANTEED

BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT

AGENCY. ALTHOUGH THE MONEY MARKET PORTFOLIO SEEKS TO PRESERVE THE VALUE

OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING

IN THE MONEY MARKET PORTFOLIO.

Money Market Portfolio  63

Money Market Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

Money Market Investments (99.3%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks Non-US (41.9%)

Bank of Montreal, 0.532%, 9/24/15	10,000,000	10,006
Bank of Montreal, 0.756%, 9/11/15	4,873,000	4,877
Bank of Montreal, 0.80%, 11/6/15	4,300,000	4,306
Bank of Nova Scotia/Houston, 0.396%, 1/11/16	2,000,000	2,001
Bank of Nova Scotia/Houston, 0.422%, 9/28/15	3,400,000	3,401
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 2.45%, 9/11/15 144A	12,000,000	12,045
Commonwealth Bank of Australia/New York NY, 0.277%, 2/19/16	5,000,000	5,000
Commonwealth Bank of Australia/New York NY, 1.25%, 9/18/15	8,000,000	8,016
Credit Industriel Et, 0.38%, 8/3/15	3,000,000	3,000
DBS Bank, Ltd., 0.23%, 9/8/15 144A	4,500,000	4,498
Fortis Bank SA/NV, 0.02%, 7/1/15	20,000,000	20,000
ING Bank NV, 2.00%, 9/25/15 144A	6,000,000	6,022
Natixis SA, 0.06%, 7/1/15	12,000,000	12,000
Nordea Bank Finland PLC/New York, 0.394%, 7/17/15	10,000,000	10,001
Norinchukin Bank NY, 0.327%, 8/24/15	10,000,000	10,000
Norinchukin Bank NY, 0.336%, 11/12/15	5,000,000	5,000
Skandinaviska Enskilda Banken AB, 0.04%, 7/1/15	8,000,000	8,000
Skandinaviska Enskilda Banken AB, 0.25%, 7/2/15	12,000,000	12,000
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	18,000,000	18,008
Sumitomo Mitsui Trust, 0.35%, 10/23/15	8,000,000	8,000
Toronto Dominion Bank NY, 0.275%, 9/4/15	5,750,000	5,750
The Toronto-Dominion Bank, 0.48%, 11/6/15	5,000,000	5,003
Westpac Banking Corp., 0.31%, 12/11/15 144A	3,000,000	2,996

Total		179,930

Money Market Investments (99.3%)	Shares/ $ Par	Value $ (000’s)

Commercial Banks US (3.9%)

Standard Chartered Bank, 0.30%, 9/11/15	3,000,000	3,000
Wells Fargo & Co., 1.50%, 7/1/15	9,808,000	9,808
Wells Fargo Bank NA, 0.555%, 7/20/15	4,000,000	4,001

Total		16,809

Finance Services (40.9%)

ABN Amro Funding USA LLC, 0.32%, 9/8/15 144A	7,000,000	6,996
Alpine Securitization Corp., 0.23%, 8/3/15 144A	5,000,000	4,999
ANZ New Zealand International., Ltd., 1.85%, 10/15/15 144A	990,000	994
Atlantic Asset Securitization LLC, 0.11%, 7/6/15 144A	20,000,000	20,000
Australia & New Zealand, 0.302%, 11/25/15 144A	4,000,000	4,000
Bedford Row Funding Corp., 0.33%, 9/22/15 144A	3,000,000	2,998
Cafco LLC, 0.29%, 7/7/15 144A	5,000,000	5,000
Caisse Centrale Desjardins du Quebec, 0.13%, 7/2/15	9,000,000	9,000
Caisse Centrale Desjardins du Quebec, 0.13%, 7/6/15 144A	10,000,000	10,000
Cancara Asset Securitisation LLC, 0.18%, 7/1/15 144A	5,250,000	5,250
Chariot Funding LLC, 0.26%, 8/13/15 144A	3,000,000	2,999
Charta LLC, 0.32%, 9/2/15 144A	1,975,000	1,974
Collateralized Commercial Paper Co. LLC, 0.25%, 9/1/15	1,750,000	1,749
Collateralized Commercial Paper Co. LLC, 0.45%, 10/5/15	5,000,000	4,994
CRC Funding LLC, 0.29%, 7/7/15 144A	5,000,000	5,000
Credit Suisse New York, 0.26%, 7/2/15	4,000,000	4,000
Credit Suisse New York, 0.26%, 8/31/15	10,000,000	9,995
Erste Abwicklungsanstalt, 0.24%, 10/2/15 144A	5,000,000	4,997
European Investment Bank, 0.15%, 7/1/15	3,000,000	3,000
Macquarie Bank, Ltd., 0.22%, 8/10/15 144A	2,500,000	2,499

Money Market Investments (99.3%)	Shares/ $ Par	Value $ (000’s)

Finance Services continued

Macquarie Bank, Ltd., 3.45%, 7/27/15 144A	8,000,000	8,016
Mitsubishi UFJ Trust and Banking Corp./NY, 0.26%, 7/23/15	5,000,000	5,000
Mont Blanc Capital Corp., 0.18%, 7/7/15 144A	5,400,000	5,400
Mont Blanc Capital Corp., 0.29%, 9/15/15 144A	10,000,000	9,994
Royal Bank of Canada, 0.275%, 11/10/15	2,000,000	2,000
Starbird Funding Corp., 0.27%, 9/2/15 144A	4,750,000	4,748
Victory Receivables Corp., 0.15%, 7/13/15 144A	15,000,000	14,999
Working Capital Management Co., 0.18%, 7/7/15 144A	15,000,000	14,999

Total		175,600

Government (7.4%)

US Treasury, 0.255%, 5/26/16	4,000,000	3,991
US Treasury, 1.75%, 7/31/15	10,000,000	10,014
US Treasury Floating Rate Note, 0.06%, 1/31/16	5,000,000	4,998
US Treasury Floating Rate Note, 0.089%, 4/30/17	3,000,000	3,000
US Treasury Floating Rate Note, 0.099%, 1/31/17	10,000,000	10,000

Total		32,003

Miscellaneous Business Credit Institutions (1.2%)

General Electric Captial Corp., 0.474%, 1/8/16	5,346,000	5,351

Total		5,351

Municipal Bonds (4.0%)

Wheaton College/IL, 0.16%, 7/7/15	17,000,000	17,000

Total		17,000

Total Money Market Investments (Cost: $426,693)		426,693

Total Investments (99.3%) (Cost: $426,693)(a)		426,693

Other Assets, Less Liabilities (0.7%)		3,078

Net Assets (100.0%)		429,771

The Accompanying Notes are an Integral Part of the Financial Statements.

64  Money Market Portfolio

Money Market Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the value of these securities (in thousands) was $161,423 representing 37.6% of the net assets.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Short-Term Investments	$—	$426,693	$—

Total	$—	$426,693	$—

See above Schedule of Investments for values of each security.

The Accompanying Notes are an Integral Part of the Financial Statements.

Money Market Portfolio  65

Short-Term Bond Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purporse keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

66  Short-Term Bond Portfolio

Short-Term Bond Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,007.78	$2.09
Hypothetical (5% return before expenses)	$1,000.00	$1,022.71	$2.11

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.42%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Short-Term Bond Portfolio  67

Short-Term Bond Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.3%)

Harris Corp., 1.999%, 4/27/18	215,000	214
L-3 Communications Corp., 1.50%, 5/28/17	250,000	248
L-3 Communications Corp., 3.95%, 11/15/16	300,000	310

Total		772

Autos & Vehicle Parts (4.1%)

American Honda Finance Corp., 1.20%, 7/14/17	750,000	751
American Honda Finance Corp., 2.125%, 10/10/18	250,000	254
Daimler Finance North America LLC, 1.138%, 8/1/18 144A	850,000	857
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	125,000	127
Ford Motor Credit Co. LLC, 1.684%, 9/8/17	900,000	897
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	250,000	252
Ford Motor Credit Co. LLC, 3.00%, 6/12/17	250,000	256
General Motors Financial Co., Inc., 3.15%, 1/15/20	665,000	668
General Motors Financial Co., Inc., 3.50%, 7/10/19	140,000	143
General Motors Financial Co., Inc., 4.75%, 8/15/17	330,000	348
The Goodyear Tire & Rubber Co., 8.25%, 8/15/20	500,000	523
Harley-Davidson Financial Services, Inc., 1.15%, 9/15/15 144A	500,000	500
Hyundai Capital America, 1.45%, 2/6/17 144A	1,000,000	997
Hyundai Capital Services, Inc., 3.50%, 9/13/17 144A	600,000	621
Nissan Motor Acceptance Corp., 1.95%, 9/12/17 144A	550,000	554
Toyota Motor Credit Corp., 1.45%, 1/12/18	395,000	395
Toyota Motor Credit Corp., 2.05%, 1/12/17	750,000	762
Volkswagen Group of America Finance LLC, 1.25%, 5/23/17 144A	850,000	851

Total		9,756

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Banking (10.6%)

Abbey National Treasury Services PLC, 1.375%, 3/13/17	500,000	501
Ally Financial, Inc., 2.75%, 1/30/17	250,000	249
American Express Credit Corp., 2.375%, 3/24/17	250,000	255
Bank of America Corp., 2.00%, 1/11/18	600,000	602
Bank of America Corp., 2.60%, 1/15/19	765,000	773
Bank of America Corp., 2.65%, 4/1/19	190,000	192
Bank of America Corp., 3.625%, 3/17/16	125,000	127
Bank of America Corp., 6.00%, 9/1/17	500,000	544
The Bank of New York Mellon Corp., 1.35%, 3/6/18	250,000	249
The Bank of New York Mellon Corp., 2.20%, 3/4/19	125,000	126
The Bank of Tokyo-Mitsubishi UFJ, Ltd., 1.70%, 3/5/18 144A	1,145,000	1,142
Banque Federative du Credit Mutuel SA, 1.70%, 1/20/17 144A	465,000	467
Barclays Bank PLC, 6.05%, 12/4/17 144A	250,000	272
BB&T Corp., 1.146%, 6/15/18	450,000	453
BNP Paribas SA, 2.40%, 12/12/18	250,000	253
BPCE SA, 2.50%, 12/10/18	550,000	558
Canadian Imperial Bank of Commerce, 1.55%, 1/23/18	415,000	415
Citigroup, Inc., 1.55%, 8/14/17	650,000	649
Citigroup, Inc., 1.75%, 5/1/18	350,000	348
Citigroup, Inc., 1.85%, 11/24/17	860,000	862
Credit Suisse, 1.375%, 5/26/17	650,000	649
Discover Bank, 2.00%, 2/21/18	250,000	249
Discover Financial Services, 6.45%, 6/12/17	115,000	125
DNB Bank ASA, 3.20%, 4/3/17 144A	560,000	578
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	250,000	256

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Banking continued

The Goldman Sachs Group, Inc., 6.15%, 4/1/18	750,000	834
The Goldman Sachs Group, Inc., 6.25%, 9/1/17	500,000	547
HBOS PLC, 6.75%, 5/21/18 144A	650,000	721
HSBC Bank USA NA, 6.00%, 8/9/17	250,000	272
HSBC USA, Inc., 1.50%, 11/13/17	900,000	898
Itau Unibanco Holding SA, 2.85%, 5/26/18 144A	310,000	308
JPMorgan Chase & Co., 1.625%, 5/15/18	250,000	248
JPMorgan Chase & Co., 1.80%, 1/25/18	850,000	853
JPMorgan Chase & Co., 2.35%, 1/28/19	250,000	251
Lloyds Bank PLC, 2.30%, 11/27/18	300,000	303
Morgan Stanley, 2.125%, 4/25/18	1,650,000	1,661
Morgan Stanley, 3.80%, 4/29/16	250,000	255
Morgan Stanley, 7.30%, 5/13/19	250,000	294
Nationwide Building Society, 2.35%, 1/21/20 144A	340,000	339
Nordea Bank AB, 0.875%, 5/13/16 144A	800,000	802
Nordea Bank AB, 3.125%, 3/20/17 144A	325,000	335
PNC Bank NA, 4.875%, 9/21/17	250,000	267
Regions Bank, 7.50%, 5/15/18	250,000	287
Regions Financial Corp., 2.00%, 5/15/18	835,000	834
Royal Bank of Scotland Group PLC, 2.55%, 9/18/15	400,000	401
Santander Bank NA, 2.00%, 1/12/18	250,000	250
Standard Chartered PLC, 3.20%, 5/12/16 144A	270,000	275
SunTrust Banks, Inc., 2.35%, 11/1/18	465,000	468
Swedbank AB, 1.75%, 3/12/18 144A	1,100,000	1,102
The Toronto-Dominion Bank, 1.40%, 4/30/18	170,000	170
The Toronto-Dominion Bank, 2.625%, 9/10/18	350,000	361
US Bancorp, 3.442%, 2/1/16	450,000	456

The Accompanying Notes are an Integral Part of the Financial Statements.

68  Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Wells Fargo & Co., 5.625%, 12/11/17	600,000	659

Total		25,345

Basic Materials (0.7%)

Hutchinson Whampoa International 14, Ltd., 1.625%, 10/31/17 144A	1,100,000	1,097
Rock-Tenn Co., 3.50%, 3/1/20	450,000	463

Total		1,560

Builders & Building Materials (0.3%)

Mohawk Industries, Inc., 6.125%, 1/15/16	665,000	682

Total		682

Capital Goods (0.3%)

Caterpillar Financial Services Corp., 2.65%, 4/1/16	200,000	203
CNH Industrial Capital LLC, 3.875%, 11/1/15	575,000	577

Total		780

Chemicals (0.7%)

The Dow Chemical Co., 2.50%, 2/15/16	600,000	606
Eastman Chemical Co., 3.00%, 12/15/15	729,000	736
LyondellBasell Industries NV, 5.00%, 4/15/19	400,000	433

Total		1,775

Conglomerate & Diversified Manufacturing (0.1%)

Roper Industries, Inc., 2.05%, 10/1/18	180,000	180

Total		180

Consumer Products & Retailing (2.1%)

AutoZone, Inc., 1.30%, 1/13/17	375,000	376
AutoZone, Inc., 5.50%, 11/15/15	250,000	254
Brinker International, Inc., 2.60%, 5/15/18	200,000	200
CVS Health Corp., 1.20%, 12/5/16	250,000	250
CVS Health Corp., 2.25%, 12/5/18	250,000	253
Dollar General Corp., 4.125%, 7/15/17	550,000	575
Family Tree Escrow LLC, 5.25%, 3/1/20 144A	125,000	131
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 144A	650,000	647
Newell Rubbermaid, Inc., 2.05%, 12/1/17	200,000	202

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued

Philip Morris International, Inc., 1.25%, 11/9/17	1,110,000	1,108
Reynolds American, Inc., 2.30%, 6/12/18	355,000	358
Unilever Capital Corp., 2.75%, 2/10/16	250,000	254
Whirlpool Corp., 1.35%, 3/1/17	350,000	351

Total		4,959

Electric Utilities (3.1%)

Commonwealth Edison Co., 2.15%, 1/15/19	250,000	251
Commonwealth Edison Co., 6.15%, 9/15/17	250,000	275
Consumers Energy Co., 5.50%, 8/15/16	247,000	260
The Dayton Power & Light Co., 1.875%, 9/15/16	465,000	468
Dominion Resources, Inc., 5.20%, 8/15/19	150,000	166
Duke Energy Corp., 2.10%, 6/15/18	115,000	116
Duke Energy Indiana, Inc., 0.626%, 7/11/16	500,000	500
Entergy Mississippi, Inc., 3.25%, 6/1/16	500,000	509
Eversource Energy, 1.45%, 5/1/18	105,000	104
Exelon Generation Co. LLC, 2.95%, 1/15/20	205,000	206
FirstEnergy Corp., 2.75%, 3/15/18	250,000	254
MidAmerican Energy Co., 2.40%, 3/15/19	500,000	508
Nevada Power Co., 5.95%, 3/15/16	250,000	259
NSTAR Electric Co., 0.516%, 5/17/16	440,000	439
Origin Energy Finance, 3.50%, 10/9/18 144A	585,000	600
PECO Energy Co., 1.20%, 10/15/16	250,000	251
Public Service Electric & Gas Co., 2.30%, 9/15/18	400,000	410
San Diego Gas & Electric Co., 1.914%, 2/1/22	215,000	216
Southern Electric Generating Co., 2.20%, 12/1/18 144A	140,000	142
TECO Finance, Inc., 0.871%, 4/10/18	590,000	592
Westar Energy, Inc., 8.625%, 12/1/18	300,000	365

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Zhejiang Energy Group Hong Kong, Ltd., 2.30%, 9/30/17	550,000	548

Total		7,439

Energy (2.6%)

Anadarko Petroleum Corp., 5.95%, 9/15/16	500,000	528
Cameron International Corp., 1.40%, 6/15/17	300,000	298
Canadian Natural Resources, Ltd., 1.75%, 1/15/18	155,000	154
Canadian Natural Resources, Ltd., 5.70%, 5/15/17	250,000	269
China Shenhua Overseas Captial Co., Ltd., 2.50%, 1/20/18	595,000	597
China Shenhua Overseas Captial Co., Ltd., 3.125%, 1/20/20	785,000	784
Marathon Oil Corp., 0.90%, 11/1/15	575,000	575
National Oilwell Varco, Inc., 1.35%, 12/1/17	105,000	104
Noble Energy, Inc., 8.25%, 3/1/19	250,000	298
Pioneer Natural Resources Co., 5.875%, 7/15/16	800,000	836
Rowan Cos., Inc., 5.00%, 9/1/17	350,000	361
Sempra Energy, 6.15%, 6/15/18	250,000	281
SESI LLC, 6.375%, 5/1/19	1,000,000	1,017
Southwestern Energy Co., 3.30%, 1/23/18	130,000	133

Total		6,235

Entertainment (0.1%)

Carnival Corp., 1.20%, 2/5/16	275,000	275

Total		275

Finance (1.2%)

GATX Corp., 1.250%, 3/4/17	330,000	329
GATX Corp., 2.60%, 3/30/20	40,000	39
GATX Corp., 3.50%, 7/15/16	586,000	598
General Electric Capital Corp., 2.30%, 4/27/17	900,000	918
General Electric Capital Corp., 6.00%, 8/7/19	250,000	286
International Lease Finance Corp., 2.236%, 6/15/16	350,000	350

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  69

Short-Term Bond Portfolio

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Finance continued

Principal Life Global Funding II, 2.20%, 4/8/20 144A	445,000	439

Total		2,959

Food & Beverage (1.4%)

Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	900,000	927
Coca-Cola Femsa SAB de CV, 2.375%, 11/26/18	325,000	330
Heineken NV, 1.40%, 10/1/17 144A	280,000	280
HJ Heinz Co., 2.00%, 7/2/18 144A	925,000	925
Mondelez International, Inc., 4.125%, 2/9/16	400,000	408
Pernod Ricard SA, 2.95%, 1/15/17 144A	250,000	255
Tyson Foods, Inc., 2.65%, 8/15/19	200,000	201
WM Wrigley Jr. Co., 1.40%, 10/21/16 144A	60,000	60

Total		3,386

Gaming/Leisure/Lodging (0.2%)

GLP Capital LP/GLP Financing II, Inc., 4.375%, 11/1/18	450,000	462

Total		462

Healthcare (1.5%)

AmerisourceBergen Corp., 1.15%, 5/15/17	250,000	250
Baxter International, Inc., 0.95%, 6/1/16	250,000	249
Express Scripts Holding Co., 1.25%, 6/2/17	400,000	398
Express Scripts Holding Co., 2.65%, 2/15/17	355,000	361
Express Scripts Holding Co., 3.125%, 5/15/16	60,000	61
McKesson Corp., 1.40%, 3/15/18	275,000	272
McKesson Corp., 3.25%, 3/1/16	400,000	406
Thermo Fisher Scientific, Inc., 1.30%, 2/1/17	235,000	235
Thermo Fisher Scientific, Inc., 2.25%, 8/15/16	900,000	909
Thermo Fisher Scientific, Inc., 2.40%, 2/1/19	65,000	65
Zimmer Biomet Holdings, Inc., 2.00%, 4/1/18	485,000	485

Total		3,691

Industrials (0.5%)

SBA Tower Trust, 2.24%, 4/16/18 144A	180,000	179

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Industrials continued

SBA Tower Trust, 2.933%, 12/15/17 144A	945,000	959

Total		1,138

Insurance (1.3%)

ACE INA Holdings, Inc., 5.80%, 3/15/18	250,000	278
Aetna, Inc., 1.50%, 11/15/17	110,000	110
AIA Group, Ltd., 2.25%, 3/11/19 144A	200,000	199
American International Group, Inc., 5.85%, 1/16/18	445,000	491
Anthem, Inc., 1.875%, 1/15/18	100,000	100
Anthem, Inc., 2.25%, 8/15/19	500,000	494
CNA Financial Corp., 6.50%, 8/15/16	250,000	264
Humana, Inc., 2.625%, 10/1/19	190,000	191
Marsh & McLennan Cos., Inc., 2.55%, 10/15/18	160,000	163
Metropolitan Life Global Funding I, 1.50%, 1/10/18 144A	250,000	250
Metropolitan Life Global Funding I, 3.125%, 1/11/16 144A	250,000	253
Prudential Covered Trust 2012-1, 2.997%, 9/30/15 144A	245,000	246

Total		3,039

Media (1.5%)

Comcast Corp., 4.95%, 6/15/16	250,000	260
Cox Communications, Inc., 5.50%, 10/1/15	1,000,000	1,011
Omnicom Group, Inc., 4.45%, 8/15/20	55,000	59
Omnicom Group, Inc., 5.90%, 4/15/16	600,000	622
SES Global Americas Holdings GP, 2.50%, 3/25/19 144A	50,000	50
Thomson Reuters Corp., 0.875%, 5/23/16	600,000	599
Time Warner Cable, Inc., 8.25%, 4/1/19	445,000	523
Time Warner, Inc., 2.10%, 6/1/19	250,000	248
Time Warner, Inc., 3.15%, 7/15/15	135,000	135

Total		3,507

Metals & Mining (0.8%)

Anglo American PLC, 3.625%, 5/14/20 144A	310,000	310

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining continued

Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.50%, 11/15/20	640,000	677
Goldcorp, Inc., 2.125%, 3/15/18	450,000	451
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	250,000	251
Vale Overseas, Ltd., 6.25%, 1/23/17	200,000	212

Total		1,901

Oil & Gas (1.9%)

BG Energy Capital PLC, 2.875%, 10/15/16 144A	500,000	510
BP Capital Markets PLC, 1.846%, 5/5/17	500,000	506
Exxon Mobil Corp., 0.649%, 3/6/22	1,110,000	1,112
Exxon Mobil Corp., 1.305%, 3/6/18	780,000	780
Murphy Oil Corp., 2.50%, 12/1/17	500,000	499
Petro-Canada, 6.05%, 5/15/18	236,000	262
Shell International Finance BV, 1.90%, 8/10/18	250,000	253
Total Capital Canada, Ltd., 1.45%, 1/15/18	250,000	250
Total Capital SA, 2.125%, 8/10/18	250,000	254

Total		4,426

Pharmaceuticals (2.2%)

AbbVie, Inc., 1.75%, 11/6/17	750,000	752
AbbVie, Inc., 1.80%, 5/14/18	380,000	379
Actavis Funding SCS, 2.35%, 3/12/18	955,000	960
Actavis Funding SCS, 2.45%, 6/15/19	100,000	100
Actavis, Inc., 1.875%, 10/1/17	445,000	445
Baxalta, Inc., 2.00%, 6/22/18 144A	80,000	80
Bayer US Finance LLC, 2.375%, 10/8/19 144A	440,000	442
Celgene Corp., 1.90%, 8/15/17	500,000	505
Celgene Corp., 2.25%, 5/15/19	340,000	341
Merck & Co., Inc., 1.30%, 5/18/18	250,000	249
Perrigo Co. PLC, 1.30%, 11/8/16	180,000	179
Takeda Pharmaceutical Co., Ltd., 1.625%, 3/17/17 144A	750,000	755

Total		5,187

The Accompanying Notes are an Integral Part of the Financial Statements.

70  Short-Term Bond Portfolio

Short-Term Bond Portfolio

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Pipelines (2.9%)

CenterPoint Energy Resources Corp., 6.00%, 5/15/18	250,000	279
CenterPoint Energy Resources Corp., 6.15%, 5/1/16	250,000	260
Columbia Pipeline Group, Inc., 2.45%, 6/1/18 144A	210,000	212
DCP Midstream Operating LP, 3.25%, 10/1/15	520,000	520
Enable Midstream Partners LP, 2.40%, 5/15/19 144A	250,000	242
EnLink Midstream Partners LP, 2.70%, 4/1/19	85,000	84
Enterprise Products Operating LLC, 1.25%, 8/13/15	800,000	800
Enterprise Products Operating LLC, 3.20%, 2/1/16	100,000	101
Enterprise Products Operating LLC, 6.50%, 1/31/19	250,000	285
Florida Gas Transmission Co LLC, 4.00%, 7/15/15 144A	1,000,000	1,001
Kinder Morgan, Inc., 2.00%, 12/1/17	105,000	105
ONEOK Partners LP, 3.20%, 9/15/18	250,000	256
ONEOK Partners LP, 3.25%, 2/1/16	230,000	232
Plains All American Pipeline LP/PAA Finance Corp., 3.95%, 9/15/15	750,000	754
Spectra Energy Partners LP, 2.95%, 6/15/16	521,000	528
Tennessee Gas Pipeline Co. LLC, 8.00%, 2/1/16	500,000	519
TransCanada PipeLines, Ltd., 0.75%, 1/15/16	575,000	575
Williams Partners LP/Williams Partners Financial Corp., 7.25%, 2/1/17	275,000	298

Total		7,051

Real Estate Investment Trusts (1.1%)

Developers Diversified Realty Corp., 4.75%, 4/15/18	250,000	267
Health Care REIT, Inc., 3.625%, 3/15/16	290,000	294
Kilroy Realty LP, 5.00%, 11/3/15	450,000	455

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Real Estate Investment Trusts continued

Simon Property Group LP, 1.50%, 2/1/18 144A	250,000	249
Ventas Realty LP, 1.25%, 4/17/17	500,000	499
Ventas Realty LP, 1.55%, 9/26/16	450,000	452
WEA Finance LLC / Westfield UK & Europe Finance PLC, 1.75%, 9/15/17 144A	300,000	301

Total		2,517

Services (0.4%)

Alibaba Group Holding, Ltd., 2.50%, 11/28/19 144A	505,000	499
Republic Services, Inc., 5.50%, 9/15/19	250,000	279
Waste Management, Inc., 2.60%, 9/1/16	200,000	204

Total		982

Technology (1.7%)

Anstock II, Ltd., 2.125%, 7/24/17	300,000	298
Avnet, Inc., 6.00%, 9/1/15	1,000,000	1,008
Baidu, Inc., 2.75%, 6/9/19	200,000	200
Fidelity National Information Services, Inc., 1.45%, 6/5/17	250,000	249
Hewlett-Packard Co., 2.75%, 1/14/19	275,000	278
Juniper Networks, Inc., 3.10%, 3/15/16	135,000	137
Keysight Technologies, Inc., 3.30%, 10/30/19 144A	850,000	853
Oracle Corp., 2.375%, 1/15/19	250,000	254
Oracle Corp., 5.75%, 4/15/18	250,000	278
Tencent Holdings, Ltd., 2.00%, 5/2/17 144A	350,000	351
Tencent Holdings, Ltd., 2.875%, 2/11/20 144A	200,000	200

Total		4,106

Telecommunications (1.2%)

America Movil SAB de CV, 2.375%, 9/8/16	425,000	430
AT&T, Inc., 2.45%, 6/30/20	325,000	319
British Telecommunications PLC, 2.35%, 2/14/19	250,000	251
CC Holdings GS V LLC/Crown Castle GS III Corp., 2.381%, 12/15/17	230,000	233

Corporate Bonds (46.7%)	Shares/ $ Par	Value $ (000’s)

Telecommunications continued

Crown Castle Towers LLC, 6.113%, 1/15/20 144A	815,000	928
Verizon Communications, Inc., 1.10%, 11/1/17	200,000	198
Verizon Communications, Inc., 2.50%, 9/15/16	240,000	244
Verizon Communications, Inc., 3.65%, 9/14/18	335,000	352

Total		2,955

Transportation (1.9%)

Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	750,000	833
ERAC USA Finance LLC, 1.40%, 4/15/16 144A	750,000	751
ERAC USA Finance LLC, 5.90%, 11/15/15 144A	500,000	509
HPHT Finance 15, Ltd., 2.25%, 3/17/18 144A	209,000	209
Kansas City Southern de Mexico SA de CV, 2.35%, 5/15/20	450,000	439
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 3/15/16 144A	460,000	463
Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	750,000	764
Southwest Airlines Co., 2.75%, 11/6/19	280,000	284
Southwest Airlines Co., 5.75%, 12/15/16	230,000	245
Union Pacific Corp., 2.25%, 2/15/19	85,000	86

Total		4,583

Total Corporate Bonds (Cost: $111,285)		111,648

Governments (10.7%)

Foreign Agencies (1.0%)

CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	350,000	350
Ecopetrol SA, 4.25%, 9/18/18	400,000	416
Eksportfinans ASA, 2.00%, 9/15/15	1,000,000	1,001
Electricite de France SA, 1.15%, 1/20/17 144A	450,000	451

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  71

Short-Term Bond Portfolio

	Governments (10.7%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued

	Petroleos Mexicanos, 3.50%, 7/23/20 144A	185,000	187

	Total		2,405

	Governments (9.4%)

	Federal Home Loan Banks, 0.50%, 9/28/16	2,330,000	2,331
	Federal National Mortgage Association, 0.625%, 8/26/16	5,000,000	5,012
(f)	Mexican Bonos, 7.75%, 12/14/17 MXN	37,260,000	2,560
	US Treasury, 1.25%, 1/31/20	1,490,000	1,470
(b)	US Treasury, 1.75%, 7/31/15	11,000,000	11,015

	Total		22,388

	Yankee Sovereign (0.3%)

	Iceland Government International Bond, 4.875%, 6/16/16 144A	750,000	776

	Total		776

	Total Governments (Cost: $25,707)		25,569

	Municipal Bonds (0.9%)	Shares/ $ Par

	Municipal Bonds (0.9%)

	Province of Ontario Canada, , 2.00%, 9/27/18 GO	1,000,000	1,018
	State Board of Administration Finance Corp., Series 2013A, 1.298%, 7/1/16 RB	200,000	201
	State Board of Administration Finance Corp., Series 2013A, 2.107%, 7/1/18 RB	190,000	191
	State of Illinois, Series 2010-3, 4.79%, 4/1/16 GO	300,000	307
	State of Illinois, Series 2011, 4.961%, 3/1/16 GO	195,000	199
	University of California, Series 2011Y-1, 0.687%, 7/1/41 RB	270,000	270

	Total Municipal Bonds (Cost: $2,159)		2,186

	Structured Products (40.8%)

	Structured Products (40.8%)

	AEP Texas Central Transition Funding II LLC, 5.17%, 1/1/18	700,000	737

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Ally Auto Receivables Trust, Series 2012-2, Class B, 1.76%, 2/15/17 144A	750,000	751
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	1,045,000	1,048
Ally Master Owner Trust, Series 2015-3, Class A, 1.63%, 5/15/20	1,195,000	1,194
American Express Credit Account Master Trust, Series 2014-2, Class A, 1.26%, 1/15/20	1,000,000	1,001
American Express Credit Account Master Trust, Series 2014-3, Class A, 1.49%, 4/15/20	1,775,000	1,784
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26%, 11/8/19	735,000	735
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class A3, 1.27%, 1/8/20	400,000	400
ARI Fleet Lease Trust, Series 2015-A, Class A2, 1.11%, 11/15/18 144A	490,000	490
ARI Fleet Lease Trust, Series 2015-A, Class A3, 1.67%, 9/15/23 144A	520,000	518
Ascentium Equipment Receivables LLC, Series 2015-1A, Class A2, 1.15%, 7/10/17 144A	270,000	270
Banc of America Commercial Mortgage Trust, Series 2006-4, Class AM, 5.675%, 7/10/46	650,000	677
Banc of America Commercial Mortgage Trust, Series 2008-1, Class AM, 6.473%, 2/10/51	440,000	480
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class A4, 5.537%, 10/12/41	302,906	315
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class AM, 5.582%, 9/11/41	500,000	521

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR17, Class AAB, 5.703%, 6/11/50	313,396	314
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PWR18, Class AM, 6.084%, 6/11/50	500,000	546
BMW Vehicle Lease Trust, Series 2014-1, Class A3, 0.73%, 2/21/17	365,000	365
BMW Vehicle Lease Trust, Series 2014-1, Class A4, 0.99%, 8/21/17	295,000	295
Capital Auto Receivables Asset Trust, Series 2013-3, Class A3, 1.31%, 12/20/17	1,370,000	1,374
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.73%, 9/20/19	250,000	250
Capital One Multi-Asset Execution Trust, Series 2013-A3, Class A3, 0.96%, 9/16/19	500,000	500
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	470,000	471
Carmax Auto Owner Trust, Series 2013-2, Class A4, 0.84%, 11/15/18	420,000	419
CarMax Auto Owner Trust, Series 2014-4, Class A3, 1.25%, 11/15/19	440,000	441
CarMax Auto Owner Trust, Series 2015-2, Class A3, 1.37%, 3/16/20	350,000	350
CarMax Auto Owner Trust, Series 2015-1, Class A3, 1.38%, 11/15/19	260,000	261
CarMax Auto Owner Trust, Series 2014-4, Class A4, 1.81%, 7/15/20	250,000	251
CD Commerical Mortgage Trust, Series 2007-CD5, Class AMA, 6.327%, 11/15/44	565,000	614
Chase Issuance Trust, Series 2013-A8, Class A8, 1.01%, 10/15/18	145,000	145

The Accompanying Notes are an Integral Part of the Financial Statements.

72  Short-Term Bond Portfolio

Short-Term Bond Portfolio

	Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued

	Chase Issuance Trust, Series 2014-A1, Class A, 1.15%, 1/15/19	400,000	401
	Citibank Credit Card Issuance Trust, Series 2014-A9, Class A9, 0.437%, 11/23/18	695,000	695
	Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	1,150,000	1,156
	Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1, 1.353%, 2/10/48	199,477	199
	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1, 1.485%, 10/10/47	316,725	316
(n)	Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1, 1.637%, 6/10/45	490,000	490
	CNH Equipment Trust, Series 2013-B, Class A4, 0.99%, 11/15/18	845,000	843
	CNH Equipment Trust, Series 2015-B, Class A3, 1.370%, 7/15/20	595,000	595
	CNH Equipment Trust, Series 2014-B, Class A4, 1.61%, 5/17/21	1,150,000	1,154
	Commercial Mortgage Trust, Series 2014-UBS6, Class A1, 1.445%, 12/10/47	167,850	168
	Commercial Mortgage Trust, Series 2014-CR21, Class A1, 1.494%, 12/10/47	85,321	85
	Commercial Mortgage Trust, Series 2015-CR22, Class A1, 1.569%, 3/10/48	81,993	82
	Commercial Mortgage Trust, Series 2006-GG7, Class AM, 6.013%, 7/10/38	500,000	518
	Commercial Mortgage Trust, Series 2001-J2A, Class C, 6.586%, 7/16/34 144A	433,865	454
	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class AM, 5.10%, 8/15/38	285,000	286
	CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1, 1.454%, 6/15/57	936,217	935

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1, 1.684%, 4/15/50	72,872	73
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45 144A	758,100	761
DBRR Trust, Series 2013-EZ3, Class A, 1.636%, 12/18/49 144A	1,605,093	1,613
Diamond Resorts Owner Trust, Series 2014-1, Class A, 2.54%, 5/20/27 144A	290,260	291
Discover Card Execution Note Trust, Series 2012-B3, Class B3, 0.635%, 5/15/18	1,000,000	1,000
Discover Card Execution Note Trust, Series 2013-A5, Class A5, 1.04%, 4/15/19	1,150,000	1,152
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2, 5.216%, 1/25/42 144A	516,944	534
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30%, 9/20/20 144A	465,000	466
FDIC Guaranteed Notes Trust 2010-S2, Series 2010-S2, Class 2A, 2.57%, 7/29/47 144A	326,915	331
Federal Home Loan Mortgage Corp., 0.535%, 2/15/45	344,476	345
Federal Home Loan Mortgage Corp., Series 15-DNA1, Class M1, 1.087%, 10/25/27	275,777	275
Federal Home Loan Mortgage Corp., Series 15-HQ1, Class M1, 1.237%, 3/25/25	246,145	245
Federal Home Loan Mortgage Corp., Series 4092, Class CL, 1.25%, 6/15/27	2,515,492	2,422
Federal Home Loan Mortgage Corp., Series 15-HQ2, Class M1, 1.287%, 5/25/25	248,447	248
Federal Home Loan Mortgage Corp., Series 15-DNA2, Class M1, 1.337%, 12/25/27	310,000	309
Federal Home Loan Mortgage Corp., Series 3718, Class BC, 2.00%, 2/15/25	936,234	951

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 2.50%, 1/1/24	2,074,475	2,125
Federal Home Loan Mortgage Corp., 5.00%, 4/1/18	48,342	50
Federal Home Loan Mortgage Corp., 5.50%, 5/1/22	294,102	321
Federal Home Loan Mortgage Corp., 6.00%, 12/1/28	17,694	20
Federal Home Loan Mortgage Corp., 6.00%, 9/1/34	7,203	8
Federal Home Loan Mortgage Corp., 6.00%, 2/1/35	105,125	120
Federal Home Loan Mortgage Corp., 6.00%, 9/1/35	36,736	42
Federal Home Loan Mortgage Corp., 6.00%, 1/1/38	10,154	11
Federal National Mortgage Association, 0.487%, 4/25/45	500,623	500
Federal National Mortgage Association, 0.587%, 1/25/45	590,197	593
Federal National Mortgage Association, Series 2010-95, Class BK, 1.50%, 2/25/20	702,797	710
Federal National Mortgage Association, Series 2013-74, Class AD, 2.00%, 7/25/23	797,303	809
Federal National Mortgage Association, 2.50%, 10/1/22	1,384,143	1,419
Federal National Mortgage Association, 2.50%, 12/1/22	339,342	348
Federal National Mortgage Association, Series 2011-113, Class AG, 2.50%, 11/25/26	458,235	470
Federal National Mortgage Association, 3.00%, 6/1/22	414,871	432
Federal National Mortgage Association, 3.00%, 4/1/24	848,573	884
Federal National Mortgage Association, 3.50%, 5/1/27	1,598,146	1,690
Federal National Mortgage Association, 3.50%, 11/1/44	1,974,065	2,041

The Accompanying Notes are an Integral Part of the Financial Statements.

Short-Term Bond Portfolio  73

Short-Term Bond Portfolio

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 4.00%, 2/1/29	2,026,716	2,166
Federal National Mortgage Association, 4.00%, 3/1/41	89,876	96
Federal National Mortgage Association, 4.00%, 3/1/42	922,161	981
Federal National Mortgage Association, 4.50%, 5/1/40	308,245	334
Federal National Mortgage Association, 4.50%, 9/1/40	302,953	328
Federal National Mortgage Association, 5.00%, 10/1/33	391,625	436
Federal National Mortgage Association, 5.50%, 8/1/37	221,126	249
Federal National Mortgage Association, 5.50%, 2/1/38	848,951	957
Federal National Mortgage Association, 6.00%, 8/1/22	158,290	174
Federal National Mortgage Association, 6.00%, 3/1/34	178,235	204
Federal National Mortgage Association, 6.00%, 8/1/34	495,101	566
Federal National Mortgage Association, 6.00%, 11/1/34	21,129	24
Federal National Mortgage Association, 6.00%, 12/1/34	6,374	7
Federal National Mortgage Association, 6.00%, 4/1/35	12,221	14
Federal National Mortgage Association, 6.00%, 5/1/38	9,760	11
Federal National Mortgage Association, 6.00%, 10/1/40	492,749	560
Federal National Mortgage Association, 6.50%, 7/1/32	55,257	64
Federal National Mortgage Association, 6.50%, 12/1/32	63,348	74
Federal National Mortgage Association Connecticut Avenue Securities, 1.687%, 2/25/25	127,199	127

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association Connecticut Avenue Securities, 1.687%, 2/25/25	62,371	62
Federal National Mortgage Association Connecticut Avenue Securities, 2.137%, 11/25/24	245,258	247
Federal National Mortgage Association Connecticut Avenue Securities, 2.287%, 11/25/24	127,196	128
Fifth Third Auto Trust, Series 2014-2, Class A4, 1.38%, 12/15/20	500,000	501
Ford Credit Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 6/15/17	220,000	220
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	350,000	350
Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.16%, 11/15/19	790,000	790
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	425,000	426
Ford Credit Auto Owner Trust, Series 2014-B, Class A4, 1.42%, 8/15/19	400,000	402
Ford Credit Auto Owner Trust, Series 2011-B, Class B, 2.27%, 1/15/17	200,000	201
Ford Credit Auto Owner Trust, Series 2013-C, Class D, 2.50%, 1/15/20	575,000	586
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	500,000	500
Ford Credit Floorplan Master Owner Trust, Series 2014-4, Class A1, 1.40%, 8/15/19	1,150,000	1,152
GE Equipment Transportation LLC, Series 2015-1, Class A3, 1.28%, 2/25/19	133,000	133
GMF Floorplan Owner Revolving Trust, Series 2015-1, Class A1, 1.65%, 5/15/20 144A	290,000	290

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Government National Mortgage Association, 3.50%, 3/20/45	354,156	369
Government National Mortgage Association, 3.50%, 4/20/45	139,185	145
Government National Mortgage Association, 4.00%, 1/20/45	186,398	194
Government National Mortgage Association, 5.00%, 3/20/34	1,000,990	1,110
Government National Mortgage Association, 5.50%, 6/20/37	257,130	286
GS Mortgage Securities Trust, Series 2011-GC5, Class A1, 1.468%, 8/10/44	62,859	63
GS Mortgage Securities Trust, Series 2015-GC28, Class A1, 1.528%, 2/10/48	322,573	322
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class 2A1, 2.499%, 7/25/44 144A	141,253	142
Honda Auto Receivables Owner Trust, Series 2013-4, Class A4, 1.04%, 2/18/20	85,000	85
Honda Auto Receivables Owner Trust, Series 2013-3, Class A4, 1.13%, 9/16/19	165,000	165
Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.99%, 9/17/18	845,000	846
Hyundai Auto Lease Securitization Trust, Series 2015-B, Class A3, 1.40%, 11/15/18 144A	330,000	330
Hyundai Auto Receivables Trust, Series 2015-A, Class A3, 1.05%, 4/15/19	290,000	290
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	445,000	450
John Deere Owner Trust, Series 2014-A, Class A3, 0.92%, 4/16/18	600,000	600
John Deere Owner Trust, Series 2015-A, Class A3, 1.32%, 6/17/19	160,000	161

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class AM, 5.44%, 5/15/45	485,000	504
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AM, 5.659%, 12/12/44	600,000	608
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB20, Class AM, 6.087%, 2/12/51	350,000	380
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class AM, 6.100%, 4/15/45	1,050,000	1,088
JP Morgan Chase Commerical Mortgage Securities Trust, Series 2007-C1, Class AM, 6.159%, 2/15/51	680,000	728
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1, 1.414%, 2/15/48	260,904	260
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1, 1.445%, 10/15/48	322,890	322
JPMBB Commercial Mortgage Securities Trust, Series 2014-C26, Class A1, 1.596%, 1/15/48	481,922	482
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A1, 1.625%, 5/15/48	195,000	195
Kubota Credit Owner Trust, Series 2014-1A, Class A4, 1.67%, 7/15/20 144A	1,500,000	1,506
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AM, 5.413%, 9/15/39	400,000	418
MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	15,456	16
Mercedes-Benz Auto Lease Trust, Series 2014-A, Class A4, 0.90%, 12/16/19	470,000	470

	Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued

	Mercedes-Benz Auto Lease Trust, Series 2015-A, Class A3, 1.10%, 8/15/17	980,000	981
	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.460%, 11/12/37	360,000	361
	ML-CFC Commercial Mortgage Trust, Series 2007-5, Class AM, 5.419%, 8/12/48	350,000	367
	ML-CFC Commerical Mortgage Trust, Series 2006-4, Class AM, 5.204%, 12/12/49	210,000	220
	MMAF Equipment Finance LLC, Series 2015-AA, Class A3, 1.39%, 10/16/19 144A	225,000	225
	Morgan Stanely Capital I Trust, Series 2006-T21, Class A4, 5.162%, 10/12/52	1,100,780	1,106
	Morgan Stanley Bank of American Merrill Lynch Trust, Series 2014-C19, Class A1, 1.573%, 12/15/47	322,183	323
(n)	Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A1, 1.638%, 5/15/48	350,000	350
	Nissan Auto Lease Trust, Series 2014-A, Class A4, 1.04%, 10/15/19	1,150,000	1,150
	Nissan Auto Receivables Owner Trust, Series 2014-B, Class A3, 1.11%, 5/15/19	475,000	476
	Nissan Master Owner Trust Receivables, Series 2015-A, Class A2, 1.44%, 1/15/20	400,000	400
	Residential Asset Securities Corp., Series 2006-KS4, Class A3, 0.337%, 6/25/36	232,302	232
	Santander Drive Auto Receivables Trust, Series 2013-1, Class B, 1.16%, 1/15/19	630,920	631
	Santander Drive Auto Receivables Trust, Series 2013-5, Class B, 1.55%, 10/15/18	925,000	930
	Santander Drive Auto Receivables Trust, Series 2011-3, Class C, 3.09%, 5/15/17	9,356	9

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Santander Drive Auto Receivables Trust, Series 2011-4, Class C, 3.82%, 8/15/17	133,646	134
Sierra Receivables Funding Co. LLC, Series 2013-3A, Class A, 2.20%, 10/20/30 144A	531,135	533
Sierra Receivables Funding Co. LLC, Series 2013-2A, Class A, 2.28%, 11/20/25 144A	421,304	426
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A, 2.40%, 3/22/32 144A	481,124	481
SMART ABS Trust, Series 2015-1US, Class A2A, 0.99%, 8/14/17	295,000	296
Synchrony Credit Card Master Note Trust, Series 2012-6, Class A, 1.36%, 8/17/20	1,145,000	1,144
Synchrony Credit Card Master Note Trust, Series 2015-2, Class A, 1.60%, 4/15/21	595,000	595
Synchrony Credit Card Master Note Trust, Series 2014-1, Class A, 1.61%, 11/15/20	1,155,000	1,159
Synchrony Credit Card Master Note Trust, Series 2013-1, Class B, 1.69%, 3/15/21	465,000	463
TIAA Seasoned Commerical Mortgage Trust, Series 2007-C4, Class AJ, 5.486%, 8/15/39	402,593	405
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	1,500,000	1,504
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A3, 0.91%, 10/22/18	85,000	85
Volkswagen Auto Loan Enhanced Trust, Series 2013-2, Class A4, 1.16%, 3/20/20	1,150,000	1,148
Volkswagen Auto Loan Enhanced Trust, Series 2014-1, Class A4, 1.45%, 9/21/20	425,000	425

The Accompanying Notes are an Integral Part of the Financial Statements.

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Short-Term Bond Portfolio

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.339%, 11/15/48	916,000	962
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM, 5.896%, 5/15/43	496,000	511
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class A1, 1.437%, 12/15/47	401,322	401
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1, 1.454%, 2/15/48	239,218	238
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1, 1.471%, 4/15/50	204,299	204
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1, 1.531%, 5/15/48	262,124	262

Structured Products (40.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Wells Fargo Commercial Mortgage Trust, Series 2015-C27, Class A1, 1.73%, 2/15/48	428,421	429
Wells Fargo Commercial Mortgage Trust, 3.02%, 7/15/58	530,000	546
Wells Fargo Mortgage Backed Securities Trust, Series 2004-EE, Class 2A2, 2.695%, 12/25/34	555,487	565
Wendys Funding LLC, Series 2015-1A, Class A2I, 3.371%, 6/15/45 144A	1,060,000	1,058
Wheels SPV 2 LLC, Series 2015-1A, Class A2, 1.270%, 4/22/24 144A	200,000	200
World Omni Auto Receivables Trust, Series 2015-A, Class A3, 1.34%, 5/15/20	150,000	150

Total Structured Products (Cost: $97,331)		97,483

	Short-Term Investments (0.5%)	Shares/ $ Par	Value $ (000’s)

	Commercial Paper (0.5%)

(b)	Enable Midstream Partners LP, 0.00%, 7/16/15 144A	1,205,000	1,205

	Total		1,205

	Total Short-Term Investments
	(Cost: $1,204)		1,205

	Total Investments (99.6%) (Cost: $237,686)(a)		238,091

	Other Assets, Less Liabilities (0.4%)		974

	Net Assets (100.0%)		239,065

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the value of these securities (in thousands) was $41,478 representing 17.4% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $237,686 and the net unrealized appreciation of investments based on that cost was $405 which is comprised of $909 aggregate gross unrealized appreciation and $504 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Five Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2015, $4,294)	36	9/15	$—	(m)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2015, $1,779)	14	9/15	13

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	JP Morgan Chase Bank, N.A.	MXN	1,175	8/15	$—	$(1)	$(1)
Sell	Barclays Capital Inc.	MXN	41,431	8/15	25	—	25

					$25	$(1)	$24

MXN — Mexican New Peso

(m)	Amount is less than one thousand

(n)	Security issued on a when-issued basis.

The Accompanying Notes are an Integral Part of the Financial Statements.

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The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$—	$25,569	$—
Municipal Bonds	—	2,186	—
Corporate Bonds	—	111,648	—
Structured Products	—	95,540	1,943
Short-Term Investments	—	1,205	—
Other Financial Instruments^
Futures	13	—	—
Forward Currency Contracts	—	25	—

Total Assets	$13	$236,148	$1,943

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(1)	—

Total Liabilities	$—	$(1)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

At the period ended June 30, 2015, there were transfers from Level 2 to Level 3 in the amount of $330 thousand. These transfers were the result of a reduction in the quantity of observable inputs for a security that is priced by a third party vendor utilizing a broker quote.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Sector Allocation 6/30/15

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance. A portion of the Portfolio’s assets may be invested in lower quality debt securities which may present a significant risk for loss of principal and interest. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may invest in derivative instruments to adjust the Portfolio’s duration and yield curve exposure, to hedge foreign currency exposure or for any other permissible purporse keeping with its investment objective. Use of these instruments may involve certain costs and imposes certain risks such as liquidity risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

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Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,000.79	$1.54
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.56

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Schedule of Investments

June 30, 2015 (unaudited)

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.4%)

Embraer Netherlands BV, 5.05%, 6/15/25	1,520,000	1,516
L-3 Communications Corp., 3.95%, 5/28/24	2,515,000	2,445
Litton Industries, Inc., 6.75%, 4/15/18	1,000,000	1,128
Northrop Grumman Corp., 3.25%, 8/1/23	3,545,000	3,473
Northrop Grumman Corp., 3.85%, 4/15/45	1,755,000	1,544

Total		10,106

Autos & Vehicle Parts (1.1%)

Daimler Finance North America LLC, 1.875%, 1/11/18 144A	2,695,000	2,701
Daimler Finance North America LLC, 2.375%, 8/1/18 144A	3,930,000	3,985
Ford Motor Credit Co. LLC, 3.664%, 9/8/24	1,945,000	1,919
General Motors Co., 3.50%, 10/2/18	3,690,000	3,810
General Motors Co., 5.00%, 4/1/35	1,610,000	1,580
General Motors Co., 5.20%, 4/1/45	975,000	966
General Motors Holdings LLC, 3.45%, 4/10/22	2,930,000	2,871
Hyundai Capital America, 2.00%, 3/19/18 144A	1,310,000	1,310
Hyundai Capital America, 2.60%, 3/19/20 144A	3,280,000	3,281
Johnson Controls, Inc., 4.95%, 7/2/64	770,000	732
Toyota Motor Credit Corp., 2.75%, 5/17/21	1,011,000	1,026
Toyota Motor Credit Corp., 3.30%, 1/12/22	2,900,000	3,003
Volkswagen Group of America Finance LLC, 2.40%, 5/22/20 144A	3,310,000	3,291

Total		30,475

Banking (4.9%)

American Express Credit Corp., 2.375%, 5/26/20	3,975,000	3,946
Bank of America Corp., 3.95%, 4/21/25	1,165,000	1,122
Bank of America Corp., 6.00%, 9/1/17	3,720,000	4,048
Barclays PLC, 3.65%, 3/16/25	2,560,000	2,421
BB&T Corp., 2.625%, 6/29/20	5,715,000	5,728
Citigroup, Inc., 1.55%, 8/14/17	5,280,000	5,271

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Citigroup, Inc., 1.70%, 7/25/16	3,720,000	3,745
Citigroup, Inc., 3.30%, 4/27/25	4,075,000	3,919
Citigroup, Inc., 4.40%, 6/10/25	3,210,000	3,198
Citigroup, Inc., 5.875%, 1/30/42	15,000	18
CME Group, Inc., 3.00%, 3/15/25	1,260,000	1,224
Cooperatieve Centrale Raiffessen-Boerenleenbank BA, 3.375%, 5/21/25	5,235,000	5,103
Credit Agricole SA, 4.375%, 3/17/25 144A	2,970,000	2,845
Credit Suisse Group Funding Guernsey, Ltd., 3.75%, 3/26/25 144A	1,515,000	1,458
Credit Suisse Group Funding Guernsey, Ltd., 4.875%, 5/15/45 144A	2,435,000	2,343
Discover Financial Services, 3.75%, 3/4/25	2,255,000	2,153
DNB Boligkreditt AS, 2.00%, 5/28/20 144A	6,195,000	6,137
The Goldman Sachs Group, Inc., 3.75%, 5/22/25	7,375,000	7,278
The Goldman Sachs Group, Inc., 5.15%, 5/22/45	2,840,000	2,740
The Goldman Sachs Group, Inc., 6.75%, 10/1/37	1,355,000	1,589
ING Bank NV, 5.80%, 9/25/23 144A	2,800,000	3,057
Intesa Sanpaolo SPA, 2.375%, 1/13/17	4,000,000	4,020
Intesa Sanpaolo SPA, 5.017%, 6/26/24 144A	1,575,000	1,530
JPMorgan Chase & Co., 2.25%, 1/23/20	2,990,000	2,938
JPMorgan Chase & Co., 2.75%, 6/23/20	6,291,000	6,298
JPMorgan Chase & Co., 4.85%, 2/1/44	1,960,000	2,025
JPMorgan Chase & Co., 4.95%, 6/1/45	3,245,000	3,154
KeyBank NA, 3.30%, 6/1/25	2,515,000	2,444
Lazard Group LLC, 3.75%, 2/13/25	4,670,000	4,444
Lazard Group LLC, 4.25%, 11/14/20	2,630,000	2,765
Lloyds Bank PLC, 3.50%, 5/14/25	3,190,000	3,132
Lloyds Banking Group PLC, 4.50%, 11/4/24	3,150,000	3,152

	Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

	Banking continued

	Morgan Stanley, 2.65%, 1/27/20	2,630,000	2,625
	Morgan Stanley, 2.80%, 6/16/20	5,650,000	5,656
	Morgan Stanley, 3.95%, 4/23/27	3,940,000	3,715
	Morgan Stanley, 4.30%, 1/27/45	1,035,000	967
	Morgan Stanley, 4.35%, 9/8/26	2,110,000	2,067
	Murray Street Investment Trust I, 4.647%, 3/9/17	5,805,000	6,098
	Royal Bank of Scotland Group PLC, 5.125%, 5/28/24	1,900,000	1,898
	Standard Chartered PLC, 3.20%, 4/17/25 144A	2,650,000	2,509
	Sumitomo Mitsui Banking Corp., 1.35%, 7/11/17	4,600,000	4,599
	Synchrony Financial, 2.70%, 2/3/20	3,445,000	3,403
	Synchrony Financial, 4.25%, 8/15/24	2,335,000	2,345
(d)	Washington Mutual Bank, 6.75%, 5/20/36	1,100,000	—
(d)	Washington Mutual Bank, 6.875%, 6/15/11	1,620,000	—

	Total		141,127

	Basic Materials (0.0%)

	International Paper Co., 5.15%, 5/15/46	1,185,000	1,138

	Total		1,138

	Chemicals (0.3%)

	Albemarle Corp., 5.45%, 12/1/44	2,120,000	2,122
	Eastman Chemical Co., 3.80%, 3/15/25	1,050,000	1,048
	Eastman Chemical Co., 4.65%, 10/15/44	1,335,000	1,265
	LYB International Finance BV, 4.875%, 3/15/44	1,285,000	1,248
	LyondellBasell Industries NV, 4.625%, 2/26/55	1,250,000	1,101
	The Mosaic Co., 5.45%, 11/15/33	945,000	1,006
	The Mosaic Co., 5.625%, 11/15/43	1,190,000	1,268

	Total		9,058

	Conglomerate & Diversified Manufacturing (0.1%)

	Siemens Financieringsmaatschappij NV, 2.15%, 5/27/20 144A	595,000	588

The Accompanying Notes are an Integral Part of the Financial Statements.

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Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Conglomerate & Diversified Manufacturing continued

Siemens Financieringsmaatschappij NV, 3.25%, 5/27/25 144A	1,515,000	1,486
Valmont Industries, Inc., 5.25%, 10/1/54	1,665,000	1,492
W.W. Grainger, Inc., 4.60%, 6/15/45	540,000	541

Total		4,107

Consumer Products & Retailing (1.1%)

Altria Group, Inc., 2.625%, 1/14/20	3,605,000	3,591
Altria Group, Inc., 4.50%, 5/2/43	1,940,000	1,797
BAT International Finance PLC, 2.75%, 6/15/20 144A	4,820,000	4,847
BAT International Finance PLC, 3.95%, 6/15/25 144A	4,130,000	4,167
Bed Bath & Beyond, Inc., 5.165%, 8/1/44	1,755,000	1,742
Coach, Inc., 4.25%, 4/1/25	2,060,000	1,979
LVMH Moet Hennessy Louis Vuitton SA, 1.625%, 6/29/17 144A	1,670,000	1,680
McDonald’s Corp., 2.20%, 5/26/20	1,925,000	1,904
McDonald’s Corp., 4.60%, 5/26/45	1,305,000	1,273
Reynolds American, Inc., 4.45%, 6/12/25	2,740,000	2,792
Reynolds American, Inc., 5.70%, 8/15/35	2,310,000	2,395
Walgreens Boot Alliance, Inc., 4.80%, 11/18/44	1,790,000	1,684
Yum! Brands, Inc., 5.35%, 11/1/43	1,515,000	1,455

Total		31,306

Electric Utilities (1.5%)

Alabama Power Co., 3.75%, 3/1/45	1,880,000	1,689
Alabama Power Co., 3.95%, 6/1/21	2,000,000	2,175
Ameren Illinois Co., 4.30%, 7/1/44	455,000	452
American Electric Power Co., Inc., 1.65%, 12/15/17	4,030,000	4,035
Appalachian Power Co., 4.45%, 6/1/45	2,295,000	2,202
Berkshire Hathaway Energy Co., 4.50%, 2/1/45	1,885,000	1,855
Commonwealth Edison Co., 3.70%, 3/1/45	640,000	575

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	1,210,000	1,178
Dayton Power & Light Co., 1.875%, 9/15/16	1,870,000	1,880
The Detroit Edison Co., 5.45%, 2/15/35	105,000	119
Dominion Resources, Inc., 4.70%, 12/1/44	1,940,000	1,897
Exelon Corp., 2.85%, 6/15/20	1,920,000	1,931
Exelon Corp., 3.95%, 6/15/25	1,920,000	1,931
Mississippi Power Co., 4.75%, 10/15/41	1,600,000	1,536
Niagara Mohawk Power Corp., 4.278%, 10/1/34 144A	1,985,000	1,981
Pacific Gas & Electric Co., 3.25%, 6/15/23	1,525,000	1,515
PacifiCorp, 3.60%, 4/1/24	3,570,000	3,686
Potomac Electric Power Co., 3.60%, 3/15/24	1,710,000	1,749
Potomac Electric Power Co., 4.15%, 3/15/43	1,665,000	1,606
Public Service Co. of Colorado, 4.30%, 3/15/44	1,010,000	1,018
Public Service Electric & Gas Co., 3.05%, 11/15/24	1,555,000	1,539
Puget Sound Energy, Inc., 4.30%, 5/20/45	1,045,000	1,039
Southern Electric Generating Co., 2.20%, 12/1/18 144A	1,715,000	1,740
Southwestern Electric Power Co., 3.55%, 2/15/22	1,300,000	1,340
Southwestern Electric Power Co., 3.90%, 4/1/45	1,665,000	1,449
Tampa Electric Co., 5.40%, 5/15/21	630,000	723
Virginia Electric & Power Co., 4.45%, 2/15/44	1,100,000	1,105

Total		43,945

Energy (0.8%)

Canadian Oil Sands, Ltd., 6.00%, 4/1/42 144A	1,845,000	1,659
ConocoPhillips Co., 2.875%, 11/15/21	1,955,000	1,972
Continental Resources, Inc., 4.50%, 4/15/23	875,000	844
Ensco PLC, 5.20%, 3/15/25	760,000	752
Kerr-McGee Corp., 6.95%, 7/1/24	5,210,000	6,281
Marathon Oil Corp., 3.85%, 6/1/25	2,305,000	2,259

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Marathon Oil Corp., 5.20%, 6/1/45	1,520,000	1,476
Newfield Exploration Co., 5.625%, 7/1/24	1,325,000	1,338
Rowan Cos., 5.40%, 12/1/42	1,610,000	1,312
Rowan Cos., 5.85%, 1/15/44	1,010,000	855
Talisman Energy, Inc., 3.75%, 2/1/21	2,015,000	1,995
Weatherford International, Ltd., 4.50%, 4/15/22	1,500,000	1,409
Weatherford International, Ltd., 5.95%, 4/15/42	1,880,000	1,589

Total		23,741

Finance (0.2%)

General Electric Capital Corp., 5.875%, 1/14/38	3,610,000	4,318

Total		4,318

Food & Beverage (1.1%)

Anheuser-Busch InBev Finance, Inc., 2.625%, 1/17/23	1,130,000	1,084
H.J. Heinz Co., 2.80%, 7/2/20 144A	4,635,000	4,639
H.J. Heinz Co., 3.95%, 7/15/25 144A	5,330,000	5,360
H.J. Heinz Co., 5.00%, 7/15/35 144A	210,000	212
H.J. Heinz Co., 5.20%, 7/15/45 144A	2,260,000	2,316
PepsiCo, Inc., 1.25%, 4/30/18	1,735,000	1,728
PepsiCo, Inc., 1.85%, 4/30/20	2,695,000	2,665
Pernod-Ricard SA, 5.75%, 4/7/21 144A	4,050,000	4,560
WM Wrigley Jr. Co., 2.00%, 10/20/17 144A	1,145,000	1,155
WM Wrigley Jr. Co., 2.40%, 10/21/18 144A	1,450,000	1,471
WM Wrigley Jr. Co., 2.90%, 10/21/19 144A	3,420,000	3,482
WM Wrigley Jr. Co., 3.375%, 10/21/20 144A	3,450,000	3,555

Total		32,227

Healthcare (0.2%)

Boston Scientific Corp., 3.375%, 5/15/22	1,300,000	1,273
Medtronic, Inc., 3.15%, 3/15/22 144A	2,445,000	2,456
Medtronic, Inc., 4.375%, 3/15/35 144A	1,515,000	1,503

Total		5,232

Insurance (0.6%)

AIA Group, Ltd., 3.20%, 3/11/25 144A	1,865,000	1,797

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio  81

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Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Insurance continued

American International Group, Inc., 4.375%, 1/15/55	1,225,000	1,091
American International Group, Inc., 4.50%, 7/16/44	1,395,000	1,327
Anthem, Inc., 3.50%, 8/15/24	1,520,000	1,460
Anthem, Inc., 3.70%, 8/15/21	75,000	77
Anthem, Inc., 4.35%, 8/15/20	35,000	38
Anthem, Inc., 5.10%, 1/15/44	1,160,000	1,134
Aon PLC, 4.75%, 5/15/45	1,370,000	1,320
Assurant, Inc., 2.50%, 3/15/18	3,255,000	3,303
Markel Corp., 4.90%, 7/1/22	20,000	21
MetLife, Inc., 1.903%, 12/15/17	1,650,000	1,657
MetLife, Inc., 3.00%, 3/1/25	1,250,000	1,196
Principal Financial Group, Inc., 3.40%, 5/15/25	1,695,000	1,656
Prudential Financial, Inc., 4.60%, 5/15/44	700,000	677

Total		16,754

Media (1.0%)

British Sky Broadcasting Group PLC, 3.75%, 9/16/24 144A	3,240,000	3,163
Comcast Corp., 4.40%, 8/15/35	1,305,000	1,296
Cox Enterprise, Inc., 4.80%, 2/1/35 144A	1,180,000	1,089
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22	1,190,000	1,197
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.95%, 1/15/25	4,120,000	4,039
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	3,055,000	3,126
Grupo Televisa SAB, 5.00%, 5/13/45	1,090,000	1,040
Scripps Networks Interactive, Inc., 2.80%, 6/15/20	1,940,000	1,911
Scripps Networks Interactive, Inc., 3.50%, 6/15/22	1,360,000	1,338
Scripps Networks Interactive, Inc., 3.90%, 11/15/24	2,385,000	2,344

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Media continued

Scripps Networks Interactive, Inc., 3.95%, 6/15/25	2,300,000	2,259
Thomson Reuters Corp., 3.85%, 9/29/24	1,515,000	1,505
Time Warner Cable, Inc., 6.55%, 5/1/37	820,000	854
Viacom, Inc., 4.85%, 12/15/34	3,695,000	3,417
Viacom, Inc., 5.25%, 4/1/44	1,160,000	1,088

Total		29,666

Metals & Mining (0.2%)

Barrick Gold Corp., 4.10%, 5/1/23	1,355,000	1,320
Rio Tinto Finance USA, Ltd., 3.75%, 6/15/25	2,830,000	2,791
Teck Resources, Ltd., 3.75%, 2/1/23	1,150,000	989
Vale Overseas, Ltd., 8.25%, 1/17/34	795,000	884

Total		5,984

Oil & Gas (1.0%)

Chevron Corp., 1.365%, 3/2/18	4,820,000	4,818
Chevron Corp., 2.411%, 3/3/22	4,095,000	3,982
Exxon Mobil Corp., 1.305%, 3/6/18	3,510,000	3,507
Exxon Mobil Corp., 1.912%, 3/6/20	4,135,000	4,110
Exxon Mobil Corp., 2.709%, 3/6/25	4,090,000	3,972
Marathon Petroleum Corp., 5.00%, 9/15/54	690,000	625
Phillips 66, 4.875%, 11/15/44	455,000	435
Shell International Finance BV, 2.125%, 5/11/20	2,250,000	2,245
Shell International Finance BV, 4.125%, 5/11/35	1,360,000	1,331
Shell International Finance BV, 4.375%, 5/11/45	495,000	489
Valero Energy Corp., 4.90%, 3/15/45	2,120,000	1,987

Total		27,501

Pharmaceuticals (1.5%)

AbbVie, Inc., 1.80%, 5/14/18	3,975,000	3,963
AbbVie, Inc., 2.50%, 5/14/20	6,530,000	6,463
AbbVie, Inc., 3.60%, 5/14/25	3,210,000	3,173
Actavis Funding SCS, 2.35%, 3/12/18	2,285,000	2,297
Actavis Funding SCS, 3.00%, 3/12/20	2,935,000	2,942

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued

Actavis Funding SCS, 3.80%, 3/15/25	1,160,000	1,139
Actavis Funding SCS, 4.75%, 3/15/45	2,390,000	2,275
Amgen, Inc., 2.125%, 5/1/20	913,000	894
Amgen, Inc., 2.20%, 5/22/19	2,445,000	2,438
Amgen, Inc., 2.70%, 5/1/22	1,925,000	1,861
Amgen, Inc., 4.40%, 5/1/45	2,090,000	1,926
Baxalta, Inc., 2.875%, 6/23/20 144A	2,355,000	2,352
Baxalta, Inc., 3.60%, 6/23/22 144A	1,175,000	1,174
Baxalta, Inc., 4.00%, 6/23/25 144A	2,350,000	2,333
Baxalta, Inc., 5.25%, 6/23/45 144A	645,000	648
Celgene Corp., 5.25%, 8/15/43	1,955,000	2,036
Mylan, Inc., 5.40%, 11/29/43	1,285,000	1,314
Perrigo Finance PLC, 3.90%, 12/15/24	2,970,000	2,933

Total		42,161

Pipelines (1.2%)

CenterPoint Energy Resources Corp., 6.125%, 11/1/17	270,000	299
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24	2,355,000	2,324
Energy Transfer Partners LP, 2.50%, 6/15/18	2,535,000	2,539
Energy Transfer Partners LP, 4.05%, 3/15/25	2,365,000	2,230
Energy Transfer Partners LP, 4.15%, 10/1/20	1,270,000	1,305
Energy Transfer Partners LP, 4.75%, 1/15/26	3,810,000	3,771
Energy Transfer Partners LP, 5.15%, 3/15/45	65,000	58
Energy Transfer Partners LP, 6.125%, 12/15/45	1,810,000	1,813
EnLink Midstream Partners LP, 5.05%, 4/1/45	3,070,000	2,784
Enterprise Products Operating LLC, 3.70%, 2/15/46	2,550,000	2,469
Enterprise Products Operating LLC, 3.75%, 2/15/25	1,955,000	1,916
Enterprise Products Operating LLC, 4.85%, 3/15/44	970,000	912
Enterprise Products Operating LLC, 4.90%, 5/15/46	390,000	367

The Accompanying Notes are an Integral Part of the Financial Statements.

82  Select Bond Portfolio

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Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

Kinder Morgan, Inc., 5.30%, 12/1/34	890,000	827
Kinder Morgan, Inc., 5.55%, 6/1/45	1,590,000	1,470
MPLX LP, 4.00%, 2/15/25	350,000	342
Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45	1,950,000	1,780
TransCanada Trust, 5.625%, 5/20/75	1,515,000	1,528
Western Gas Partners LP, 3.95%, 6/1/25	2,450,000	2,356
Williams Partners LP, 4.00%, 9/15/25	2,355,000	2,206

Total		33,296

Real Estate Investment Trusts (0.7%)

DDR Corp., 3.375%, 5/15/23	3,195,000	3,061
DDR Corp., 4.625%, 7/15/22	3,902,000	4,097
Federal Realty Investment Trust, 2.75%, 6/1/23	2,500,000	2,388
HCP, Inc., 4.00%, 6/1/25	1,305,000	1,277
Healthcare Trust of America Holdings LP, 3.70%, 4/15/23	1,511,000	1,459
Mid-America Apartments LP, 4.30%, 10/15/23	2,505,000	2,596
Mid-American Apartments LP, 3.75%, 6/15/24	2,905,000	2,870
Tanger Properties LP, 3.75%, 12/1/24	1,455,000	1,438
Tanger Properties LP, 3.875%, 12/1/23	1,680,000	1,697

Total		20,883

Services (0.2%)

Alibaba Group Holding, Ltd., 3.60%, 11/28/24 144A	2,795,000	2,695
Amazon.com, Inc., 4.95%, 12/5/44	3,575,000	3,484

Total		6,179

Technology (0.8%)

Apple, Inc., 2.70%, 5/13/22	6,700,000	6,632
Apple, Inc., 4.375%, 5/13/45	1,455,000	1,434
Baidu, Inc., 4.125%, 6/30/25	1,080,000	1,075
Cisco Systems, Inc., 3.00%, 6/15/22	2,535,000	2,547
Oracle Corp., 2.50%, 5/15/22	3,205,000	3,112
Oracle Corp., 2.95%, 5/15/25	2,090,000	2,011
Oracle Corp., 3.90%, 5/15/35	725,000	674

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Technology continued

Oracle Corp., 4.125%, 5/15/45	1,285,000	1,192
Oracle Corp., 4.375%, 5/15/55	515,000	479
Tencent Holdings, Ltd., 3.80%, 2/11/25 144A	2,145,000	2,081
Verisk Analytics, Inc., 4.00%, 6/15/25	1,280,000	1,254
Verisk Analytics, Inc., 5.50%, 6/15/45	455,000	447

Total		22,938

Telecommunications (1.8%)

America Movil SAB de CV, 3.125%, 7/16/22	4,295,000	4,238
America Movil SAB de CV, 5.00%, 3/30/20	1,330,000	1,472
American Tower Corp., 2.80%, 6/1/20	1,605,000	1,583
American Tower Corp., 3.45%, 9/15/21	3,175,000	3,160
American Tower Corp., 3.50%, 1/31/23	3,115,000	2,992
American Tower Corp., 4.00%, 6/1/25	1,755,000	1,715
AT&T, Inc., 3.00%, 6/30/22	5,265,000	5,084
AT&T, Inc., 3.40%, 5/15/25	4,845,000	4,621
AT&T, Inc., 4.30%, 12/15/42	725,000	621
AT&T, Inc., 4.35%, 6/15/45	455,000	388
AT&T, Inc., 4.50%, 5/15/35	1,760,000	1,618
AT&T, Inc., 4.75%, 5/15/46	1,665,000	1,515
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 144A	1,645,000	1,742
Bharti Airtel, Ltd., 4.375%, 6/10/25 144A	1,745,000	1,719
Verizon Communications, Inc., 2.50%, 9/15/16	3,235,000	3,287
Verizon Communications, Inc., 4.272%, 1/15/36 144A	1,878,000	1,694
Verizon Communications, Inc., 4.40%, 11/1/34	3,634,000	3,364
Verizon Communications, Inc., 4.862%, 8/21/46	9,885,000	9,252

Total		50,065

Transportation (0.5%)

ERAC USA Finance LLC, 4.50%, 2/15/45 144A	850,000	781
ERAC USA Finance LLC, 5.625%, 3/15/42 144A	2,665,000	2,856
FedEx Corp., 4.10%, 2/1/45	1,875,000	1,684

Corporate Bonds (21.2%)	Shares/ $ Par	Value $ (000’s)

Transportation continued

Penske Truck Leasing Co. LP/PTL Finance Corp., 2.50%, 6/15/19 144A	4,090,000	4,051
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.05%, 1/9/20 144A	1,560,000	1,567
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.375%, 2/1/22 144A	3,395,000	3,291

Total		14,230

Total Corporate Bonds (Cost: $621,626)		606,437

Governments (32.3%)

Foreign Agencies (0.8%)

Comision Federal de Electricidad, 6.125%, 6/16/45 144A	1,610,000	1,630
Ecopetrol SA, 5.375%, 6/26/26	2,780,000	2,752
Ecopetrol SA, 5.875%, 5/28/45	1,435,000	1,266
Ecopetrol SA, 7.375%, 9/18/43	1,365,000	1,431
Japan Bank for International Cooperation, 1.75%, 5/28/20	4,565,000	4,526
Petrobras Global Finance BV, 4.875%, 3/17/20	3,050,000	2,900
Petrobras Global Finance BV, 6.25%, 3/17/24	960,000	927
Petrobras Global Finance BV, 7.25%, 3/17/44	605,000	562
Petroleos Mexicanos, 4.50%, 1/23/26 144A	1,335,000	1,305
Petroleos Mexicanos, 5.625%, 1/23/46 144A	2,150,000	2,007
Statoil ASA, 2.90%, 11/8/20	3,000,000	3,074

Total		22,380

Governments (29.9%)

Israel Government AID Bond, 5.50%, 4/26/24	11,750,000	14,332
US Treasury, 0.375%, 10/31/16	129,059,000	128,978
US Treasury, 0.50%, 3/31/17	4,956,000	4,951
US Treasury, 0.625%, 12/15/16	13,096,000	13,123
US Treasury, 0.625%, 2/15/17	73,022,000	73,119
US Treasury, 0.625%, 5/31/17	56,775,000	56,766
US Treasury, 0.625%, 9/30/17	13,950,000	13,909
US Treasury, 0.875%, 1/31/17	55,778,000	56,087

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio  83

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Governments (32.3%)	Shares/ $ Par	Value $ (000’s)

Governments continued

US Treasury, 0.875%, 8/15/17	47,670,000	47,841
US Treasury, 1.00%, 5/15/18	20,703,000	20,726
US Treasury, 1.125%, 6/15/18	10,409,000	10,448
US Treasury, 1.375%, 3/31/20	4,489,000	4,445
US Treasury, 1.375%, 4/30/20	37,918,000	37,503
US Treasury, 1.50%, 5/31/19	12,714,000	12,785
US Treasury, 1.50%, 10/31/19	108,299,000	108,358
US Treasury, 1.50%, 5/31/20	4,496,000	4,471
US Treasury, 1.625%, 6/30/20	32,797,000	32,794
US Treasury, 1.75%, 9/30/19	94,626,000	95,764
US Treasury, 1.875%, 5/31/22	5,803,000	5,739
US Treasury, 2.125%, 6/30/22	2,533,000	2,544
US Treasury, 2.125%, 5/15/25	3,934,000	3,863
US Treasury, 2.50%, 2/15/45	24,618,000	21,666
US Treasury, 2.625%, 8/15/20	11,388,000	11,908
US Treasury, 3.00%, 11/15/44	4,819,000	4,714
US Treasury, 3.00%, 5/15/45	11,945,000	11,706
US Treasury, 3.125%, 2/15/43	3,959,000	3,965
US Treasury, 3.375%, 5/15/44	29,992,000	31,503
US Treasury Stripped, 0.00%, 5/15/34	41,400,000	22,985

Total		856,993

Yankee Sovereign (1.6%)

Federative Republic of Brazil, 5.00%, 1/27/45	1,090,000	943
Jordan Government International Bond, 2.578%, 6/30/22	4,625,000	4,648
Jordan Government International Bond, 3.00%, 6/30/25	4,072,000	4,082
Mexico Government International Bond, 3.60%, 1/30/25	1,930,000	1,903
Republic of Columbia, 5.00%, 6/15/45	565,000	523
Republic of Indonesia, 4.125%, 1/15/25 144A	2,175,000	2,134
Republic of Paraguay, 4.625%, 1/25/23 144A	2,690,000	2,717

Governments (32.3%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign continued

Republic of Paraguay, 6.10%, 8/11/44 144A	2,000,000	2,030
Slovakia Government International Bond, 4.375%, 5/21/22 144A	7,300,000	7,959
Slovenia Government International Bond, 5.25%, 2/18/24 144A	5,550,000	6,050
Slovenia Government International Bond, 5.50%, 10/26/22 144A	3,500,000	3,881
Slovenia Government International Bond, 5.85%, 5/10/23 144A	1,500,000	1,697
United Mexican States, 5.75%, 10/12/10	5,944,000	5,840

Total		44,407

Total Governments (Cost: $922,751)		923,780

Municipal Bonds (1.7%)

Municipal Bonds (1.7%)

Board of Regents of the University of Texas System, Series 2009B, 6.276%, 8/15/41 RB	910,000	1,023
County of Clark Department of Aviation, , 6.82%, 7/1/45 RB	4,155,000	5,688
Dormitory Authority of the State of New York, Series 2010H, 5.389%, 3/15/40 RB	505,000	596
Energy Northwest Washington Electric, Series E, 2.197%, 7/1/19 RB	2,680,000	2,686
Los Angeles Community College District, Series 2010-E, 6.75%, 8/1/49 GO	2,800,000	3,979
Louisiana Public Facilities Authority, Series 2008, 6.55%, 8/1/20 RB	4,800,000	5,303
Montana Facility Finance Authority, Series 2010A, 4.75%, 5/20/37 RB, GNMA, FHA	3,830,000	4,058
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	3,715,000	5,028
North Texas Tollway Authority, Series 2009-B, 6.718%, 1/1/49 RB	3,320,000	4,578
Ohio State University, 4.80%, 6/1/11 RB	1,140,000	1,085
Port Authority of New York & New Jersey, 4.458%, 10/1/62 RB	3,810,000	3,749

Municipal Bonds (1.7%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Province of Ontario, 1.875%, 5/21/20 GO	4,000,000	3,987
State of California, Series A, 4.988%, 4/1/39 GO	2,280,000	2,357
State of California, Series 2010, 7.60%, 11/1/40 GO	2,545,000	3,719

Total Municipal Bonds (Cost: $48,647)		47,836

Structured Products (53.6%)

Structured Products (53.6%)

Ally Auto Receivables Trust, Series 2013-1, Class A3, 0.63%, 5/15/17	2,534,000	2,534
Ally Auto Receivables Trust, Series 2014-2, Class A4, 1.84%, 1/15/20	500,000	504
Ally Auto Receivables Trust, Series 2012-2, Class C, 2.26%, 7/16/18 144A	990,000	992
Ally Master Owner Trust, Series 2014-5, Class A1, 0.676%, 10/15/19	18,542,000	18,581
Ally Master Owner Trust, Series 2015-2, Class A1, 0.755%, 1/15/21	5,191,000	5,197
Ally Master Owner Trust, Series 2014-4, Class A2, 1.43%, 6/17/19	1,247,000	1,250
Ally Master Owner Trust, Series 2012-5, Class A, 1.54%, 9/15/19	10,470,000	10,498
American Express Credit Account Master Trust, Series 2012-1, Class A, 0.456%, 1/15/20	10,000,000	10,002
American Express Credit Account Master Trust, Series 2014-1, Class A, 0.556%, 12/15/20	3,313,000	3,309
Asset Securitization Corp., Series 1997-D5, Class PS1, 1.576%, 2/14/43 IO	4,822,403	69
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class A, 1.92%, 9/20/19 144A	3,759,000	3,747
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, 3/20/19 144A	5,393,000	5,430
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.933%, 7/10/45	754,360	754

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Bank of The West Auto Trust, Series 2014-1, Class A3, 1.09%, 3/15/19 144A	2,384,000	2,386
California Republic Auto Receivables Trust, Series 2015-2, Class A3, 1.31%, 8/15/19	6,079,000	6,077
California Republic Auto Receivables Trust, Series 2015-1, Class A3, 1.33%, 4/15/19	4,057,000	4,068
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82%, 9/15/20	2,888,000	2,900
Capital Auto Receivables Asset Trust, Series 2013-4, Class A2, 0.85%, 2/21/17	656,779	657
Capital Auto Receivables Asset Trust, Series 2014-1, Class A, 0.96%, 4/20/17	3,675,000	3,675
Capital Auto Receivables Asset Trust, Series 2013-1, Class A4, 0.97%, 1/22/18	17,250,000	17,263
Capital Auto Receivables Asset Trust, Series 2013-4, Class A3, 1.09%, 3/20/18	4,384,000	4,389
Capital Auto Receivables Asset Trust, Series 2014-3, Class A2, 1.18%, 12/20/17	9,740,000	9,753
Capital Auto Receivables Asset Trust, Series 2014-1, Class A3, 1.32%, 6/20/18	9,528,000	9,555
Capital Auto Receivables Asset Trust, Series 2015-2, Class A2, 1.39%, 9/20/18	2,334,000	2,334
Capital Auto Receivables Asset Trust, Series 2015-1, Class A3, 1.61%, 6/20/19	11,197,000	11,202
Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.73%, 9/20/19	3,384,000	3,387
Capital Auto Receivables Asset Trust, Series 2015-1, Class A4, 1.86%, 10/21/19	5,656,000	5,658
Capital Auto Receivables Asset Trust, Series 2015-2, Class A4, 1.97%, 1/21/20	5,017,000	5,015

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Capital Auto Receivables Asset Trust, Series 2014-1, Class A4, 1.69%, 10/22/18	3,432,000	3,438
Capital One Multi-Asset Execution Trust, Series 2007-A1, Class A1, 0.236%, 11/15/19	2,483,000	2,474
Capital One Multi-Asset Execution Trust, Series 2014-A2, Class A2, 1.26%, 1/15/20	1,530,000	1,535
CFCRE Commercial Mortgage Trust, Series 2011-C1, 4.961%, 4/15/44 144A	5,592,000	6,199
Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 0.615%, 9/10/20	1,219,000	1,221
Citibank Credit Card Issuance Trust, Series 2013-A6, Class A6, 1.32%, 9/7/18	5,082,000	5,108
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1.337%, 1/23/20	989,000	1,010
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15%, 7/15/21	19,723,000	19,936
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/46	475,000	508
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class AS, 4.199%, 6/10/45	1,407,000	1,449
Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	301,629	305
Commercial Mortgage Pass Through Certificates, Series 2010-C1, Class A3, 4.205%, 7/10/46 144A	3,672,000	3,977
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/48	2,467,000	2,529
Commercial Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/47	2,253,000	2,348
Commercial Mortgage Trust, Series 2014-UBS5, Class A4, 3.838%, 9/10/47	1,394,000	1,449

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR1, Class A2, 2.35%, 5/15/45	2,751,999	2,804
Commercial Mortgage Trust Pass-Through Certificates, Series 2012-CR4, Class A2, 1.801%, 10/15/45	955,000	960
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS4, Class A5, 3.694%, 8/10/47	5,300,000	5,444
Commercial Mortgage Trust Pass-Through Certificates, Series 2014-UBS6, Class AM, 4.048%, 12/10/47	3,817,000	3,946
Commerical Mortgage Trust, Series 2013-CR10, Class A2, 2.972%, 8/10/46	1,137,000	1,176
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR4, Class A6, 2.50%, 7/25/43 144A	6,617,853	6,505
Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40 144A	1,995,149	2,049
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class ASB, 3.224%, 6/15/57	2,256,000	2,304
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class AS, 3.849%, 6/15/57	2,721,000	2,758
DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44 144A	5,616,000	6,162
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002%, 11/10/46 144A	9,675,000	10,797
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/22	4,386,000	4,354
DLJ Commercial Mortgage Corp., Series 1998-CF1, Class S, 1.592%, 2/15/31 IO	6,466,304	52
DLJ Mortgage Acceptance Corp., Series 1997-CF2, Class S, 0.688%, 10/15/30 IO 144A	46,482	—	(m)

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued

	Federal Home Loan Bank, 0.50%, 9/28/16	3,440,000	3,441
	Federal Home Loan Mortgage Association, 2.746%, 6/1/45	2,009,000	2,054
	Federal Home Loan Mortgage Corp., 1.437%, 1/25/25	5,324,602	5,319
	Federal Home Loan Mortgage Corp., 2.50%, 6/15/45	9,208,000	9,417
(n)	Federal Home Loan Mortgage Corp., 2.60%, 7/1/45	2,508,000	2,559
	Federal Home Loan Mortgage Corp., 2.738%, 8/1/44	1,939,785	1,992
	Federal Home Loan Mortgage Corp., 2.75%, 5/1/45	2,253,998	2,308
	Federal Home Loan Mortgage Corp., 2.834%, 7/1/45	3,331,000	3,419
(n)	Federal Home Loan Mortgage Corp., 2.85%, 7/1/45	2,596,000	2,661
	Federal Home Loan Mortgage Corp., 2.896%, 8/1/44	4,587,950	4,735
	Federal Home Loan Mortgage Corp., Series 271, Class 30, 3.00%, 8/15/42	1,147,013	1,138
	Federal Home Loan Mortgage Corp., 3.00%, 1/15/43	10,744,141	10,733
	Federal Home Loan Mortgage Corp., 3.00%, 7/15/43	18,852,444	18,783
	Federal Home Loan Mortgage Corp., 3.00%, 2/1/45	18,313,338	18,272
	Federal Home Loan Mortgage Corp., 3.50%, 12/1/28	587,140	623
	Federal Home Loan Mortgage Corp., 3.50%, 11/1/29	6,636,120	7,028
	Federal Home Loan Mortgage Corp., 3.50%, 1/1/30	390,853	414
	Federal Home Loan Mortgage Corp., 3.50%, 4/1/30	9,428,933	10,010
	Federal Home Loan Mortgage Corp., 3.50%, 8/1/34	4,228,776	4,419
	Federal Home Loan Mortgage Corp., 3.50%, 10/1/34	576,870	603

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal Home Loan Mortgage Corp., 3.50%, 11/1/34	553,738	579
Federal Home Loan Mortgage Corp., 3.50%, 1/1/35	595,393	622
Federal Home Loan Mortgage Corp., Series 4227, Class AB, 3.50%, 10/15/37	5,660,507	5,970
Federal Home Loan Mortgage Corp., 4.00%, 10/1/29	13,873,394	14,791
Federal Home Loan Mortgage Corp., 4.00%, 8/1/31	547,725	585
Federal Home Loan Mortgage Corp., 4.00%, 9/15/40	5,670,301	6,074
Federal Home Loan Mortgage Corp., 4.00%, 4/15/41	7,045,438	7,631
Federal Home Loan Mortgage Corp., 4.00%, 11/1/43	527,509	563
Federal Home Loan Mortgage Corp., 4.00%, 6/1/45	406,545	435
Federal Home Loan Mortgage Corp., 4.50%, 5/1/19	500,330	523
Federal Home Loan Mortgage Corp., 4.50%, 8/1/20	14,253,635	14,845
Federal Home Loan Mortgage Corp., 4.50%, 8/1/26	1,646,687	1,767
Federal Home Loan Mortgage Corp., 4.50%, 5/1/45	234,704	258
Federal Home Loan Mortgage Corp., 4.50%, 6/1/45	672,256	741
Federal Home Loan Mortgage Corp., 5.00%, 11/1/35	4,589,037	5,111
Federal Home Loan Mortgage Corp., 5.00%, 7/1/44	3,083,273	3,489
Federal Home Loan Mortgage Corp., Series 2439, Class LH, 6.00%, 4/15/32	905,794	1,032
Federal Home Loan Mortgage Corp., 7.00%, 12/1/35	106,236	124
Federal Home Loan Mortgage Corp., TBA, 3.50%, 6/15/16	9,300,000	9,567
Federal Home Loan Mortgage Corp., TBA, 3.50%, 8/1/42	24,400,000	25,036

	Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued

	Federal National Mortgage Association, 0.00%, 10/9/19	7,000,000	6,393
	Federal National Mortgage Association, 2.581%, 3/1/45	1,029,575	1,050
	Federal National Mortgage Association, 2.735%, 1/1/45	4,803,556	4,931
	Federal National Mortgage Association, 2.754%, 2/1/45	3,375,825	3,468
	Federal National Mortgage Association, 2.83%, 5/1/43	1,354,061	1,398
	Federal National Mortgage Association, 3.00%, 3/1/33	4,608,441	4,679
	Federal National Mortgage Association, Series 2014-49, Class LC, 3.00%, 7/25/54	4,639,842	4,778
	Federal National Mortgage Association, 3.50%, 12/1/29	2,921,942	3,098
	Federal National Mortgage Association, 3.50%, 1/1/30	5,927,897	6,294
	Federal National Mortgage Association, 3.50%, 2/1/30	4,235,294	4,503
	Federal National Mortgage Association, 3.50%, 4/1/30	3,920,221	4,175
	Federal National Mortgage Association, 3.50%, 6/1/42	2,877,273	2,970
	Federal National Mortgage Association, 3.50%, 7/1/42	10,786,188	11,132
	Federal National Mortgage Association, 3.50%, 8/1/42	3,840,232	3,963
	Federal National Mortgage Association, 3.50%, 10/1/42	1,770,790	1,828
	Federal National Mortgage Association, 3.50%, 11/1/43	4,167,245	4,301
	Federal National Mortgage Association, 3.50%, 3/1/44	10,385,154	10,719
	Federal National Mortgage Association, 3.50%, 6/1/45	15,105,287	15,610
(n)	Federal National Mortgage Association, 4.00%, 7/1/35	264,000	283
	Federal National Mortgage Association, 4.00%, 3/1/29	9,008,019	9,586

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products continued

Federal National Mortgage Association, 4.00%, 11/1/29	13,372,608	14,261
Federal National Mortgage Association, 4.00%, 8/1/33	6,086,231	6,524
Federal National Mortgage Association, 4.00%, 5/1/34	29,059,439	31,314
Federal National Mortgage Association, 4.00%, 9/1/34	22,631,288	24,401
Federal National Mortgage Association, 4.00%, 6/1/35	317,442	342
Federal National Mortgage Association, 4.00%, 7/1/35	716,000	767
Federal National Mortgage Association, 4.00%, 5/25/37	1,107,615	1,189
Federal National Mortgage Association, Series 2013-91, Class CA, 4.00%, 4/25/39	20,771,838	22,218
Federal National Mortgage Association, Series 2013-133, Class AB, 4.00%, 6/25/39	20,891,001	22,360
Federal National Mortgage Association, 4.00%, 1/25/40	1,522,673	1,641
Federal National Mortgage Association, 4.00%, 7/1/42	15,611,039	16,656
Federal National Mortgage Association, 4.00%, 11/1/42	233,100	249
Federal National Mortgage Association, 4.00%, 4/1/43	102,559	109
Federal National Mortgage Association, 4.00%, 2/1/44	158,485	169
Federal National Mortgage Association, 4.00%, 3/1/44	1,162,218	1,242
Federal National Mortgage Association, 4.00%, 4/1/44	1,779,267	1,902
Federal National Mortgage Association, 4.00%, 5/1/44	195,256	209
Federal National Mortgage Association, 4.00%, 6/1/44	168,344	180
Federal National Mortgage Association, 4.00%, 11/1/44	3,071,700	3,284
Federal National Mortgage Association, 4.00%, 12/1/44	4,975,580	5,319

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 4.00%, 1/1/45	279,715	299
Federal National Mortgage Association, 4.00%, 2/1/45	974,963	1,042
Federal National Mortgage Association, 4.00%, 3/1/45	3,073,457	3,285
Federal National Mortgage Association, 4.00%, 4/1/45	3,752,457	4,011
Federal National Mortgage Association, 4.00%, 5/1/45	4,863,318	5,199
Federal National Mortgage Association, 4.00%, 6/1/45	2,122,076	2,269
Federal National Mortgage Association, 4.365%, 4/1/40	2,341,505	2,483
Federal National Mortgage Association, 4.50%, 6/1/19	2,723,063	2,851
Federal National Mortgage Association, 4.50%, 12/1/19	281,909	294
Federal National Mortgage Association, 4.50%, 2/1/44	19,740,704	21,744
Federal National Mortgage Association, 4.50%, 3/1/44	2,350,321	2,584
Federal National Mortgage Association, 4.50%, 4/1/44	8,288,442	9,134
Federal National Mortgage Association, 4.50%, 6/1/44	2,756,736	3,038
Federal National Mortgage Association, 4.50%, 3/1/45	2,031,199	2,239
Federal National Mortgage Association, 5.00%, 7/1/41	2,972,682	3,362
Federal National Mortgage Association, 5.00%, 7/1/44	22,860,453	25,852
Federal National Mortgage Association, 5.50%, 11/1/35	4,895,737	5,556
Federal National Mortgage Association, 5.50%, 8/1/41	1,053,946	1,209
Federal National Mortgage Association, Series 2002-W4, Class A4, 6.25%, 5/25/42	5,106,771	5,647
Federal National Mortgage Association, 6.50%, 7/1/37	2,943,351	3,380

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Federal National Mortgage Association, 6.50%, 9/1/37	1,059,069	1,216
Federal National Mortgage Association, 6.75%, 4/25/18	48,621	50
Federal National Mortgage Association Strip, Series 411, Class A3, 3.00%, 8/25/42	25,954,230	25,970
Federal National Mortgage Association TBA, 3.00%, 7/1/27	1,500,000	1,554
Federal National Mortgage Association TBA, 3.00%, 7/1/44	7,800,000	7,771
Federal National Mortgage Association TBA, 3.50%, 8/1/41	70,300,000	72,261
Federal National Mortgage Association TBA, 3.50%, 9/1/41	26,300,000	26,956
Federal National Mortgage Association TBA, 3.50%, 7/1/42	55,300,000	56,989
Ford Credit Auto Owner Trust, Series 2013-B, Class A3, 0.57%, 10/15/17	2,416,719	2,416
Ford Credit Auto Owner Trust, Series 13-D, Class A3, 0.67%, 4/15/18	1,924,782	1,923
Ford Credit Auto Owner Trust, Series 2014-A, Class A3, 0.79%, 5/15/18	4,150,000	4,149
Ford Credit Auto Owner Trust, Series 2014-B, Class A3, 0.90%, 10/15/18	3,366,000	3,365
Ford Credit Auto Owner Trust, Series 2013-D, Class A4, 1.11%, 2/15/19	3,500,000	3,497
Ford Credit Auto Owner Trust, Series 2014-A, Class A4, 1.29%, 4/15/19	5,075,000	5,085
Ford Credit Auto Owner Trust, Series 2015-A, Class A4, 1.64%, 6/15/20	1,512,000	1,517
Ford Credit Auto Owner Trust, Series 2014-1, Class A, 2.26%, 11/15/25 144A	6,747,000	6,830
Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A2, 0.585%, 2/15/19	1,473,000	1,473

The Accompanying Notes are an Integral Part of the Financial Statements.

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	Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued

	Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A2, 0.585%, 1/15/20	1,876,000	1,874
	Ford Credit Floorplan Master Owner Trust, Series 2013-5, Class A2, 0.656%, 9/15/18	3,411,000	3,416
	Ford Credit Floorplan Master Owner Trust, Series 2014-2, Class A, 0.674%, 2/15/21	4,876,000	4,873
	Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A2, 0.756%, 1/15/22	9,016,000	9,004
	Ford Credit Floorplan Master Owner Trust, Series 2014-1, Class A1, 1.20%, 2/15/19	3,299,000	3,299
	GCCFC Commercial Mortgage Trust, Series 2005-GG5, Class A5, 5.224%, 4/10/37	1,811,132	1,813
	Goldman Sachs Mortgage Securities Corp. II, Series 2009-RR1, Class CSA, 5.286%, 12/17/39 144A	1,103,622	1,134
(n)	Government National Mortgage Association, 2.51%, 8/1/45	1,150,000	1,173
	Government National Mortgage Association, 4.00%, 4/20/45	1,235,565	1,335
	Government National Mortgage Association, 4.00%, 5/20/45	463,813	499
	Government National Mortgage Association, 4.50%, 9/20/41	358,324	392
	Government National Mortgage Association, 4.50%, 11/20/41	240,403	265
	Government National Mortgage Association, 4.50%, 3/20/45	298,584	328
	Government National Mortgage Association, 4.50%, 4/15/45	148,623	165
	Government National Mortgage Association, 4.50%, 4/20/45	2,332,193	2,571
	Government National Mortgage Association, 4.50%, 5/20/45	2,437,743	2,676
	Government National Mortgage Association, 4.50%, 6/20/45	1,248,000	1,376
	Government National Mortgage Association, 5.00%, 12/20/44	3,849,308	4,311

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

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Government National Mortgage Association TBA, 3.00%, 7/1/45	7,700,000	7,773
Government National Mortgage Association TBA, 3.50%, 8/1/45	61,400,000	63,559
Government National Mortgage Association TBA, 4.00%, 7/1/45	27,100,000	28,719
Government National Mortgage Association TBA, 4.00%, 8/1/45	11,200,000	11,853
Government National Mortgage Association TBA, 4.50%, 8/1/45	10,500,000	11,306
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1, 1.144%, 5/10/45	666,834	668
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3, 3.119%, 5/10/50	2,625,000	2,583
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AAB, 3.12%, 5/10/50	2,060,000	2,078
GS Mortgage Securities Corp. II, Series 2012-GC3, Class A2, 3.645%, 3/10/44	2,280,436	2,299
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, 3.777%, 5/10/50	2,540,000	2,543
GS Mortgage Securities Trust, Series 2013-GC16, Class A1, 1.264%, 11/10/46	648,665	648
GS Mortgage Securities Trust, Series 2012-GC6, Class A1, 1.282%, 1/10/45	54,862	55
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A2, 2.318%, 5/10/45	3,626,000	3,683
GS Mortgage Securities Trust, Series 2014-GC26, Class AAB, 3.365%, 11/10/47	2,187,000	2,247
GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648%, 1/10/47	65,000	68
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.759%, 2/10/48	2,095,000	2,094

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

GS Mortgage Securities Trust, Series 2014-GC18, Class A4, 4.074%, 1/10/47	709,000	753
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	803,000	804
Honda Auto Receivables Owner Trust, Series 2014-1, Class A3, 0.67%, 11/21/17	6,141,000	6,131
Honda Auto Receivables Owner Trust, Series 2013-4, Class A3, 0.69%, 9/18/17	3,064,834	3,063
Honda Auto Receivables Owner Trust, Series 2013-3, Class A3, 0.77%, 5/15/17	2,787,578	2,788
Honda Auto Receivables Owner Trust, Series 2012-2, Class A4, 0.91%, 5/15/18	1,206,718	1,207
Honda Auto Receivables Owner Trust, Series 2014-4, Class A4, 1.46%, 10/15/20	3,287,000	3,290
Hyundai Auto Receivables Trust, Series 2013-A, Class A4, 0.75%, 9/17/18	1,362,000	1,361
Hyundai Auto Receivables Trust, Series 2014-B, Class A3, 0.90%, 12/17/20	2,686,000	2,684
Hyundai Auto Receivables Trust, Series 2013-C, Class A3, 1.01%, 2/15/18	2,549,228	2,552
Hyundai Auto Receivables Trust, Series 2013-B, Class A4, 1.01%, 2/15/19	1,208,000	1,209
Hyundai Auto Receivables Trust, Series 2011-B, Class D, 3.51%, 11/15/17	2,455,000	2,480
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1, 5.314%, 1/25/51 144A	6,251,735	7,093
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class A2, 1.677%, 12/15/47	1,215,000	1,220

The Accompanying Notes are an Integral Part of the Financial Statements.

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Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3, 4.07%, 11/15/43 144A	4,504,000	4,836
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class A4, 5.44%, 6/12/47	1,864,054	1,954
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class ASB, 5.857%, 2/15/51	2,017,373	2,097
JP Morgan Chase Mortgage Securities Trust, Series 2011-C4, , 1.00%, 7/15/46 144A	3,796,000	4,026
JP Morgan Mortgage Trust, Series 15-IVR2, Class A2, 2.771%, 1/25/45	2,931,656	2,960
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3, 2.912%, 10/15/48	1,502,000	1,456
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class ASB, 3.042%, 10/15/48	2,057,000	2,062
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class ASB, 3.407%, 11/15/47	12,477,000	12,835
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/48	2,103,000	2,137
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.657%, 9/15/47	3,326,000	3,474
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.801%, 9/15/47	1,175,000	1,218
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class AS, 3.917%, 5/15/48	990,000	1,002
MASTR Asset Securitization Trust, Series 2004-9, Class 6A1, 5.00%, 9/25/19	97,174	99

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

MASTR Asset Securitization Trust, Series 2003-10, Class 1A1, 5.25%, 11/25/23	288,448	292
MASTR Asset Securitization Trust, Series 2003-12, Class 1A1, 5.25%, 12/25/24	317,024	331
MBNA Credit Card Master Note Trust, Series 2004-A3, Class A3, 0.446%, 8/16/21	4,398,000	4,384
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class AM, 5.460%, 11/12/37	3,330,000	3,339
Mid-State Trust, Series 6, Class A3, 7.54%, 7/1/35	177,574	189
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class A2, 1.97%, 5/15/46	1,237,000	1,245
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A3, 3.046%, 5/15/46	1,307,000	1,279
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.451%, 7/15/50	4,529,000	4,570
Morgan Stanley Capital I Trust, Series 2011-C3, Class A2, 3.224%, 7/15/49	2,488,192	2,539
Morgan Stanley Capital I, Inc., Series 2015-MS1, Class A3, 3.51%, 5/15/48	1,229,000	1,241
Navient Student Loan Trust, Series 2014-1, Class A2, 0.497%, 3/27/23	1,350,000	1,348
Navient Student Loan Trust, Series 2014-8, Class A2, 0.627%, 4/25/23	2,739,000	2,743
Navient Student Loan Trust, Series 2014-8, Class B, 1.687%, 7/26/49	2,092,000	2,031
Navient Student Loan Trust, Series 2015-AA, Class A2A, 2.65%, 12/15/28	10,107,000	10,079
Nelnet Student Loan Trust, Series 2005-1, , 0.366%, 10/25/33	1,819,000	1,763

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Nelnet Student Loan Trust, Series 2005-2, Class A5, 0.381%, 3/23/37	3,987,000	3,895
Nelnet Student Loan Trust, Series 2005-3, Class A5, 0.401%, 12/24/35	4,320,000	4,245
Nelnet Student Loan Trust, Series 2004-4, Class A5, 0.437%, 1/25/37	4,507,441	4,462
Nelnet Student Loan Trust, Series 2005-4, 0.461%, 3/22/32	1,616,000	1,559
Oncor Electric Delivery Transition Bond Co., Series 2004-1, Class A3, 5.29%, 5/15/18	1,783,604	1,834
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1, 4.50%, 10/25/18	81,784	83
Sequoia Mortgage Trust, Series 2013-5, Class A2, 3.00%, 5/25/43 144A	3,469,718	3,353
Sequoia Mortgage Trust, Series 2011-2, Class A1, 3.90%, 9/25/41	1,149,816	1,185
SLM Private Education Loan Trust, Series 2014-A, Class A1, 0.785%, 7/15/22 144A	2,370,502	2,374
SLM Private Education Loan Trust, Series 2012-C, Class A1, 1.286%, 8/15/23 144A	1,470,676	1,475
SLM Private Education Loan Trust, Series 2011-C, Class A1, 1.585%, 12/15/23 144A	2,837,014	2,845
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.85%, 6/17/30 144A	839,000	832
SLM Private Education Loan Trust, Series 2012-D, Class A2, 2.95%, 2/15/46 144A	3,990,000	4,098
SLM Private Education Loan Trust, Series 2011-B, Class A2, 3.74%, 2/15/29 144A	3,590,000	3,770
SLM Private Education Loan Trust, Series 2012-A, Class A2, 3.83%, 1/17/45 144A	1,945,000	2,050
SLM Private Education Loan Trust, Series 2011-A, Class A2, 4.37%, 4/17/28 144A	1,400,000	1,486
SLM Student Loan Trust, Series 2007-3, Class A3, 0.317%, 4/25/19	9,194,000	9,102

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio  89

Select Bond Portfolio

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

SLM Student Loan Trust, Series 2007-3, Class A4, 0.337%, 1/25/22	5,949,000	5,739
SLM Student Loan Trust, Series 2007-2, Class A4, 0.337%, 7/25/22	6,060,000	5,855
SLM Student Loan Trust, Series 2006-9, Class A4, 0.347%, 10/25/22	2,431,419	2,430
SLM Student Loan Trust, Series 2007-5, Class A5, 0.357%, 1/25/24	2,039,000	2,025
SLM Student Loan Trust, Series 2005-2, Class A5, 0.367%, 4/27/20	7,717,048	7,689
SLM Student Loan Trust, Series 2005-5, Class A3, 0.377%, 4/25/25	1,481,950	1,478
SLM Student Loan Trust, Series 2005-5, Class A4, 0.417%, 10/25/28	6,078,000	5,926
SLM Student Loan Trust, Series 2005-6, Class A6, 0.417%, 10/27/31	4,437,000	4,277
SLM Student Loan Trust, Series 2004-9, Class A5, 0.427%, 1/27/20	6,902,168	6,881
SLM Student Loan Trust, Series 2004-3, Class A5, 0.447%, 7/25/23	5,933,238	5,905
SLM Student Loan Trust, Series 2007-2, Class B, 0.447%, 7/25/25	1,426,000	1,275
SLM Student Loan Trust, Series 2013-6, Class A1, 0.467%, 2/25/19	1,601,735	1,602
SLM Student Loan Trust, Series 2012-5, Class A2, 0.487%, 6/25/19	15,322,439	15,323
SLM Student Loan Trust, Series 2014-2, Class A2, 0.537%, 10/25/21	5,367,000	5,354
SLM Student Loan Trust, Series 2014-1, Class A2, 0.567%, 7/26/21	950,000	948
SLM Student Loan Trust, Series 2014-2, Class A3, 0.777%, 3/26/29	140,000	141
SLM Student Loan Trust, Series 2004-10, Class A6A, 0.827%, 4/27/26 144A	6,682,000	6,693
SLM Student Loan Trust, Series 2012-6, Class A3, 0.937%, 5/26/26	3,807,000	3,855
SLM Student Loan Trust, Series 2012-6, Class B, 1.187%, 4/27/43	3,000,000	2,835
SLM Student Loan Trust, Series 2012-7, Class B, 1.987%, 9/25/43	4,250,000	4,262

Structured Products (53.6%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

SMB Private Education Loan Trust, Series 2015-A, Class A1, 0.786%, 7/17/23 144A	5,025,069	5,030
SMB Private Education Loan Trust, Series 2015-A, Class A2B, 1.180%, 6/15/27 144A	3,752,000	3,764
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49%, 6/15/27 144A	5,101,000	5,030
Stadshypotek AB, 1.75%, 4/9/20 144A	9,805,000	9,670
Toyota Auto Receivables Owner Trust, Series 2014-B, Class A4, 1.31%, 9/16/19	3,750,000	3,759
Toyota Auto Receivables Owner Trust, Series 2013-B, Class A4, 1.46%, 1/15/19	5,000,000	5,040
Trade MAPS, Ltd., Series 2013-1A, Class A, 0.885%, 12/10/18 144A	9,100,000	9,100
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A2, 2.113%, 5/10/63	2,017,000	2,047
World Financial Network Credit Card Master Trust, Series 2014-B, Class A, 0.61%, 7/15/19	3,063,000	3,063
World Financial Network Credit Card Master Trust, Series 2013-B, Class A, 0.91%, 3/16/20	1,980,000	1,981

Total Structured Products (Cost: $1,536,407)		1,536,118

Total Investments (108.8%) (Cost: $3,129,431)(a)		3,114,171

Other Assets, Less Liabilities (-8.8%)		(251,121)

Net Assets (100.0%)		2,863,050

The Accompanying Notes are an Integral Part of the Financial Statements.

90  Select Bond Portfolio

Select Bond Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the value of these securities (in thousands) was $283,480 representing 9.9% of the net assets.

IO — Interest Only Security

GO — General Obligation

RB — Revenue Bond

FHA — Federal Housing Authority

GNMA — Government National Mortgage Association

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $3,129,431 and the net unrealized depreciation of investments based on that cost was $15,260 which is comprised of $8,986 aggregate gross unrealized appreciation and $24,246 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security issued on a when-issued basis

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$—	$923,780	$—
Municipal Bonds	—	47,836	—
Corporate Bonds	—	606,437	—
Structured Products	—	1,536,118	—

Total	$—	$3,114,171	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Select Bond Portfolio  91

Long-Term U.S. Government Bond Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on fixed income investments.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 10% of the Portfolio is invested in securities rated A by Moody’s or S&P and no more than 25% of the Portfolio is invested in securities rated Aa by Moody’s or AA by S&P.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio may invest in securities that are issued or guaranteed by the U.S. Government or its agencies, and in derivatives designed to replicate such securities. This guarantee is to timely repayment of the principal and interest if held to maturity, and does not apply to derivative securities held by the Portfolio. Guarantee does not eliminate market risk. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. The potential leverage created by use of derivatives may cause the Portfolio to be more sensitive to interest rate movements and thus more volatile than other long-term U.S. Government bond funds that do not use derivatives. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

92  Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$ 954.42	$3.25
Hypothetical (5% return before expenses)	$1,000.00	$1,021.47	$3.36

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.67%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Long-Term U.S. Government Bond Portfolio 93

Long-Term U.S. Government Bond Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

Governments (95.9%)	Shares/ $ Par	Value $ (000’s)

Governments (95.9%)

Federal National Mortgage Association, 5.625%, 4/17/28	100,000	126
Federal National Mortgage Association, 6.25%, 5/15/29	2,000,000	2,732
Federal National Mortgage Association, 7.125%, 1/15/30	700,000	1,037
Financing Corp., 8.60%, 9/26/19	700,000	895
Financing Corp. Stripped, 0.00%, 12/27/18	500,000	475
Financing Corp. Stripped, 0.00%, 9/26/19	1,300,000	1,205
Israel Government AID Bond, 0.00%, 2/15/23	100,000	81
Israel Government AID Bond, 0.00%, 5/15/23	500,000	402
Israel Government AID Bond, 5.50%, 9/18/33	300,000	384
Israel Government AID Bond, 5.50%, 9/18/23	800,000	968
Israel Government AID Bond, 5.50%, 4/26/24	100,000	122
Residual Funding Corp. Stripped, 0.00%, 4/15/30	4,800,000	2,926
Residual Funding Corp. Stripped, 0.00%, 10/15/20	2,000,000	1,795
Resolution Funding Corp. Stripped, 0.00%, 4/15/28	400,000	268
Tennessee Valley Authority, 4.625%, 9/15/60	300,000	318
Tennessee Valley Authority Stripped, 0.00%, 5/1/30	500,000	283
US Treasury, 2.00%, 11/15/21	112,000	112
US Treasury, 2.75%, 8/15/42	1,100,000	1,023
US Treasury, 2.75%, 11/15/42	2,600,000	2,419
US Treasury, 3.00%, 11/15/44	2,300,000	2,250
US Treasury, 3.125%, 11/15/41	750,000	755
US Treasury, 3.125%, 2/15/42	15,000,000	15,080
US Treasury, 3.125%, 2/15/43	7,750,000	7,761
US Treasury, 3.375%, 5/15/44	11,300,000	11,869

	Governments (95.9%)	Shares/ $ Par	Value $ (000’s)

	Governments continued

(b)	US Treasury, 3.75%, 11/15/43	3,000,000	3,375
	US Treasury, 4.25%, 5/15/39	700,000	845
	US Treasury, 4.375%, 11/15/39	19,000,000	23,370
	US Treasury, 4.50%, 8/15/39	3,400,000	4,256
	US Treasury, 5.50%, 8/15/28	1,100,000	1,463
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	1,116,732	1,192
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	119,199	137
	US Treasury Inflation Index Bond, 3.625%, 4/15/28	146,274	199
	US Treasury Inflation Indexed, 0.75%, 2/15/45	1,105,148	1,009
	US Treasury Stripped, 0.00%, 5/15/33	1,000,000	577
	US Treasury Stripped, 0.00%, 5/15/40	8,900,000	3,983
	US Treasury Stripped, 0.00%, 5/15/42	800,000	333
	US Treasury Stripped, 0.00%, 8/15/42	1,400,000	577
	US Treasury Stripped, 0.00%, 11/15/42	600,000	245
	Vessel Management Services, Inc., 3.432%, 8/15/36	599,000	605

	Total Governments (Cost: $95,845)		97,452

	Municipal Bonds (0.1%)

	Municipal Bonds (0.1%)

	Massachusetts Educational Financing Authority, Series 2008-1, 1.227%, 4/25/38 RB	129,236	129

	Total Municipal Bonds (Cost: $129)		129

	Structured Products (7.8%)

	Structured Products (7.8%)

	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3, 2.288%, 7/25/33	2,734	3

Structured Products (7.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1, 2.559%, 8/25/33	2,677	3
Federal Home Loan Mortgage Corp., Series 3346, Class FA, 0.416%, 2/15/19	10,165	10
Federal Home Loan Mortgage Corp., Series T61, Class 1A1, 1.546%, 7/25/44	19,330	19
Federal Home Loan Mortgage Corp., Series 4092, Class AY, 3.00%, 8/15/32	2,200,000	2,160
Federal Home Loan Mortgage Corp., 4.00%, 9/15/44	2,060,806	2,170
Federal Home Loan Mortgage Corp., Series 3203, Class ZW, 5.00%, 11/15/35	466,161	520
Federal Home Loan Mortgage Corp., Series 2752, Class EZ, 5.50%, 2/15/34	601,245	678
Federal National Mortgage Association, Series 2007-114, Class A6, 0.387%, 10/27/37	88,568	88
Federal National Mortgage Association, 3.765%, 12/1/25	900,000	954
Federal National Mortgage Association, Series 2007-39, Class NZ, 4.25%, 5/25/37	282,813	298
Federal National Mortgage Association, 5.00%, 6/1/35	132,660	147
Federal National Mortgage Association, 5.00%, 2/1/36	214,351	237
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class 3A, 2.933%, 5/25/33	2,321	2
SLM Student Loan Trust, Series 2007-2, Class A2, 0.277%, 7/25/17	29,480	29
SLM Student Loan Trust, Series 2008-7, Class A2, 0.777%, 10/25/17	29,574	30

The Accompanying Notes are an Integral Part of the Financial Statements.

94  Long-Term U.S. Government Bond Portfolio

Long-Term U.S. Government Bond Portfolio

Structured Products (7.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

SLM Student Loan Trust, Series 2003-7A, Class A5A, 1.486%, 12/15/33 144A	185,807	187
SLM Student Loan Trust, Series 2008-9, Class A, 1.777%, 4/25/23	280,240	287
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1, 0.848%, 10/19/34	9,197	9
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A, 2.439%, 3/25/34	24,693	25

Total Structured Products
(Cost: $7,640)		7,856

Total Investments (103.8%)
(Cost: $103,614)(a)		105,437

Other Assets, Less Liabilities (-3.8%)		(3,841)

Net Assets (100.0%)		101,596

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the value of these securities (in thousands) was $187 representing 0.2% of the net assets.

RB — Revenue Bond

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $103,614 and the net unrealized appreciation of investments based on that cost was $1,823 which is comprised of $2,578 aggregate gross unrealized appreciation and $755 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Ten Year Treasury Note Futures (Short) (Total Notional Value at June 30, 2015, $2,546)	20	9/15	$22

The Accompanying Notes are an Integral Part of the Financial Statements.

Long-Term U.S. Government Bond Portfolio   95

Long-Term U.S. Government Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$—	$97,452	$—
Municipal Bonds	—	129	—
Structured Products	—	7,856	—
Other Financial Instruments^
Futures	22	—	—

Total	$22	$105,437	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

96  Long-Term U.S. Government Bond Portfolio

Inflation Protection Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Consistent with the Portfolio’s stated parameters, no more than 20% of the Portfolio is invested in foreign securities, and no more than 10% is invested in high yield securities.

Return of principal is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

As a non-diversified portfolio, the Portfolio may hold fewer securities because of its focused investment strategy. Holding fewer securities increases the risk that the value of the Portfolio could go down because of the poor performance of a single investment.

This Portfolio invests over 50% of its assets in inflation-linked bonds. Inflation-linked bonds issued by the U.S. Government, known as TIPs, are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Neither the current market value of the inflation-linked bonds nor the share value of the fund that invests in them is guaranteed, and either or both may fluctuate. Those portions of the Portfolio which are not invested in inflation linked securities will not be automatically protected from inflation. The Portfolio may use derivative instruments for hedging or other purposes as part of its investment strategy. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk that the Portfolio could not close out a position when it would be most advantageous to do so. Portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Inflation Protection Portfolio  97

Inflation Protection Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$ 955.45	$2.92
Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$2.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

98  Inflation Protection Portfolio

Inflation Protection Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Aerospace & Defense (0.1%)

L-3 Communications Corp., 5.20%, 10/15/19	50,000	54
Lockheed Martin Corp., 2.125%, 9/15/16	100,000	101
Lockheed Martin Corp., 4.25%, 11/15/19	200,000	218

Total		373

Autos & Vehicle Parts (0.3%)

Daimler Finance North America LLC, 1.875%, 1/11/18 144A	200,000	200
Ford Motor Credit Co. LLC, 2.375%, 1/16/18	200,000	202
Ford Motor Credit Co. LLC, 5.00%, 5/15/18	100,000	108
Toyota Motor Credit Corp., 3.30%, 1/12/22	350,000	362

Total		872

Banking (3.4%)

American Express Co., 1.55%, 5/22/18	350,000	347
American Express Credit Corp., 1.30%, 7/29/16	70,000	70
Ameriprise Financial, Inc., 4.00%, 10/15/23	100,000	104
Bank of America Corp., 3.30%, 1/11/23	350,000	345
Bank of America Corp., 5.75%, 12/1/17	650,000	708
Barclays Bank PLC, 3.75%, 5/15/24	100,000	100
BB&T Corp., 2.05%, 6/19/18	100,000	101
BNP Paribas SA, 2.40%, 12/12/18	150,000	152
Branch Banking & Trust Co., 3.80%, 10/30/26	200,000	202
Capital One Bank USA NA, 2.30%, 6/5/19	250,000	248
Capital One Financial Corp., 2.45%, 4/24/19	100,000	100
Capital One Financial Corp., 3.15%, 7/15/16	100,000	102
Capital One Financial Corp., 3.20%, 2/5/25	150,000	142
Citigroup, Inc., 1.75%, 5/1/18	200,000	199
Citigroup, Inc., 3.30%, 4/27/25	150,000	144
Citigroup, Inc., 4.00%, 8/5/24	250,000	247
Citigroup, Inc., 4.05%, 7/30/22	300,000	307
Citigroup, Inc., 5.50%, 2/15/17	150,000	159

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Banking continued

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.875%, 2/8/22	200,000	208
Credit Suisse of New York, 3.625%, 9/9/24	250,000	249
Discover Financial Services, 3.75%, 3/4/25	200,000	191
Fifth Third Bancorp, 4.30%, 1/16/24	60,000	62
Fifth Third Bank, 2.875%, 10/1/21	250,000	248
The Goldman Sachs Group, Inc., 2.375%, 1/22/18	200,000	203
The Goldman Sachs Group, Inc., 2.90%, 7/19/18	100,000	102
The Goldman Sachs Group, Inc., 3.625%, 1/22/23	500,000	497
The Goldman Sachs Group, Inc., 3.75%, 5/22/25	200,000	197
The Goldman Sachs Group, Inc., 3.85%, 7/8/24	150,000	150
The Goldman Sachs Group, Inc., 5.75%, 1/24/22	230,000	262
HSBC Holdings PLC, 5.10%, 4/5/21	200,000	223
JPMorgan Chase & Co., 3.875%, 9/10/24	250,000	246
JPMorgan Chase & Co., 4.50%, 1/24/22	500,000	536
JPMorgan Chase & Co., 4.625%, 5/10/21	250,000	270
Morgan Stanley, 5.00%, 11/24/25	670,000	701
Morgan Stanley, 5.95%, 12/28/17	200,000	220
PNC Bank, N.A., 6.00%, 12/7/17	200,000	220
Standard Chartered PLC, 3.95%, 1/11/23 144A	60,000	59
Synchrony Financial, 3.00%, 8/15/19	250,000	252
U.S. Bancorp, 3.60%, 9/11/24	400,000	402
Wells Fargo & Co., 3.00%, 2/19/25	175,000	168
Wells Fargo & Co., 4.125%, 8/15/23	100,000	104
Wells Fargo & Co., 5.625%, 12/11/17	400,000	439

Total		9,986

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Basic Materials (0.1%)

Georgia-Pacific LLC, 2.539%, 11/15/19 144A	100,000	100
Georgia-Pacific LLC, 5.40%, 11/1/20 144A	140,000	156
International Paper Co., 6.00%, 11/15/41	75,000	81

Total		337

Capital Goods (0.2%)

Caterpillar Financial Services Corp., 1.25%, 11/6/17	60,000	60
Deere & Co., 2.60%, 6/8/22	60,000	59
Deere & Co., 5.375%, 10/16/29	100,000	117
John Deere Capital Corp., 3.15%, 10/15/21	290,000	298

Total		534

Chemicals (0.5%)

The Dow Chemical Co., 2.50%, 2/15/16	130,000	131
The Dow Chemical Co., 3.50%, 10/1/24	200,000	196
E.I. du Pont de Nemours & Co., 4.15%, 2/15/43	200,000	191
Eastman Chemical Co., 3.60%, 8/15/22	140,000	142
Ecolab, Inc., 4.35%, 12/8/21	360,000	389
LYB International Finance BV, 4.875%, 3/15/44	100,000	97
LyondellBasell Industries NV, 5.00%, 4/15/19	75,000	81
The Mosaic Co., 5.625%, 11/15/43	100,000	107

Total		1,334

Conglomerate & Diversified Manufacturing (0.2%)

General Electric Co., 5.25%, 12/6/17	210,000	229
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24	200,000	196
United Technologies Corp., 4.50%, 6/1/42	80,000	81

Total		506

Consumer Products & Retailing (0.9%)

Colgate-Palmolive Co., 3.25%, 3/15/24	200,000	203
CVS Caremark Corp., 2.75%, 12/1/22	500,000	482
The Home Depot, Inc., 4.20%, 4/1/43	200,000	192

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  99

Inflation Protection Portfolio

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Consumer Products & Retailing continued

Macy’s Retail Holdings, Inc., 3.625%, 6/1/24	150,000	149
McDonald’s Corp., 3.25%, 6/10/24	150,000	149
NIKE, Inc., 2.25%, 5/1/23	250,000	241
Reynolds American, Inc., 4.45%, 6/12/25	250,000	255
Unilever Capital Corp., 2.20%, 3/6/19	200,000	202
Wal-Mart Stores, Inc., 3.25%, 10/25/20	400,000	420
Wal-Mart Stores, Inc., 5.625%, 4/15/41	300,000	354

Total		2,647

Electric Utilities (0.5%)

CMS Energy Corp., 6.25%, 2/1/20	100,000	116
Constellation Energy Group, Inc., 5.15%, 12/1/20	260,000	288
Dominion Resources, Inc., 3.625%, 12/1/24	200,000	198
Dominion Resources, Inc., 6.40%, 6/15/18	340,000	383
Duke Energy Corp., 3.55%, 9/15/21	150,000	155
Georgia Power Co., 4.30%, 3/15/42	100,000	95
Potomac Electric Power Co., 3.60%, 3/15/24	80,000	82
Virginia Electric and Power Co., 3.45%, 2/15/24	50,000	51

Total		1,368

Energy (0.8%)

Anadarko Petroleum Corp., 5.95%, 9/15/16	100,000	105
Apache Corp., 4.75%, 4/15/43	225,000	208
ConocoPhillips Co., 2.40%, 12/15/22	280,000	266
Ensco PLC, 4.70%, 3/15/21	250,000	255
EOG Resources, Inc., 2.50%, 2/1/16	300,000	303
Noble Energy, Inc., 4.15%, 12/15/21	330,000	344
Occidental Petroleum Corp., 1.75%, 2/15/17	370,000	373
Sempra Energy, 2.40%, 3/15/20	170,000	169
Sempra Energy, 6.50%, 6/1/16	50,000	52
Talisman Energy, Inc., 3.75%, 2/1/21	150,000	149

Total		2,224

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Finance (0.3%)

General Electric Capital Corp., 2.10%, 12/11/19	250,000	252
General Electric Capital Corp., 4.375%, 9/16/20	100,000	109
General Electric Capital Corp., 4.65%, 10/17/21	100,000	110
General Electric Capital Corp., 5.625%, 9/15/17	500,000	544

Total		1,015

Food & Beverage (0.4%)

Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	120,000	142
Diageo Capital PLC, 2.625%, 4/29/23	200,000	191
General Mills, Inc., 3.15%, 12/15/21	450,000	457
H.J. Heinz Co., 3.95%, 7/15/25 144A	200,000	201
Mondelez International, Inc., 4.00%, 2/1/24	100,000	104
Sysco Corp., 3.00%, 10/2/21	200,000	202

Total		1,297

Healthcare (0.6%)

Baxter International, Inc., 1.85%, 1/15/17	200,000	201
Baxter International, Inc., 3.20%, 6/15/23	150,000	153
Catholic Health Initiatives, 2.95%, 11/1/22	100,000	98
Dignity Health, 2.637%, 11/1/19	200,000	202
Express Scripts Holding Co., 3.125%, 5/15/16	150,000	152
Express Scripts Holding Co., 7.25%, 6/15/19	100,000	118
Medtronic, Inc., 2.50%, 3/15/20 144A	100,000	100
Medtronic, Inc., 2.75%, 4/1/23	100,000	97
Medtronic, Inc., 3.50%, 3/15/25 144A	80,000	80
Thermo Fisher Scientific, Inc., 3.20%, 3/1/16	300,000	305
Zimmer Holdings, Inc., 2.70%, 4/1/20	150,000	149

Total		1,655

Insurance (0.9%)

ACE INA Holdings, Inc., 3.15%, 3/15/25	200,000	195
Aetna, Inc., 2.75%, 11/15/22	100,000	94
American International Group, Inc., 4.50%, 7/16/44	150,000	143

	Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

	Insurance continued

	American International Group, Inc., 4.875%, 6/1/22	250,000	274
	American International Group, Inc., 5.85%, 1/16/18	100,000	110
	Berkshire Hathaway, Inc., 4.50%, 2/11/43	250,000	251
	The Hartford Financial Services Group, Inc., 5.125%, 4/15/22	150,000	166
	Liberty Mutual Group, Inc., 4.25%, 6/15/23 144A	100,000	103
	Metropolitan Life Global Funding I, 3.00%, 1/10/23 144A	400,000	393
	Prudential Financial, Inc., 2.30%, 8/15/18	100,000	101
	Prudential Financial, Inc., 5.625%, 5/12/41	150,000	165
	TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24 144A	200,000	201
	UnitedHealth Group, Inc., 4.25%, 3/15/43	150,000	142
(e)	Voya Financial, Inc., 2.90%, 2/15/18	200,000	205
	XLIT, Ltd., 2.30%, 12/15/18	100,000	101

	Total		2,644

	Media (1.0%)

	21st Century Fox America, Inc., 6.90%, 8/15/39	235,000	294
	CBS Corp., 3.50%, 1/15/25	200,000	191
	Comcast Corp., 6.50%, 11/15/35	200,000	249
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.45%, 4/1/24	100,000	102
	NBCUniversal Media LLC, 4.375%, 4/1/21	340,000	368
	NBCUniversal Media LLC, 5.15%, 4/30/20	540,000	606
	Time Warner, Inc., 3.60%, 7/15/25	200,000	195
	Time Warner, Inc., 4.05%, 12/15/23	150,000	154
	Time Warner, Inc., 4.70%, 1/15/21	100,000	108
	Viacom, Inc., 4.50%, 3/1/21	250,000	265
	The Walt Disney Co., 2.35%, 12/1/22	500,000	484

	Total		3,016

The Accompanying Notes are an Integral Part of the Financial Statements.

100  Inflation Protection Portfolio

Inflation Protection Portfolio

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Metals & Mining (0.3%)

Barrick North America Finance LLC, 4.40%, 5/30/21	80,000	82
BHP Billiton Finance USA, Ltd., 3.25%, 11/21/21	330,000	335
Newmont Mining Corp., 6.25%, 10/1/39	120,000	118
Rio Tinto Finance USA, Ltd., 3.75%, 9/20/21	280,000	290

Total		825

Oil & Gas (0.6%)

BP Capital Markets PLC, 2.50%, 11/6/22	60,000	57
BP Capital Markets PLC, 2.75%, 5/10/23	200,000	191
Chevron Corp., 2.427%, 6/24/20	100,000	101
Marathon Petroleum Corp., 3.625%, 9/15/24	250,000	245
Petroleos Mexicanos, 3.50%, 1/30/23	130,000	123
Phillips 66, 4.65%, 11/15/34	200,000	196
Shell International Finance BV, 2.375%, 8/21/22	900,000	870
Total Capital SA, 2.125%, 8/10/18	100,000	102

Total		1,885

Pharmaceuticals (1.0%)

AbbVie, Inc., 2.90%, 11/6/22	200,000	194
Actavis Funding SCS, 3.45%, 3/15/22	600,000	594
Actavis Funding SCS, 3.85%, 6/15/24	150,000	148
Amgen, Inc., 3.625%, 5/22/24	140,000	139
Amgen, Inc., 5.85%, 6/1/17	90,000	97
Celgene Corp., 3.625%, 5/15/24	50,000	50
Gilead Sciences, Inc., 4.40%, 12/1/21	260,000	284
GlaxoSmithKline Capital, Inc., 2.85%, 5/8/22	200,000	198
Merck & Co., Inc., 2.40%, 9/15/22	200,000	192
Mylan, Inc., 2.55%, 3/28/19	100,000	99
Mylan, Inc., 2.60%, 6/24/18	70,000	71
Perrigo Finance PLC, 3.90%, 12/15/24	200,000	198
Roche Holdings, Inc., 3.35%, 9/30/24 144A	400,000	404

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Pharmaceuticals continued

Roche Holdings, Inc., 6.00%, 3/1/19 144A	195,000	222
Teva Pharmaceutical Finance IV LLC, 2.25%, 3/18/20	170,000	167

Total		3,057

Pipelines (0.7%)

Enbridge, Inc., 3.50%, 6/10/24	150,000	140
Energy Transfer Partners LP, 3.60%, 2/1/23	100,000	95
Energy Transfer Partners LP, 4.05%, 3/15/25	200,000	188
Energy Transfer Partners LP, 4.15%, 10/1/20	100,000	103
Enterprise Products Operating LLC, 3.75%, 2/15/25	200,000	196
Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	94
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	270,000	293
Magellan Midstream Partners LP, 5.15%, 10/15/43	150,000	152
Plains All American Pipeline LP/PAA Finance Corp., 3.65%, 6/1/22	200,000	201
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	200,000	189
TransCanada PipeLines, Ltd., 2.50%, 8/1/22	100,000	95
Williams Partners LP, 4.125%, 11/15/20	80,000	83
Williams Partners LP, 4.30%, 3/4/24	200,000	197

Total		2,026

Real Estate Investment Trusts (0.3%)

Boston Properties LP, 3.80%, 2/1/24	70,000	71
DDR Corp., 4.75%, 4/15/18	60,000	64
Essex Portfolio LP, 3.625%, 8/15/22	100,000	100
Health Care REIT, Inc., 3.75%, 3/15/23	300,000	297
Host Hotels & Resorts LP, 3.75%, 10/15/23	100,000	98
Kilroy Realty LP, 3.80%, 1/15/23	130,000	130
Ventas Realty LP/Ventas Capital Corp., 3.25%, 8/15/22	250,000	241

Total		1,001

Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

Services (0.1%)

Republic Services, Inc., 3.80%, 5/15/18	100,000	105
Waste Management, Inc., 3.125%, 3/1/25	150,000	146
Waste Management, Inc., 3.50%, 5/15/24	100,000	100

Total		351

Technology (0.8%)

Apple, Inc., 1.00%, 5/3/18	100,000	99
Apple, Inc., 4.45%, 5/6/44	100,000	100
Cisco Systems, Inc., 5.90%, 2/15/39	165,000	197
Fidelity National Information Services, Inc., 3.50%, 4/15/23	100,000	97
Hewlett-Packard Co., 4.30%, 6/1/21	150,000	156
Intel Corp., 2.70%, 12/15/22	260,000	254
Intuit, Inc., 5.75%, 3/15/17	140,000	150
Microsoft Corp., 2.125%, 11/15/22	180,000	172
Microsoft Corp., 3.75%, 2/12/45	100,000	90
Oracle Corp., 2.50%, 10/15/22	300,000	289
Oracle Corp., 3.40%, 7/8/24	150,000	150
Oracle Corp., 5.75%, 4/15/18	300,000	334
Seagate HDD Cayman, 4.75%, 1/1/25 144A	150,000	149

Total		2,237

Telecommunications (0.6%)

AT&T, Inc., 2.625%, 12/1/22	250,000	235
AT&T, Inc., 3.40%, 5/15/25	200,000	191
AT&T, Inc., 4.80%, 6/15/44	150,000	140
AT&T, Inc., 6.55%, 2/15/39	77,000	88
British Telecommunications PLC, 5.95%, 1/15/18	100,000	110
CC Holdings GS V LLC/Crown Castle GS III Corp., 3.849%, 4/15/23	90,000	88
Deutsche Telekom International Finance BV, 6.75%, 8/20/18	130,000	149
Orange SA, 2.75%, 2/6/19	100,000	101

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio   101

Inflation Protection Portfolio

	Corporate Bonds (15.0%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	Verizon Communications, Inc., 3.50%, 11/1/24	200,000	195
	Verizon Communications, Inc., 4.15%, 3/15/24	150,000	154
	Verizon Communications, Inc., 4.40%, 11/1/34	150,000	139
	Verizon Communications, Inc., 5.15%, 9/15/23	250,000	274

	Total		1,864

	Transportation (0.4%)

	Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	200,000	192
	Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	200,000	204
	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	100,000	104
	Canadian National Railway Co., 4.50%, 11/7/43	125,000	128
	CSX Corp., 4.25%, 6/1/21	200,000	216
	Norfolk Southern Corp., 3.85%, 1/15/24	75,000	77
	Norfolk Southern Corp., 5.75%, 4/1/18	100,000	111
	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 7/17/18 144A	100,000	102
	Union Pacific Corp., 2.75%, 4/15/23	100,000	97

	Total		1,231

	Total Corporate Bonds (Cost: $44,400)		44,285

	Governments (72.4%)	Shares/ Par

	Foreign Agencies (0.2%)

	CNOOC Nexen Finance 2014 ULC, 1.625%, 4/30/17	100,000	100
	Petrobras Global Finance BV, 4.375%, 5/20/23	240,000	209
	Statoil ASA, 2.45%, 1/17/23	250,000	241

	Total		550

	Foreign Governments (18.4%)

(f)	Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond, 0.75%, 4/15/18 EUR	936,839	1,087

	Governments (72.4%)	Shares/ Par	Value $ (000’s)

	Foreign Governments continued

(f)	Canadian Government Bond, 4.25%, 12/1/21 CAD	729,250	769
(f)	Canadian Government Bond, 4.25%, 12/1/26 CAD	862,278	1,022
(f)	Commonwealth of Australia Treasury Indexed Bonds, 4.00%, 8/20/20 AUD	715,000	1,062
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 0.10%, 4/15/23 EUR	2,188,534	2,601
(f)	Deutsche Bundesrepublik Inflation Linked Bond, 1.75%, 4/15/20 EUR	1,799,736	2,259
(f)	France Government Bond OAT, 1.10%, 7/25/22 EUR	4,699,675	5,869
(f)	France Government Bond OAT, 1.30%, 7/25/19 EUR	2,320,359	2,830
(f)	France Government Bond OAT, 1.85%, 7/25/27 EUR	1,108,319	1,530
(f)	France Government Bond OAT, 2.25%, 7/25/20 EUR	3,887,073	5,022
(f)	Italy Buoni Poliennali Del Tesoro, 2.35%, 9/15/24 EUR	2,362,678	2,900
(f)	Italy Buoni Poliennali Del Tesoro, 3.10%, 9/15/26 EUR	1,987,601	2,607
(f)	Japanese Government CPI Linked Bond, 1.10%, 12/10/16 JPY	53,865,000	470
(f)	United Kingdom Gilt Inflation Linked, 0.25%, 3/22/52 GBP	132,095	291
(f)	United Kingdom Gilt Inflation Linked, 1.875%, 11/22/22 GBP	2,664,283	5,085
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 4/16/20 GBP	975,000	5,542
(f)	United Kingdom Gilt Inflation Linked, 2.50%, 7/17/24 GBP	2,500,000	13,319

	Total		54,265

	US Government (53.7%)

	US Treasury Inflation Index Bond, 0.125%, 4/15/18	9,211,140	9,356
	US Treasury Inflation Index Bond, 0.125%, 4/15/19	9,036,457	9,154
	US Treasury Inflation Index Bond, 0.125%, 1/15/22	3,031,312	3,004

	Governments (72.4%)	Shares/ $ Par	Value $ (000’s)

	US Government continued

	US Treasury Inflation Index Bond, 0.125%, 7/15/22	9,773,505	9,699
	US Treasury Inflation Index Bond, 0.125%, 1/15/23	3,587,360	3,524
	US Treasury Inflation Index Bond, 0.25%, 1/15/25	2,826,774	2,773
	US Treasury Inflation Index Bond, 0.375%, 7/15/23	2,541,525	2,551
	US Treasury Inflation Index Bond, 0.625%, 7/15/21	10,192,490	10,520
	US Treasury Inflation Index Bond, 0.625%, 1/15/24	12,826,341	13,045
	US Treasury Inflation Index Bond, 0.625%, 2/15/43	6,585,728	5,839
(k)	US Treasury Inflation Index Bond, 0.75%, 2/15/42	7,669,348	7,048
	US Treasury Inflation Index Bond, 1.125%, 1/15/21	6,800,535	7,193
	US Treasury Inflation Index Bond, 1.25%, 7/15/20	1,518,747	1,625
	US Treasury Inflation Index Bond, 1.375%, 7/15/18	3,126,792	3,316
	US Treasury Inflation Index Bond, 1.375%, 1/15/20	1,750,480	1,871
	US Treasury Inflation Index Bond, 1.375%, 2/15/44	6,750,548	7,206
	US Treasury Inflation Index Bond, 1.75%, 1/15/28	4,511,514	5,111
	US Treasury Inflation Index Bond, 1.875%, 7/15/19	2,216,040	2,415
	US Treasury Inflation Index Bond, 2.00%, 1/15/26	4,648,761	5,337
	US Treasury Inflation Index Bond, 2.125%, 1/15/19	4,269,979	4,649
	US Treasury Inflation Index Bond, 2.125%, 2/15/40	2,665,302	3,282
(b)	US Treasury Inflation Index Bond, 2.125%, 2/15/41	2,576,587	3,196
(k)	US Treasury Inflation Index Bond, 2.375%, 1/15/25	4,267,340	5,020

The Accompanying Notes are an Integral Part of the Financial Statements.

102  Inflation Protection Portfolio

Inflation Protection Portfolio

Governments (72.4%)	Shares/ $ Par	Value $ (000’s)

US Government continued

US Treasury Inflation Index Bond, 2.375%, 1/15/27	3,196,834	3,825
US Treasury Inflation Index Bond, 2.50%, 1/15/29	8,225,907	10,138
US Treasury Inflation Index Bond, 3.375%, 4/15/32	4,085,216	5,759
US Treasury Inflation Index Bond, 3.625%, 4/15/28	2,194,110	2,989
US Treasury Inflation Index Bond, 3.875%, 4/15/29	5,612,607	7,950
US Treasury Inflation Indexed, 0.75%, 2/15/45	954,446	872

Total		158,267

Yankee Sovereign (0.1%)

Mexico Government International Bond, 4.75%, 3/8/44	200,000	190

Total		190

Total Governments (Cost: $221,333)		213,272

Municipal Bonds (0.4%)

Municipal Bonds (0.4%)

Bay Area Toll Authority, Series S-1, 6.918%, 4/1/40 RB	35,000	46
City of San Francisco CA Public Utilities Commission Water Revenue, 6.95%, 11/1/50 RB	25,000	34
City Public Service Board of San Antonio, 5.985%, 2/1/39 RB	50,000	63
Illinois State Taxable, 5.10%, 6/1/33 GO	150,000	140
Los Angeles Community College District, Series 2010-E, 6.75%, 8/1/49 GO	50,000	71
Los Angeles Department of Water and Power, 5.716%, 7/1/39 RB	15,000	18
Metropolitan Transportation Authority, Series 2010-E, 6.814%, 11/15/40 RB	50,000	66
New Jersey Turnpike Authority, Series 2010, 7.102%, 1/1/41 RB	100,000	135

Municipal Bonds (0.4%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	50,000	54
Rutgers - The State University of New Jersey, 5.665%, 5/1/40 RB	55,000	65
Santa Clara Valley Transportation Authority, 5.876%, 4/1/32 RB	50,000	60
State of California, Series 2009, 7.55%, 4/1/39 GO	200,000	289
State of Texas, Series 2009A, 5.517%, 4/1/39 GO	30,000	37

Total Municipal Bonds (Cost: $1,133)		1,078

Structured Products (11.3%)

Structured Products (11.3%)

Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.10%, 3/20/19 144A	750,000	755
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A, 2.63%, 12/20/21 144A	675,000	673
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A, 2.959%, 12/10/30 144A	1,050,000	1,038
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.115%, 10/10/45	110,134	110
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class AM, 5.176%, 10/10/45	200,000	202
Banc of America Mortgage Trust, Series 2004-7, Class 7A1, 5.00%, 8/25/19	33,382	33
Banc of America Re-Remic Trust, Series 2015-200P, Class A, 3.218%, 4/14/33 144A	825,000	810

Structured Products (11.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

BB-UBS Trust, Series 2012, Class A, 3.43%, 11/5/36 144A	800,000	796
Chesapeake Funding LLC, Series 2014-1A, Class A, .604%, 3/7/26 144A	708,961	707
Citicorp Mortgage Securities, Inc., Series 2007-8, Class 1A3, 6.00%, 9/25/37	76,444	80
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, 4.193%, 9/10/47	850,000	889
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, 4.426%, 2/10/47	550,000	594
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-3BP, Class A, 3.178%, 2/10/35 144A	875,000	859
Commercial Mortgage Trust Pass-Through Certificates, Series 2015-CR22, Class AM, 3.603%, 3/10/48	900,000	896
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/37 144A	950,000	934
Credit Suisse Mortgage Trust, Series 15-WIN1, Class A10, 3.50%, 12/25/44 144A	300,000	288
Federal Home Loan Mortgage Corp., 4.00%, 5/1/42	6,112,321	6,497
Federal Home Loan Mortgage Corp., 4.50%, 4/1/41	5,012,506	5,470
GS Mortgage Securities Trust, Series 2015-GC28, Class A5, 3.396%, 2/10/48	1,050,000	1,052
Hilton Grand Vacations Trust, Series 2014-AA, Class A, 1.77%, 11/25/26 144A	618,036	613
Irvine Core Office Trust, Series 2013-IRV, Class A2, 3.279%, 5/15/48 144A	950,000	956
JP Morgan Mortgage Trust, Series 2014-5, Class A1, 3.00%, 10/25/29 144A	624,505	636

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio   103

Inflation Protection Portfolio

Structured Products (11.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/46	600,000	643
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.517%, 12/15/46	375,000	405
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	15,633	16
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, 5.017%, 9/15/40	167,594	168
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, 3.56%, 7/13/29 144A	600,000	601
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, 5.36%, 12/18/37	48,838	49
Sequoia Mortgage Trust, Series 2014-3, Class A14, 3.00%, 10/25/44 144A	643,996	652
Sequoia Mortgage Trust, Series 2014-4, Class A2, 3.50%, 11/25/44 144A	474,779	488
Sequoia Mortgage Trust, Series 2013-12, Class A1, 4.00%, 12/25/43 144A	386,387	394

Structured Products (11.3%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Sequoia Mortgage Trust, Series 2011-1, Class A1, 4.125%, 2/25/41	35,807	36
Sierra Receivables Funding Co., LLC, Series 2015-1A, Class A, 2.40%, 3/22/32 144A	546,731	547
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, 2.447%, 6/25/34	728,313	728
Thornburg Morgage Securities Trust, Series 2004-3, Class A, 0.927%, 9/25/44	562,655	539
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15, 2.652%, 6/25/35	1,493,036	1,517
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1, 2.658%, 6/25/35	490,962	501
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 1A1, 2.667%, 8/25/33	211,069	215
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, 4.892%, 8/25/35	78,274	77

	Short-Term Investments (2.1%)	Shares/ $ Par	Value $ (000’s)

	Structured Products continued

	Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	98,116	100
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	18,981	20
	Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4, 6.00%, 8/25/36	105,033	108
	Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1, 6.209%, 1/25/38	97,274	97
	WinWater Mortgage Loan Trust, Series 2014-1, Class A4, 3.50%, 6/20/44 144A	635,646	649

	Total Structured Products (Cost: $33,112)		33,438

	Short-Term Investments (2.1%)

	Commercial Paper (2.1%)

(b)	Crown Point Capital Co., 0.12%, 7/1/15	6,068,000	6,068

	Total Short-Term Investments
	(Cost: $6,068)		6,068

	Total Investments (101.2%) (Cost: $306,046)(a)		298,141

	Other Assets, Less Liabilities (-1.2%)		(4,024)

	Net Assets (100.0%)		294,117

The Accompanying Notes are an Integral Part of the Financial Statements.

104  Inflation Protection Portfolio

Inflation Protection Portfolio

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the value of these securities (in thousands) was $14,866 representing 5.0% of the net assets.

GO — General Obligation

RB — Revenue Bond

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $302,383 and the net unrealized depreciation of investments based on that cost was $4,242 which is comprised of $3,821 aggregate gross unrealized appreciation and $8,063 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
US Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2015, $2,934)	19	9/15	$68
US Ultra Long Treasury Bond Futures (Short) (Total Notional Value at June 30, 2015, $4,919)	31	9/15	143

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	HSBC Bank USA NA	AUD	1,228	9/15	$—		$(6)	$(6)
Sell	HSBC Bank USA NA	CAD	2,091	9/15	22		—	22
Sell	HSBC Bank USA NA	EUR	24,034	9/15	319		—	319
Buy	HSBC Bank USA NA	GBP	40	9/15	—	(m)	— (m)	— (m)
Sell	HSBC Bank USA NA	GBP	15,337	9/15	—		(514)	(514)
Sell	HSBC Bank USA NA	JPY	49,927	9/15	—		(6)	(6)

					$341		$(526)	$(185)

AUD — Australian Dollar
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound
JPY — Japanese Yen

(j)	Swap agreements outstanding on June 30, 2015.

Total Return Swaps

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All	Bank of America, N.A.	1.870%	CPURNSA	9/16	6,000	$(179)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.420%	CPURNSA	4/18	2,000	(143)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.223%	CPURNSA	5/18	2,500	(120)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  105

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All	Bank of America, N.A.	2.210%	CPURNSA	3/19	6,500	$(252)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.640%	CPURNSA	3/19	4,500	(334)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.510%	CPURNSA	3/19	2,000	(172)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.640%	CPURNSA	2/20	2,800	(298)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.670%	CPURNSA	4/22	3,000	(355)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.763%	CPURNSA	3/23	700	(73)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank Of America, N.A.	2.528%	CPURNSA	8/24	2,750	(186)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.303%	CPURNSA	1/16	1,700	(58)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.520%	CPURNSA	5/16	5,400	(312)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.720%	CPURNSA	8/17	2,000	(256)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.345%	CPURNSA	9/17	13,000	(654)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.526%	CPURNSA	5/23	5,500	(445)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.535%	CPURNSA	5/23	1,000	(81)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.589%	CPURNSA	7/24	1,400	(104)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.895%	CPURNSA	12/27	1,700	(357)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Bank PLC	2.784%	CPURNSA	7/44	1,400	(226)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity

The Accompanying Notes are an Integral Part of the Financial Statements.

106  Inflation Protection Portfolio

Inflation Protection Portfolio

Reference Entity	Counterparty	Payment Made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
U.S. Consumer Price Index - All	Barclays Capital	2.385%	CPURNSA	9/24	4,000	$(208)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Capital	2.363%	CPURNSA	9/24	3,500	(172)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Capital	2.310%	CPURNSA	9/24	1,400	(61)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Bank of America, N.A.	2.14%	CPURNSA	7/25	2,900	(1)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity
U.S. Consumer Price Index - All	Barclays Capital	1.710%	CPURNSA	2/20	1,000	(3)
Urban Consumers - Not Seasonally			Index Total
Adjusted (CPURNSA)			Return at
Maturity

$(5,052)

(k)	Cash or securities with an aggregate value of $12,068 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2015.

(m)	Amount is less than one thousand.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Governments	$—	$213,272	$—
Municipal Bonds	—	1,078	—
Corporate Bonds	—	44,285	—
Structured Products	—	33,438	—
Short-Term Investments	—	6,068	—
Other Financial Instruments^
Futures	211	—	—
Forward Currency Contracts	—	341	—

Total Assets	$211	$298,482	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(526)	—
Total Return Swaps	—	(5,052)	—

Total Liabilities	$—	$(5,578)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

Inflation Protection Portfolio  107

High Yield Bond Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower quality securities, which may represent a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments. Certain fixed income investments, including Rule 144A securities, may be difficult to purchase or sell at an advantageous time or price, if at all.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio’s investments in convertible securities are subject to the risks associated with investments in equity securities, including market risk.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,029.13	$2.31
Hypothetical (5% return before expenses)	$1,000.00	$1,022.51	$2.31

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.46%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

108  High Yield Bond Portfolio

High Yield Bond Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Aerospace & Defense (1.0%)

	KLX, Inc., 5.875%, 12/1/22 144A	1,750,000	1,767
	TransDigm, Inc., 6.00%, 7/15/22	520,000	513
	TransDigm, Inc., 6.50%, 7/15/24	4,725,000	4,666
	TransDigm, Inc., 6.50%, 5/15/25 144A	150,000	149

	Total		7,095

	Autos & Vehicle Parts (4.7%)

	Affinia Group, Inc., 7.75%, 5/1/21	2,350,000	2,456
	American Axle & Manufacturing, Inc., 6.25%, 3/15/21	2,335,000	2,452
	American Axle & Manufacturing, Inc., 6.625%, 10/15/22	950,000	997
	Gates Global LLC / Gates Global Co., 6.00%, 7/15/22 144A	2,780,000	2,516
	General Motors Co., 4.00%, 4/1/25	1,275,000	1,252
	General Motors Financial Co., Inc., 3.45%, 4/10/22	650,000	637
	General Motors Financial Co., Inc., 3.50%, 7/10/19	1,035,000	1,057
	General Motors Financial Co., Inc., 4.00%, 1/15/25	400,000	392
	General Motors Financial Co., Inc., 4.75%, 8/15/17	840,000	886
	International Automotive Components Group SA, 9.125%, 6/1/18 144A	1,975,000	2,014
	JB Poindexter & Co., Inc., 9.00%, 4/1/22 144A	1,425,000	1,525
	Lear Corp., 5.25%, 1/15/25	2,950,000	2,898
	Lear Corp., 5.375%, 3/15/24	655,000	665
	MPG Holdco I, Inc., 7.375%, 10/15/22	2,750,000	2,929
	Omega US Sub LLC, 8.75%, 7/15/23 144A	950,000	948
	Schaeffler Finance BV, 4.75%, 5/15/21 144A	1,070,000	1,075
	Schaeffler Finance BV, 4.75%, 5/15/23 144A	375,000	366
(c)	Schaeffler Holding Finance BV, 6.25%, 11/15/19 144A	440,000	464
(c)	Schaeffler Holding Finance BV, 6.75%, 11/15/22 144A	2,700,000	2,913
(c)	Schaeffler Holding Finance BV, 6.875%, 8/15/18 144A	785,000	812

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts continued

	Stackpole International Intermediate Co. SA/Stackpole International Powder Meta l, 7.75%, 10/15/21 144A	1,350,000	1,330
	Tenneco, Inc., 5.375%, 12/15/24	2,400,000	2,466
	ZF North America Capital, Inc., 4.50%, 4/29/22 144A	175,000	171
	ZF North America Capital, Inc., 4.75%, 4/29/25 144A	900,000	871

	Total		34,092

	Banking (1.0%)

	Ally Financial, Inc., 2.75%, 1/30/17	500,000	498
	Ally Financial, Inc., 3.50%, 1/27/19	895,000	888
	Ally Financial, Inc., 3.75%, 11/18/19	4,950,000	4,913
	Ally Financial, Inc., 4.125%, 2/13/22	800,000	768
	Ally Financial, Inc., 4.625%, 5/19/22	450,000	444

	Total		7,511

	Basic Materials (8.9%)

	Anixter, Inc., 5.125%, 10/1/21	3,125,000	3,180
(c)	Ardagh Finance Holdings SA, 8.625%, 6/15/19 144A	566,206	586
	Ardagh Packaging Finance PLC, 9.125%, 10/15/20 144A	665,000	701
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 144A	1,500,000	1,496
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19 144A	1,640,000	1,669
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20 144A	302,647	309
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 9.125%, 10/15/20 144A	590,000	619
	Ball Corp., 4.00%, 11/15/23	2,625,000	2,435
	Ball Corp., 5.25%, 7/1/25	900,000	890
	Belden, Inc., 5.25%, 7/15/24 144A	325,000	315

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Basic Materials continued

	Belden, Inc., 5.50%, 9/1/22 144A	3,450,000	3,424
	Berry Plastics Corp., 5.125%, 7/15/23	1,150,000	1,121
	Berry Plastics Corp., 5.50%, 5/15/22	4,205,000	4,221
	Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II, 6.00%, 6/15/17 144A	665,000	665
	BWAY Holding Co., 9.125%, 8/15/21 144A	2,890,000	2,977
	Clearwater Paper Corp., 5.375%, 2/1/25 144A	2,500,000	2,450
	Cleaver-Brooks, Inc., 8.75%, 12/15/19 144A	1,700,000	1,674
	Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	3,250,000	3,069
	DH Services Luxembourg Sarl, 7.75%, 12/15/20 144A	2,350,000	2,438
	Garda World Security Corp., 7.25%, 11/15/21 144A	520,000	499
	Graphic Packaging International, Inc., 4.75%, 4/15/21	820,000	828
	Graphic Packaging International, Inc., 4.875%, 11/15/22	1,925,000	1,935
	The Hillman Group, Inc., 6.375%, 7/15/22 144A	2,100,000	1,984
(c)	Interline Brands, Inc., 10.00%, 11/15/18	1,686,000	1,762
	Multi-Color Corp., 6.125%, 12/1/22 144A	3,125,000	3,195
	Mustang Merger Corp., 8.50%, 8/15/21 144A	1,750,000	1,776
	Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22 144A	425,000	420
	Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25 144A	2,350,000	2,297
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 5.75%, 10/15/20	2,405,000	2,465
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 6.875%, 2/15/21	775,000	808

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  109

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Basic Materials continued

Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 8.25%, 2/15/21	3,510,000	3,642
Sealed Air Corp., 4.875%, 12/1/22 144A	1,675,000	1,650
Sealed Air Corp., 5.125%, 12/1/24 144A	1,675,000	1,652
Sealed Air Corp., 6.50%, 12/1/20 144A	505,000	557
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc., 6.375%, 5/1/22 144A	3,575,000	3,468
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 144A	1,750,000	1,759

Total		64,936

Builders & Building Materials (2.2%)

American Builders & Contractors Supply Co., Inc., 5.625%, 4/15/21 144A	2,800,000	2,849
CPG Merger Sub LLC, 8.00%, 10/1/21 144A	1,650,000	1,705
HD Supply, Inc., 5.25%, 12/15/21 144A	1,700,000	1,724
Masonite International Corp., 5.625%, 3/15/23 144A	450,000	457
NCI Building Systems, Inc., 8.25%, 1/15/23 144A	1,325,000	1,411
Nortek, Inc., 8.50%, 4/15/21	2,550,000	2,722
RSI Home Products, Inc., 6.50%, 3/15/23 144A	1,750,000	1,763
USG Corp., 5.50%, 3/1/25 144A	50,000	50
USG Corp., 5.875%, 11/1/21 144A	2,500,000	2,631
USG Corp., 7.875%, 3/30/20 144A	835,000	894

Total		16,206

Capital Goods (0.9%)

Jurassic Holdings III, Inc., 6.875%, 2/15/21 144A	2,695,000	2,102
United Rentals North America, Inc., 4.625%, 7/15/23	500,000	490
United Rentals North America, Inc., 5.50%, 7/15/25	1,450,000	1,401
United Rentals North America, Inc., 5.75%, 11/15/24	1,300,000	1,281
United Rentals North America, Inc., 6.125%, 6/15/23	525,000	536

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Capital Goods continued

United Rentals North America, Inc., 7.375%, 5/15/20	585,000	624

Total		6,434

Chemicals (2.5%)

Ashland, Inc., 4.75%, 8/15/22	1,400,000	1,374
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B BV, 7.375%, 5/1/21 144A	2,775,000	2,973
Axiall Corp., 4.875%, 5/15/23	1,500,000	1,447
Celanese US Holdings LLC, 4.625%, 11/15/22	1,425,000	1,411
Eco Services Operations LLC/Eco Finance Corp., 8.50%, 11/1/22 144A	1,000,000	1,005
Hexion, Inc., 6.625%, 4/15/20	2,650,000	2,431
Hexion, Inc., 8.875%, 2/1/18	2,290,000	2,067
Huntsman International LLC, 4.875%, 11/15/20	1,905,000	1,900
Platform Specialty Products Corp., 6.50%, 2/1/22 144A	2,125,000	2,194
W.R. Grace & Co., 5.125%, 10/1/21 144A	775,000	781
W.R. Grace & Co., 5.625%, 10/1/24 144A	855,000	866

Total		18,449

Conglomerate & Diversified Manufacturing (1.9%)

ATS Automation Tooling Systems, Inc., 6.50%, 6/15/23 144A	975,000	996
EnerSys, 5.00%, 4/30/23 144A	750,000	742
Entegris, Inc., 6.00%, 4/1/22 144A	2,675,000	2,748
Gardner Denver, Inc., 6.875%, 8/15/21 144A	2,320,000	2,114
Milacron LLC/Mcron Finance Corp., 7.75%, 2/15/21 144A	750,000	772
Rexel SA, 5.25%, 6/15/20 144A	2,845,000	2,959
WESCO Distribution, Inc., 5.375%, 12/15/21	3,505,000	3,540

Total		13,871

Consumer Products & Retailing (6.7%)

1011778 BC ULC/New Red Finance, Inc., 4.625%, 1/15/22 144A	1,125,000	1,108
1011778 BC ULC/New Red Finance, Inc., 6.00%, 4/1/22 144A	4,050,000	4,161
Argos Merger Sub, Inc., 7.125%, 3/15/23 144A	3,150,000	3,300

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Consumer Products & Retailing continued

	Family Tree Escrow LLC, 5.25%, 3/1/20 144A	200,000	209
	Family Tree Escrow LLC, 5.75%, 3/1/23 144A	1,000,000	1,045
	FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/20	1,950,000	1,492
	First Quality Finance Co., Inc., 4.625%, 5/15/21 144A	2,285,000	2,136
	Jo-Ann Stores LLC, 8.125%, 3/15/19 144A	825,000	777
	L Brands, Inc., 5.625%, 2/15/22	620,000	653
	L Brands, Inc., 5.625%, 10/15/23	1,250,000	1,312
	Michaels Stores, Inc., 5.875%, 12/15/20 144A	3,825,000	4,007
(c)	Neiman Marcus Group, Ltd. LLC, 8.75%, 10/15/21 144A	2,000,000	2,147
	Neiman Marcus Group, LTD. LLC, 8.00%, 10/15/21 144A	260,000	274
(c)	New Academy Finance Co. LLC/New Academy Finance Corp., 8.00%, 6/15/18 144A	4,025,000	4,065
	NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc., 10.50%, 1/15/20	1,575,000	1,650
	Party City Holdings, Inc., 8.875%, 8/1/20	1,225,000	1,308
(c)	Petco Holdings, Inc., 8.50%, 10/15/17 144A	3,400,000	3,493
	Prestige Brands, Inc., 5.375%, 12/15/21 144A	2,850,000	2,850
	Rite Aid Corp., 6.125%, 4/1/23 144A	1,525,000	1,571
	Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	1,165,000	1,217
	Serta Simmons Holdings LLC, 8.125%, 10/1/20 144A	3,975,000	4,194
	Spectrum Brands, Inc., 5.75%, 7/15/25 144A	725,000	736
	Spectrum Brands, Inc., 6.125%, 12/15/24 144A	3,450,000	3,614
	Springs Industries, Inc., 6.25%, 6/1/21	1,700,000	1,662

	Total		48,981

	Electric Utilities (1.0%)

	Calpine Corp., 5.375%, 1/15/23	2,600,000	2,554
	Calpine Corp., 6.00%, 1/15/22 144A	455,000	481
	NRG Energy, Inc., 6.25%, 7/15/22	1,450,000	1,472
	NRG Energy, Inc., 6.25%, 5/1/24	1,100,000	1,092

The Accompanying Notes are an Integral Part of the Financial Statements.

110  High Yield Bond Portfolio

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Electric Utilities continued

NRG Energy, Inc., 8.25%, 9/1/20	270,000	283
TerraForm Power Operating LLC, 5.875%, 2/1/23 144A	1,125,000	1,142

Total		7,024

Energy (5.5%)

Antero Resources Corp., 5.125%, 12/1/22	1,090,000	1,030
Antero Resources Corp., 5.375%, 11/1/21	1,305,000	1,253
Antero Resources Corp., 5.625%, 6/1/23 144A	1,225,000	1,184
Berry Petroleum Co. LLC, 6.375%, 9/15/22	1,000,000	780
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.875%, 4/15/22	380,000	315
California Resources Corp., 5.00%, 1/15/20	645,000	568
California Resources Corp., 5.50%, 9/15/21	970,000	844
California Resources Corp., 6.00%, 11/15/24	1,615,000	1,389
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,425,000	1,429
Carrizo Oil & Gas, Inc., 7.50%, 9/15/20	620,000	653
CGG SA, 6.875%, 1/15/22	1,290,000	1,071
Chesapeake Energy Corp., 5.375%, 6/15/21	1,140,000	1,032
Chesapeake Energy Corp., 6.125%, 2/15/21	950,000	893
Chesapeake Energy Corp., 6.875%, 11/15/20	1,635,000	1,594
CrownRock LP, CrownRock Finance, Inc., 7.75%, 2/15/23 144A	525,000	559
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/21	1,180,000	381
EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	1,100,000	1,176
EP Energy LLC/Everest Acquisition Finance, Inc., 6.375%, 6/15/23 144A	675,000	677
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	350,000	367
Gulfport Energy Corp., 6.625%, 5/1/23 144A	500,000	506
Gulfport Energy Corp., 7.75%, 11/1/20	1,375,000	1,440
Halcon Resources Corp., 8.625%, 2/1/20 144A	700,000	691
Laredo Petroleum, Inc., 5.625%, 1/15/22	675,000	668
Laredo Petroleum, Inc., 6.25%, 3/15/23	400,000	407

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Laredo Petroleum, Inc., 7.375%, 5/1/22	350,000	368
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.625%, 12/1/21	1,785,000	1,446
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/1/19	270,000	211
Linn Energy LLC/Linn Energy Finance Corp., 6.50%, 9/15/21	490,000	367
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/1/21	1,215,000	945
Northern Oil and Gas, Inc., 8.00%, 6/1/20 144A	550,000	500
Northern Oil and Gas, Inc., 8.00%, 6/1/20	1,905,000	1,734
Oasis Petroleum, Inc., 6.50%, 11/1/21	1,645,000	1,637
Oasis Petroleum, Inc., 6.875%, 3/15/22	1,020,000	1,035
Range Resources Corp., 4.875%, 5/15/25 144A	996,000	968
Range Resources Corp., 5.75%, 6/1/21	955,000	981
Rice Energy, Inc., 6.25%, 5/1/22	1,850,000	1,836
RSP Permian, Inc., 6.625%, 10/1/22 144A	850,000	869
SandRidge Energy, Inc., 7.50%, 3/15/21	635,000	278
SandRidge Energy, Inc., 7.50%, 2/15/23	810,000	342
SandRidge Energy, Inc., 8.125%, 10/15/22	1,040,000	445
SM Energy Co., 5.625%, 6/1/25	175,000	173
SM Energy Co., 6.50%, 11/15/21	1,205,000	1,256
SM Energy Co., 6.50%, 1/1/23	490,000	502
W&T Offshore, Inc., 8.50%, 6/15/19	1,025,000	711
Whiting Petroleum Corp., 5.00%, 3/15/19	1,310,000	1,284
Whiting Petroleum Corp., 5.75%, 3/15/21	785,000	772

Total		39,567

Entertainment (0.9%)

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.375%, 6/1/24	2,680,000	2,710
Regal Entertainment Group, 5.75%, 3/15/22	660,000	667
Regal Entertainment Group, 5.75%, 2/1/25	775,000	757

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Entertainment continued

Six Flags Entertainment Corp., 5.25%, 1/15/21 144A	2,500,000	2,556

Total		6,690

Finance (2.2%)

AerCap Aviation Solutions BV, 6.375%, 5/30/17	1,005,000	1,064
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 4.625%, 7/1/22	950,000	952
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust, 5.00%, 10/1/21 144A	2,400,000	2,469
CIT Group, Inc., 5.00%, 5/15/17	455,000	469
CIT Group, Inc., 5.00%, 8/15/22	1,215,000	1,203
CIT Group, Inc., 5.25%, 3/15/18	1,680,000	1,737
CIT Group, Inc., 5.375%, 5/15/20	515,000	537
CIT Group, Inc., 5.50%, 2/15/19 144A	815,000	850
International Lease Finance Corp., 7.125%, 9/1/18 144A	1,550,000	1,728
International Lease Finance Corp., 8.75%, 3/15/17	2,180,000	2,385
Quicken Loans, Inc., 5.75%, 5/1/25 144A	2,550,000	2,442

Total		15,836

Food & Beverage (3.6%)

Acosta, Inc., 7.75%, 10/1/22 144A	4,275,000	4,307
Aramark Services, Inc., 5.75%, 3/15/20	4,585,000	4,787
B&G Foods, Inc., 4.625%, 6/1/21	1,350,000	1,330
Constellation Brands, Inc., 4.75%, 11/15/24	1,500,000	1,504
Dean Foods Co., 6.50%, 3/15/23 144A	1,525,000	1,555
H.J. Heinz Co., 4.875%, 2/15/25 144A	3,350,000	3,647
HJ Heinz Co., 4.25%, 10/15/20	1,000,000	1,021
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/21	3,000,000	2,955
Smithfield Foods, Inc., 5.875%, 8/1/21 144A	390,000	403
Smithfield Foods, Inc., 6.625%, 8/15/22	1,095,000	1,169
TreeHouse Foods, Inc., 4.875%, 3/15/22	425,000	428

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  111

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Food & Beverage continued

US Foods, Inc., 8.50%, 6/30/19	3,025,000	3,154

Total		26,260

Gaming/Leisure/Lodging (3.9%)

Boyd Gaming Corp., 6.875%, 5/15/23	1,250,000	1,281
Chester Downs & Marina LLC/ Chester Downs Finance Corp., 9.25%, 2/1/20 144A	1,300,000	1,014
Churchill Downs, Inc., 5.375%, 12/15/21	1,550,000	1,589
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/23	2,000,000	2,055
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	1,800,000	1,870
MGM Resorts International, 6.00%, 3/15/23	2,350,000	2,379
MGM Resorts International, 6.625%, 12/15/21	1,040,000	1,087
MGM Resorts International, 6.75%, 10/1/20	835,000	885
MGM Resorts International, 7.75%, 3/15/22	820,000	902
Penn National Gaming, Inc., 5.875%, 11/1/21	2,775,000	2,796
Pinnacle Entertainment, Inc., 7.50%, 4/15/21	2,625,000	2,779
Pinnacle Entertainment, Inc., 7.75%, 4/1/22	425,000	466
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/23 144A	325,000	319
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, 5.875%, 5/15/21 144A	3,865,000	3,904
Seminole Tribe of Florida, Inc., 7.804%, 10/1/20 144A	2,405,000	2,567
Station Casinos LLC, 7.50%, 3/1/21	2,225,000	2,381

Total		28,274

Healthcare (9.4%)

Air Medical Merger Sub Corp., 6.375%, 5/15/23 144A	1,850,000	1,739
AmSurg Corp., 5.625%, 7/15/22	2,325,000	2,345
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	805,000	825

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Healthcare continued

CHS/Community Health Systems, Inc., 6.875%, 2/1/22	1,185,000	1,250
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	715,000	758
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	2,615,000	2,756
Crimson Merger Sub, Inc., 6.625%, 5/15/22 144A	4,900,000	4,300
DaVita HealthCare Partners, Inc., 5.00%, 5/1/25	775,000	746
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	2,075,000	2,200
Emdeon, Inc., 11.00%, 12/31/19	1,300,000	1,411
Envision Healthcare Corp., 5.125%, 7/1/22 144A	3,330,000	3,355
HCA Holdings, Inc., 6.25%, 2/15/21	1,460,000	1,573
HCA, Inc., 4.25%, 10/15/19	900,000	921
HCA, Inc., 5.00%, 3/15/24	2,575,000	2,620
HCA, Inc., 5.375%, 2/1/25	2,250,000	2,287
HCA, Inc., 5.875%, 3/15/22	3,525,000	3,833
HCA, Inc., 5.875%, 5/1/23	2,020,000	2,146
HCA, Inc., 6.50%, 2/15/20	1,935,000	2,162
Hologic, Inc., 5.25%, 7/15/22 144A	950,000	970
LifePoint Health, Inc., 5.50%, 12/1/21	2,390,000	2,468
MPH Acquisition Holdings LLC, 6.625%, 4/1/22 144A	4,125,000	4,213
Omnicare, Inc., 4.75%, 12/1/22	1,975,000	2,094
Omnicare, Inc., 5.00%, 12/1/24	625,000	672
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 144A	2,025,000	2,055
Surgical Care Affiliates, Inc., 6.00%, 4/1/23 144A	2,125,000	2,125
Teleflex, Inc., 5.25%, 6/15/24	1,750,000	1,772
Tenet Healthcare Corp., 4.50%, 4/1/21	830,000	822
Tenet Healthcare Corp., 5.00%, 3/1/19 144A	655,000	655
Tenet Healthcare Corp., 6.00%, 10/1/20	1,285,000	1,370
Tenet Healthcare Corp., 6.75%, 2/1/20	1,045,000	1,092

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Healthcare continued

	Tenet Healthcare Corp., 6.75%, 6/15/23 144A	1,075,000	1,097
	Tenet Healthcare Corp., 8.125%, 4/1/22	2,505,000	2,739
	Truven Health Analytics, Inc., 10.625%, 6/1/20	1,650,000	1,728
	United Surgical Partners International, 9.00%, 4/1/20	1,575,000	1,681
	VWR Funding, Inc., 7.25%, 9/15/17	3,500,000	3,618

	Total		68,398

	Insurance (0.8%)

(c)	Hub Holdings LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19 144A	485,000	483
	HUB International, Ltd., 7.875%, 10/1/21 144A	4,370,000	4,457
	York Risk Services Holding Corp., 8.50%, 10/1/22 144A	1,025,000	903

	Total		5,843

	Media (12.4%)

	Altice Financing SA, 6.625%, 2/15/23 144A	600,000	596
	AMC Networks, Inc., 7.75%, 7/15/21	2,200,000	2,376
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.25%, 3/15/21	1,350,000	1,347
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 9/1/23	1,000,000	1,002
	CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	3,050,000	3,065
	CCO Holdings LLC/CCO Holdings Capital Corp., 6.50%, 4/30/21	1,285,000	1,344
	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/1/20	870,000	919
	CCO Holdings LLC/CCO Holdings Captial Corp., 5.375%, 5/1/25 144A	650,000	633
	CCO Holdings LLC/CCO Holdings Captial Corp., 5.875%, 5/1/27 144A	425,000	415
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.125%, 12/15/21 144A	2,460,000	2,234
	Cequel Communications Holdings I LLC/Cequel Capital Corp., 6.375%, 9/15/20 144A	1,685,000	1,674
	Clear Channel Worldwide Holdings, Inc., 6.50%, 11/15/22	3,875,000	4,035
	Cumulus Media Holdings, Inc., 7.75%, 5/1/19	1,150,000	1,055

The Accompanying Notes are an Integral Part of the Financial Statements.

112  High Yield Bond Portfolio

High Yield Bond Portfolio

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Media continued

	DISH DBS Corp., 5.00%, 3/15/23	1,110,000	1,027
	DISH DBS Corp., 5.875%, 7/15/22	1,080,000	1,058
	DISH DBS Corp., 5.875%, 11/15/24	900,000	865
(b)	DISH DBS Corp., 6.75%, 6/1/21	1,810,000	1,887
	Expo Event Transco, Inc., 9.00%, 6/15/21 144A	2,400,000	2,484
	Gray Television, Inc., 7.50%, 10/1/20	2,730,000	2,894
	IAC/InterActiveCorp, 4.75%, 12/15/22	2,500,000	2,450
	iHeartCommunications, Inc., 9.00%, 9/15/22	1,515,000	1,367
	Intelsat Jackson Holdings SA, 5.50%, 8/1/23	2,800,000	2,479
	Intelsat Jackson Holdings SA, 6.625%, 12/15/22	1,200,000	1,092
	Intelsat Jackson Holdings SA, 7.25%, 4/1/19	1,460,000	1,482
	Intelsat Jackson Holdings SA, 7.25%, 10/15/20	1,115,000	1,102
	Intelsat Luxembourg SA, 7.75%, 6/1/21	1,860,000	1,553
	Lamar Media Corp., 5.875%, 2/1/22	2,600,000	2,691
	LIN Television Corp., 5.875%, 11/15/22 144A	2,000,000	2,025
	LIN Television Corp., 6.375%, 1/15/21	840,000	859
	Nexstar Broadcasting, Inc., 6.125%, 2/15/22 144A	1,625,000	1,649
	Nielsen Finance LLC / Nielsen Finance Co., 4.50%, 10/1/20	3,000,000	2,985
	Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 144A	2,300,000	2,254
	Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.25%, 2/15/22	795,000	805
	Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.875%, 3/15/25	1,950,000	2,018
	Radio One, Inc., 7.375%, 4/15/22 144A	1,525,000	1,494
	Radio One, Inc., 9.25%, 2/15/20 144A	1,450,000	1,319
	Sinclair Television Group, Inc., 5.375%, 4/1/21	1,370,000	1,380
	Sinclair Television Group, Inc., 6.125%, 10/1/22	990,000	1,017
	Sinclair Television Group, Inc., 6.375%, 11/1/21	550,000	568
	Sirius XM Radio, Inc., 4.25%, 5/15/20 144A	645,000	642
	Sirius XM Radio, Inc., 4.625%, 5/15/23 144A	550,000	516

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Media continued

Sirius XM Radio, Inc., 5.375%, 4/15/25 144A	1,100,000	1,062
Sirius XM Radio, Inc., 5.75%, 8/1/21 144A	1,045,000	1,074
Sirius XM Radio, Inc., 5.875%, 10/1/20 144A	1,180,000	1,210
Sirius XM Radio, Inc., 6.00%, 7/15/24 144A	2,185,000	2,207
Southern Graphics, Inc., 8.375%, 10/15/20 144A	2,375,000	2,434
TEGNA, Inc., 4.875%, 9/15/21 144A	195,000	194
TEGNA, Inc., 5.125%, 10/15/19	785,000	809
TEGNA, Inc., 5.125%, 7/15/20	980,000	1,004
TEGNA, Inc., 5.50%, 9/15/24 144A	195,000	193
TEGNA, Inc., 6.375%, 10/15/23	700,000	729
Time, Inc., 5.75%, 4/15/22 144A	1,575,000	1,524
Townsquare Media, Inc., 6.50%, 4/1/23 144A	1,575,000	1,559
Tribune Media Co., 5.875%, 7/15/22 144A	1,900,000	1,914
Unitymedia GmbH, 6.125%, 1/15/25 144A	3,250,000	3,396
Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH, 5.00%, 1/15/25 144A	1,525,000	1,514
Virgin Media Finance PLC, 5.75%, 1/15/25 144A	1,250,000	1,250
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 144A	3,175,000	3,068
Ziggo Bond Finance BV, 5.875%, 1/15/25 144A	625,000	613

Total		90,411

Metals & Mining (0.5%)

ArcelorMittal, 6.125%, 6/1/25	925,000	922
Steel Dynamics, Inc., 5.125%, 10/1/21	620,000	621
Steel Dynamics, Inc., 5.50%, 10/1/24	930,000	930
Steel Dynamics, Inc., 6.125%, 8/15/19	540,000	569
Steel Dynamics, Inc., 6.375%, 8/15/22	540,000	565

Total		3,607

Oil & Gas (0.5%)

CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	1,100,000	1,100
Tesoro Corp., 5.125%, 4/1/24	1,725,000	1,734

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Oil & Gas continued

	Tesoro Corp., 5.375%, 10/1/22	555,000	563

	Total		3,397

	Other Holdings (–%)

(d)	General Motors Co. Escrow, 7.20%, 1/15/15	610,000	—
(d)	General Motors Co. Escrow, 8.375%, 7/15/33	4,865,000	—

	Total		—

	Pharmaceuticals (3.2%)

	Endo Finance LLC /Endo, Ltd./ Endo Finco, Inc., 6.00%, 2/1/25 144A	2,125,000	2,159
(n)	Endo Finance LLC/Endo, Ltd./Endo Finco, Inc., 6.00%, 7/15/23 144A	1,075,000	1,099
	Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	2,800,000	2,807
(c)	Jaguar Holding Co. I, 9.375%, 10/15/17 144A	2,410,000	2,461
	Jaguar Holding Co. II/ Jaguar Merger Sub, Inc., 9.50%, 12/1/19 144A	1,900,000	2,023
	Mallinckrodt International Finance SA, 4.75%, 4/15/23	825,000	770
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 4.875%, 4/15/20 144A	325,000	331
	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.50%, 4/15/25 144A	625,000	606
	Quintiles Transnational Corp., 4.875%, 5/15/23 144A	750,000	754
	Valeant Pharmaceuticals Internatinal, Inc., 6.125%, 4/15/25 144A	3,275,000	3,369
	Valeant Pharmaceuticals International, 6.375%, 10/15/20 144A	750,000	790
	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/20 144A	150,000	155
	Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23 144A	2,075,000	2,096
	Valeant Pharmaceuticals International, Inc., 5.625%, 12/1/21 144A	655,000	670
	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 144A	3,025,000	3,101

	Total		23,191

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  113

High Yield Bond Portfolio

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Pipelines (6.1%)

Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.125%, 11/15/22 144A	1,000,000	1,030
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.00%, 12/15/20	1,175,000	1,216
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.125%, 3/1/22	640,000	653
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.25%, 4/1/23 144A	600,000	624
Energy Transfer Equity LP, 5.875%, 1/15/24	2,500,000	2,592
Energy Transfer Equity LP, 7.50%, 10/15/20	2,020,000	2,278
Ferrellgas LP/Ferrellgas Finance Corp., 6.50%, 5/1/21	850,000	848
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	2,350,000	2,356
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 6/15/23 144A	650,000	653
Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 5/15/22 144A	1,050,000	1,092
Holly Energy Partners LP / Holly Energy Finance Corp., 6.50%, 3/1/20	1,175,000	1,172
Kinder Morgan, Inc., 5.625%, 11/15/23 144A	625,000	665
Markwest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 6/1/25	1,075,000	1,051
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/1/24	2,175,000	2,126
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 6.50%, 5/15/21	405,000	428
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp., 8.375%, 6/1/20	811,000	880
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	205,000	208
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	1,310,000	1,425

Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

Pipelines continued

Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/1/22	525,000	559
Rose Rock Midstream LP / Rose Rock Finance Corp., 5.625%, 7/15/22	2,100,000	2,053
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.625%, 11/15/23 144A	725,000	701
Sabine Pass Liquefaction LLC, 5.625%, 2/1/21	1,650,000	1,683
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	1,230,000	1,226
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 144A	700,000	693
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22	2,285,000	2,365
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.50%, 6/1/24	3,075,000	3,073
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.75%, 3/1/25	275,000	274
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.50%, 8/15/22	1,380,000	1,318
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/1/21	175,000	183
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 1/15/18 144A	525,000	537
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/1/22	547,000	569
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.625%, 10/1/20 144A	1,095,000	1,139
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	967,000	994
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.125%, 10/15/21	940,000	980
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 144A	1,125,000	1,164
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 2/15/23 144A	1,000,000	1,030

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued

	Williams Partners LP/ACMP Finance Corp., 4.875%, 3/15/24	1,600,000	1,572
	Williams Partners LP/ACMP Finance Corp., 6.125%, 7/15/22	890,000	946

	Total		44,356

	Real Estate Investment Trusts (0.1%)

	ESH Hospitality, Inc., 5.25%, 5/1/25 144A	725,000	705

	Total		705

	Services (1.7%)

	Garda World Security Corp., 7.25%, 11/15/21 144A	2,350,000	2,256
	Hearthside Group Holdings LLC/Hearthside Finance Co., 6.50%, 5/1/22 144A	3,175,000	3,032
	IHS, Inc., 5.00%, 11/1/22 144A	2,100,000	2,087
	The ServiceMaster Co. LLC, 7.00%, 8/15/20	4,750,000	5,017

	Total		12,392

	Technology (10.8%)

	Advanced Micro Devices, Inc., 7.00%, 7/1/24	2,505,000	2,117
	Audatex North America, Inc., 6.00%, 6/15/21 144A	3,140,000	3,226
	Audatex North America, Inc., 6.125%, 11/1/23 144A	1,605,000	1,649
	Blackboard, Inc., 7.75%, 11/15/19 144A	1,300,000	1,222
	Blue Coat Holdings, Inc., 8.375%, 6/1/23 144A	1,850,000	1,882
	BMC Software Finance, Inc., 8.125%, 7/15/21 144A	2,550,000	2,065
(c)	Boxer Parent Co., Inc., 9.00%, 10/15/19 144A	1,385,000	983
	CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	2,250,000	2,227
	CDW LLC/CDW Finance Corp., 6.00%, 8/15/22	2,250,000	2,323
	CommScope Technologies Finance LLC, 6.00%, 6/15/25 144A	650,000	648
	CommScope, Inc., 5.00%, 6/15/21 144A	460,000	449
	CommScope, Inc., 5.50%, 6/15/24 144A	3,825,000	3,720
	Compiler Finance Sub, Inc., 7.00%, 5/1/21 144A	1,750,000	1,330
	Corelogic, Inc., 7.25%, 6/1/21	2,500,000	2,644
	First Data Corp., 6.75%, 11/1/20 144A	1,185,000	1,252

The Accompanying Notes are an Integral Part of the Financial Statements.

114  High Yield Bond Portfolio

High Yield Bond Portfolio

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Technology continued

	First Data Corp., 7.375%, 6/15/19 144A	420,000	437
	First Data Corp., 8.25%, 1/15/21 144A	935,000	986
	First Data Corp., 8.75%, 1/15/22 144A	1,875,000	1,993
	First Data Corp., 11.25%, 1/15/21	1,012,000	1,123
	First Data Corp., 11.75%, 8/15/21	1,150,000	1,294
	Freescale Semiconductor, Inc., 5.00%, 5/15/21 144A	1,150,000	1,179
(c)	Igloo Holdings Corp., 8.25%, 12/15/17 144A	3,625,000	3,670
(c)	Infor Software Parent LLC/Infor Software Parent, Inc., 7.125%, 5/1/21 144A	5,760,000	5,774
	Infor US, Inc., 6.50%, 5/15/22 144A	2,175,000	2,213
	Interactive Data Corp., 5.875%, 4/15/19 144A	1,525,000	1,533
	Iron Mountain, Inc., 7.75%, 10/1/19	1,360,000	1,421
	Italics Merger Sub, Inc., 7.125%, 7/15/23 144A	1,850,000	1,827
	Magnachip Semiconductor Corp., 6.625%, 7/15/21	650,000	514
	Micron Technology, Inc., 5.25%, 8/1/23 144A	1,250,000	1,198
	Micron Technology, Inc., 5.25%, 1/15/24 144A	650,000	614
	MSCI, Inc., 5.25%, 11/15/24 144A	500,000	506
	NCR Corp., 4.625%, 2/15/21	675,000	677
	NCR Corp., 5.00%, 7/15/22	335,000	340
	NCR Corp., 5.875%, 12/15/21	2,150,000	2,215
	NCR Corp., 6.375%, 12/15/23	395,000	419
	Nuance Communications, Inc., 5.375%, 8/15/20 144A	2,500,000	2,513
	Open Text Corp., 5.625%, 1/15/23 144A	1,475,000	1,460
	Sabre GLBL, Inc., 5.375%, 4/15/23 144A	1,150,000	1,133
	Sensata Technologies BV, 5.625%, 11/1/24 144A	1,625,000	1,682
(c)	Sophia Holding Finance LP/Sophia Holding Finance, Inc., 9.625%, 12/1/18 144A	700,000	709
(n)	SS&C Technologies Holdings, Inc., 5.875%, 7/15/23 144A	775,000	783
	SunGard Data Systems, Inc., 6.625%, 11/1/19	2,525,000	2,607
	SunGard Data Systems, Inc., 7.625%, 11/15/20	1,230,000	1,285

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Technology continued

	TransUnion, 8.125%, 6/15/18	1,325,000	1,354
(c)	TransUnion, 9.625%, 6/15/18	3,000,000	3,008
	VeriSign, Inc., 4.625%, 5/1/23	1,225,000	1,178
	VeriSign, Inc., 5.25%, 4/1/25 144A	350,000	349
	Zebra Technologies Corp., 7.25%, 10/15/22 144A	2,725,000	2,950

	Total		78,681

	Telecommunications (4.9%)

	Altice SA, 7.625%, 2/15/25 144A	2,450,000	2,303
	Altice SA, 7.75%, 5/15/22 144A	1,150,000	1,113
	Altice US Finance I Corp., 5.375%, 7/15/23 144A	1,175,000	1,146
	Altice US Finance II Corp., 7.75%, 7/15/25 144A	650,000	630
	Digicel Group, Ltd., 7.125%, 4/1/22 144A	525,000	499
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	1,200,000	1,203
	Digicel, Ltd., 6.00%, 4/15/21 144A	1,260,000	1,215
	Level 3 Communications, Inc., 5.75%, 12/1/22	4,250,000	4,218
	Level 3 Financing, Inc., 5.375%, 5/1/25 144A	375,000	361
	Numericable-SFR SAS, 6.00%, 5/15/22 144A	1,295,000	1,276
	Numericable-SFR SAS, 6.25%, 5/15/24 144A	1,300,000	1,279
	Sprint Communications, Inc., 6.00%, 11/15/22	1,000,000	914
	Sprint Communications, Inc., 7.00%, 8/15/20	2,740,000	2,719
	Sprint Communications, Inc., 9.00%, 11/15/18 144A	1,630,000	1,841
	Sprint Corp., 7.125%, 6/15/24	650,000	603
	Sprint Corp., 7.25%, 9/15/21	2,610,000	2,545
	Sprint Corp., 7.875%, 9/15/23	1,965,000	1,916
	T-Mobile USA, Inc., 6.00%, 3/1/23	775,000	793
	T-Mobile USA, Inc., 6.125%, 1/15/22	575,000	594
	T-Mobile USA, Inc., 6.25%, 4/1/21	2,740,000	2,809
	T-Mobile USA, Inc., 6.375%, 3/1/25	1,035,000	1,058
	T-Mobile USA, Inc., 6.542%, 4/28/20	1,045,000	1,094
	T-Mobile USA, Inc., 6.625%, 11/15/20	1,410,000	1,466
	T-Mobile USA, Inc., 6.625%, 4/1/23	1,000,000	1,039

	Bonds (97.8%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	T-Mobile USA, Inc., 6.633%, 4/28/21	785,000	814
	T-Mobile USA, Inc., 6.731%, 4/28/22	365,000	381

	Total		35,829

	Transportation (0.5%)

	The Hertz Corp., 5.875%, 10/15/20	420,000	425
	The Hertz Corp., 6.25%, 10/15/22	3,050,000	3,096

	Total		3,521

	Total Bonds (Cost: $719,079)		711,557

	Common Stocks & Warrants (–%)

	Metals & Mining (–%)

(d)*	Patriot Coal Corp. Warrants	17,358	—

	Total		—

	Total Common Stocks & Warrants (Cost: $95)		—

	Total Investments (97.8%) (Cost: $719,174)(a)		711,557

	Other Assets, Less Liabilities (2.2%)		15,856

	Net Assets (100.0%)		727,413

The Accompanying Notes are an Integral Part of the Financial Statements.

High Yield Bond Portfolio  115

High Yield Bond Portfolio

*	Non-Income Producing

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the value of these securities (in thousands) was $333,584 representing 45.9% of the net assets.

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $719,174 and the net unrealized depreciation of investments based on that cost was $7,617 which is comprised of $8,037 aggregate gross unrealized appreciation and $15,654 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for when-issued securities.

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(m)	Amount is less than one thousand.

(n)	Security issued on a when-issued basis.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks & Warrants	$—	$—	$—
Corporate Bonds	—	711,557	—

Total	$—	$711,557	$—

116  High Yield Bond Portfolio

Multi-Sector Bond Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

The Portfolio invests in lower-quality securities, which may present a significant risk for loss of principal and interest. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds. Return of principal is not guaranteed. When interest rates rise, bond prices fall. With a fixed income fund, when interest rates rise, the value of the fund’s existing bonds drops, which could negatively affect overall fund performance.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

Investing in bonds issued by foreign corporations and governments carries additional risk, including foreign currency risk, and may increase the volatility of the Portfolio’s performance.

The Portfolio may use derivative instruments for hedging purposes or as alternatives to direct investments. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, market risk, credit risk, management risk and the risk of mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those instruments.

The Portfolio may also invest in municipal securities, which may be more sensitive to certain adverse conditions than other fixed income securities, may be or become illiquid, and may have yields which move differently and adversely compared to the yields of the overall debt securities markets.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Multi-Sector Bond Portfolio  117

Multi-Sector Bond Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,009.22	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,020.88	$3.96

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.79%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

118  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

	Autos & Vehicle Parts (0.6%)

	General Motors Financial Co., Inc., 2.625%, 7/10/17	800,000	809
	General Motors Holdings LLC, 3.45%, 4/10/22	500,000	490
	Magna International, Inc., 3.625%, 6/15/24	700,000	689
(c)	Schaeffler Holding Finance BV, 6.25%, 11/15/19 144A	300,000	316
(c)	Schaeffler Holding Finance BV, 6.75%, 11/15/22 144A	400,000	432
	ZF North America Capital, Inc., 4.50%, 4/29/22 144A	400,000	392
	ZF North America Capital, Inc., 4.75%, 4/29/25 144A	300,000	290

	Total		3,418

	Banking (16.0%)

	Ally Financial, Inc., 3.50%, 7/18/16	700,000	711
(k)	Ally Financial, Inc., 3.75%, 11/18/19	5,200,000	5,161
	Ally Financial, Inc., 5.125%, 9/30/24	800,000	802
	Banco Continental SA via Continental Senior Trustee II Cayman, Ltd., 5.75%, 1/18/17 144A	600,000	632
	Banco Santander Brasil SA/Cayman Islands, 4.625%, 2/13/17 144A	1,900,000	1,952
	Banco Santander Brasil SA/Cayman Islands, 4.625%, 2/13/17	200,000	205
	Banco Santander Chile, 3.875%, 9/20/22 144A	1,000,000	1,011
	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santander, 4.125%, 11/9/22 144A	2,750,000	2,738
	Banco Votorantim SA, 5.25%, 2/11/16 144A	2,700,000	2,737
	Bank of America Corp., 6.10%, 12/29/49	2,000,000	1,975
	Barclays Bank PLC, 7.625%, 11/21/22	2,000,000	2,278
	Barclays Bank PLC, 7.75%, 4/10/23	3,200,000	3,468

	Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

	Banking continued

(k)	Barclays PLC, 2.875%, 6/8/20	5,200,000	5,163
	BBVA Bancomer SA Texas, 4.375%, 4/10/24	3,200,000	3,238
	BPCE SA, 4.00%, 4/15/24	2,000,000	2,019
	BPCE SA, 4.50%, 3/15/25 144A	1,600,000	1,547
	BPCE SA, 4.625%, 7/11/24 144A	1,400,000	1,369
	Cantor Fitzgerald LP, 6.50%, 6/17/22 144A	200,000	206
	Cantor Fitzgerald LP, 7.875%, 10/15/19 144A	1,500,000	1,650
	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, 12/29/49 144A	200,000	254
	Corpbanca SA, 3.875%, 9/22/19 144A	1,400,000	1,420
(k)	Credit Agricole SA, 8.125%, 9/19/33	6,500,000	7,150
	Credit Suisse AG, 6.50%, 8/8/23 144A	2,200,000	2,406
	Credit Suisse AG, 6.50%, 8/8/23	1,700,000	1,859
	The Goldman Sachs Group, Inc., 3.75%, 5/22/25	100,000	99
	The Goldman Sachs Group, Inc., 4.00%, 3/3/24	400,000	407
	The Goldman Sachs Group, Inc., 5.75%, 1/24/22	400,000	455
	The Goldman Sachs Group, Inc., 6.75%, 10/1/37	850,000	997
	The Goldman Sachs Group, Inc., 7.50%, 2/15/19	400,000	470
	ING Bank NV, 5.80%, 9/25/23 144A	3,000,000	3,276
	Intesa Sanpaolo SpA, 2.375%, 1/13/17	800,000	804
	Intesa Sanpaolo SpA, 5.017%, 6/26/24 144A	500,000	486
	Intesa Sanpaolo SpA, 6.50%, 2/24/21 144A	4,100,000	4,677
	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.50%, 4/15/21 144A	500,000	499
	JPMorgan Chase & Co., 7.90%, 4/29/49	2,200,000	2,327

	Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

	Banking continued

(k)	KBC Bank NV, 8.00%, 1/25/23	4,600,000	5,037
	Macquarie Group, Ltd., 6.25%, 1/14/21 144A	300,000	342
	Morgan Stanley, 5.50%, 1/26/20	500,000	558
	Morgan Stanley, 7.30%, 5/13/19	400,000	471
	Royal Bank of Scotland Group PLC, 6.40%, 10/21/19	1,200,000	1,341
	The Royal Bank of Scotland PLC, 9.50%, 3/16/22	3,200,000	3,530
	Societe Generale SA, 4.25%, 4/14/25 144A	400,000	376
	UBS AG, 4.75%, 5/22/23	2,300,000	2,318
	UBS AG of Stamford Connecticut, 7.625%, 8/17/22	2,600,000	3,047
	UBS AG/Jersey, 7.25%, 2/22/22	2,700,000	2,841
	Wells Fargo & Co., 5.875%, 12/31/49	2,200,000	2,252
	Wells Fargo & Co., 7.98%, 3/29/49	3,100,000	3,360

	Total		91,921

	Basic Materials (0.6%)

	Georgia-Pacific LLC, 8.875%, 5/15/31	200,000	289
	Hamilton College, 4.75%, 7/1/13	100,000	86
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, 7.875%, 8/15/19	200,000	208
	Sappi Papier Holding GmbH, 7.75%, 7/15/17 144A	400,000	428
	Weyerhaeuser Co., 7.375%, 10/1/19	400,000	473
	Weyerhaeuser Co., 7.375%, 3/15/32	1,500,000	1,876

	Total		3,360

	Builders & Building Materials (0.5%)

	Associated Materials LLC/AMH New Finance, Inc., 9.125%, 11/1/17	400,000	332
	Cemex SAB de CV, 5.025%, 10/15/18 144A	900,000	947
	Cemex SAB de CV, 9.50%, 6/15/18 144A	1,300,000	1,433

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  119

Multi-Sector Bond Portfolio

Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

Builders & Building Materials continued

Owens Corning, Inc., 4.20%, 12/1/24	400,000	393

Total		3,105

Chemicals (0.2%)

Ashland, Inc., 3.875%, 4/15/18	500,000	514
Braskem Finance, Ltd., 5.75%, 4/15/21	700,000	667

Total		1,181

Consumer Products & Retailing (0.4%)

Altria Group, Inc., 10.20%, 2/6/39	418,000	688
CVS Pass-Through Trust, 4.704%, 1/10/36 144A	480,993	505
CVS Pass-Through Trust, 5.926%, 1/10/34 144A	824,521	946
CVS Pass-Through Trust, 7.507%, 1/10/32 144A	87,961	111
Sally Holdings LLC/Sally Capital, Inc., 6.875%, 11/15/19	100,000	105

Total		2,355

Electric Utilities (2.3%)

The AES Corp., 8.00%, 6/1/20	300,000	346
Bruce Mansfield Unit, 6.85%, 6/1/34	2,027,081	2,084
ContourGlobal Power Holdings SA, 7.125%, 6/1/19 144A	1,800,000	1,886
Dynegy, Inc., 7.625%, 11/1/24 144A	1,875,000	1,983
Exelon Generation Co. LLC, 4.25%, 6/15/22	500,000	512
FirstEnergy Corp., 7.375%, 11/15/31	800,000	975
NRG Energy, Inc., 7.625%, 1/15/18	3,400,000	3,727
Puget Energy, Inc., 5.625%, 7/15/22	200,000	225
SSE PLC, 5.625%, 9/29/49	1,600,000	1,658

Total		13,396

Energy (4.0%)

California Resources Corp., 5.00%, 1/15/20	700,000	616
California Resources Corp., 5.50%, 9/15/21	2,400,000	2,088
California Resources Corp., 6.00%, 11/15/24	400,000	344
CGG SA, 7.75%, 5/15/17	34,000	33

Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

Energy continued

Chesapeake Energy Corp., 3.525%, 4/15/19	4,400,000	4,026
EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	100,000	105
Harvest Operations Corp., 6.875%, 10/1/17	3,300,000	3,044
Nakilat, Inc., 6.067%, 12/31/33	1,700,000	1,961
Novatek Finance via Novatek Finance, Ltd., 6.604%, 2/3/21	1,600,000	1,595
Novatek OAO via Novatek Finance, Ltd., 4.422%, 12/13/22	3,590,000	3,082
Odebrecht Drilling Norbe VIII/IX, Ltd., 6.35%, 6/30/21	2,788,000	2,158
Petrofac, Ltd., 3.40%, 10/10/18 144A	100,000	99
Pride International, Inc., 8.50%, 6/15/19	500,000	590
Southwestern Energy Co., 3.30%, 1/23/18	100,000	103
Southwestern Energy Co., 4.05%, 1/23/20	1,900,000	1,953
Tullow Oil PLC, 6.25%, 4/15/22 144A	1,700,000	1,505

Total		23,302

Finance (5.1%)

AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 5.00%, 10/1/21 144A	1,500,000	1,543
Aviation Capital Group Corp., 3.875%, 9/27/16 144A	1,000,000	1,018
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16 144A	568,000	575
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22 144A	2,050,000	1,886
CIT Group, Inc., 3.875%, 2/19/19	800,000	794
CIT Group, Inc., 4.25%, 8/15/17	100,000	101
CIT Group, Inc., 5.25%, 3/15/18	2,700,000	2,791
GATX Corp., 4.75%, 6/15/22	200,000	213
General Electric Capital Corp., 6.25%, 12/29/49	2,300,000	2,516
International Lease Finance Corp., 5.875%, 4/1/19	1,400,000	1,493

	Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

	Finance continued

	International Lease Finance Corp., 6.75%, 9/1/16 144A	1,200,000	1,262
	Navient Corp., 4.875%, 6/17/19	2,600,000	2,574
	Navient Corp., 6.00%, 1/25/17	100,000	104
	Navient Corp., 6.25%, 1/25/16	907,000	925
(k)	Navient Corp., 8.45%, 6/15/18	4,500,000	5,001
	OneMain Financial Holdings, Inc., 6.75%, 12/15/19 144A	600,000	625
	OneMain Financial Holdings, Inc., 7.25%, 12/15/21 144A	600,000	622
	PHH Corp., 6.375%, 8/15/21	1,500,000	1,474
	SCF Capital, Ltd., 5.375%, 10/27/17 144A	300,000	288
	Springleaf Finance Corp., 5.75%, 9/15/16	300,000	310
	Springleaf Finance Corp., 6.50%, 9/15/17	700,000	734
	Springleaf Finance Corp., 6.90%, 12/15/17	2,200,000	2,332

	Total		29,181

	Gaming/Leisure/Lodging (1.0%)

(k)	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.50%, 3/1/25 144A	6,250,000	5,953

	Total		5,953

	Healthcare (1.2%)

	Boston Scientific Corp., 6.00%, 1/15/20	1,200,000	1,359
	CHS/Community Health Systems, Inc., 5.125%, 8/1/21	200,000	204
	HCA, Inc., 4.75%, 5/1/23	2,655,000	2,688
	HCA, Inc., 6.50%, 2/15/20	2,000,000	2,235
	Tenet Healthcare Corp., 4.50%, 4/1/21	300,000	297

	Total		6,783

	Insurance (0.5%)

	AXA SA, 8.60%, 12/15/30	2,000,000	2,680
	The Doctors Co., 6.50%, 10/15/23 144A	300,000	327

	Total		3,007

	Media (1.2%)

	CSC Holdings LLC, 7.625%, 7/15/18	800,000	876

The Accompanying Notes are an Integral Part of the Financial Statements.

120  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

Media continued

CSC Holdings LLC, 8.625%, 2/15/19	200,000	227
DISH DBS Corp., 5.125%, 5/1/20	3,800,000	3,843
Time Warner Cable, Inc., 5.875%, 11/15/40	300,000	290
Time Warner Cable, Inc., 6.75%, 6/15/39	200,000	214
UPCB Finance V, Ltd., 7.25%, 11/15/21 144A	180,000	194
UPCB Finance VI, Ltd., 6.875%, 1/15/22 144A	135,000	144
Viacom, Inc., 5.85%, 9/1/43	100,000	100
Virgin Media Secured Finance PLC, 5.25%, 1/15/21	700,000	738

Total		6,626

Metals & Mining (3.2%)

ALROSA Finance SA, 7.75%, 11/3/20	1,500,000	1,567
AngloGold Ashanti Holdings PLC, 5.375%, 4/15/20	100,000	101
AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	1,000,000	911
ArcelorMittal, 4.50%, 8/5/15	1,500,000	1,500
Barrick North America Finance LLC, 5.70%, 5/30/41	200,000	183
CONSOL Energy, Inc., 5.875%, 4/15/22	3,300,000	2,805
FMG Resources August 2006 PTY, Ltd., 9.75%, 3/1/22 144A	2,900,000	2,994
Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20	3,400,000	3,111
GTL Trade Finance, Inc., 5.893%, 4/29/24 144A	2,490,000	2,429
Severstal OAO Via Steel Capital SA, 4.45%, 3/19/18	1,000,000	966
Severstal OAO Via Steel Capital SA, 6.70%, 10/25/17	700,000	728
Vale Overseas, Ltd., 4.375%, 1/11/22	800,000	782
Vale Overseas, Ltd., 4.625%, 9/15/20	400,000	420

Total		18,497

Oil & Gas (0.6%)

BG Energy Capital PLC, 6.50%, 11/30/72	700,000	749
Borets Finance, Ltd., 7.625%, 9/26/18	2,700,000	2,376

Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

Oil & Gas continued

Reliance Holdings USA, Inc., 4.50%, 10/19/20	300,000	318

Total		3,443

Pharmaceuticals (0.5%)

Amgen, Inc., 5.375%, 5/15/43	900,000	955
Endo Finance LLC, 5.75%, 1/15/22 144A	300,000	303
Endo Finance LLC & Endo Finco, Inc., 5.375%, 1/15/23 144A	900,000	889
Hospira, Inc., 5.80%, 8/12/23	200,000	233
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.75%, 8/1/22 144A	400,000	409

Total		2,789

Pipelines (3.2%)

Hiland Partners LP/Hiland Partners Finance Corp., 5.50%, 5/15/22 144A	100,000	104
Hiland Partners LP/Hiland Partners Finance Corp., 7.25%, 10/1/20 144A	100,000	108
Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	2,382,000	2,446
Kinder Morgan, Inc., 7.75%, 1/15/32	916,000	1,050
Kinder Morgan, Inc., 8.25%, 2/15/16	100,000	104
Markwest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 6/1/25	700,000	684
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 4.875%, 12/1/24	600,000	587
Midcontinent Express Pipeline LLC, 6.70%, 9/15/19 144A	1,700,000	1,843
Regency Energy Partners LP/Regency Energy Finance Corp., 5.00%, 10/1/22	1,100,000	1,117
Regency Energy Partners LP/Regency Energy Finance Corp., 5.75%, 9/1/20	300,000	326
Rockies Express Pipeline LLC, 5.625%, 4/15/20 144A	1,000,000	1,023

	Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

	Pipelines continued

	Rockies Express Pipeline LLC, 6.85%, 7/15/18 144A	4,200,000	4,478
	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25 144A	3,400,000	3,366
	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	300,000	299
	Sabine Pass LNG LP, 7.50%, 11/30/16 144A	100,000	105
	Sabine Pass LNG LP, 7.50%, 11/30/16	100,000	105
(d)	Selectica, 8.75%, 11/15/15	500,000	—
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.875%, 10/1/20	469,000	482
	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 144A	100,000	104
	The Williams Cos., 7.50%, 1/15/31	200,000	219

	Total		18,550

	Real Estate Investment Trusts (0.5%)

	Deutsche Annington Finance BV, 5.00%, 10/2/23 144A	300,000	320
	Goodman Funding Pty., Ltd., 6.375%, 4/15/21 144A	1,000,000	1,148
	OMEGA Healthcare Investors, Inc., 4.50%, 1/15/25 144A	100,000	98
	OMEGA Healthcare Investors, Inc., 4.95%, 4/1/24	100,000	102
	SL Green Realty Corp., 5.00%, 8/15/18	1,100,000	1,178

	Total		2,846

	Services (0.3%)

	QVC, Inc., 4.375%, 3/15/23	500,000	492
	QVC, Inc., 4.85%, 4/1/24	100,000	100
	QVC, Inc., 5.45%, 8/15/34	800,000	726
	QVC, Inc., 5.95%, 3/15/43	600,000	567

	Total		1,885

	Technology (0.2%)

	Alliance Data Systems Corp., 5.25%, 12/1/17 144A	600,000	619
	CommScope, Inc., 4.375%, 6/15/20 144A	100,000	101

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio   121

Multi-Sector Bond Portfolio

	Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

	Technology continued

	Flextronics International, Ltd., 4.625%, 2/15/20	200,000	205
	NXP BV/NXP Funding LLC, 3.50%, 9/15/16 144A	400,000	404

	Total		1,329

	Telecommunications (5.3%)

	Altice Financing SA, 6.625%, 2/15/23 144A	200,000	199
	America Movil SAB de CV, 6.125%, 3/30/40	400,000	463
	American Tower Corp., 7.25%, 5/15/19	1,500,000	1,731
	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	700,000	985
	Digicel Group, Ltd., 8.25%, 9/30/20 144A	600,000	601
	Eileme 2 AB, 11.625%, 1/31/20 144A	600,000	666
	Millicom International Cellular SA, 6.625%, 10/15/21 144A	200,000	205
	Numericable-SFR SAS, 4.875%, 5/15/19 144A	400,000	396
	Numericable-SFR SAS, 6.00%, 5/15/22 144A	900,000	887
	Numericable-SFR SAS, 6.25%, 5/15/24 144A	2,400,000	2,361
	Qwest Corp., 7.25%, 9/15/25	500,000	571
	Sprint Communications, Inc., 7.00%, 8/15/20	700,000	695
	Sprint Corp., 7.125%, 6/15/24	2,700,000	2,505
(k)	Sprint Corp., 7.875%, 9/15/23	5,100,000	4,974
	Telecom Italia Capital SA, 7.721%, 6/4/38	1,400,000	1,575
	Telecom Italia SPA, 5.303%, 5/30/24 144A	2,500,000	2,491
	T-Mobile USA, Inc., 6.00%, 3/1/23	400,000	410
	T-Mobile USA, Inc., 6.25%, 4/1/21	2,700,000	2,767
	T-Mobile USA, Inc., 6.542%, 4/28/20	600,000	628
	Verizon Communications, Inc., 4.522%, 9/15/48 144A	100,000	88
	Verizon Communications, Inc., 4.672%, 3/15/55 144A	2,150,000	1,870
	Verizon Communications, Inc., 6.55%, 9/15/43	2,291,000	2,680

	Corporate Bonds (48.4%)	Shares/ $ Par	Value $ (000’s)

	Telecommunications continued

	Wind Acquisition Finance SA, 7.375%, 4/23/21 144A	1,000,000	1,011

	Total		30,759

	Transportation (1.0%)

	American Airlines Pass Through Trust, 3.70%, 10/1/26	582,415	582
	American Airlines Pass Through Trust, 5.25%, 1/31/21	144,558	155
	Asciano Finance, Ltd., 4.625%, 9/23/20 144A	500,000	530
	Asciano Finance, Ltd., 5.00%, 4/7/18 144A	800,000	857
	Continental Airlines Pass Through Trust, 4.75%, 1/12/21	79,929	85
	Continental Airlines Pass Through Trust, 7.25%, 11/10/19	224,355	260
	DP World Sukuk, Ltd., 6.25%, 7/2/17	200,000	215
	DP World, Ltd., 6.85%, 7/2/37	500,000	545
	Lima Metro Line 2 Finance, Ltd., 5.875%, 7/5/34 144A	600,000	613
	United Airlines Pass Through Trust, 4.30%, 8/15/25	97,690	101
	US Airways Pass-Through Trust, 5.90%, 10/1/24	1,293,165	1,461
	The Virgin Australia Trust, 5.00%, 10/23/23 144A	82,260	86

	Total		5,490

	Total Corporate Bonds (Cost: $279,507)		279,176

	Foreign Bonds (14.3%)	Par

	Autos & Vehicle Parts (0.6%)

(c),(f)	Schaeffler Holding Finance BV, 5.75%, 11/15/21 EUR	1,100,000	1,292
(f)	ZF North America Capital, Inc., 2.75%, 4/27/23 EUR	2,200,000	2,315

	Total		3,607

	Banking (3.7%)

(f)	Banca Monte dei Paschi di Siena SpA, 3.625%, 4/1/19 EUR	500,000	562
(f)	Banco Popolare SC, 3.50%, 3/14/19 EUR	600,000	687

	Foreign Bonds (14.3%)	Shares/ Par	Value $ (000’s)

	Banking continued

(f)	Banco Popular Espanol SA, 11.50%, 10/29/49 EUR	1,500,000	1,860
(f)	Bankia SA, 4.00%, 5/22/24 EUR	2,000,000	2,165
(f)	Barclays Bank PLC, 14.00%, 11/29/49 GBP	800,000	1,639
(f)	HBOS PLC, 5.374%, 6/30/21 EUR	600,000	756
(f)	LBG Capital No.1 PLC, 7.869%, 8/25/20 GBP	800,000	1,383
(f)	LBG Capital No.2 PLC, 15.00%, 12/21/19 EUR	700,000	1,178
(f)	Lloyds Bank PLC, 7.625%, 4/22/25 GBP	1,200,000	2,373
(f)	Nationwide Building Society, 10.25%, 6/29/49 GBP	1,200,000	2,437
(f)	Novo Banco SA, 5.00%, 4/4/19 EUR	100,000	113
(f)	Novo Banco SA, 5.00%, 4/23/19 EUR	1,800,000	2,037
(f)	Novo Banco SA, 5.00%, 5/14/19 EUR	1,269,000	1,427
(f)	Novo Banco SA, 5.00%, 5/21/19 EUR	300,000	340
(f)	Novo Banco SA, 5.00%, 5/23/19 EUR	800,000	904
(f)	Novo Banco SA, 5.875%, 11/9/15 EUR	200,000	223
(f)	Novo Banco SA, 7.00%, 3/4/16 EUR	500,000	555
(f)	Piraeus Group Finance PLC, 5.00%, 3/27/17 EUR	1,200,000	535

	Total		21,174

	Basic Materials (0.3%)

(f)	Crown European Holdings SA, 3.375%, 5/15/25 144A EUR	500,000	513
(f)	KP Germany Erste GmbH, 11.625%, 7/15/17 EUR	200,000	238
(f)	OI European Group BV, 6.75%, 9/15/20 EUR	200,000	257
(f)	SIG Combibloc Holdings SCA, 7.75%, 2/15/23 EUR	400,000	464

	Total		1,472

	Builders & Building Materials (0.3%)

(f)	Cemex SAB de CV, 4.375%, 3/5/23 144A EUR	1,400,000	1,500

	Total		1,500

The Accompanying Notes are an Integral Part of the Financial Statements.

122  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

	Foreign Bonds (14.3%)	Shares/ Par	Value $ (000’s)

	Chemicals (0.3%)

(f)	Ineos Finance PLC, 4.00%, 5/1/23 144A EUR	1,500,000	1,589

	Total		1,589

	Consumer Products & Retailing (1.8%)

(e),(f)	Co-operative Group Holdings, Ltd., 6.875%, 7/8/20 GBP	2,400,000	4,063
(e),(f)	Co-operative Group Holdings, Ltd., 7.50%, 7/8/26 GBP	1,300,000	2,229
(f)	Spirit Issuer PLC, 6.582%, 12/28/27 GBP	900,000	1,460
(f)	Stretford 79 PLC, 6.25%, 7/15/21 GBP	400,000	552
(f)	TeamSystem Holding SPA, 7.375%, 5/15/20 EUR	2,000,000	2,362

	Total		10,666

	Finance (0.4%)

(f)	Algeco Scotsman Global Finance PLC, 9.00%, 10/15/18 EUR	1,950,000	2,122
(f)	Stonegate Pub Co. Financing PLC, 5.31%, 4/15/19 144A GBP	100,000	158

	Total		2,280

	Insurance (0.8%)

(f)	CNP Assurances, 7.375%, 9/30/41 GBP	1,000,000	1,783
(f)	La Mondiale SAM, 5.05%, 12/29/49 EUR	2,300,000	2,597

	Total		4,380

	Media (2.2%)

(f)	Altice Financing SA, 5.25%, 2/15/23 EUR	2,800,000	3,137
(f)	LGE HoldCo VI BV, 7.125%, 5/15/24 EUR	1,600,000	1,982
(f)	Telenet Finance V Luxembourg SCA, 6.75%, 8/15/24 EUR	1,100,000	1,341
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 3.50%, 1/15/27 EUR	100,000	109
(e),(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 144A EUR	270,000	324
(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.625%, 4/15/23 EUR	180,000	216

	Foreign Bonds (14.3%)	Shares/ Par	Value $ (000’s)

	Media continued

(f)	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.75%, 1/15/23 EUR	90,000	108
(f)	Virgin Media Investment Holdings, Ltd., 5.125%, 1/15/25 144A GBP	700,000	1,083
(f)	Virgin Media Secured Finance PLC, 4.875%, 1/15/27 GBP	3,100,000	4,682

	Total		12,982

	Municipal Bonds (0.9%)

(f)	Heta Asset Resolution AG, 2.75%, 5/31/16 CHF	465,000	321
(f)	Heta Asset Resolution AG, 4.25%, 10/31/16 EUR	1,600,000	1,151
(f)	Heta Asset Resolution AG, 4.375%, 1/24/17 EUR	4,850,000	3,487

	Total		4,959

	Pharmaceuticals (0.2%)

(f)	Valeant Pharmaceuticals International, 4.50%, 5/15/23 EUR	1,200,000	1,295

	Total		1,295

	Structured Products (1.2%)

(f)	EMF-NL BV, 0.804%, 4/17/41 EUR	259,928	265
(f)	Enterprise Inns PLC, 6.875%, 5/9/20 GBP	1,000,000	1,591
(f)	Eurosail-NL BV, 1.504%, 10/17/40 EUR	177,056	197
(f)	Mitchells & Butlers Finance PLC, 1.021%, 12/15/30 GBP	81,555	119
(f)	Tesco Property Finance 2 PLC, 6.052%, 10/13/39 GBP	1,196,571	1,904
(f)	Tesco Property Finance 6 PLC, 5.411%, 7/13/44 GBP	898,487	1,291
(f)	The Unique Pub Finance Co. PLC, 6.542%, 3/30/21 GBP	969,120	1,599

	Total		6,966

	Telecommunications (1.5%)

(f)	Altice SA, 7.25%, 5/15/22 EUR	200,000	225
(f)	Koninklijke KPN NV, 6.125%, 3/29/49 EUR	1,500,000	1,775
(f)	Numericable Group SA, 5.375%, 5/15/22 EUR	100,000	113

	Foreign Bonds (14.3%)	Shares/ Par	Value $ (000’s)

	Telecommunications continued

(f)	Numericable Group SA, 5.625%, 5/15/24 EUR	100,000	113
(f)	Orange SA, 5.00%, 10/29/49 EUR	2,300,000	2,641
(f)	Telefonica Europe BV, 6.50%, 9/29/49 EUR	200,000	244
(f)	Telenet Finance III Luxembourg SCA, 6.625%, 2/15/21 144A EUR	100,000	117
(f)	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 144A EUR	100,000	120
(f)	Wind Acquisition Finance SA, 4.00%, 7/15/20 EUR	1,000,000	1,112
(f)	Wind Acquisition Finance SA, 7.00%, 4/23/21 EUR	1,900,000	2,188

	Total		8,648

	Transportation (0.1%)

(f)	Europcar Groupe SA, 11.50%, 5/15/17 EUR	700,000	868

	Total		868

	Total Foreign Bonds (Cost: $92,523)		82,386

	Governments (18.3%)

	Foreign Agencies (13.6%)

	AK Transneft OAO Via TransCapitalInvest, Ltd., 8.70%, 8/7/18	2,600,000	2,841
(f)	Banco do Brasil SA, 3.75%, 7/25/18 144A EUR	1,400,000	1,600
	Banco do Brasil SA/Cayman, 3.875%, 10/10/22	4,300,000	3,902
	Banco do Brasil SA/Cayman, 6.00%, 1/22/20 144A	200,000	213
	Banco Nacional de Desenvolvimento Economico e Social, 3.375%, 9/26/16 144A	700,000	705
	Banco Nacional de Desenvolvimento Economico e Social, 4.00%, 4/14/19 144A	2,100,000	2,121
	Banco Nacional de Desenvolvimento Economico e Social, 6.50%, 6/10/19	2,000,000	2,157
	CNOOC Finance 2015 Australia Pty, Ltd., 2.625%, 5/5/20	2,300,000	2,270

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  123

Multi-Sector Bond Portfolio

	Governments (18.3%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued

	Corporacion Nacional del Cobre de Chile, 4.875%, 11/4/44 144A	1,900,000	1,815
	Dolphin Energy, Ltd., 5.50%, 12/15/21 144A	1,500,000	1,700
	DP World, Ltd., 6.85%, 7/2/37 144A	200,000	218
	Ecopetrol SA, 7.375%, 9/18/43	1,400,000	1,467
	Ecopetrol SA, 7.625%, 7/23/19	720,000	834
	Eksportfinans ASA, 2.375%, 5/25/16	1,900,000	1,900
	Eksportfinans ASA, 5.50%, 5/25/16	200,000	206
	Eksportfinans ASA, 5.50%, 6/26/17	100,000	106
	Electricite de France SA, 5.25%, 1/29/49	1,700,000	1,702
	Electricite de France SA, 5.625%, 12/29/49 144A	500,000	508
(f)	Electricite de France SA, 5.00%, 1/22/49 EUR	100,000	116
	Gazprom Neft OAO Via GPN Capital SA, 6.00%, 11/27/23	3,000,000	2,753
	Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	1,200,000	1,202
	Gazprom OAO Via Gaz Capital SA, 8.625%, 4/28/34	1,200,000	1,338
	Gazprom Via Gaz Capital SA, 3.85%, 2/6/20	1,400,000	1,290
	Israel Electric Corp., Ltd., 7.25%, 1/15/19 144A	200,000	225
	Majapahit Holding BV, 7.25%, 6/28/17	100,000	109
	Majapahit Holding BV, 7.75%, 1/20/20 144A	900,000	1,041
	Majapahit Holding BV, 8.00%, 8/7/19 144A	700,000	806
	Nakilat, Inc., 6.267%, 12/31/33 144A	622,328	725
	Ooredoo International Finance, Ltd., 4.75%, 2/16/21 144A	1,300,000	1,409
	Pertamina Persero PT, 4.30%, 5/20/23 144A	600,000	575
	Peru Enhanced Pass-Through Finance, Ltd., 0.00%, 5/31/18 144A	80,689	77
	Perusahaan Listrik Negara PT, 5.50%, 11/22/21 144A	600,000	635

	Governments (18.3%)	Shares/ Par	Value $ (000’s)

	Foreign Agencies continued

	Petrobras Global Finance BV, 3.00%, 1/15/19	200,000	185
(k)	Petrobras Global Finance BV, 5.375%, 1/27/21	5,100,000	4,905
	Petrobras Global Finance BV, 5.75%, 1/20/20	300,000	297
	Petrobras Global Finance BV, 6.25%, 3/17/24	2,300,000	2,221
	Petrobras Global Finance BV, 6.85%, 6/5/15	700,000	574
	Petroleos de Venezuela SA, 5.375%, 4/12/27	3,500,000	1,199
	Petroleos de Venezuela SA, 5.50%, 4/12/37	5,200,000	1,784
(k)	Petroleos Mexicanos, 5.625%, 1/23/46 144A	11,500,000	10,738
	Petroleos Mexicanos, 6.50%, 6/2/41	2,000,000	2,080
	Petroleos Mexicanos, 6.625%, 6/15/35	2,500,000	2,669
	Ras Laffan Liquefied Natural Gas Co., 5.838%, 9/30/27 144A	3,500,000	3,969
(f)	Romanian Government International Bond, 2.875%, 10/28/24 EUR	900,000	993
(f)	Romanian Government International Bond, 3.625%, 4/24/24 EUR	700,000	821
	Russian Agricultural Bank OAO Via RSHB Capital SA, 5.298%, 12/27/17	2,000,000	1,966
	Russian Railways via RZD Capital, Ltd., 5.739%, 4/3/17	900,000	912
	SB Capital SA, 4.95%, 2/7/17	2,100,000	2,114
(f)	Sberbank Capital SA, 3.352%, 11/15/19 EUR	1,000,000	1,009
	Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	400,000	384
	Sberbank of Russia Via SB Capital SA, 5.717%, 6/16/21	200,000	190
(f)	United Mexican States, 4.00%, 3/15/21 EUR	700,000	677

	Total		78,253

	Governments (0.4%)

(f)	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/25 BRL	3,600,000	1,002

	Governments (18.3%)	Shares/ Par	Value $ (000’s)

	Governments continued

(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/17 BRL	3,344,000	1,022
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/21 BRL	650,000	188
(f)	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/1/23 BRL	47,000	13

	Total		2,225

	Yankee Sovereign (4.3%)

	Dominican Republic, 6.85%, 1/27/45	900,000	918
	Dominican Republic, 7.45%, 4/30/44	400,000	437
	Indonesia Government International Bond, 5.125%, 1/15/45	2,750,000	2,623
	Indonesia Government International Bond, 6.75%, 1/15/44	2,900,000	3,364
(k)	Mexico Government International Bond, 4.60%, 1/23/46	5,800,000	5,365
	Mexico Government International Bond, 4.75%, 3/8/44	1,800,000	1,710
	Panama Government International Bond, 6.70%, 1/26/36	1,900,000	2,347
	Panama Government International Bond, 8.125%, 4/28/34	100,000	134
	Republic of Columbia, 5.00%, 6/15/45	2,300,000	2,127
	Republic of Costa Rica, 7.00%, 4/4/44	700,000	677
	Republic of Costa Rica, 7.158%, 3/12/45	500,000	488
	Republic of El Salvador, 7.625%, 2/1/41	900,000	894
	Republic of El Salvador, 7.65%, 6/15/35	300,000	301
	Republic of Uruguay, 5.10%, 6/18/50	2,100,000	2,000
	Venezuela Government International Bond, 7.65%, 4/21/25	800,000	292
	Venezuela Government International Bond, 7.75%, 10/13/19	1,100,000	426
	Venezuela Government International Bond, 8.25%, 10/13/24	200,000	75
	Venezuela Government International Bond, 9.25%, 5/7/28	1,100,000	421

The Accompanying Notes are an Integral Part of the Financial Statements.

124  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Governments (18.3%)	Shares/ $ Par	Value $ (000’s)

Yankee Sovereign continued

Venezuela Government International Bond, 9.375%, 1/13/34	1,400,000	546

Total		25,145

Total Governments (Cost: $115,489)		105,624

Municipal Bonds (2.2%)

Municipal Bonds (2.2%)

Alameda County Joint Powers Authority, Series 2010-A, 7.046%, 12/1/44 RB	100,000	133
American Municipal Power, Inc., Series 2010-B, 7.834%, 2/15/41 RB	100,000	139
Bay Area Toll Authority, Series 2010-S1, 6.918%, 4/1/40 RB	200,000	260
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/30 RB	100,000	81
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 5.875%, 6/1/47 RB	900,000	695
Buckeye Tobacco Settlement Financing Authority, Series 2007-A2, 6.50%, 6/1/47 RB	300,000	253
California State, Series 2010, 7.30%, 10/1/39 GO	200,000	283
California State, Series 2010, 7.95%, 3/1/36 GO	1,100,000	1,331
City of Riverside, Series 2010-A, 7.605%, 10/1/40 RB	200,000	272
Golden State Tobacco Securitization Corp., Series 2007-A2, 5.30%, 6/1/37 RB	100,000	79
Golden State Tobacco Securitization Corp., Series 2007-A1, 5.75%, 6/1/47 RB	100,000	82
Indiana Finance Authority, Series 2009-B, 6.596%, 2/1/39 RB	300,000	387

Municipal Bonds (2.2%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Irvine Ranch California Water District, Series 2010-B, 6.622%, 5/1/40 GO	100,000	129
Los Angeles County California Public Works Financing Authority, Series 2010-B, 7.618%, 8/1/40 RB	200,000	274
Metropolitan Government of Nashville & Davidson County Tennessee, Series 2010-B, 6.568%, 7/1/37 RB	100,000	128
Municipal Electric Authority of Georgia, 6.655%, 4/1/57 RB	200,000	234
New York City Transitional Finance Authority, Series 2011-A1, 5.508%, 8/1/37 RB	300,000	358
New York Metropolitan Transportation Authority, Series 2010-A2, 6.089%, 11/15/40 RB	500,000	635
New York State Urban Development Corp., Series 2009-E, 5.77%, 3/15/39 RB	100,000	118
Orange County California Local Transportation Authority, Series 2010-A, 6.908%, 2/15/41 RB	200,000	268
Port Authority New York & New Jersey, Series 168, 4.926%, 10/1/51 RB, GO OF AUTH	200,000	217
Port Authority New York & New Jersey, Series 2010, 5.647%, 11/1/40 RB, GO OF AUTH	1,100,000	1,294
San Diego County Regional Airport Authority, Series 2010-C, 6.628%, 7/1/40 RB	100,000	114
San Diego Redevelopment Agency, Series 2010-A, 7.625%, 9/1/30 TRAN	100,000	110

Municipal Bonds (2.2%)	Shares/ $ Par	Value $ (000’s)

Municipal Bonds continued

Tobacco Securitization Authority of Southern California, Series 2006-A, 5.00%, 6/1/37 RB	100,000	83
Tobacco Settlement Finance Authority of West Virginia, Series 2007-A, 7.467%, 6/1/47 RB	1,160,000	974
Tobacco Settlement Financing Corp., Series 2007A, 6.706%, 6/1/46 RB	3,340,000	2,443
Triborough Bridge & Tunnel Authority, Series 2010-A2, 5.55%, 11/15/40 RB, GO OF AUTH	800,000	920
University of California Regents Medical Center, Series 2010-H, 6.548%, 5/15/48 RB	100,000	124

Total Municipal Bonds (Cost: $10,939)		12,418

Structured Products (5.8%)

Structured Products (5.8%)

ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4, 0.837%, 7/25/35	100,000	84
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2, 0.982%, 1/25/35	83,390	80
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1, 1.087%, 12/25/34	94,900	86
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2, 1.187%, 3/25/35	296,516	273
Aircraft Certificate Owner Trust, Series 2003-1A, Class E, 7.001%, 9/20/22 144A	296,579	317
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1, 1.923%, 9/25/45	8,319	8

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  125

Multi-Sector Bond Portfolio

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1, 1.057%, 7/25/34	45,880	41
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC20-HE5, Class M4, 1.087%, 6/25/35	200,000	171
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1, 1.431%, 8/15/33	48,299	46
Banc of America Commercial Mortgage Trust, Series 2007-3, Class A4, 5.749%, 6/10/49	100,000	106
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.936%, 2/10/51	69,966	75
Banc of America Funding Trust, Series 2007-D, Class 1A4, 0.417%, 6/20/47	173,227	165
Banc of America Funding Trust, Series 2007-6, Class A1, 0.477%, 7/25/37	141,202	122
Banc of America Funding Trust, Series 2005-H, Class 5A1, 2.62%, 11/20/35	259,655	230
Barclays Capital LLC, Series 2009-RR14, Class 2A2, 4.859%, 7/26/36 144A	86,001	69
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A, 2.813%, 7/25/34	24,313	24
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1, 4.184%, 11/25/36	350,673	267
Bear Stearns Asset Backed Securities I Trust, Series 07-AQ1, Class A1, 0.295%, 11/25/36	21,668	21
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2, 0.387%, 12/25/36	78,404	71
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2, 0.387%, 4/25/37	453,794	435

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1, 0.615%, 11/25/35	100,000	97
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1, 1.437%, 8/25/37	355,786	324
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A, 0.677%, 7/25/35	71,101	70
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A2, 5.844%, 6/11/40	24,280	24
CD Commercial Mortgage Trust, Series 2006-CD2, Class A1B, 5.481%, 1/15/46	1,088,686	1,104
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3, 6.00%, 9/25/37	12,741	13
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C, 0.397%, 12/25/36	100,000	73
Citigroup Mortgage Loan Trust, Series 2007-10, Class 22AA, 2.757%, 9/25/37	36,541	33
Citigroup Mortgage Loan Trust, Series 2007-10, Class 2A3A, 2.979%, 9/25/37	178,324	148
Citigroup Mortgage Loan Trust, Inc., Series 05-HE3, Class M2, 0.667%, 9/25/35	300,000	283
Countrywide Alternative Loan Trust, Series 2007-0A3, Class 1A1, 0.327%, 4/25/47	75,707	63
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A, 0.347%, 12/25/46	40,870	42
Countrywide Alternative Loan Trust, Series 2006-0A12, Class A1B, 0.377%, 9/20/46	50,085	41

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Countrywide Alternative Loan Trust, Series 2006-0A17, Class 1A1A, 0.382%, 12/20/46	73,809	56
Countrywide Alternative Loan Trust, Series 2006-0A9, Class 2A1A, 0.397%, 7/20/46	22,424	17
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.517%, 11/20/35	16,064	13
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1, 1.638%, 1/25/36	40,580	37
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A, 3.257%, 7/25/46	24,134	20
Countrywide Alternative Loan Trust, Series 2003-19CB, Class 2A1, 4.50%, 9/25/18	5,651	6
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1, 5.404%, 5/25/36	33,539	29
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3, 5.50%, 1/25/36	552,984	491
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.75%, 1/25/35	51,320	52
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2, 6.00%, 5/25/37	442,397	363
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1, 6.50%, 8/25/32	36,362	36
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A2, 0.287%, 8/25/37	4,277	4
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3, 0.327%, 7/25/37	100,000	81

The Accompanying Notes are an Integral Part of the Financial Statements.

126  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Countrywide Asset-Backed Certificates, Series 2006-7, Class 2A3, 0.337%, 4/25/46	273,467	263
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3, 0.357%, 5/25/37	516,638	462
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A2, 0.367%, 8/25/36	534,403	525
Countrywide Asset-Backed Certificates, Series 2005-17, Class 4A2A, 0.445%, 5/25/36	1,236	1
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3, 0.477%, 7/25/36	100,000	88
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3, 0.477%, 8/25/36	200,000	177
Countrywide Asset-Backed Certificates, Series 2005-AB, Class 2A4, 0.537%, 3/25/36	119,017	110
Countrywide Asset-Backed Certificates, Series 2005-14, Class 3A3, 0.537%, 4/25/36	131,150	129
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6, 4.74%, 10/25/35	75,646	77
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5, 5.034%, 7/25/36	100,000	77
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1, 1.118%, 4/25/46	60,968	35
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1X, 2.47%, 12/20/35	21,422	17
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1, 4.876%, 10/25/35	40,887	35

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1, 6.00%, 5/25/36	326,764	299
Countrywide Home Loan Mortgage Pass Through Trust, Series 06-16, Class 2A1, 6.50%, 11/25/36	48,007	44
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 6.147%, 9/15/39	139,111	148
Dryden Senior Loan Fund, Series 2011-22A, Class A1R, 1.445%, 1/15/22 144A	495,123	494
Federal National Mortgage Association, Series 2003-W6, Class F, 0.537%, 9/25/42	39,582	39
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4, 0.327%, 9/25/36	171,129	161
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4, 0.337%, 7/25/36	41,705	39
First Franklin Mortgage Loan Trust, Series 2005-FF12, Class A2B, 0.447%, 11/25/36	1,065,030	1,050
First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 2A1, 5.00%, 10/25/20	18,552	18
First Horizon Mortgage Pass-Through Trust, Series 2007-2, Class 1A5, 5.75%, 5/25/37	679,049	579
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class A4, 5.543%, 12/10/49	100,000	104
GSAA Home Equity Trust, Series 2006-4, Class 4A2, 0.417%, 3/25/36	26,848	25
GSAMP Trust, Series 2007-NC1, Class A2A, 0.237%, 12/25/46	21,707	13
GSAMP Trust, Series 2007-FM2, Class A2B, 0.277%, 1/25/37	262,051	156
GSAMP Trust, Series 04-WF, Class M2, 1.837%, 10/25/34	127,142	118

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.701%, 1/25/36	6,865	6
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1, 2.703%, 9/25/35	26,365	27
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1, 2.712%, 3/25/47	31,239	27
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.00%, 2/25/36	275,123	223
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.428%, 6/19/35	54,622	47
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.498%, 11/19/35	24,066	20
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4, 0.527%, 4/25/37	500,000	311
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.437%, 3/25/35	19,503	17
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4, 0.577%, 11/25/35	300,000	212
IndyMac Index Mortgage Loan Trust, Series 2005-AR12, Class 2A1A, 0.427%, 7/25/35	4,539	4
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, 0.487%, 7/25/35	24,713	22
IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 5A1, 2.525%, 10/25/34	53,698	51
ING Investment Management CLO, Ltd., Series 2006-3A, Class A1, 0.526%, 12/13/20 144A	505,258	503
IXIS Real Estate Capital Trust, Series 2005-HE1, Class M3, 0.967%, 6/25/35	44,882	44

The Accompanying Notes are an Integral Part of the Financial Statements.

Multi-Sector Bond Portfolio  127

Multi-Sector Bond Portfolio

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1, 2.55%, 7/25/35	40,307	40
JP Morgan Mortgage Trust, Series 2005-ALT1, Class 2A1, 2.796%, 10/25/35	27,925	25
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, 5.061%, 6/25/37	174,950	159
JP Morgan Resecuritization Trust, Series 2009-10, Class 4A1, 0.68%, 3/26/37 144A	178,868	175
Lehman XS Trust, Series 2005-4, Class 1A3, 0.985%, 10/25/35	44,504	41
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1, 0.357%, 2/25/37	29,538	27
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3, 0.567%, 8/25/35	98,653	89
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, 0.637%, 2/25/47	1,347,108	965
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 2.477%, 2/25/36	16,582	16
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1, 5.238%, 12/25/35	525,917	481
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 5.37%, 5/25/36	49,408	46
Morgan Stanley ABS Capital I, Inc. Trust, Series 2006-HE8, Class A2C, 0.327%, 10/25/36	89,483	53
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE5, Class A2C, 0.437%, 3/25/37	87,313	49
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-HE7, Class A2C, 0.507%, 11/25/35	45,220	44

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5, 1.177%, 6/25/35	300,000	268
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A31, 5.439%, 2/12/44	17,106	17
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1, 1.087%, 7/25/32	19,630	19
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1, 1.537%, 2/25/33	62,271	59
Morgan Stanley Mortgage Loan Trust, Series 2005-5AR, Class 1A1, 0.457%, 9/25/35	6,681	7
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A, 2.466%, 7/25/35	636,428	545
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.90%, 8/25/35	35,889	35
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCW2, Class M1, 0.687%, 7/25/35	100,000	99
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2, 0.98%, 8/25/35	400,000	374
Residential Accredit Loans, Inc., Series 2007-QA1, Class A1, 0.327%, 1/25/37	49,989	41
Residential Accredit Loans, Inc., Series 2006-QA7, Class 1A1, 0.377%, 8/25/36	22,825	18
Residential Accredit Loans, Inc., Series 2006-QA8, Class A1, 0.377%, 9/25/36	49,860	39
Residential Accredit Loans, Inc., Series 2005-QA3, Class NB2, 3.087%, 3/25/35	440,885	382

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00%, 10/25/34	462,085	484
Residential Asset Mortgage Products, Series 2006-NC2, Class A2, 0.377%, 2/25/36	26,311	26
Residential Asset Mortgage Products, Series 2007-RP4, Class A, 0.535%, 11/25/46 144A	390,359	336
Residential Asset Mortgage Products, Series 2005-EFC4, Class M3, 0.667%, 9/25/35	300,000	268
Residential Asset Securities Corp., Series 2007-KS1, Class A3, 0.337%, 1/25/37	429,181	393
Residential Asset Securities Corp., Series 2007-KS3, Class AI4, 0.527%, 4/25/37	1,600,000	1,124
Residential Asset Securities Corp., Series 06-EMX1, Class M1, 0.597%, 1/25/36	200,000	175
Rio Oil Finance Trust, 6.25%, 7/6/24 144A	2,400,000	2,358
Securitized Asset Backed Receivables LLC Trust, Series 05-FR5, Class A1B, 0.467%, 8/25/35	203,059	201
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2, 1.147%, 1/25/36	171,200	142
SLM Private Education Loan Trust, Series 2012-D, Class A1, 1.235%, 6/15/23 144A	24,913	25
SLM Private Education Loan Trust, Series 2011-B, Class A3, 2.435%, 6/16/42 144A	100,000	106
SLM Private Education Loan Trust, Series 2010-A, Class 1A, 3.20%, 5/16/44 144A	47,507	49
Soundview Home Loan Trust, Series 06-3, Class A3, 0.347%, 11/25/36	578,307	490

The Accompanying Notes are an Integral Part of the Financial Statements.

128  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Soundview Home Loan Trust, Series 06-OPT2, Class A4, 0.467%, 5/25/36	200,000	159
Soundview Home Loan Trust, Series 06-2, Class M2, 0.537%, 3/25/36	400,000	326
Soundview Home Loan Trust, Series 2005-3, Class M3, 1.012%, 6/25/35	300,000	269
Specialty Underwriting & Residential Finance Trust, Series 05-BC2, Class M3, 1.162%, 12/25/35	600,000	529
Structured Adjustable Rate Mortgage Loan Trust, Series 05-19XS, Class 1A1, 0.507%, 10/25/35	145,165	126
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3, 0.337%, 9/25/36	55,989	45
Structured Asset Investment Loan Trust, Series 2005-5, Class M2, 0.877%, 6/25/35	100,000	96
Structured Asset Investment Loan Trust, Series 05-7, Class M2, 0.952%, 8/25/35	500,000	370
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1, 0.367%, 7/25/46	501,788	401
Structured Asset Mortgage Investments II Trust, Series 05-AR8, Class A2, 1.594%, 2/25/36	1,032,616	912
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-BC3, Class 2A2, 0.327%, 5/25/47	283,712	274
Structured Asset Securities Corp. Mortgage Loan Trust, Series 06-BC4, Class A4, 0.357%, 12/25/36	770,626	670
Structured Asset Securities Corp. Mortgage Loan Trust, Series 07-WF1, Class A6, 0.397%, 2/25/37	214,741	190

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL2, Class M1, 0.557%, 4/25/36 144A	100,000	86
Structured Asset Securities Corp. Trust, Series 2005-1, Class 1A1, 0.537%, 2/25/35	81,230	76
Structured Asset Securitization Corp. Mortgage Pass Through Certificates, Series 2004-3, Class 4A1, 5.666%, 3/25/34	14,169	15
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1, 0.837%, 12/25/35	45,355	35
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A, 0.447%, 3/25/36 144A	2,873,454	2,624
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A1A, 5.557%, 3/15/45	860,902	878
WaMu Mortgage Pass Through Certificates, Series 06-AR8, Class 2A1, 2.246%, 8/25/36	28,749	25
WaMu Mortgage Pass Through Certificates, Series 2006-AR2, Class 1A1, 2.322%, 3/25/36	575,602	531
WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.393%, 2/25/33	3,534	3
WaMu Mortgage Pass Through Certificates, Series 2007-HY1, Class 3A1, 4.362%, 2/25/37	10,324	10
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 3A3, 6.043%, 10/25/36	58,753	49
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2, 0.858%, 4/25/47	678,096	531

Structured Products (5.8%)	Shares/ $ Par	Value $ (000’s)

Structured Products continued

Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1, 2.707%, 7/25/37	151,419	128
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.61%, 7/25/36	442,881	418
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1, 2.614%, 11/25/37	171,547	150
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1, 2.617%, 3/25/35	57,327	58
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1, 2.713%, 4/25/36	230,128	216

Total Structured Products (Cost: $33,753)		33,498

Bank Loan Obligations (3.7%)

Bank Loan Obligations (3.7%)

Albertson’s Holdings LLC, 5.00%, 8/8/19	1,192,000	1,196
Avago Technologies Cayman, Ltd., 3.75%, 5/6/21	692,256	693
Charter Communications Operating LLC, 3.00%, 7/1/20	2,162,196	2,133
CommScope, Inc., 3.75%, 5/21/20	200,000	200
Crown Castle Operating Co., 3.00%, 1/31/21	1,366,802	1,358
CSC Holdings LLC, 2.50%, 4/17/20	1,104,300	1,093
Dell International, 4.00%, 4/29/20	3,974,747	3,970
Endo Luxembourg Finance, 3.75%, 6/11/22	1,200,000	1,203
Grifols Worldwide Operations USA, Inc., 3.00%, 3/27/21	691,250	691
H.J. Heinz Co., 3.50%, 6/5/20	2,636,882	2,636
Hilton Worldwide Finance LLC, 3.50%, 10/25/20	1,616,564	1,615
Intelsat Jackson Holdings SA, 3.75%, 6/30/19	100,000	99

The Accompanying Notes are an Integral Part of the Financial Statements.

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Multi-Sector Bond Portfolio

	Bank Loan Obligations (3.7%)	Shares/ Par	Value $ (000’s)

	Bank Loan Obligations continued

	Las Vegas Sands LLC, 3.25%, 12/19/20	497,224	495
	MGM Resorts International, 3.50%, 12/20/19	497,449	494
	NRG Energy, Inc., 2.75%, 7/1/18	870,991	863
	Rise, Ltd., 4.75%, 2/15/39	733,646	738
	Valeant Pharmaceuticals International, Inc., 4.00%, 3/13/22	598,500	598
(f)	Ziggo BV, 3.50%, 1/15/22 EUR	1,000,000	1,110

	Total Bank Loan Obligations (Cost: $21,450)		21,185

	Short-Term Investments (7.5%)	Shares/ Par	Value $ (000’s)

	Governments (7.5%)

(b)	US Treasury Bill, 0.01%, 8/6/15	11,200,000	11,200
(b)	US Treasury Bill, 0.01%, 9/3/15	6,400,000	6,400
(b)	US Treasury Bill, 0.01%, 9/17/15	8,150,000	8,150
(b)	US Treasury Bill, 0.01%, 9/24/15	3,956,000	3,956
(b)	US Treasury Bill, 0.01%, 10/8/15	3,900,000	3,900
(b)	US Treasury Bill, 0.01%, 10/15/15	200,000	200
(b)	US Treasury Bill, 0.01%, 11/19/15	200,000	200
(b)	US Treasury Bill, 0.03%, 9/10/15	9,315,000	9,316

	Total		43,322

	Total Short-Term Investments (Cost: $43,319)		43,322

	Total Investments (100.2%) (Cost: $596,980)(a)		577,609

	Other Assets, Less Liabilities (-0.2%)		(1,268)

	Net Assets (100.0%)		576,341

144A after the name of a security represents a security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015 the value of these securities (in thousands) was $126,316 representing 22.0% of the net assets.

GO — General Obligation

RB — Revenue Bond

TRAN — Tax Allocation Bond

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

EUX — Eurex Exchange

OTC — Over-the-Counter

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $596,980 and the net unrealized depreciation of investments based on that cost was $19,371 which is comprised of $7,728 aggregate gross unrealized appreciation and $27,099 aggregate gross unrealized depreciation.

The Accompanying Notes are an Integral Part of the Financial Statements.

130  Multi-Sector Bond Portfolio

Multi-Sector Bond Portfolio

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
Euro Bund Future (Long) (Total Notional Value at June 30, 2015, $3,903)	23	9/15	$(80)
Euro Buxl Future (Long) (Total Notional Value at June 30, 2015, $1,056)	6	9/15	(82)
Euro-Bobl Future Medium-Term (Long) (Total Notional Value at June 30, 2015, $15,256)	105	9/15	79
US Five Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2015, $5,866)	49	9/15	(22)
US Ten Year Treasury Note Futures (Long) (Total Notional Value at June 30, 2015, $29,471)	232	9/15	(200)
US Ultra Long Treasury Bond Futures (Long) (Total Notional Value at June 30, 2015, $2,072)	13	9/15	(69)
Put Options Strike at EUR 150 on Euro-Bund 10-Year Bond Futures (Short)	123	8/15	(46)

(c)	PIK - Payment In Kind

(d)	Defaulted Security

(e)	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

(f)	Foreign Bond — par value is foreign denominated

(h)	Forward foreign currency contracts outstanding on June 30, 2015.

Type	Counterparty	Currency	Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas SA	BRL	7,054	7/15	$—		$(5)	$(5)
Sell	JP Morgan Chase Bank, N.A.	BRL	7,054	7/15	328		—	328
Sell	BNP Paribas SA	BRL	7,054	8/15	8		—	8
Buy	JP Morgan Chase Bank, N.A.	CAD	50	7/15	—		(1)	(1)
Sell	Goldman Sachs International	CHF	337	8/15	—	(m)	—	— (m)
Buy	Citibank, N.A.	EUR	3,155	7/15	—		(47)	(47)
Buy	HSBC Bank USA	EUR	68,361	7/15	22		—	22
Buy	JP Morgan Chase Bank, N.A.	EUR	6,866	7/15	24		(98)	(74)
Buy	Goldman Sachs International	EUR	3,867	8/15	—		(23)	(23)
Sell	Citibank, N.A.	EUR	349	7/15	3		—	3
Sell	JP Morgan Chase Bank, N.A.	EUR	2,858	7/15	40		(1)	39
Sell	UBS AG	EUR	75,175	7/15	—		(1,815)	(1,815)
Sell	HSBC Bank USA	EUR	68,361	8/15	—		(24)	(24)
Buy	Bank of America, N.A.	GBP	80	7/15	—		(1)	(1)
Buy	JP Morgan Chase Bank, N.A.	GBP	19,761	7/15	—		(55)	(55)
Sell	HSBC Bank USA	GBP	19,841	7/15	—		(691)	(691)
Sell	JP Morgan Chase Bank, N.A.	GBP	19,761	8/15	54		—	54

					$479		$(2,761)	$(2,282)

(i)	Written options outstanding on June 30, 2015.

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount (000’s)	Value (000’s)
Call — OTC 10-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	2.35%	9/15	14,500	$(139)
Put — OTC 10-Year Interest Rate Swap	Goldman Sachs Bank USA	3-Month USD LIBOR	Receive	2.85%	9/15	14,500	(87)

(Premiums Received $219)							$(226)

The Accompanying Notes are an Integral Part of the Financial Statements.

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Multi-Sector Bond Portfolio

(j)	Swap agreements outstanding on June 30, 2015.

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Alcoa, Inc., 5.72%, 2/23/19	BNP Paribas SA	1.00%	6/21	2.238%	300	USD	$(18)	$(2)	$(20)
Brazilian Government International Bond, 4.25%, 1/7/25	JP Morgan Chase Bank, N.A.	1.00%	6/20	2.528%	900	USD	(52)	(10)	(62)
Chesapeake Energy Corp., 6.625%, 8/15/20	Goldman Sachs International	5.00%	6/20	5.331%	2,200	USD	84	(112)	(28)
Federal Republic of Brazil, 12.25%, 3/6/30	Barclays Bank PLC	1.00%	9/21	2.776%	1,200	USD	(34)	(82)	(116)
Federal Republic of Brazil, 12.25%, 3/6/30	Citibank, N.A.	1.00%	9/21	2.776%	300	USD	(9)	(21)	(30)
Federal Republic of Brazil, 12.25%, 3/6/30	Goldman Sachs International	1.00%	9/21	2.776%	400	USD	(12)	(27)	(39)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	6/17	1.608%	200	USD	(1)	(1)	(2)
Federal Republic of Brazil, 12.25%, 3/6/30	HSBC Bank USA	1.00%	9/22	2.911%	1,200	USD	(59)	(82)	(141)
Federal Republic of Brazil, 12.25%, 3/6/30	Morgan Stanley Capital Services LLC	1.00%	3/17	1.476%	1,100	USD	(7)	(2)	(9)
Federal Republic of Brazil, 4.25%, 1/7/25	Barclays Bank PLC	1.00%	6/20	2.528%	9,300	USD	(549)	(96)	(645)
Federal Republic of Brazil, 4.25%, 1/7/25	Goldman Sachs International	1.00%	6/20	2.528%	400	USD	(24)	(4)	(28)
Federal Republic of Brazil, 4.25%, 1/7/25	HSBC Bank USA	1.00%	6/20	2.528%	1,500	USD	(87)	(17)	(104)
Frontier Communications, 5.00%, 9/20/17	Goldman Sachs International	5.00%	9/17	1.733%	125	USD	(1)	10	9
Heidelbergcement Finance Luxembourg SA, 5.625%, 1/4/18	Citibank, N.A.	5.00%	9/21	1.256%	100	EUR	10	15	25
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	9/15	0.000%	1,000	USD	(6)	(404)	(410)
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	9/15	0.000%	1,400	EUR	(17)	(622)	(639)
Hellenic Republic Government Bond, 2.00%, 2/24/23	Goldman Sachs International	1.00%	12/15	0.000%	1,500	EUR	(32)	(803)	(835)
Italian Government International Bond, 6.875%, 9/27/23	Goldman Sachs International	1.00%	3/20	1.239%	5,600	USD	(57)	(28)	(85)
Marks & Spencer PLC, 6.125%, 12/2/19	BNP Paribas SA	1.00%	6/21	1.017%	1,600	EUR	(64)	60	(4)
Republic of Indonesia, 6.875%, 3/9/17	Barclays Bank PLC	1.00%	12/19	1.481%	300	USD	(8)	2	(6)
Republic of Indonesia, 6.875%, 3/9/17	Citibank, N.A.	1.00%	12/19	1.481%	2,300	USD	(72)	25	(47)
Republic of Peru, 8.75%, 11/21/33	Barclays Bank PLC	1.00%	3/23	1.741%	1,100	USD	(23)	(32)	(55)
Republic of Turkey, 11.875%, 1/15/30	Citibank, N.A.	1.00%	6/20	2.168%	3,000	USD	(178)	18	(160)
Republic of Turkey, 11.875%, 1/15/30	HSBC Bank USA	1.00%	6/20	2.168%	3,200	USD	(192)	21	(171)
Republic of Venezuela, 9.25%, 9/15/27	Citibank, N.A.	5.00%	6/20	47.639%	5,900	USD	(3,227)	(435)	(3,662)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	6/17	51.001%	200	USD	(9)	(94)	(103)
Republic of Venezuela, 9.25%, 9/15/27	HSBC Bank USA	5.00%	9/17	51.536%	120	USD	(9)	(57)	(66)

The Accompanying Notes are an Integral Part of the Financial Statements.

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Multi-Sector Bond Portfolio

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)		Upfront Premium Paid/(Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	3/20	3.327%	2,100	USD	$(316)	$110	$(206)
Russian Federation, 7.50%, 3/31/30	Barclays Bank PLC	1.00%	6/20	3.365%	2,600	USD	(237)	(33)	(270)
Russian Federation, 7.50%, 3/31/30	Goldman Sachs International	1.00%	6/20	3.365%	700	USD	(65)	(8)	(73)
RWE AG, 5.75%, 2/14/33	Barclays Bank PLC	1.00%	3/22	1.170%	800	EUR	—	(8)	(8)
RWE AG, 5.75%, 2/14/33	JP Morgan Chase Bank, N.A.	1.00%	3/22	1.170%	400	EUR	1	(5)	(4)
RWE AG, 5.75%, 2/14/33	Morgan Stanley Capital Services LLC	1.00%	3/22	1.170%	100	EUR	1	(2)	(1)
Sprint Communications, Inc., 8.375%, 8/15/17	Citibank, N.A.	5.00%	12/19	4.001%	300	USD	13	(1)	12
Teck Resources, Ltd., 3.15%, 1/15/17	BNP Paribas SA	1.00%	3/19	2.520%	800	USD	(17)	(25)	(42)
Tesco PLC, 6.00%, 12/14/29	Barclays Bank PLC	1.00%	9/19	1.370%	500	EUR	2	(11)	(9)
Tesco PLC, 6.00%, 12/14/29	Barclays Bank PLC	1.00%	12/19	1.472%	200	EUR	(4)	(1)	(5)
Tesco PLC, 6.00%, 12/14/29	Citibank, N.A.	1.00%	12/19	1.472%	800	EUR	(12)	(6)	(18)
Valeant Pharmaceuticals, 6.875%, 12/1/18	Goldman Sachs International	5.00%	6/16	0.560%	200	USD	(1)	10	9
Venezuela Government International Bond, 9.25%, 9/15/27	HSBC Bank USA	5.00%	6/20	47.639%	100	USD	(56)	(6)	(62)
Wendel SA, 4.875%, 5/26/16	Barclays Bank PLC	5.00%	6/21	1.383%	100	EUR	24	(1)	23

							$(5,320)	$(2,767)	$(8,087)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/(Depreciation) (000’s)
28 Day Mexico Interbank TIIE Banxico	5.84%	9/21	9,900	MXN	$6

					$6

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Unrealized Appreciation/(Depreciation) (000’s)
3-Month USD-LIBOR	1.75%	12/18	13,300	USD	$(24)
3-Month USD-LIBOR	1.50%	12/17	38,400	USD	(23)
6-Month GBP-LIBOR	2.00%	9/25	3,100	GBP	215

					$168

(k)	Cash or securities with an aggregate value of $58,793 (in thousands) has been pledged as collateral for swap contracts outstanding, short sales or written options on June 30, 2015.

(m)	Amount is less than one thousand.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Multi-Sector Bond Portfolio

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$20,447	$738
Governments	—	105,624	—
Foreign Bonds	—	82,386	—
Municipal Bonds	—	12,418	—
Corporate Bonds	—	279,176	—
Structured Products	—	33,181	317
Short-Term Investments	—	43,322	—
Other Financial Instruments^
Futures	79	—	—
Forward Currency Contracts	—	479	—
Interest Rate Swaps	—	221	—
Credit Default Swaps	—	271	—

Total Assets	$(79)	$577,525	$1,055

Liabilities:
Other Financial Instruments^
Futures	$(499)	$—	$—
Forward Currency Contracts	—	(2,761)	—
Written Options	—	(226)	—
Interest Rate Swaps	—	(47)	—
Credit Default Swaps	—	(3,038)	—

Total Liabilities	$(499)	$(6,072)	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

At the period ended June 30, 2015, there were transfers from Level 3 to Level 2 in the amount of $838 thousand. These transfers were the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party vendor utilizing a broker quote.

The Accompanying Notes are an Integral Part of the Financial Statements.

134  Multi-Sector Bond Portfolio

Balanced Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio which may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Balanced Portfolio  135

Balanced Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,018.23	$0.40
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

136  Balanced Portfolio

Balanced Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Investment Companies (96.9%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (40.1%)

	iShares Russell 2000 ETF	106,280	13,270
	iShares Russell Mid-Cap ETF	2,850	485
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	54,602,360	79,010
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	41,537,698	72,400
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	30,126,661	85,741
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	56,014,610	167,204
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	68,646,796	78,669
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	44,846,678	73,504
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	67,293,480	78,060
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	31,490,889	112,517
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	60,619,286	108,205
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	13,588,571	36,771
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	14,260,608	34,154

	Total		939,990

	Fixed Income (44.7%)

(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	175,438,215	130,175
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	721,999,177	915,495

	Total		1,045,670

	Foreign Equity (12.1%)

	iShares MSCI EAFE ETF	5,000	317
	iShares MSCI Emerging Markets ETF	644,175	25,522
	iShares MSCI India ETF	370,000	11,196
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	10,256,634	9,549
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	36,737,411	70,462

	Investment Companies (96.9%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued

(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	164,552,753	159,123
	Vanguard FTSE Developed Markets ETF	171,615	6,805

	Total		282,974

	Total Investment Companies (Cost: $2,104,928)		2,268,634

	Short-Term Investments (2.8%)

	Federal Government & Agencies (2.8%)

	Federal Home Loan Banks, 0.07%, 7/22/15	10,000,000	10,000
	Federal Home Loan Banks, 0.08%, 7/17/15	10,000,000	10,000
	Federal Home Loan Banks, 0.08%, 7/29/15	7,000,000	7,000
	Federal Home Loan Banks, 0.08%, 8/14/15	5,000,000	5,000
	Federal Home Loan Banks, 0.08%, 8/20/15	8,000,000	8,000
	Federal Home Loan Banks, 0.08%, 9/2/15	6,000,000	5,999
	Federal Home Loan Banks, 0.09%, 8/19/15	5,000,000	5,000
	Federal Home Loan Banks, 0.09%, 8/27/15	8,500,000	8,499
	Federal Home Loan Banks, 0.09%, 9/8/15	3,000,000	3,000
	Federal Home Loan Banks, 0.10%, 9/4/15	3,253,000	3,253

	Total		65,751

	Total Short-Term Investments (Cost: $65,747)		65,751

	Total Investments (99.7%) (Cost: $2,170,675)(a)		2,334,385

	Other Assets, Less Liabilities (0.3%)		5,965

	Net Assets (100.0%)		2,340,350

The Accompanying Notes are an Integral Part of the Financial Statements.

Balanced Portfolio   137

Balanced Portfolio

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $2,170,675 and the net unrealized appreciation of investments based on that cost was $163,710 which is comprised of $166,972 aggregate gross unrealized appreciation and $3,262 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1- Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,268,634	$—	$—
Short-Term Investments	—	65,751	—

Total	$2,268,634	$65,751	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

138  Balanced Portfolio

Asset Allocation Portfolio

Sector Allocation 6/30/15

Sector Allocation is based on Net Assets.

Sector Allocation is subject to change.

Investors should be aware of the risks of investments in foreign securities, particularly investments in securities of companies in developing nations. These include the risks of currency fluctuation, of political and economic instability and of less well-developed government supervision and regulation of business and industry practices, as well as differences in accounting standards. Small cap stocks also may carry additional risk. Smaller or newer issuers are more likely to realize more substantial growth as well as suffer more significant losses than larger or more established issuers. Investments in such companies can be both volatile and more speculative. Bonds and other debt obligations are affected by changes in interest rates, inflation risk and the creditworthiness of their issuers. High yield bonds generally have greater price swings and higher default risks than investment grade bonds.

Currently, interest rates are at unprecedented historically low levels. A significant rise in interest rates over a short period of time could cause significant losses in the market value of the Portfolio’s fixed income investments.

The Portfolio obtains its exposure to equity and fixed income securities by investing in other Series Fund portfolios (Underlying Portfolios). Each of the Underlying Portfolios has its own investment risks, and the Portfolio is indirectly exposed to all the risks of the Underlying Portfolios in which it invests, including that risk that an Underlying Portfolio will not perform as expected. To the extent that the Portfolio invests a significant portion of its assets in a single Underlying Portfolio, it will be particularly sensitive to the risks associated with that Underlying Portfolio which may have a significant effect on the Portfolio’s net asset value. The Portfolio will bear a pro rata share of the Underlying Portfolio’s expenses.

The Portfolio may use derivative instruments to gain exposure to certain markets, sectors or regions as alternatives to direct investments, to adjust the Portfolio duration, to provide increased flexibility in asset allocation, to earn income and to otherwise seek to enhance returns or to hedge foreign currency exposure. Use of these instruments may involve certain costs and risks such as liquidity risk, interest rate risk, mispricing or improper valuation. Certain derivatives involve leverage, which could magnify losses, and portfolios investing in derivatives could lose more than the principal amount invested in those investments.

Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Asset Allocation Portfolio  139

Asset Allocation Portfolio

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs or separate account charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or separate account charges were included, your costs would have been higher.

	Beginning Account Value January 1, 2015	Ending Account Value June 30, 2015	Expenses Paid During Period January 1, 2015 to June 30, 2015*
Actual	$1,000.00	$1,025.10	$0.40
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40

* Expenses are equal to the Portfolio’s annualized expense ratio of 0.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

140  Asset Allocation Portfolio

Asset Allocation Portfolio

Schedule of Investments

June 30, 2015 (unaudited)

	Investment Companies (96.8%)	Shares/ $ Par	Value $ (000’s)

	Domestic Equity (50.8%)

	iShares Russell 2000 ETF	15,240	1,903
	iShares Russell Mid-Cap ETF	3,478	592
(q)	Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio	7,420,074	10,737
(q)	Northwestern Mutual Series Fund, Inc., Equity Income Portfolio	5,643,992	9,837
(q)	Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio	4,092,270	11,647
(q)	Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio	7,611,778	22,721
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio	10,492,644	12,025
(q)	Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio	6,853,802	11,233
(q)	Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio	9,144,637	10,608
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio	4,251,313	15,190
(q)	Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio	8,139,655	14,529
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio	2,428,753	6,572
(q)	Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio	2,583,520	6,188

	Total		133,782

	Fixed Income (28.6%)

(q)	Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio	26,098,184	19,365
(q)	Northwestern Mutual Series Fund, Inc., Select Bond Portfolio	44,306,299	56,180

	Total		75,545

	Foreign Equity (17.4%)

	iShares MSCI EAFE ETF	42,275	2,684
	iShares MSCI Emerging Markets ETF	112,375	4,452
	iShares MSCI India ETF	41,000	1,241
(q)	Northwestern Mutual Series Fund, Inc., Emerging Markets Portfolio	1,692,795	1,576
(q)	Northwestern Mutual Series Fund, Inc., International Equity Portfolio	5,572,318	10,688

	Investment Companies (96.8%)	Shares/ $ Par	Value $ (000’s)

	Foreign Equity continued

(q)	Northwestern Mutual Series Fund, Inc., Research International Core Portfolio	24,945,237	24,122
	Vanguard FTSE Developed Markets ETF	28,070	1,113

	Total		45,876

	Total Investment Companies (Cost: $232,038)		255,203

	Short-Term Investments (0.4%)

	Federal Government & Agencies (0.4%)

(b)	Federal Home Loan Banks, 0.08%, 8/14/15	1,000,000	1,000

	Total		1,000

	Total Short-Term Investments (Cost: $1,000)		1,000

	Total Investments (97.2%) (Cost: $233,038)(a)		256,203

	Other Assets, Less Liabilities (2.8%)		7,300

	Net Assets (100.0%)		263,503

The Accompanying Notes are an Integral Part of the Financial Statements.

Asset Allocation Portfolio  141

Asset Allocation Portfolio

(a)	At June 30, 2015, the aggregate cost of securities for federal tax purposes (in thousands) was $233,038 and the net unrealized appreciation of investments based on that cost was $23,165 which is comprised of $23,649 aggregate gross unrealized appreciation and $484 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

(b)	All or a portion of the securities have been pledged as collateral for open futures positions or when-issued securities. Information regarding open futures contracts as of period end is summarized below.

Issuer (000’s)	Number of Contracts	Expiration Date	Unrealized Appreciation/ (Depreciation) (000’s)
S&P 500 Mini Index Futures (Long) (Total Notional Value at June 30, 2015, $1,984)	19	9/15	$(33)

(q)	Affiliated Company

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at June 30, 2015. See Note 3 for additional information on portfolio valuation.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$255,203	$—	$—
Short-Term Investments	—	1,000	—
Liabilities:
Other Financial Instruments^
Futures	(33)	—	—

Total	$255,170	$1,000	$—

^ Other financial instruments are derivative instruments such as futures, forwards, written options and swaps contracts, which are valued at the unrealized appreciation (depreciation) on the instrument and short sales, which are valued at market value.

The Accompanying Notes are an Integral Part of the Financial Statements.

142  Asset Allocation Portfolio

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Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2015 (unaudited)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio
Assets
Unaffiliated Investments, at Value (1)	$875,891	$752,427	$533,789	$156,007	$2,351,031
Affiliated Investments, at Value (2)	—	—	—	—	—
Cash & Cash Equivalents	9,271	33,484	443	10,936	24,129
Foreign Currency, at Value (3)	—	—	—	—	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	—	—	—	—	—
Receivable for Investment Securities Sold	17,128	—	—	1,755	190
Futures Variation Margin	—	—	—	—	56
Outstanding Swap Contracts, at Value (5)	—	—	—	—	—
Receivable for Foreign Currency	—	—	—	—	—
Prepaid Expenses and Other Assets	12	11	9	7	25
Dividends and Interest Receivable	730	683	1,116	208	3,286

Total Assets	903,032	786,605	535,357	168,913	2,378,717

Liabilities
Payable for Portfolio Shares Redeemed	—	—	—	—	—
Payable for Investment Securities Purchased	7,503	—	—	—	—
Payable for Reverse Repurchase Agreements	—	—	—	—	—
Payable for Financing Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	2
Outstanding Options Written, at Value (4)	—	—	—	—	—
Outstanding Swap Contracts, at Value (6)	—	—	—	—	—
Payable for Foreign Currency	—	—	—	—	—
Collateral from Counterparty	—	—	—	—	—
Investment Advisory Fees	325	430	203	114	425
Compliance Fees Payable	3	3	3	3	5
Deferred Income for Financing Transactions	—	—	—	—	—
Accrued Expenses	59	70	48	21	148

Total Liabilities	7,890	503	254	138	580

Net Assets	$895,142	$786,102	$535,103	$168,775	$2,378,137

Represented By:
Aggregate Paid in Capital (7) (8)	$595,483	$513,292	$408,929	$126,827	$1,175,919

Undistributed Net Investment Income (Loss)	10,143	404	17,234	2,376	62,307

Undistributed Accumulated Net Realized Gain (Loss)	106,134	156,874	17,581	15,712	67,821

Net Unrealized Appreciation (Depreciation)	183,382	115,532	91,359	23,860	1,072,090

Net Assets for Shares Outstanding (7) (8)	$895,142	$786,102	$535,103	$168,775	$2,378,137

Net Asset Value, Offering and Redemption Price per Share	$2 .99	$2 .85	$1 .64	$1 .15	$4 .02

(1) Unaffiliated Investments, at Cost	$692,509	$636,895	$442,430	$132,147	$1,278,395
(2) Affiliated Investments, at Cost	—	—	—	—	—
(3) Foreign Currency, at Cost	—	—	—	—	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Premiums Paid on Swap Contracts	—	—	—	—	—
(6) Premiums Received from Swap Contracts	—	—	—	—	—
(7) Shares Outstanding	299,862	276,231	326,447	147,263	591,472
(8) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

144  Statements of Assets and Liabilities

Large Company Value Portfolio	Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$189,827	$604,564	$792,546	$1,083,459	$655,175	$431,167	$550,697	$98,769	$580,627
—	—	—	—	—	—	—	—	—
972	5,155	220	38,641	13,658	771	5,697	10,005	938
9	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
9,783	801	1,270	—	6,496	14,696	10,794	1,657	842
—	—	—	—	20	—	—	—	—
—	—	—	—	—	—	—	—	—
45	—	—	—	—	163	—	—	—
7	10	11	13	49	8	9	19	10
346	1,188	1,419	393	791	1,011	239	123	934

200,989	611,718	795,466	1,122,506	676,189	447,816	567,436	110,573	583,351

—	—	—	—	—	—	—	—	—
9,384	—	8,556	—	6,750	10,892	8,998	1,597	1,892
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
116	—	—	—	—	281	—	—	—
—	—	—	—	—	—	—	—	—
114	293	444	520	141	284	265	22	434
3	3	3	4	3	3	3	3	3
—	—	—	—	—	—	—	—	—
24	43	69	75	103	66	66	32	98

9,641	339	9,072	599	6,997	11,526	9,332	1,654	2,427

$191,348	$611,379	$786,394	$1,121,907	$669,192	$436,290	$558,104	$108,919	$580,924

$141,783	$444,995	$606,205	$859,942	$388,161	$337,704	$396,042	$85,057	$350,116

4,306	17,367	20,980	555	11,464	10,360	1,534	529	7,522

26,644	13,038	45,552	148,566	73,000	66,358	57,152	3,426	60,927

18,615	135,979	113,657	112,844	196,567	21,868	103,376	19,907	162,359

$191,348	$611,379	$786,394	$1,121,907	$669,192	$436,290	$558,104	$108,919	$580,924

$1 .16	$1 .45	$1 .74	$3 .57	$2 .04	$1 .79	$2 .71	$1 .21	$2 .39

$171,143	$468,585	$678,886	$970,615	$458,260	$409,187	$447,321	$78,862	$418,268
—	—	—	—	—	—	—	—	—
9	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—
164,992	422,581	451,180	313,974	327,862	244,372	206,226	89,961	242,564
2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  145

Statements of Assets and Liabilities

Northwestern Mutual Series Fund, Inc.

June 30, 2015 (unaudited)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio
Assets
Unaffiliated Investments, at Value (1)	$457,638	$511,756	$1,743,258	$449,778	$426,693
Affiliated Investments, at Value (2)	—	—	—	—	—
Cash & Cash Equivalents	17,708	4,407	356	3,528	2,597
Foreign Currency, at Value (3)	151	1,442	8,407	5,019	—
Cash Collateral for Derivative Positions	—	—	—	—	—
Receivable for Portfolio Shares Sold	—	105	—	220	—
Receivable for Investment Securities Sold	—	1,701	6,430	3,038	—
Futures Variation Margin	—	—	—	—	—
Outstanding Swap Contracts, at Value (5)	—	—	—	—	—
Receivable for Foreign Currency	—	—	—	—	—
Prepaid Expenses and Other Assets	9	9	18	9	9
Dividends and Interest Receivable	1,634	2,246	5,635	2,613	597

Total Assets	477,140	521,666	1,764,104	464,205	429,896

Liabilities
Payable for Portfolio Shares Redeemed	—	53	—	88	—
Payable for Investment Securities Purchased	—	3,198	1,428	3,124	—
Payable for Reverse Repurchase Agreements	—	—	—	—	—
Payable for Financing Transactions	—	—	—	—	—
Futures Variation Margin	—	—	—	—	—
Outstanding Options Written, at Value (4)	—	—	—	—	—
Outstanding Swap Contracts, at Value (6)	—	—	—	—	—
Payable for Foreign Currency	1	2	26	3	—
Collateral from Counterparty	—	—	—	—	—
Investment Advisory Fees	266	370	875	449	82
Compliance Fees Payable	3	3	4	3	3
Deferred Income for Financing Transactions	—	—	—	—	—
Accrued Expenses	186	180	581	332	40

Total Liabilities	456	3,806	2,914	3,999	125

Net Assets	$476,684	$517,860	$1,761,190	$460,206	$429,771

Represented By:
Aggregate Paid in Capital (7) (8)	$444,825	$454,540	$1,430,453	$480,899	$429,725

Undistributed Net Investment Income (Loss)	12,084	17,532	75,561	7,144	37

Undistributed Accumulated Net Realized Gain (Loss)	2,449	12,960	77,310	(17,054)	9

Net Unrealized Appreciation (Depreciation)	17,326	32,828	177,866	(10,783)	—

Net Assets for Shares Outstanding (7) (8)	$476,684	$517,860	$1,761,190	$460,206	$429,771

Net Asset Value, Offering and Redemption Price per Share	$1 .42	$0 .97	$1 .92	$0 .93	$1 .00

(1) Unaffiliated Investments, at Cost	$440,256	$478,877	$1,565,231	$460,381	$426,693
(2) Affiliated Investments, at Cost	—	—	—	—	—
(3) Foreign Currency, at Cost	151	1,441	8,424	5,022	—
(4) Premiums Received on Options Written	—	—	—	—	—
(5) Premiums Paid on Swap Contracts	—	—	—	—	—
(6) Premiums Received from Swap Contracts	—	—	—	—	—
(7) Shares Outstanding	336,010	535,769	918,152	494,125	429,754
(8) Shares Authorized, $.01 Par Value	2,000,000	2,000,000	3,000,000	2,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

146  Statements of Assets and Liabilities

Short-Term Bond Portfolio	Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$238,091	$3,114,171	$105,437	$298,141	$711,557	$577,609	$123,346	$12,985
—	—	—	—	—	—	2,211,039	243,218
2,365	96,597	519	—	9,838	1,093	8,734	7,684
—	—	—	—	—	1,583	—	—
—	—	55	—	—	1,497	—	—
—	—	—	—	—	—	—	—
24	653,001	54,884	100	540	3,999	—	—
3	—	1	8	—	123	—	4
—	—	—	—	—	86	—	—
25	—	—	341	—	484	—	—
8	17	7	97	10	706	20	8
1,173	11,842	712	1,505	11,126	8,625	313	97

241,689	3,875,628	161,615	300,192	733,071	595,808	2,343,452	263,996

—	—	—	—	—	—	—	—
2,505	1,011,690	—	300	5,272	5,505	2,923	459
—	—	—	—	—	1,610	—	—
—	—	59,912	—	—	—	—	—
1	—	—	—	—	11	—	—
—	—	—	—	—	226	—	—
—	—	—	5,052	—	8,315	—	—
1	—	—	526	—	2,766	—	—
—	—	—	—	—	594	—	—
71	754	46	131	270	363	133	8
3	5	2	3	3	3	5	3
—	—	35	—	—	—	—	—
43	129	24	63	113	71	41	23

2,624	1,012,578	60,019	6,075	5,658	19,464	3,102	493

$239,065	$2,863,050	$101,596	$294,117	$727,413	$576,341	$2,340,350	$263,503

$236,696	$2,786,759	$101,681	$297,634	$711,673	$555,707	$2,021,231	$221,174

3,056	65,457	2,175	6,087	52,064	39,192	45,294	5,074

(1,129)	26,094	(4,111)	(328)	(28,707)	6,654	110,115	14,123

442	(15,260)	1,851	(9,276)	(7,617)	(25,212)	163,710	23,132

$239,065	$2,863,050	$101,596	$294,117	$727,413	$576,341	$2,340,350	$263,503

$1 .04	$1 .27	$1 .07	$1 .10	$0 .74	$1 .09	$1 .51	$1 .23

$237,686	$3,129,431	$103,614	$302,383	$719,174	$596,980	$125,085	$13,144
—	—	—	—	—	—	2,045,590	219,894
—	—	—	—	—	1,644	—	—
—	—	—	—	—	219	—	—
—	—	—	—	—	135	—	—
—	—	—	—	—	5,455	—	—
230,790	2,257,968	95,190	268,529	980,254	526,438	1,551,816	215,079
2,000,000	6,000,000	2,000,000	2,000,000	3,000,000	2,000,000	4,000,000	2,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  147

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2015 (unaudited)

(Amounts in thousands)

	Growth Stock Portfolio	Focused Appreciation Portfolio	Large Cap Core Stock Portfolio	Large Cap Blend Portfolio	Index 500 Stock Portfolio	Large Company Value Portfolio
Investment Income
Income
Interest	$—	$14	$—	$—	$6	$—
Unaffiliated Dividends (1)	5,477	2,828	7,093	1,618	24,617	2,048

Total Income	5,477	2,842	7,093	1,618	24,623	2,048

Expenses
Investment Advisory Fees	1,862	2,836	1,171	641	2,383	664
Custodian Fees	4	16	3	2	10	5
Shareholder Reporting Fees	24	30	19	5	45	6
Audit Fees	12	12	12	11	15	11
Valuation Services	—	1	—	—	2	1
Compliance Fees	6	5	5	4	8	5
Directors Fees	15	14	14	12	24	12
Professional Fees	4	4	4	3	6	4
Trade Name Fees	—	—	—	—	47	—
Other Expenses	7	5	4	1	17	1

Total Expenses	1,934	2,923	1,232	679	2,557	709

Less Waived Fees:
Paid by Affiliate	(79)	(483)	(13)	—	—	(29)
Paid Indirectly	(3)	(2)	—	(1)	(6)	—

Net Expenses	1,852	2,438	1,219	678	2,551	680

Net Investment Income (Loss)	3,625	404	5,874	940	22,072	1,368
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	45,119	75,221	9,643	7,378	27,755	10,685
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	—	1,429	—
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	(269)	—	—	—	376

Net Realized Gain (Loss) on Investments	45,119	74,952	9,643	7,378	29,184	11,061

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	(14,817)	(17,337)	(19,770)	(5,030)	(23,191)	(10,225)
Futures Contracts	—	—	—	—	(1,022)	—
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	—	—	—	—	—	(100)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(14,817)	(17,337)	(19,770)	(5,030)	(24,213)	(10,325)

Net Gain (Loss) on Investments	30,302	57,615	(10,127)	2,348	4,971	736

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,927	$58,019	$(4,253)	$3,288	$27,043	$2,104

(1) Net of Foreign Dividend Tax	$—	$51	$519	$154	$13	$28

The Accompanying Notes are an Integral Part of the Financial Statements.

148  Statements of Assets and Liabilities

Domestic Equity Portfolio	Equity Income Portfolio	Mid Cap Growth Stock Portfolio	Index 400 Stock Portfolio	Mid Cap Value Portfolio	Small Cap Growth Stock Portfolio	Index 600 Stock Portfolio	Small Cap Value Portfolio

$—	$11	$—	$2	$3	$—	$—	$5
7,988	10,353	3,051	5,019	4,759	2,451	707	5,984

7,988	10,364	3,051	5,021	4,762	2,451	707	5,989

1,668	2,476	2,929	833	1,840	1,468	130	2,443
3	11	5	10	26	5	11	15
18	30	33	23	26	28	8	44
12	12	14	11	11	12	10	12
1	3	—	2	3	1	3	1
5	5	6	5	5	5	4	5
14	14	17	15	13	14	12	14
4	4	4	4	4	5	5	4
—	—	—	35	—	—	7	—
4	6	8	5	3	3	1	4

1,729	2,561	3,016	943	1,931	1,541	191	2,542

(4)	—	(104)	(42)	(258)	(7)	(9)	(20)
(2)	—	(3)	(6)	—	(2)	(4)	—

1,723	2,561	2,909	895	1,673	1,532	178	2,522

6,265	7,803	142	4,126	3,089	919	529	3,467

21,268	15,423	49,238	33,033	24,912	30,970	3,178	28,900
—	—	—	—	—	—	—	—
—	—	—	1,119	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	385	—
—	1	—	—	1,252	—	—	—

21,268	15,424	49,238	34,152	26,164	30,970	3,563	28,900

(25,395)	(36,081)	6,760	(10,698)	(25,629)	12,240	(78)	(29,613)
—	—	—	(765)	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	(202)	—	—	—

(25,395)	(36,081)	6,760	(11,463)	(25,831)	12,240	(78)	(29,613)

(4,127)	(20,657)	55,998	22,689	333	43,210	3,485	(713)

$2,138	$(12,854)	$56,140	$26,815	$3,422	$44,129	$4,014	$2,754

$—	$78	$4	$—	$18	$1	$—	$4
The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  149

Statements of Operations

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2015 (unaudited)

(Amounts in thousands)

	International Growth Portfolio	Research International Core Portfolio	International Equity Portfolio	Emerging Markets Equity Portfolio	Money Market Portfolio	Short-Term Bond Portfolio
Investment Income
Income
Interest	$6	$2	$1	$46	$494	$1,837
Unaffiliated Dividends (1)	6,027	9,347	31,388	6,140	—	—

Total Income	6,033	9,349	31,389	6,186	494	1,837

Expenses
Investment Advisory Fees	1,456	2,016	5,712	2,470	631	397
Custodian Fees	160	207	451	386	11	11
Shareholder Reporting Fees	32	22	67	31	14	14
Audit Fees	14	14	17	14	12	15
Valuation Services	—	—	—	—	1	39
Compliance Fees	5	5	7	5	5	4
Directors Fees	13	13	20	13	13	12
Professional Fees	11	10	49	14	3	4
Interest Expense	—	—	—	—	—	—
Other Expenses	3	3	6	3	3	2

Total Expenses	1,694	2,290	6,329	2,936	693	498

Less Waived Fees:
Paid by Affiliate	—	—	(700)	—	(235)	—
Paid Indirectly	—	—	—	—	(2)	(1)

Net Expenses	1,694	2,290	5,629	2,936	456	497

Net Investment Income (Loss)	4,339	7,059	25,760	3,250	38	1,340
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated Investment Securities	10,519	5,435	10,223	(5,201)	14	52
Affiliated Investment Securities	—	—	—	—	—	—
Futures Contracts	—	—	—	—	—	(218)
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	(202)	(91)	(416)	53	—	58

Net Realized Gain (Loss) on Investments	10,317	5,344	9,807	(5,148)	14	(108)

Net Unrealized Appreciation (Depreciation) of:
Investment Securities	9,654	20,562	97,278	4,017	—	447
Futures Contracts	—	—	—	—	—	31
Options Written	—	—	—	—	—	—
Swap Contracts	—	—	—	—	—	—
Foreign Currency Transactions	15	25	212	(4)	—	24

Net Change in Unrealized Appreciation (Depreciation) of Investments	9,669	20,587	97,490	4,013	—	502

Net Gain (Loss) on Investments	19,986	25,931	107,297	(1,135)	14	394

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,325	$32,990	$133,057	$2,115	$52	$1,734

(1) Net of Foreign Dividend Tax	$204	$281	$1,116	$213	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

150  Statements of Assets and Liabilities

Select Bond Portfolio	Long-Term U.S. Government Bond Portfolio	Inflation Protection Portfolio	High Yield Bond Portfolio	Multi-Sector Bond Portfolio	Balanced Portfolio	Asset Allocation Portfolio

$27,563	$1,548	$882	$21,123	$13,932	$32	$1
—	—	—	—	—	472	120

27,563	1,548	882	21,123	13,932	504	121

4,301	299	801	1,511	2,195	3,542	706
27	4	21	9	63	41	15
47	6	23	41	26	10	5
20	25	14	19	22	20	14
56	5	34	43	77	—	—
9	4	5	5	5	8	4
23	12	12	14	14	23	12
7	4	4	6	6	8	5
—	11	—	—	12	—	—
14	1	2	4	4	18	2

4,504	371	916	1,652	2,424	3,670	763

—	(10)	(58)	—	(173)	(2,770)	(652)
(20)	—	—	(3)	—	(8)	(7)

4,484	361	858	1,649	2,251	892	104

23,079	1,187	24	19,474	11,681	(388)	17

16,440	(183)	58	2,089	(12,583)	5,005	1,217
—	—	—	—	—	992	123
—	18	(459)	—	(606)	21	82
—	22	—	—	—	—	—
—	—	(85)	—	344	—	—
—	—	2,064	—	12,605	—	—

16,440	(143)	1,578	2,089	(244)	6,018	1,422

(36,490)	(6,085)	(2,706)	(638)	2,887	38,940	5,324
—	12	655	—	(1,460)	(630)	(157)
—	—	—	—	(7)	—	—
—	—	112	—	(2,542)	—	—
—	—	(1,010)	—	(5,548)	—	—

(36,490)	(6,073)	(2,949)	(638)	(6,670)	38,310	5,167

(20,050)	(6,216)	(1,371)	1,451	(6,914)	44,328	6,589

$3,029	$(5,029)	$(1,347)	$20,925	$4,767	$43,940	$6,606

$—	$—	$—	$—	$(16)	$—	$—

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  151

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Growth Stock Portfolio		Focused Appreciation Portfolio		Large Cap Core Stock Portfolio
	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Change in Net Assets
Operations
Net Investment Income (Loss)	$3,625	$6,518	$404	$(120)	$5,874	$11,360

Net Realized Gain (Loss) on Investments	45,119	61,731	74,952	82,053	9,643	8,124

Net Change in Unrealized Appreciation (Depreciation) of Investments	(14,817)	6,191	(17,337)	(19,479)	(19,770)	25,294

Net Increase (Decrease) in Net Assets Resulting from Operations	33,927	74,440	58,019	62,454	(4,253)	44,778

Distributions to Shareholders from:
Net Investment Income	—	(5,089)	—	(131)	—	(8,198)

Net Realized Gain on Investments	—	(82,323)	—	(67,736)	—	(49,261)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(87,412)	—	(67,867)	—	(57,459)

Capital Transactions:
Shares Sold	10,688	27,204	50,507	95,788	8,305	18,370
Reinvestment of Distributions Paid	—	87,412	—	67,867	—	57,459
Shares Redeemed	(35,353)	(63,148)	(44,803)	(60,375)	(24,588)	(45,877)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(24,665)	51,468	5,704	103,280	(16,283)	29,952

Total Increase (Decrease) in Net Assets	9,262	38,496	63,723	97,867	(20,536)	17,271
Net Assets
Beginning of Period	885,880	847,384	722,379	624,512	555,639	538,368

End of Period	$895,142	$885,880	$786,102	$722,379	$535,103	$555,639

Undistributed Net Investment Income (Loss)	$10,143	$6,518	$404	$—	$17,234	$11,360

Portfolio Share Transactions:
Shares Sold	3,613	9,307	17,892	36,806	4,997	10,785

Reinvestment of Distributions Paid	—	32,423	—	28,231	—	35,979
Shares Redeemed	(11,935)	(21,578)	(15,916)	(23,252)	(14,758)	(27,046)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(8,322)	20,152	1,976	41,785	(9,761)	19,718

The Accompanying Notes are an Integral Part of the Financial Statements.

152  Statements of Assets and Liabilities

Large Cap Blend Portfolio		Index 500 Stock Portfolio		Large Company Value Portfolio		Domestic Equity Portfolio
For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014

$940	$1,436	$22,072	$41,251	$1,368	$2,758	$6,265	$11,358

7,378	8,735	29,184	42,163	11,061	17,517	21,268	23,327

(5,030)	8,588	(24,213)	201,672	(10,325)	1,710	(25,395)	42,579

3,288	18,759	27,043	285,086	2,104	21,985	2,138	77,264

—	(59)	—	(36,099)	—	—	—	(10,099)

—	(6,023)	—	(28,128)	—	(9,080)	—	—

—	(6,082)	—	(64,227)	—	(9,080)	—	(10,099)

3,977	7,570	77,483	123,029	6,615	13,592	16,811	27,775
—	6,082	—	64,227	—	9,080	—	10,099
(5,438)	(10,480)	(96,687)	(202,318)	(8,325)	(14,685)	(27,591)	(55,666)

(1,461)	3,172	(19,204)	(15,062)	(1,710)	7,987	(10,780)	(17,792)

1,827	15,849	7,839	205,797	394	20,892	(8,642)	49,373

166,948	151,099	2,370,298	2,164,501	190,954	170,062	620,021	570,648

$168,775	$166,948	$2,378,137	$2,370,298	$191,348	$190,954	$611,379	$620,021

$2,376	$1,436	$62,307	$40,235	$4,306	$2,937	$17,367	$11,101

3,472	7,052	19,190	32,735	5,708	12,303	11,462	20,371

—	5,743	—	17,326	—	8,431	—	7,344
(4,740)	(9,815)	(23,915)	(53,823)	(7,177)	(13,385)	(18,736)	(40,959)

(1,268)	2,980	(4,725)	(3,762)	(1,469)	7,349	(7,274)	(13,244)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  153

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Equity Income Portfolio		Mid Cap Growth Stock Portfolio		Index 400 Stock Portfolio
	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Change in Net Assets
Operations
Net Investment Income (Loss)	$7,803	$13,867	$142	$2,590	$4,126	$7,385

Net Realized Gain (Loss) on Investments	15,424	30,307	49,238	97,910	34,152	41,227

Net Change in Unrealized Appreciation (Depreciation) of Investments	(36,081)	8,511	6,760	(13,904)	(11,463)	9,052

Net Increase (Decrease) in Net Assets Resulting from Operations	(12,854)	52,685	56,140	86,596	26,815	57,664

Distributions to Shareholders from:
Net Investment Income	—	(9,121)	—	(3,769)	—	(6,280)

Net Realized Gain on Investments	—	(21,833)	—	(207,085)	—	(30,105)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(30,954)	—	(210,854)	—	(36,385)

Capital Transactions:
Shares Sold	54,492	111,040	15,635	32,194	21,030	38,212
Reinvestment of Distributions Paid	—	30,954	—	210,854	—	36,385
Shares Redeemed	(36,979)	(58,021)	(48,023)	(93,967)	(31,057)	(67,564)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	17,513	83,973	(32,388)	149,081	(10,027)	7,033

Total Increase (Decrease) in Net Assets	4,659	105,704	23,752	24,823	16,788	28,312
Net Assets
Beginning of Period	781,735	676,031	1,098,155	1,073,332	652,404	624,092

End of Period	$786,394	$781,735	$1,121,907	$1,098,155	$669,192	$652,404

Undistributed Net Investment Income (Loss)	$20,980	$13,177	$555	$412	$11,464	$7,337

Portfolio Share Transactions:
Shares Sold	30,757	63,727	4,373	8,824	10,313	19,878

Reinvestment of Distributions Paid	—	18,155	—	66,578	—	19,636
Shares Redeemed	(20,845)	(33,227)	(13,469)	(25,832)	(15,280)	(35,067)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	9,912	48,655	(9,096)	49,570	(4,967)	4,447

The Accompanying Notes are an Integral Part of the Financial Statements.

154  Statements of Assets and Liabilities

Mid Cap Value Portfolio		Small Cap Growth Stock Portfolio		Index 600 Stock Portfolio		Small Cap Value Portfolio
For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014

$3,089	$5,779	$919	$634	$529	$787	$3,467	$4,058

26,164	43,679	30,970	26,408	3,563	15,134	28,900	33,068

(25,831)	10,436	12,240	15,494	(78)	(11,036)	(29,613)	(35,544)

3,422	59,894	44,129	42,536	4,014	4,885	2,754	1,582

—	(3,829)	—	—	—	(1,419)	—	(2,032)

—	(32,278)	—	(57,515)	—	(15,897)	—	(14,657)

—	(36,107)	—	(57,515)	—	(17,316)	—	(16,689)

25,609	54,015	11,826	22,235	10,441	19,952	23,642	57,330
—	36,107	—	57,515	—	17,316	—	16,689
(20,594)	(29,989)	(27,399)	(55,715)	(6,821)	(47,038)	(28,839)	(52,375)

5,015	60,133	(15,573)	24,035	3,620	(9,770)	(5,197)	21,644

8,437	83,920	28,556	9,056	7,634	(22,201)	(2,443)	6,537

427,853	343,933	529,548	520,492	101,285	123,487	583,367	576,830

$436,290	$427,853	$558,104	$529,548	$108,919	$101,286	$580,924	$583,367

$10,360	$7,271	$1,534	$615	$529	$—	$7,522	$4,055

14,281	31,296	4,485	8,882	8,745	15,146	9,922	24,160

—	21,923	—	25,237	—	14,726	—	7,249
(11,451)	(17,366)	(10,475)	(22,374)	(5,745)	(35,645)	(12,103)	(21,956)

2,830	35,853	(5,990)	11,745	3,000	(5,773)	(2,181)	9,453

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  155

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	International Growth Portfolio		Research International Core Portfolio		International Equity Portfolio
	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Change in Net Assets
Operations
Net Investment Income (Loss)	$4,339	$7,609	$7,059	$10,893	$25,760	$50,860

Net Realized Gain (Loss) on Investments	10,317	21,001	5,344	11,997	9,807	66,848

Net Change in Unrealized Appreciation (Depreciation) of Investments	9,669	(49,029)	20,587	(54,612)	97,490	(273,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	24,325	(20,419)	32,990	(31,722)	133,057	(155,800)

Distributions to Shareholders from:
Net Investment Income	—	(5,721)	—	(6,491)	—	(33,309)

Net Realized Gain on Investments	—	—	—	(2,772)	—	(117,385)

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(5,721)	—	(9,263)	—	(150,694)

Capital Transactions:
Shares Sold	37,288	73,592	41,696	94,736	69,579	149,226
Reinvestment of Distributions Paid	—	5,721	—	9,263	—	150,694
Shares Redeemed	(21,860)	(36,460)	(13,834)	(18,419)	(76,824)	(136,250)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	15,428	42,853	27,862	85,580	(7,245)	163,670

Total Increase (Decrease) in Net Assets	39,753	16,713	60,852	44,595	125,812	(142,824)
Net Assets
Beginning of Period	436,931	420,218	457,008	412,413	1,635,378	1,778,202

End of Period	$476,684	$436,931	$517,860	$457,008	$1,761,190	$1,635,378

Undistributed Net Investment Income (Loss)	$12,084	$7,745	$17,532	$10,472	$75,561	$49,800

Portfolio Share Transactions:
Shares Sold	26,386	52,238	43,392	98,267	36,641	74,795

Reinvestment of Distributions Paid	—	4,009	—	9,599	—	78,938
Shares Redeemed	(15,354)	(25,723)	(14,296)	(18,981)	(40,145)	(67,068)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	11,032	30,524	29,096	88,885	(3,504)	86,665

The Accompanying Notes are an Integral Part of the Financial Statements.

156  Statements of Assets and Liabilities

Emerging Markets Equity Portfolio		Money Market Portfolio		Short-Term Bond Portfolio		Select Bond Portfolio
For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014

$3,250	$4,067	$38	$328	$1,340	$1,662	$23,079	$41,857

(5,148)	(9,935)	14	(1)	(108)	(6)	16,440	45,948

4,013	(20,794)	—	—	502	(845)	(36,490)	16,164

2,115	(26,662)	52	327	1,734	811	3,029	103,969

—	(2,542)	(29)	(328)	—	(1,286)	—	(36,871)

—	(142)	—	—	—	—	—	—

—	(2,684)	(29)	(328)	—	(1,286)	—	(36,871)

58,679	124,956	90,394	241,263	20,778	64,591	156,293	1,261,633
—	2,684	29	328	—	1,286	—	36,871
(17,585)	(38,550)	(99,427)	(286,020)	(17,934)	(27,113)	(137,428)	(237,342)

41,094	89,090	(9,004)	(44,429)	2,844	38,764	18,865	1,061,162

43,209	59,744	(8,981)	(44,430)	4,578	38,289	21,894	1,128,260

416,997	357,253	438,752	483,182	234,487	196,198	2,841,156	1,712,896

$460,206	$416,997	$429,771	$438,752	$239,065	$234,487	$2,863,050	$2,841,156

$7,144	$3,893	$37	$28	$3,056	$1,717	$65,457	$42,378

62,140	128,009	90,394	241,263	20,090	62,562	122,032	1,004,526

—	2,590	30	328	—	1,249	—	29,567
(18,580)	(39,394)	(99,427)	(286,020)	(17,343)	(26,267)	(107,173)	(188,797)

43,560	91,205	(9,003)	(44,429)	2,747	37,544	14,859	845,296

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  157

Statements of Changes in Net Assets

Northwestern Mutual Series Fund, Inc.

(Amounts in thousands)

	Long-Term U.S. Government Bond Portfolio		Inflation Protection Portfolio		High Yield Bond Portfolio
	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014
Change in Net Assets
Operations
Net Investment Income (Loss)	$1,187	$2,604	$24	$3,456	$19,474	$32,605

Net Realized Gain (Loss) on Investments	(143)	2,672	1,578	683	2,089	(2,184)

Net Change in Unrealized Appreciation (Depreciation) of Investments	(6,073)	15,440	(2,949)	3,639	(638)	(30,635)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,029)	20,716	(1,347)	7,778	20,925	(214)

Distributions to Shareholders from:
Net Investment Income	—	(2,087)	—	(1,520)	—	(27,964)

Net Realized Gain on Investments	—	—	—	(2,767)	—	—

Net Decrease in Net Assets Resulting from Distributions to Shareholders	—	(2,087)	—	(4,287)	—	(27,964)

Capital Transactions:
Shares Sold	11,656	22,576	26,729	58,499	34,767	240,372
Reinvestment of Distributions Paid	—	2,087	—	4,287	—	27,964
Shares Redeemed	(14,281)	(21,669)	(16,950)	(33,300)	(30,267)	(56,557)

Net Increase (Decrease) in Net Assets Resulting from Capital Transactions	(2,625)	2,994	9,779	29,486	4,500	211,779

Total Increase (Decrease) in Net Assets	(7,654)	21,623	8,432	32,977	25,425	183,601
Net Assets
Beginning of Period	109,250	87,627	285,685	252,708	701,988	518,387

End of Period	$101,596	$109,250	$294,117	$285,685	$727,413	$701,988

Undistributed Net Investment Income (Loss)	$2,175	$2,211	$6,087	$6,063	$52,064	$32,590

Portfolio Share Transactions:
Shares Sold	10,191	21,701	24,110	52,462	46,940	320,273

Reinvestment of Distributions Paid	—	2,036	—	3,807	—	37,840
Shares Redeemed	(12,673)	(20,904)	(15,293)	(29,868)	(40,845)	(75,003)

Net Increase (Decrease) in Shares Resulting from Portfolio Share Transactions	(2,482)	2,833	8,817	26,401	6,095	283,110

The Accompanying Notes are an Integral Part of the Financial Statements.

158  Statements of Assets and Liabilities

Multi-Sector Bond Portfolio		Balanced Portfolio		Asset Allocation Portfolio
For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014	For the Six Months Ended June 30, 2015 (unaudited)	For the Year Ended December 31, 2014

$11,681	$19,986	$(388)	$30,617	$17	$2,997

(244)	17,063	6,018	136,246	1,422	15,953

(6,670)	(22,713)	38,310	(38,552)	5,167	(5,553)

4,767	14,336	43,940	128,311	6,606	13,397

—	(13,804)	—	(54,943)	—	(5,717)

—	—	—	(188,495)	—	(23,506)

—	(13,804)	—	(243,438)	—	(29,223)

52,814	116,438	57,945	130,614	8,165	25,628
—	13,804	—	243,438	—	29,223
(27,299)	(43,973)	(128,662)	(258,083)	(17,677)	(33,192)

25,515	86,269	(70,717)	115,969	(9,512)	21,659

30,282	86,801	(26,777)	842	(2,906)	5,833

546,059	459,258	2,367,127	2,366,285	266,409	260,576

$576,341	$546,059	$2,340,350	$2,367,127	$263,503	$266,409

$39,192	$27,511	$45,294	$45,681	$5,074	$5,056

47,661	104,857	38,228	84,604	6,642	20,353

—	12,503	—	168,469	—	25,041
(24,632)	(39,600)	(85,112)	(167,826)	(14,410)	(26,550)

23,029	77,760	(46,884)	85,247	(7,768)	18,844

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities  159

Statement of Cash Flows

Northwestern Mutual Series Fund, Inc.

For the Six Months Ended June 30, 2015 (unaudited)

(Amounts in thousands)

Long-Term U.S. Government Bond Portfolio

Cash Flows from Operating Activities
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,029)
Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from
Operations to Net Cash from Operating Activities
Purchase of Investment Securities	(23,711)
Proceeds from Disposition of Investment Securities	22,209
Proceeds from Disposition (Purchase) of Short-Term Investments, net	7,301
Proceeds from (Payments for) Closed Futures Contracts	14
Cash Paid for Terminated Options Written	-
Premiums Received for Options Written	38
Amortization (Accretion) of Premium/Discount, net	(12)
(Increase) Decrease in:
Cash Collateral for Derivative Positions	(55)
Receivable for Investment Securities Sold	(10,173)
Prepaid Expenses and Other Assets	(6)
Dividends and Interest Receivable	(59)
Increase (Decrease) in:
Payable for Investment Securities Purchased	-
Payable for Investment Advisory Fees	(8)
Accrued Expenses	-
Change in Net Unrealized (Appreciation) Depreciation of:
Investment Securities	6,085
Futures Contracts	(12)
Options Written	-
Net Realized (Gain) Loss from:
Investment Securities	183
Futures Contracts	(18)
Options Written	(22)
Paydowns	(3)

Total Adjustments	1,751

Net Cash (Used in) Provided by Operating Activities	(3,278)

Cash Flows from Financing Activities
Cash Received from (Used for) Treasury Roll Transactions, net	6,270
Proceeds from Capital Shares Sold	11,679
Payment on Capital Shares Redeemed	(14,357)

Net Cash (Used in) Provided by Financing Activities	3,592

Net Increase (Decrease) in Cash and Cash Equivalents	314
Cash and Cash Equivalents, Beginning of Period	205

Cash and Cash Equivalents, End of Period	$519

Supplemental disclosure of cash flow information:

Interest paid was $11 for the period ended June 30, 2015.

The Accompanying Notes are an Integral Part of the Financial Statements.

160  Statement of Cash Flows

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Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Growth Stock Portfolio
2015(j)	$2.87	$0.01		$0.11	$0.12	$—	$—	$—	$2.99
2014	2.94	0.02		0.22	0.24	(0.02)	(0.29)	(0.31)	2.87
2013	2.35	0.02		0.78	0.80	(0.02)	(0.19)	(0.21)	2.94
2012	2.09	0.02		0.25	0.27	(0.01)	—	(0.01)	2.35
2011	2.13	0.01		(0.03)	(0.02)	(0.02)	—	(0.02)	2.09
2010	1.92	0.02		0.21	0.23	(0.02)	—	(0.02)	2.13
Focused Appreciation Portfolio
2015(j)	$2.63	$0.00	(e)	$0.22	$0.22	$—	$—	$—	$2.85
2014	2.69	0.00	(e)	0.22	0.22	0.00 (e)	(0.28)	(0.28)	2.63
2013	2.09	0.00	(e)	0.61	0.61	(0.01)	—	(0.01)	2.69
2012	1.75	0.01		0.34	0.35	(0.01)	—	(0.01)	2.09
2011	1.86	0.01		(0.12)	(0.11)	0.00 (e)	—	0.00 (e)	1.75
2010	1.70	0.00	(e)	0.16	0.16	—	—	—	1.86
Large Cap Core Stock Portfolio
2015(j)	$1.65	$0.02		$(0.03)	$(0.01)	$—	$—	$—	$1.64
2014	1.70	0.04		0.10	0.14	(0.03)	(0.16)	(0.19)	1.65
2013	1.34	0.03		0.35	0.38	(0.02)	—	(0.02)	1.70
2012	1.21	0.02		0.13	0.15	(0.02)	—	(0.02)	1.34
2011	1.24	0.02		(0.04)	(0.02)	(0.01)	—	(0.01)	1.21
2010	1.12	0.01		0.12	0.13	(0.01)	—	(0.01)	1.24
Large Cap Blend Portfolio
2015(j)	$1.12	$0.01		$0.02	$0.03	$—	$—	$—	$1.15
2014	1.04	0.01		0.11	0.12	0.00 (e)	(0.04)	(0.04)	1.12
2013	0.83	0.01		0.25	0.26	(0.01)	(0.04)	(0.05)	1.04
2012	0.76	0.01		0.10	0.11	(0.01)	(0.03)	(0.04)	0.83
2011	0.78	0.01		(0.02)	(0.01)	(0.01)	—	(0.01)	0.76
2010	0.69	0.01		0.09	0.10	(0.01)	—	(0.01)	0.78
Index 500 Stock Portfolio
2015(j)	$3.98	$0.04		$0.00 (e)	$0.04	$—	$—	$—	$4.02
2014	3.61	0.07		0.41	0.48	(0.06)	(0.05)	(0.11)	3.98
2013	2.84	0.06		0.84	0.90	(0.06)	(0.07)	(0.13)	3.61
2012	2.54	0.06		0.34	0.40	(0.05)	(0.05)	(0.10)	2.84
2011	2.60	0.05		(0.01)	0.04	(0.04)	(0.06)	(0.10)	2.54
2010	2.33	0.04		0.30	0.34	(0.05)	(0.02)	(0.07)	2.60
Large Company Value Portfolio
2015(j)	$1.15	$0.01		$0.00 (e)	$0.01	$—	$—	$—	$1.16
2014	1.07	0.02		0.12	0.14	—	(0.06)	(0.06)	1.15
2013	0.84	0.02		0.24	0.26	(0.01)	(0.02)	(0.03)	1.07
2012	0.73	0.02		0.11	0.13	(0.02)	—	(0.02)	0.84
2011	0.74	0.01		(0.01)	0.00 (e)	(0.01)	—	(0.01)	0.73
2010	0.67	0.01		0.07	0.08	(0.01)	—	(0.01)	0.74
Domestic Equity Portfolio
2015(j)	$1.44	$0.01		$0.00 (e)	$0.01	$—	$—	$—	$1.45
2014	1.29	0.03		0.14	0.17	(0.02)	—	(0.02)	1.44
2013	0.98	0.02		0.31	0.33	(0.02)	—	(0.02)	1.29
2012	0.87	0.02		0.11	0.13	(0.02)	—	(0.02)	0.98
2011	0.89	0.02		(0.02)	0.00 (e)	(0.02)	—	(0.02)	0.87
2010	0.79	0.02		0.10	0.12	(0.02)	—	(0.02)	0.89

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2015. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

162  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

3.83%	$895,142	0.43	%(c)	0.41	%(c)	0.81	%(c)	26.89%
9.02	885,880	0.43		0.41		0.76		42.36
35.86	847,384	0.44		0.43		0.79		85.54
12.94	533,815	0.45		0.44		0.90		68.40
(1.30)	514,007	—		0.44		0.65		47.15
12.37	556,872	—		0.44		0.83		48.90

8.05%	$786,102	0.76	%(c)	0.63	%(c)	0.11	%(c)	32.64%
9.43	722,379	0.77		0.64		(0.02)		54.58
29.01	624,512	0.79		0.71		0.04		63.90
20.14	388,620	0.79		0.73		0.71		15.65
(6.10)	305,120	0.79		0.74		0.32		45.98
9.33	311,197	0.79		0.77		0.21		40.65

(0.85)%	$535,103	0.45	%(c)	0.44	%(c)	2.14	%(c)	5.29%
8.56	555,639	0.45		0.44		2.08		5.92
28.58	538,368	0.46		0.46		1.78		72.60
11.63	384,679	0.46		0.46		1.43		74.09
(1.21)	377,069	—		0.45		1.26		51.46
12.91	408,330	—		0.46		1.21		43.16

1.96%	$168,775	—%		0.81	%(c)	1.12	%(c)	10.47%
12.58	166,948	0.82		0.82		0.91		27.31
30.86	151,099	—		0.83		1.00		55.43
15.20	78,700	0.87		0.84		1.05		132.66
(2.29)	69,268	—		0.82		0.82		35.91
14.29	63,777	—		0.84		0.83		34.89

1.13%	$2,378,137	—%		0.21	%(c)	1.85	%(c)	2.26%
13.46	2,370,298	0.22		0.22		1.84		2.65
32.05	2,164,501	—		0.22		1.90		3.76
15.76	1,704,471	0.22		0.21		2.12		2.77
1.95	1,569,801	—		0.21		1.86		3.21
14.89	1,625,787	—		0.21		1.84		4.14

1.13%	$191,348	0.74	%(c)	0.71	%(c)	1.43	%(c)	27.15%
13.03	190,954	0.75		0.72		1.55		55.92
31.29	170,062	0.78		0.76		1.73		49.12
16.47	86,915	0.82		0.79		1.99		34.71
1.49	69,674	—		0.78		1.84		47.30
10.95	61,011	—		0.80		1.67		29.84

0.35%	$611,379	0.56	%(c)	0.55	%(c)	2.01	%(c)	7.96%
13.87	620,021	0.56		0.56		1.92		7.97
34.03	570,648	—		0.57		2.10		17.09
14.35	400,058	0.58		0.58		2.23		134.18
0.91	385,811	—		0.57		2.26		40.73
14.62	408,437	—		0.58		2.29		48.18

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  163

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Equity Income Portfolio
2015(j)	$1.77	$0.02		$(0.05)	$(0.03)	$—	$—	$—	$1.74
2014	1.72	0.03		0.10	0.13	(0.02)	(0.06)	(0.08)	1.77
2013	1.34	0.03		0.37	0.40	(0.02)	—	(0.02)	1.72
2012	1.16	0.03		0.17	0.20	(0.02)	—	(0.02)	1.34
2011	1.19	0.02		(0.03)	(0.01)	(0.02)	—	(0.02)	1.16
2010	1.05	0.02		0.14	0.16	(0.02)	—	(0.02)	1.19
Mid Cap Growth Stock Portfolio
2015(j)	$3.40	$0.00	(e)	$0.17	$0.17	$—	$—	$—	$3.57
2014	3.92	0.01		0.27	0.28	(0.01)	(0.79)	(0.80)	3.40
2013	3.26	0.02		0.80	0.82	(0.01)	(0.15)	(0.16)	3.92
2012	2.92	0.01		0.33	0.34	0.00 (e)	—	0.00 (e)	3.26
2011	3.12	0.00	(e)	(0.19)	(0.19)	(0.01)	—	(0.01)	2.92
2010	2.52	0.01		0.60	0.61	(0.01)	—	(0.01)	3.12
Index 400 Stock Portfolio
2015(j)	$1.96	$0.01		$0.07	$0.08	$—	$—	$—	$2.04
2014	1.90	0.02		0.15	0.17	(0.02)	(0.09)	(0.11)	1.96
2013	1.49	0.02		0.47	0.49	(0.02)	(0.06)	(0.08)	1.90
2012	1.34	0.02		0.21	0.23	(0.01)	(0.07)	(0.08)	1.49
2011	1.47	0.01		(0.04)	(0.03)	(0.01)	(0.09)	(0.10)	1.34
2010	1.18	0.01		0.30	0.31	(0.01)	(0.01)	(0.02)	1.47
Mid Cap Value Portfolio
2015(j)	$1.77	$0.01		$0.01	$0.02	$—	$—	$—	$1.79
2014	1.67	0.03		0.24	0.27	(0.02)	(0.15)	(0.17)	1.77
2013	1.30	0.02		0.37	0.39	(0.01)	(0.01)	(0.02)	1.67
2012	1.13	0.03		0.16	0.19	(0.02)	—	(0.02)	1.30
2011	1.16	0.02		(0.03)	(0.01)	(0.02)	—	(0.02)	1.13
2010	0.98	0.02		0.17	0.19	(0.01)	—	(0.01)	1.16
Small Cap Growth Stock Portfolio
2015(j)	$2.50	$0.00	(e)	$0.21	$0.21	$—	$—	$—	$2.71
2014	2.60	0.00	(e)	0.20	0.20	—	(0.30)	(0.30)	2.50
2013	1.88	0.00	(e)	0.73	0.73	(0.01)	—	(0.01)	2.60
2012	1.72	0.00	(e)	0.16	0.16	—	—	—	1.88
2011	1.77	0.00	(e)	(0.04)	(0.04)	(0.01)	—	(0.01)	1.72
2010	1.42	0.00	(e)	0.36	0.36	(0.01)	—	(0.01)	1.77
Index 600 Stock Portfolio
2015(j)	$1.16	$0.01		$0.25	$0.26	$(0.02)	$(0.19)	$(0.21)	$1.21
2014	1.33	0.01		0.14	0.15	(0.06)	(0.26)	(0.32)	1.16
2013	1.01	0.01		0.43	0.44	(0.06)	(0.06)	(0.12)	1.33
2012	0.91	0.01		0.14	0.15	(0.03)	(0.02)	(0.05)	1.01
2011	0.94	0.01		(0.01)	0.00 (e)	(0.01)	(0.02)	(0.03)	0.91
2010	0.77	0.01		0.19	0.20	(0.03)	—	(0.03)	0.94
Small Cap Value Portfolio
2015(j)	$2.38	$0.01		$0.00 (e)	$0.01	$—	$—	$—	$2.39
2014	2.45	0.02		(0.02)	0.00 (e)	(0.01)	(0.06)	(0.07)	2.38
2013	1.89	0.01		0.59	0.60	(0.03)	(0.01)	(0.04)	2.45
2012	1.65	0.03		0.24	0.27	(0.01)	(0.02)	(0.03)	1.89
2011	1.69	0.01		(0.04)	(0.03)	(0.01)	—	(0.01)	1.65
2010	1.40	0.01		0.30	0.31	(0.02)	—	(0.02)	1.69

(e)	Amount is less than $0.005.
(j)	For the six months ended June 30, 2015. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

164  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

(1.64)%	$786,394	—%		0.65	%(c)	1.99	%(c)	6.91%
7.43	781,735	0.66		0.66		1.94		13.56
29.94	676,031	—		0.67		1.77		15.98
17.23	409,097	0.68		0.68		2.21		16.21
(0.92)	306,921	—		0.67		2.05		13.79
15.33	259,307	—		0.67		2.00		11.14

5.12%	$1,121,907	0.54	%(c)	0.52	%(c)	0.03	%(c)	24.36%
8.49	1,098,155	0.54		0.51		0.25		82.51
25.53	1,073,332	0.54		0.52		0.44		137.80
11.97	828,953	0.54		0.52		0.39		63.30
(6.18)	812,782	—		0.53		0.12		50.26
23.86	941,928	—		0.54		0.33		41.04

4.13%	$669,192	0.28	%(c)	0.27	%(c)	1.24	%(c)	9.69%
9.42	652,404	0.28		0.27		1.25		12.20
33.16	624,092	0.29		0.28		1.15		11.21
17.64	479,041	0.28		0.28		1.27		10.91
(1.92)	439,395	—		0.27		1.04		13.15
26.29	471,012	—		0.27		1.10		9.93

0.79%	$436,290	0.89	%(c)	0.77	%(c)	1.43	%(c)	35.86%
16.69	427,853	0.90		0.78		1.56		66.16
30.24	343,933	0.91		0.85		1.54		68.43
16.57	163,223	0.93		0.93		2.14		75.97
(0.61)	124,257	—		0.91		1.66		100.60
19.93	118,130	—		0.92		2.35		121.65

8.46%	$558,104	0.57	%(c)	0.56	%(c)	0.34	%(c)	27.43%
8.66	529,548	0.57		0.57		0.12		27.07
38.60	520,492	—		0.59		0.00		155.34
9.48	376,226	0.59		0.59		(0.12)		76.49
(2.78)	379,359	—		0.57		(0.20)		75.67
25.85	418,965	—		0.59		0.03		74.54

3.95%	$108,919	0.37	%(c)	0.34	%(c)	1.02	%(c)	19.55%
5.34	101,285	0.39		0.35		0.93		49.73
40.67	123,487	0.38		0.35		0.76		47.23
15.80	73,722	0.42		0.35		1.36		38.47
0.90	54,012	0.37		0.35		0.72		52.75
25.90	45,991	0.42		0.35		0.88		46.88

0.46%	$580,924	0.88	%(c)	0.88	%(c)	1.21	%(c)	16.24%
0.22	583,367	0.88		0.88		0.81		16.29
31.76	576,830	0.88		0.88		0.46		9.17
16.33	409,648	0.88		0.88		1.54		5.82
(1.36)	362,566	—		0.87		0.63		7.25
21.95	374,259	—		0.87		0.85		11.51

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  165

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments		Total Distributions	Net Asset Value, End of Period
International Growth Portfolio
2015(j)	$1.34	$0.01		$0.07	$0.08	$—	$—		$—	$1.42
2014	1.43	0.02		(0.09)	(0.07)	(0.02)	—		(0.02)	1.34
2013	1.21	0.02		0.22	0.24	(0.02)	—		(0.02)	1.43
2012	1.04	0.02		0.17	0.19	(0.02)	—		(0.02)	1.21
2011	1.21	0.02		(0.18)	(0.16)	(0.01)	—		(0.01)	1.04
2010	1.05	0.02		0.15	0.17	(0.01)	—		(0.01)	1.21
Research International Core Portfolio
2015(j)	$0.90	$0.01		$0.06	$0.07	$—	$—		$—	$0.97
2014	0.99	0.02		(0.09)	(0.07)	(0.01)	(0.01)		(0.02)	0.90
2013	0.83	0.01		0.15	0.16	0.00 (e)	—		0.00 (e)	0.99
2012	0.72	0.01		0.11	0.12	(0.01)	—		(0.01)	0.83
2011	0.82	0.01		(0.10)	(0.09)	(0.01)	—		(0.01)	0.72
2010	0.75	0.01		0.07	0.08	(0.01)	—		(0.01)	0.82
International Equity Portfolio
2015(j)	$1.77	$0.03		$0.12	$0.15	$—	$—		$—	$1.92
2014	2.13	0.06		(0.24)	(0.18)	(0.04)	(0.14)		(0.18)	1.77
2013	1.79	0.04		0.34	0.38	(0.04)	0.00	(e)	(0.04)	2.13
2012	1.52	0.04		0.27	0.31	(0.04)	—		(0.04)	1.79
2011	1.73	0.05		(0.22)	(0.17)	(0.04)	—		(0.04)	1.52
2010	1.65	0.04		0.09	0.13	(0.05)	—		(0.05)	1.73
Emerging Markets Equity Portfolio
2015(j)	$0.93	$0.01		$(0.01)	$0.00 (e)	$—	$—		$—	$0.93
2014	0.99	0.01		(0.06)	(0.05)	(0.01)	0.00	(e)	(0.01)	0.93
2013	1.06	0.01		(0.07)	(0.06)	(0.01)	0.00	(e)	(0.01)	0.99
2012	0.89	0.01		0.16	0.17	0.00 (e)	0.00	(e)	0.00 (e)	1.06
2011	1.11	0.01		(0.22)	(0.21)	(0.01)	—		(0.01)	0.89
2010	0.90	0.01		0.21	0.22	(0.01)	—		(0.01)	1.11
Money Market Portfolio
2015(j)	$1.00	$0.00	(e)	$—	$0.00 (e)	$0.00 (e)	$—		$0.00 (e)	$1.00
2014	1.00	0.00	(e)	—	0.00 (e)	0.00 (e)	—		0.00 (e)	1.00
2013	1.00	0.00	(e)	—	0.00 (e)	0.00 (e)	—		0.00 (e)	1.00
2012	1.00	0.00	(e)	—	0.00 (e)	0.00 (e)	—		0.00 (e)	1.00
2011	1.00	0.00	(e)	—	0.00 (e)	0.00 (e)	0.00	(e)	0.00 (e)	1.00
2010	1.00	0.00	(e)	—	0.00 (e)	0.00 (e)	0.00	(e)	0.00 (e)	1.00
Short-Term Bond Portfolio
2015(j)	$1.03	$0.01		$0.00 (e)	$0.01	$—	$—		$—	$1.04
2014	1.03	0.01		—	0.01	(0.01)	—		(0.01)	1.03
2013	1.03	0.01		(0.01)	0.00 (e)	0.00 (e)	—		0.00 (e)	1.03
2012	1.02	0.01		0.01	0.02	(0.01)	—		(0.01)	1.03
2011	1.03	0.02		(0.01)	0.01	(0.02)	0.00	(e)	(0.02)	1.02
2010	1.02	0.03		0.02	0.05	(0.03)	(0.01)		(0.04)	1.03

(e) Amount is less than $0.005.

(j) For the six months ended June 30, 2015. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

166  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

5.50%	$476,684	—%		0.73	%(c)	1.86	%(c)	32.72%
(4.52)	436,931	0.74		0.74		1.75		64.20
19.81	420,218	—		0.76		1.20		77.33
17.99	329,718	0.80		0.80		1.92		65.36
(13.17)	266,215	—		0.78		1.50		82.02
16.43	297,804	0.81		0.69		1.40		150.91

7.21%	$517,860	—%		0.92	%(c)	2.83	%(c)	16.91%
(6.71)	457,008	0.94		0.94		2.45		25.24
18.92	412,413	0.98		0.98		1.65		30.41
16.76	261,268	1.11		1.11		1.83		42.10
(10.48)	91,956	1.37		1.15		1.79		34.10
11.05	65,711	1.38		1.15		1.54		47.90

8.12%	$1,761,190	0.73	%(c)	0.65	%(c)	2.96	%(c)	10.48%
(8.80)	1,635,378	0.72		0.66		2.91		17.84
21.38	1,778,202	0.73		0.66		2.10		34.06
21.52	1,485,696	0.73		0.68		2.55		41.34
(10.10)	1,218,070	0.72		0.67		2.75		32.06
7.67	1,376,593	0.72		0.67		2.33		28.57

0.54%	$460,206	—%		1.32	%(c)	1.47	%(c)	18.48%
(6.25)	416,997	1.34		1.34		1.02		45.75
(5.15)	357,253	—		1.40		0.81		31.60
18.83	256,476	1.49		1.48		1.17		27.23
(18.66)	146,836	1.59		1.50		1.21		45.56
24.08	140,665	1.57		1.50		0.98		51.60

0.00%	$429,771	0.33	%(c)	0.22	%(c)	0.02	%(c)	—%
0.07	438,752	0.33		0.07		0.07		—
0.10	483,182	0.32		0.07		0.10		—
0.15	483,437	0.32		0.09		0.15		—
0.14	496,563	0.30		0.08		0.13		—
0.29	476,291	0.30		0.00	(e)	0.29		—

0.78%	$239,065	—%		0.42	%(c)	1.14	%(c)	14.92%
0.38	234,487	0.41		0.41		0.76		196.15
0.55	196,198	—		0.42		0.76		199.33
2.07	145,036	0.41		0.40		1.18		267.65
0.55	165,716	—		0.38		1.79		116.64
3.63	130,420	—		0.39		2.48		115.08

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

The Accompanying Notes are an Integral Part of the Financial Statements.

Financial Highlights  167

Financial Highlights

(For a share outstanding throughout the period)

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period
Select Bond Portfolio
2015(j)	$1.27	$0.01		$(0.01)	$0.00 (e)	$—	$—	$—	$1.27
2014	1.23	0.02		0.05	0.07	(0.03)	—	(0.03)	1.27
2013	1.30	0.03		(0.05)	(0.02)	(0.03)	(0.02)	(0.05)	1.23
2012	1.31	0.03		0.03	0.06	(0.04)	(0.03)	(0.07)	1.30
2011	1.29	0.04		0.05	0.09	(0.04)	(0.03)	(0.07)	1.31
2010	1.26	0.05		0.03	0.08	(0.05)	0.00 (e)	(0.05)	1.29
Long-Term U.S. Government Bond Portfolio
2015(j)	$1.12	$0.01		$(0.06)	$(0.05)	$—	$—	$—	$1.07
2014	0.92	0.03		0.19	0.22	(0.02)	—	(0.02)	1.12
2013	1.07	0.03		(0.18)	(0.15)	0.00 (e)	0.00 (e)	0.00 (e)	0.92
2012	1.13	0.03		0.02	0.05	(0.02)	(0.09)	(0.11)	1.07
2011	1.00	0.03		0.25	0.28	(0.02)	(0.13)	(0.15)	1.13
2010	1.00	0.03		0.08	0.11	(0.05)	(0.06)	(0.11)	1.00
Inflation Protection Portfolio
2015(j)	$1.10	$0.00	(e)	$—	$0.00 (e)	$—	$—	$—	$1.10
2014	1.08	0.01		0.03	0.04	(0.01)	(0.01)	(0.02)	1.10
2013	1.22	0.01		(0.12)	(0.11)	(0.01)	(0.02)	(0.03)	1.08
2012	1.18	0.02		0.06	0.08	(0.03)	(0.01)	(0.04)	1.22
2011	1.06	0.04		0.09	0.13	0.00 (e)	(0.01)	(0.01)	1.18
2010	1.06	0.03		0.03	0.06	(0.04)	(0.02)	(0.06)	1.06
High Yield Bond Portfolio
2015(j)	$0.72	$0.02		$0.00 (e)	$0.02	$—	$—	$—	$0.74
2014	0.75	0.04		(0.03)	0.01	(0.04)	—	(0.04)	0.72
2013	0.75	0.04		—	0.04	(0.04)	—	(0.04)	0.75
2012	0.70	0.05		0.05	0.10	(0.05)	—	(0.05)	0.75
2011	0.72	0.05		(0.02)	0.03	(0.05)	—	(0.05)	0.70
2010	0.68	0.06		0.03	0.09	(0.05)	—	(0.05)	0.72
Multi-Sector Bond Portfolio
2015(j)	$1.08	$0.02		$(0.01)	$0.01	$—	$—	$—	$1.09
2014	1.08	0.04		(0.01)	0.03	(0.03)	—	(0.03)	1.08
2013	1.14	0.04		(0.05)	(0.01)	(0.04)	(0.01)	(0.05)	1.08
2012	1.00	0.04		0.11	0.15	(0.01)	0.00 (e)	(0.01)	1.14
2011	1.03	0.05		(0.01)	0.04	(0.05)	(0.02)	(0.07)	1.00
2010	0.99	0.06		0.08	0.14	(0.08)	(0.02)	(0.10)	1.03
Balanced Portfolio
2015(j)	$1.48	$0.00	(e)	$0.03	$0.03	$—	$—	$—	$1.51
2014	1.56	0.02		0.07	0.09	(0.04)	(0.13)	(0.17)	1.48
2013	1.51	0.03		0.14	0.17	(0.05)	(0.07)	(0.12)	1.56
2012	1.39	0.03		0.11	0.14	(0.02)	—	(0.02)	1.51
2011	1.40	0.03		0.00 (e)	0.03	(0.04)	—	(0.04)	1.39
2010	1.28	0.03		0.12	0.15	(0.03)	—	(0.03)	1.40
Asset Allocation Portfolio
2015(j)	$1.20	$0.00	(e)	$0.03	$0.03	$—	$—	$—	$1.23
2014	1.28	0.01		0.05	0.06	(0.03)	(0.11)	(0.14)	1.20
2013	1.13	0.02		0.17	0.19	(0.04)	—	(0.04)	1.28
2012	1.02	0.02		0.09	0.11	0.00 (e)	—	0.00 (e)	1.13
2011	1.05	0.02		(0.02)	0.00 (e)	(0.03)	—	(0.03)	1.02
2010	0.96	0.02		0.10	0.12	(0.03)	—	(0.03)	1.05

(e) Amount is less than $0.005.

(j) For the six months ended June 30, 2015. (Unaudited)

The Accompanying Notes are an Integral Part of the Financial Statements.

168  Financial Highlights

Total Return(d)	Net Assets, End of Period (thousands)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate

0.08%	$2,863,050	—%		0.31	%(c)	1.61	%(c)	227.91	%(g)
5.56	2,841,156	0.32		0.32		1.97		308.80	(g)
(2.16)	1,712,896	—		0.32		1.99		131.49	(g)
4.96	1,685,293	0.32		0.31		2.32		130.37	(g)
7.16	1,485,430	—		0.30		3.10		139.34	(g)
6.59	1,362,096	—		0.30		3.51		112.85	(g)

(4.56)%	$101,596	0.68	%(c)	0.67	%(c)	2.19	%(c)	19.59	%(t)
23.73	109,250	0.68		0.67		2.67		116.62	(g)(t)
—	87,627	0.69		0.68		2.69		125.96	(g)(t)
3.75	113,136	0.66		0.65		2.35		164.63	(g)(t)
28.92	147,149	—		0.59		2.32		665.73	(g)
10.62	103,380	—		0.60		2.76		525.61	(g)

(0.45)%	$294,117	0.63	%(c)	0.59	%(c)	0.02	%(c)	3.38%
3.14	285,685	0.63		0.59		1.26		20.25
(8.33)	252,708	0.64		0.62		0.91		31.82
7.35	254,176	0.63		0.62		1.92		77.11
11.93	178,375	—		0.61		3.74		52.72
5.60	116,078	—		0.61		2.43		68.09

2.91%	$727,413	—%		0.46	%(c)	5.42	%(c)	14.23%
1.18	701,988	0.47		0.47		5.43		96.48
5.84	518,387	—		0.48		5.70		53.07
13.89	460,942	0.48		0.47		6.50		45.66
4.59	376,289	—		0.46		7.33		44.40
14.56	343,549	—		0.47		7.99		71.62

0.92%	$576,341	0.85	%(c)	0.79	%(c)	4.12	%(c)	40.31	%(g)
3.25	546,059	0.86		0.81		3.88		58.51	(g)
(1.58)	459,258	—		0.88		3.91		65.10	(g)
14.94	372,656	0.86		0.85		4.11		41.31	(g)
4.99	234,872	—		0.83		5.15		59.18	(g)
13.19	182,453	—		0.84		5.41		102.10	(g)

1.82%	$2,340,350	0.31	%(c)	0.08	%(c)	(0.03	)%(c)	3.50%
5.56	2,367,127	0.32		0.16		1.29		56.83	(g)
12.08	2,366,285	0.32		0.26		1.91		112.58	(g)
9.69	2,240,232	0.31		0.30		2.18		121.91	(g)
2.11	2,188,140	—		0.30		2.27		114.17	(g)
11.96	2,295,102	—		0.30		2.58		81.33	(g)

2.51%	$263,503	0.57	%(c)	0.08	%(c)	0.01	%(c)	4.13%
5.15	266,409	0.62		0.23		1.13		39.50	(g)
16.67	260,576	0.65		0.43		1.65		105.28	(g)
11.02	235,762	0.63		0.54		1.84		119.01	(g)
(0.08)	230,257	0.58		0.53		1.74		95.15	(g)
13.01	248,166	0.58		0.53		2.01		73.04	(g)

(c) Computed on an annualized basis.

(d) Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees, not annualized for periods less than one year.

(g) Portfolio Turnover Rate excludes the impact of mortgage dollar roll transactions.

(t) Due to a change in accounting standards effective for 2012, certain financing transactions which were previously accounted for as a sale and subsequent repurchase are now accounted for as a secured borrowing.

The Accompanying Notes are an Integral Part of the Financial Statements.

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Notes to Financial Statements

Note 1. Organization

Northwestern Mutual Series Fund, Inc. (the “Series Fund”) is registered as an open-end management investment company under the Investment Company Act of 1940. The Series Fund is also considered an investment company following the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946. The Series Fund consists of the Growth Stock Portfolio, Focused Appreciation Portfolio, Large Cap Core Stock Portfolio, Large Cap Blend Portfolio, Index 500 Stock Portfolio, Large Company Value Portfolio, Domestic Equity Portfolio, Equity Income Portfolio, Mid Cap Growth Stock Portfolio, Index 400 Stock Portfolio, Mid Cap Value Portfolio, Small Cap Growth Stock Portfolio, Index 600 Stock Portfolio, Small Cap Value Portfolio, International Growth Portfolio, Research International Core Portfolio, International Equity Portfolio, Emerging Markets Equity Portfolio, Money Market Portfolio, Short-Term Bond Portfolio, Select Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Inflation Protection Portfolio, High Yield Bond Portfolio, Multi-Sector Bond Portfolio, Balanced Portfolio and Asset Allocation Portfolio (each, a “Portfolio” or collectively, the “Portfolios”). All of the outstanding shares of each Portfolio are held by The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”) for its segregated asset accounts (either directly or indirectly through one or more underlying Portfolios operating as affiliated fund of funds).

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Series Fund in the preparation of its financial statements.

A. Use of Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. Foreign Income and Capital Gains Taxes — The Portfolios may be subject to dividend income taxes imposed by certain countries in which they invest. Foreign withholding taxes on dividends are netted against dividend income and separately disclosed in the Statements of Operations.

Some of the Portfolios may be subject to capital gains taxes and repatriation taxes imposed by certain countries in which they invest. The Portfolios may record a deferred tax liability in respect of unrealized appreciation on foreign securities for capital gains net of losses, if applicable, and repatriation taxes.

C. Federal Income Taxes — The Portfolios’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to their respective shareholders. The Portfolios also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax, as applicable, on distributable income and gains.

In accordance with the authoritative guidance for uncertainty in income taxes, management of the Series Fund has reviewed all open tax years (2011 to 2014) for major jurisdictions and concluded there was no material impact to the Portfolios’ net assets or results of operations. There is no material tax liability relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Portfolios are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

D. Distributions — Dividends from net investment income and net realized capital gains are declared and paid each business day for the Money Market Portfolio and at least annually for the remaining Portfolios of the Series Fund, when applicable. During 2015 and 2014, the Money Market Portfolio utilized earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

E. Other — The Portfolios record security transactions on trade date. The basis for determining cost on sale of securities is identified cost. Interest income is recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from issuers is available. Where applicable, dividends are recorded net of foreign withholding tax. Discounts and premiums on securities purchased are amortized using the effective interest method. Expenses directly attributable to a Portfolio are incurred by the respective Portfolio. Expenses that are not directly attributable to one or more

170  Notes to Financial Statements

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Portfolios are allocated among applicable Portfolios on an equitable and consistent basis considering such things as the nature and type of expenses and the relative net assets of the Portfolios.

F. New Acounting Pronouncements — In June 2014, the FASB issued an Accounting Standards Update (ASU) that expands secured borrowing accounting for certain repurchase agreements. The ASU also sets forth additional disclosure requirements for certain transactions accounted for as sales in order to provide financial statement users with information to compare to similar transactions accounted for as secured borrowings. The ASU is effective prospectively during interim or annual periods beginning after December 15, 2014.

Note 3. Security Valuation

For purposes of calculating a net asset value, Portfolio securities and other assets are valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day during which the Exchange is open for trading.

The Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Codification defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

• Level 1 — fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

• Level 2 — fair value is determined by other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and other data used in fair valuation)

• Level 3 — fair value is determined by significant unobservable inputs (including the Portfolios’ own assumptions in determining fair value)

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolios’ perceived risk of that instrument.

The following is a description of the valuation techniques and significant inputs used in determining the value of the Portfolios’ investments classified as Level 1 and Level 2 in the fair value hierarchy:

• Equity securities (common and preferred stock) for which market quotations are readily available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Equity securities traded only in the over-the-counter market and not on a securities exchange are valued at the last sale price or closing bid price, if no sales have occurred. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Additionally, for foreign securities, fair value procedures are used if a significant event occurs between the close of the foreign market and the U.S. market close. The fair value price is reflected as Level 2 in the fair value hierarchy where applicable.

• Fixed income securities, including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, and non-U.S. bonds are generally valued on the basis of service provider prices that use broker dealer quotations or valuation estimates from internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, call features, maturities, credit risks/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Fixed income securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 in the fair value hierarchy.

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Notes to Financial Statements

• Mortgage related and asset backed securities are generally issued as separate tranches, or classes, of securities within each deal. These securities are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage related and asset backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

• Investments in open-end mutual funds (including other Portfolios) are valued at the mutual fund’s closing net asset value per share and are categorized as Level 1 in the fair value hierarchy. Investments in privately held mutual funds are valued at the mutual fund’s closing net asset value per share and are categorized as Level 2 in the fair value hierarchy.

• Money market investments, other than in the Money Market Portfolio, with maturities exceeding 60 days are generally valued by a pricing service. Money market investments with maturities of 60 days or less and all securities in the Money Market Portfolio are valued using amortized cost, unless the current market value differs substantially from the amortized cost, at which time the securities are marked to market. Because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

• Listed derivatives, such as futures or option contracts, which are actively traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation and are categorized as Level 1 in the fair value hierarchy.

• Centrally cleared swaps are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 in the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate forward rate to produce the daily settlement price. These securities are categorized as Level 2 in the fair value hierarchy.

• Over-the-counter financial derivatives, such as foreign currency contracts, futures contracts, options contracts, or swap agreements derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Depending on the product and the terms of the transaction, the value of the derivatives can be estimated using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 in the fair value hierarchy.

The following is a description of the valuation techniques and significant inputs used in determining the value the Portfolios’ investments classified as Level 3 in the fair value hierarchy:

• Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith in accordance with procedures adopted by the Series Fund’s Board of Directors. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g. trade information or broker quotes). The factors considered in reaching these values at June 30, 2015 included, but were not limited to, broker quotes, analysis of the likely outcome of pending litigation, liquidity, prepayment speed, duration and recoverability.

A table summarizing each Portfolio’s investments under this hierarchy is included following each Portfolio’s Schedule of Investments. Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in investments’ valuation changes. The Portfolios recognize transfers between levels as of the end of the period. The amounts of transfers between Levels 1 and 2 are disclosed in the Notes to Schedules of Investments for the Portfolio. For fair valuations using significant unobservable inputs, U.S. Generally Accepted Accounting Principles (GAAP) requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. Additionally, U.S GAAP requires

172  Notes to Financial Statements

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quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements, a Level 3 reconciliation and details of significant unobservable inputs have been included in the Notes to the Schedule of Investments for Portfolios that have a material amount of Level 3 investments.

The Series Fund has adopted policies and procedures which govern the pricing of Portfolio securities. The Series Fund’s Board of Directors (sometimes referred to hereinafter as “Board”) has delegated the day-to-day responsibility for pricing Portfolio securities and other investments to Mason Street Advisors, LLC (“MSA”), the Portfolios’ investment adviser and Northwestern Mutual in its capacity as fund accountant, subject to the oversight of a Pricing Committee appointed by the Board and comprised of representatives of MSA, Northwestern Mutual and Series Fund officers. The Pricing Committee is charged with the primary and day-to-day operational responsibility for executing the valuation process. The Pricing Committee has been delegated the authority to approve the override of any prices as permitted under the pricing procedures approved by the Board and any variances from these pricing procedures when appropriate. All such actions are subject to further review and approval by the Board at its next regular meeting.

Note 4. Securities and Other Investments

A. Delayed Delivery Transactions and When-Issued Securities — Certain Portfolios may engage in securities transactions on a when-issued or delayed delivery basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment, with payment and delivery scheduled for a future date. During this period, the securities are subject to market fluctuations. When delayed delivery purchases are outstanding, a Portfolio will earmark liquid assets on its records in amounts sufficient to meet the purchase price. A Portfolio may dispose of or renegotiate a delayed delivery transaction, which may result in a capital gain or loss.

B. Repurchase Agreements — Certain Portfolios may engage in repurchase transactions. Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Portfolio to resell, the obligation at an agreed upon price and time. The underlying securities for all repurchase agreements are held in safekeeping at the Portfolio’s custodian or designated sub-custodians under tri-party repurchase agreements. The market value of the collateral must be equal to or exceed at all times the total amount of the repurchase obligations, including interest. Securities purchased under repurchase agreements are reflected as an asset on the Statements of Assets and Liabilities. Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. If the counterparty should default, a Portfolio will seek to sell the securities which it holds as collateral. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price.

C. Restricted Securities — Certain Portfolios may invest in securities that are subject to legal or contractual restrictions on resale. These securities may be sold privately, but are required to be registered or exempted from registration before being sold to the public. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

D. Foreign Currency Transactions — Certain Portfolios may have securities and other assets and liabilities denominated in foreign currencies which are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Portfolios purchase or sell a foreign security they may enter into a foreign currency exchange contract to minimize exchange rate risk from the trade date to the settlement date of such transaction. Such foreign currency exchange contracts are marked to market daily.

The Portfolios do not separately report the results of operations due to fluctuations in foreign exchange rates on investments from the changes arising from changes in market prices of securities held. Such fluctuations are included with the net realized or unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, and the differences between the amounts of dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent of the amounts actually received or paid.

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Notes to Financial Statements

E. Mortgage Backed and Asset Backed Securities — Certain Portfolios may invest in mortgage backed securities, including collateralized mortgage obligations, and asset backed securities. Mortgage backed securities are interests in pools of residential or commercial mortgage loans and asset backed securities are interests in pools of other assets, including various types of loans and credit card receivables. These securities provide a monthly payment, consisting of both a principal and interest component. Interest payments may be based on either fixed rates or adjustable rates. Receipt of principal payment reduces the outstanding par amount of the security and may generate realized gains or losses. Yields on mortgage backed securities are affected by interest and prepayment rates, which, in turn, are influenced by a variety of economic, geographical, social and other factors. Maturities on mortgage backed securities represent stated maturity dates. Actual maturity dates may differ based on prepayment rates. Unlike mortgage backed securities issued or guaranteed by the U.S. government or one of its sponsored entities, mortgage backed securities and asset backed securities issued by private issuers do not have a government or government sponsored entity guarantee. These issuers may provide credit enhancements through external entities such as financial institutions or through the structuring of the transaction itself. There is no guarantee that credit enhancements, if any, will be sufficient to prevent losses.

F. Inflation-Indexed Bonds — Certain Portfolios may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation indexed bond will be included as interest income in the applicable Portfolio’s Statement of Operations even though investors do not receive their principal until maturity.

G. Short Sales — Certain Portfolios may enter into short sale transactions. A short sale is a transaction in which a Portfolio sells a security it does not own in anticipation of a decline in the market price of the security. Securities sold in short sale transactions and the interest payable on such securities, if any, are reflected as a liability on the Statements of Assets and Liabilities. A Portfolio is obligated to deliver the security at the market price at the time the short position is closed. The risk of loss on a short sale transaction is theoretically unlimited, because there is no limit to the cost of replacing the security sold short, whereas losses from purchase transactions cannot exceed the total amount invested. As of June 30, 2015, there were no short positions held by any Portfolio.

H. Financing Transactions — Certain Portfolios may enter into financing transactions. In a financing transaction, the Portfolio transfers a security to a counterparty with a simultaneous agreement to repurchase the same security at an agreed upon price and future settlement date. For U.S. GAAP purposes, a financing transaction is accounted for as a secured borrowing and not as a purchase or sale. During the term of the borrowing, the Portfolio is entitled to the interest on the security. The difference between the sale price and repurchase price is included in net investment income with the cost of the secured borrowing transaction being recorded in interest expense over the term of the borrowing. The Portfolio will benefit from the transaction if the income earned on the investment purchased with the cash received in the financing transaction exceeds the interest expense incurred by the Portfolio. If the interest expense exceeds the income earned, the Portfolio’s net investment income and dividends to shareholders may be adversely impacted. Financing transactions involve the risk that the market value of the securities that the Portfolio is required to repurchase may decline below the agreed upon repurchase price of those securities.

I. Loan Participation and Assignments — Certain Portfolios may invest in direct debt instruments which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Portfolios’ investments in a loan may be in the form of either actual participation in loans or assignments of all or part of the loans from third parties. A loan is often administered by a bank or other financial institution that acts as an agent for all holders. The agent administers the terms of the loan which are specified in the loan agreement. The Portfolios may invest in multiple series or tranches of a loan, each of which can have different terms and associated risks. The Portfolios generally do not have a right to enforce compliance with the terms of the loan agreement and as a result, the Portfolios may be subject to the credit risk of the borrower and lender that is selling the loan agreement. When the Portfolios purchase assignments from lenders they acquire direct rights against the borrower of the loan. The Portfolios may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments can include lines of credit, which may require the Portfolios to grant additional cash to the borrower upon demand from the borrower. These unfunded loan commitments are in fact a future obligation in full, although a percentage of the loan amount may not be utilized by the borrower. When investing in a loan, the Portfolios have the right to receive principal, interest and any fees from the lender selling the loan agreement and only when the payments are received by the lender from the borrower. There may also be a commitment fee due to the Portfolios based on the unused portion of the line of credit of the floating rate loan. In certain cases, the Portfolios may be entitled to a penalty fee if there was

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a prepayment of a floating rate loan by the borrower. Fees that are earned or paid will be reflected as interest income or interest expense on the Statements of Operations. For the period ended June 30, 2015, only the Multi Sector Bond Portfolio invested in loan participations and assignments. At June 30, 2015 there were no unfunded loan commitments outstanding.

J. Reverse Repurchase Agreements — Certain Portfolios may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Portfolio delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Portfolio is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by a Portfolio to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. When effecting reverse repurchase transactions, the Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account.

Reverse repurchase agreements outstanding in the Multi-Sector Bond Portfolio as of June 30, 2015 were as follows:

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Amount Borrowed	Payable for Reverse Repurchase Agreements

Iceland Foods, Ltd.	Credit Suisse Securities, Ltd.	1.50%	12/19/14	Open	400,000 GBP	$506,501
Vale Overseas, Ltd.	Barclays Capital, Inc.	2.00%	4/22/15	Open	400,000 USD	401,556
Vale Overseas, Ltd.	Credit Suisse Securities, Ltd.	1.50%	4/15/15	Open	700,000 USD	702,246

						$1,610,303

Note 5. Derivative Instruments

The Portfolios may use derivative instruments for various purposes, including as a cash management strategy, to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the Portfolio, to hedge exposure to a foreign currency, or as an alternative to direct investments. Because the Portfolios are required to account for derivative instruments at fair value and recognize changes in fair value through the Statements of Operations, the Portfolios’ derivatives do not qualify for hedge accounting treatment.

Certain Portfolios segregate cash to cover margin requirements for derivative positions. These amounts are denoted as “Cash Collateral for Derivative Positions” on the Statements of Assets and Liabilities.

A. Futures Contracts — Certain Portfolios invest in futures contracts as an alternative to investing in individual securities and could be exposed to market risk due to changes in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the “variation margin,” are recorded by the Portfolios as unrealized gains or losses. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

B. Forward Foreign Currency Contracts — The Portfolios may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies or as part of an investment strategy. Contracts are valued at the contractual forward rate and are marked to market daily, with the change in market value recorded as an unrealized gain or loss. When the contracts are closed, a realized gain or loss is recorded. Risks may arise from changes in market value of the underlying instruments and from the possible inability of counterparties to meet the terms of their contracts.

C. Options — Certain Portfolios may write call and put options on futures, swaps, securities or currencies they own or in which they may invest. Writing put options tends to increase a Portfolio’s exposure to the underlying instrument. Writing call options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio receives a premium on the sale of a call

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option but gives up the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio writes a put option, it is exposed to a decline in the price of the underlying security. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statements of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statements of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (called) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is a risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market.

Transactions in written call and put options for the period ended June 30, 2015 were as follows (amounts in thousands, except number of contracts):

	Balance at 12/31/2014	Sales	Closing Buys	Expirations	Exercised	Balance at 6/30/2015
Long-Term U.S. Government Bond
Portfolio
# of Contracts	—	96	—	(48)	(48)	—
Premium	$—	37	—	(21)	(16)	$—
Multi-Sector Bond Portfolio
Notional Amount	$—	29,000	—	—	—	$29,000
Premium	$—	219	—	—	—	$219

Certain Portfolios may also purchase call and put options on futures, swaps, securities or currencies they own or in which they may invest. Purchasing call options tends to increase a Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease a Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium on the purchase of a put option but receives the opportunity to profit from any increase in the value of the security above the exercise price of the option. When a Portfolio purchases a call option, it is exposed to a decline in the price of the underlying security. Premiums paid are reflected in the Statements of Assets and Liabilities as an investment and are subsequently marked to market to reflect the current value of the option. Premiums paid from purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine realized gain or loss. The risk associated with a Portfolio purchasing call or put options is limited to the premium paid.

D. Swap Agreements — The Portfolios may enter into swap agreements on interest rate, total return and credit default to manage their exposure to interest rates, foreign currencies, investment style risk and credit risk or as an alternative to direct investing. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”) and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

Swaps are marked to market daily based upon quotations from market makers or values from third party vendors, which may include a registered commodities exchange, and the change in value, if any, is recorded as unrealized gain or loss in the Statements of Operations. Daily changes in the valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities. OTC swap payments received or made at the beginning of the measurement period of the swap are reflected on the Statements of Assets and Liabilities. Upfront payments are amortized to realized gain or loss. Upon termination of the swap, unamortized upfront payments are recorded as realized gain or loss in the Statements of Operations. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in interest rates.

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Interest Rate Swaps — Interest rate swap agreements involve the exchange by a Portfolio with another party to pay or receive a set of cash flows, e.g., an exchange of floating rate payments for fixed rate payments based on a notional amount of principal.

Total Return Swaps — Total return swap agreements involve commitments to pay or receive a financing rate in exchange for the total return of an underlying reference entity, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

Credit Default Swaps — Credit default swap agreements involve one party making a series of payments to another party in exchange for the right to receive a cash payment equal to the notional value of the swap in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging market country. A Portfolio may use credit default swaps to provide a measure of protection against defaults of the issuers where the Portfolio owns or has exposure to the corporate or sovereign issue or to take an active long or short position on the likelihood of a particular issuer’s default.

As a seller of protection, the Portfolio generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Portfolio adds leverage to its investments because the Portfolio has investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally makes an upfront payment or pays a fixed rate of interest throughout the term of the swap provided that there is no credit event. The Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country serve as an indicator of the current status of the payment/performance risk and represent the likelihood of a credit event occurring. The implied credit spread of a particular referenced entity reflects the cost of selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and indicate a greater likelihood a credit event could occur as defined under the terms of the agreement. Open credit default swaps on corporate or sovereign issues and credit indices are disclosed in the Schedules of Investments.

If the Portfolio is a seller of protection and a credit event occurs, the Portfolio will either pay to the buyer of the protection an amount equal to the notional value of the swap and may take delivery of the obligation or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the agreement. Notional amounts and fair market value of all credit default swap agreements outstanding for each Portfolio are disclosed in the footnotes to the Schedules of Investments. These maximum potential amounts would be partially offset by any recovery values of the referenced obligations, upfront payments received upon entering into the agreement, or net amounts received by the Portfolio from the settlement of credit default swap agreements purchasing protection for the same referenced obligation.

E. Derivative Disclosures – Derivative positions held by the Portfolios by contract type and primary risk exposure, including location on the Statement of Assets and Liabilities and value as of June 30, 2015, are (amounts in thousands):

	Asset Derivatives – June 30, 2015		Liability Derivatives – June 30, 2015
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Index 500 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	$56	Payables – Futures Variation Margin	$2
Index 400 Stock Portfolio
Equity contracts	Receivables – Futures Variation Margin	20	Payables – Futures Variation Margin	-

Notes to Financial Statements  177

Notes to Financial Statements

	Asset Derivatives – June 30, 2015		Liability Derivatives – June 30, 2015
Portfolio	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Mid Cap Value Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	$163	Payables – Foreign Currency Purchased	$281
International Growth Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	-	Payables – Foreign Currency Purchased	1
Research International Core Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	-	Payables – Foreign Currency Purchased	2
International Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	-	Payables – Foreign Currency Purchased	26
Emerging Markets Equity Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	-	Payables – Foreign Currency Purchased	3
Short-Term Bond Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	25	Payables – Foreign Currency Purchased	1
Interest rate contracts	Receivables – Futures Variation Margin	3	Payables – Futures Variation Margin	1
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	Receivables – Futures Variation Margin	1	Payables – Futures Variation Margin	-
Inflation Protection Portfolio
Foreign exchange contracts	Receivables – Foreign Currency Sold	341	Payables – Foreign Currency Purchased	526
Interest rate contracts	Receivables – Futures Variation Margin	8	Payables – Futures Variation Margin	-
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	-	Payables – Outstanding Swaps Contracts, at Value	5,052
Multi-Sector Bond Portfolio
Credit contracts	Receivables – Outstanding Swaps Contracts, at Value	82	Payables – Outstanding Swaps Contracts, at Value	8,173
Foreign exchange contracts	Receivables – Foreign Currency Sold	484	Payables – Foreign Currency Purchased	2,766
Interest rate contracts	Receivables – Futures Variation Margin	123	Payables – Futures Variation Margin	11
Interest rate contracts	Receivables – Outstanding Options Written, at Value	-	Payables – Outstanding Options Written, at Value	226
Interest rate contracts	Receivables – Outstanding Swaps Contracts, at Value	4	Payables – Outstanding Swaps Contracts, at Value	142
Asset Allocation Portfolio
Equity contracts	Receivables – Futures Variation Margin	4	Payables – Futures Variation Margin	-

Realized gains and losses on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2015 are (amounts in thousands):

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Focused Appreciation Portfolio
Foreign currency exchange contracts	$-	$-	$(269)	$-	$(269)
Index 500 Stock Portfolio
Equity contracts	-	1,429	-	-	1,429
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	376	-	376
Equity Income Portfolio
Foreign currency exchange contracts	-	-	1	-	1
Index 400 Stock Portfolio
Equity contracts	-	1,119	-	-	1,119
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	1,252	-	1,252
Index 600 Stock Portfolio
Equity contracts	-	-	-	385	385
International Growth Portfolio
Foreign currency exchange contracts	-	-	(202)	-	(202)
Research International Core Portfolio
Foreign currency exchange contracts	$-	$-	$(91)	$-	$(91)
International Equity Portfolio

178  Notes to Financial Statements

Notes to Financial Statements

	Realized Gain (Loss) on Derivatives Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Foreign currency exchange contracts	-	-	(416)	-	(416)
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	53	-	53
Short-Term Bond Portfolio
Foreign currency exchange contracts	-	-	58	-	58
Interest rate contracts	-	218	-	-	218
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	38	8	-	-	46
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	(85)	-	(85)
Interest rate contracts	-	(459)	-	2,064	1,605
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	(535)	(536)
Foreign currency exchange contracts	-	-	12,605	-	12,603
Interest rate contracts	-	(606)	-	879	272
Balanced Portfolio
Equity contracts	-	21	-	-	21
Asset Allocation Portfolio
Equity contracts	-	82	-	-	82

Change in unrealized appreciation and depreciation on derivative instruments, by contract type and primary risk exposure, for the period ended June 30, 2015 are (amounts in thousands):

	Change in Unrealized Appreciation (Depreciation) on Derivative Instruments
Portfolio	Options	Futures	Forward Currency Contracts	Swaps	Total
Index 500 Stock Portfolio
Equity contracts	$-	$(1,022)	$-	$-	$(1,022)
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	(100)	-	(100)
Index 400 Stock Portfolio
Equity contracts	-	(765)	-	-	(765)
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	(202)	-	(202)
International Growth Portfolio
Foreign currency exchange contracts	-	-	15	-	15
Research International Core Portfolio
Foreign currency exchange contracts	-	-	25	-	25
International Equity Portfolio
Foreign currency exchange contracts	-	-	212	-	212
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	(4)	-	(4)
Short-Term Bond Portfolio
Foreign currency exchange contracts	-	-	24	-	24
Interest rate contracts	-	31	-	-	31
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	7	-	-	7
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	(1,010)	-	(1,010)
Interest rate contracts	-	655	-	112	767
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	(1,256)	(2,767)
Foreign currency exchange contracts	-	-	(5,548)	-	(5,548)
Interest rate contracts	(7)	(1,460)	-	(1,286)	(1,662)
Balanced Portfolio
Equity contracts	-	(630)	-	-	(630)
Asset Allocation Portfolio
Equity contracts	-	(157)	-	-	(157)

Volumes on derivative instruments by contract type and primary risk exposure, for the period ended June 30, 2015 are (amounts in thousands):

Notes to Financial Statements  179

Notes to Financial Statements

	Volume of Derivative Instruments Held
	Average Number of Contracts		Average Notional Value
Portfolio	Exchange Traded Options	Futures	Forward Currency Contracts	Swaps	Over the Counter Options
Index 500 Stock Portfolio
Equity contracts	-	279	$-	$-	$-
Large Company Value Portfolio
Foreign currency exchange contracts	-	-	8,121	-	-
Index 400 Stock Portfolio
Equity contracts	-	106	-	-	-
Mid Cap Value Portfolio
Foreign currency exchange contracts	-	-	28,429	-	-
Index 600 Stock Portfolio
Interest rate contracts	-	-	-	9,747	-
Research International Core Portfolio
Foreign currency exchange contracts	-	-	3	-	-
International Growth Portfolio
Foreign currency exchange contracts	-	-	2	-	-
Emerging Markets Equity Portfolio
Foreign currency exchange contracts	-	-	256	-	-
Short-Term Bond Portfolio
Interest rate contracts	-	89	-	-	-
Long-Term U.S. Government Bond Portfolio
Interest rate contracts	-	84	-	-	-
Inflation Protection Portfolio
Foreign currency exchange contracts	-	-	40,428	-	-
Interest rate contracts	-	93	-	76,260	-
Multi-Sector Bond Portfolio
Credit contracts	-	-	-	57,505	-
Foreign currency exchange contracts	-	-	366,045	-	-
Interest rate contracts	-	547	-	126,594	967
Balanced Portfolio
Equity contracts	-	96	-	-	-
Asset Allocation Portfolio
Equity contracts	-	31	-	-	-

Note 6. Portfolio Risk

In the normal course of business the Portfolios trade financial instruments and enter into financial transactions where risk of potential loss exists. Security values fluctuate (market risk) and may decline due to factors affecting securities markets in general, particular industries represented in the securities markets or conditions specifically related to a particular company. Failure of the other party to a transaction to perform (credit risk), for example by not making principal and interest payments when due, reduces the value of the issuer’s debt and could reduce the Portfolios’ income. Similar to credit risk, the Portfolios may be exposed to counterparty risk, or the risk that an institution or other entity with which the Portfolios have unsettled or open transactions will fail to make required payments or otherwise comply with the terms of the instrument, transaction or contract. The potential loss could exceed the value of the financial assets recorded in the financial statements. Some of the Portfolios’ investments may be illiquid and the Portfolios may not be able to vary the portfolio investments in response to changes in economic and other conditions. If a Portfolio is required to liquidate all or a portion of its investments quickly, the Portfolio may realize significantly less than the value at which it previously recorded those investments.

Master Netting Arrangements

The Portfolios are subject to various Master Agreements that govern the terms of certain transactions. Master Repurchase Agreements and Global Master Repurchase Agreements are in place that govern repurchase, reverse repurchase, and sale-buyback financing transactions. Master Securities Forward Transaction Agreements are in place that govern the settlement of certain forward settling transactions including to-be-announced securities, delayed-delivery or sale-buyback financing transactions. Customer Account Agreements and related addenda are in place that govern certain cleared derivative transactions including futures and cleared OTC derivatives. International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA agreements”) are in place that govern certain OTC financial derivative transactions. The terms of Master Agreements may reduce counterparty risk with respect to transactions governed by the Master Agreement under certain circumstances.

180  Notes to Financial Statements

Notes to Financial Statements

Offsetting Assets and Liabilities

Certain Portfolios are parties to enforceable master netting or similar agreements which provide for the right of offset under certain circumstances. The Portfolios have made an accounting policy election not to offset qualifying financial and derivative instruments on the Statements of Assets and Liabilities. As such, all financial and derivative instruments are presented on a gross basis on the Statements of Assets and Liabilities. The impacts of netting arrangements that provide the right to offset are detailed below (amounts in thousands). The net amount represents the net receivable or payable that would be due from or to the counterparty in the event of default. Exposure from borrowings and other financing transactions such as repurchase agreements and certain forward settling transactions can only be netted across transactions governed under the same Master Agreement with the same legal entity. For certain Portfolios, derivative amounts do not reconcile to the Statements of Assets and Liabilities due to the Statements of Assets and Liabilities including derivatives that are not covered under master netting or similar agreements. The amount of collateral presented below has been limited such that the net amount cannot be less than zero.

Large Company Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2015		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$45	$-	$45

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2015	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$45	$(45)	$-	$-

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2015		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$116	$-	$116

Financial Liabilties, Derivative Liabilities, and Collateral Pledged
As of June 30, 2015	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
HSBC Bank USA	$113	$(45)	$-	$68
JPMorgan Chase Bank, N.A.	3	-	-	3

Total	$116	$(45)	$-	$71

Mid Cap Value Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2015		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$163	$-	$163

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2015	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$163	$(163)	$-	$-

Notes to Financial Statements  181

Notes to Financial Statements

Mid Cap Value Portfolio continued

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2015	(i)	(ii)	(iii) = (i) - (ii)
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency	$281	$-	$281

Financial Liabilties, Derivative Liabilities, and Collateral Pledged
As of June 30, 2015	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
HSBC Bank USA	$272	$(163)	$-	$109
JPMorgan Chase Bank, N.A.	9	-	-	9

Total	$281	$(163)	$-	$118

Long-Term U.S. Government Bond Portfolio

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2015	(i)	(ii)	(iii) = (i) - (ii)
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Financing Transactions	$59,912	$-	$59,912

Financial Liabilties, Derivative Liabilities, and Collateral Pledged
As of June 30, 2015	(iii)	(iv) Gross Amounts Not Offset in the Statement of Assets and Liabilities		(v) = (iii) - (iv)
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Goldman Sachs & Co.	$3,490	$(3,490)	$-	$-
Morgan Stanley & Co. LLC	56,422	(56,422)	-	-

Total	$59,912	$(59,912)	$-	$-

Inflation Protection Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2015		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$341	$-	$341

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2015	(iii)	(iv) Gross Amounts Not Offset in the Statement of Assets and Liabilities		(v) = (iii) - (iv)
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
HSBC Bank USA	$341	$(341)	$-	$-

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2015		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$526	$-	$526
Swaps		5,052	-	5,052

Total		$5,578	$-	$5,578

182  Notes to Financial Statements

Notes to Financial Statements

Inflation Protection Portfolio continued

Financial Liabilties, Derivative Liabilities, and Collateral Pledged
As of June 30, 2015	(iii)	(iv) Gross Amounts Not Offset in the Statement of Assets and Liabilities		(v) = (iii) - (iv)
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$2,112	$(2,112)	$-	$-
Barclays Bank PLC	2,940	(2,940)	-	-
HSBC Bank USA	526	(526)	-	-

Total	$5,578	$(5,578)	$-	$-

Multi-Sector Bond Portfolio

Offsetting of Financial Assets and Derivative Assets
As of June 30, 2015		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Foreign Currency		$484	$-	$484
Swaps		79	-	79

Total		$563	$-	$563

Financial Assets, Derivative Assets, and Collateral Held
As of June 30, 2015	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Assets in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Barclays Bank PLC	$23	$(23)	$-	$-
BNP Paribas SA	13	(13)	-	-
Citibank, N.A.	40	(40)	-	-
Goldman Sachs International	18	(18)	-	-
HSBC Bank USA	22	(22)	-	-
JPMorgan Chase Bank, N.A.	447	(226)	(221)	-

Total	$563	$(342)	$(221)	$-

Offsetting of Financial Liabilities and Derivative Liabilities
As of June 30, 2015		(i)	(ii)	(iii) = (i) - (ii)
Description		Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Foreign Currency		$2,766	$-	$2,766
Swaps		8,166	-	8,166
Options		226	-	226
Financing Transactions		1,610	-	1,610

Total		$12,768	$-	$12,768

Financial Liabilties, Derivative Liabilities, and Collateral Pledged
As of June 30, 2015	(iii)	(iv)		(v) = (iii) - (iv)
		Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Net Amounts of Liabilities in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Bank of America, N.A.	$1	$(1)	$-	$-
Barclays Bank PLC	1,721	(397)	-	1,324
BNP Paribas SA	71	(13)	-	58
Citibank, N.A.	3,963	(40)	-	3,923
Credit Suisse Securities, Ltd.	1,210	(1,210)	-	-
Goldman Sachs International	2,387	(18)	-	2,369
HSBC Bank USA	1,364	(22)	-	1,342
JPMorgan Chase Bank, N.A.	226	(226)	-	-
Morgan Stanley Capital Services	10	-	-	10
UBS AG	1,815	-	-	1,815

Total	$12,768	$(1,927)	$-	$10,841

Notes to Financial Statements  183

Notes to Financial Statements

Note 7. Investment Advisory and Sub-Advisory Fees

The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services to MSA, a wholly owned subsidiary of Northwestern Mutual. Certain Portfolios, listed below, pay at a fixed annual rate based on the average daily net asset values of the Portfolio.

Portfolio	Fee
Index 500 Stock Portfolio	0.20%
Index 400 Stock Portfolio	0.25%
Mid Cap Value Portfolio	0.85%
Small Cap Value Portfolio	0.85%
Money Market Portfolio	0.30%
Select Bond Portfolio	0.30%
Balanced Portfolio	0.30%

For the other Portfolios, the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedules:

Portfolio	First $50 Million	Next $50 Million	Excess Over $100 Million
Growth Stock Portfolio	0.60%	0.50%	0.40%
Large Cap Core Stock Portfolio	0.60%	0.50%	0.40%
Mid Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
Small Cap Growth Stock Portfolio	0.80%	0.65%	0.50%
High Yield Bond Portfolio	0.60%	0.50%	0.40%

Portfolio	First $100 Million	Next $400 Million	Excess Over $500 Million
Focused Appreciation Portfolio	0.80%	0.75%	0.70%

Portfolio	First $100 Million	Next $150 Million	Excess Over $250 Million
Domestic Equity Portfolio	0.65%	0.55%	0.50%
Large Company Value Portfolio	0.72%	0.67%	0.62%
International Growth Portfolio	0.75%	0.65%	0.55%
Short-Term Bond Portfolio	0.35%	0.33%	0.30%
Long-Term U.S. Government Bond Portfolio	0.555%	0.515%	0.495%
Inflation Protection Portfolio	0.58%	0.55%	0.49%
Multi-Sector Bond Portfolio	0.79%	0.78%	0.77%
Asset Allocation Portfolio	0.60%	0.50%	0.40%

Portfolio	First $150 Million	Next $150 Million	Next $200 Million	Excess Over $500 Million
Large Cap Blend Portfolio	0.77%	0.70%	0.62%	0.56%
Research International Core Portfolio	0.88%	0.82%	0.75%	0.68%

Portfolio	First $500 Million	Excess Over $500 Million
Equity Income Portfolio	0.65%	0.60%

Portfolio	First $200 Million	Excess Over $200 Million
Index 600 Stock Portfolio	0.25%	0.20%

Portfolio	First $50 Million	Excess Over $50 Million
International Equity Portfolio	0.85%	0.65%

184  Notes to Financial Statements

Notes to Financial Statements

Portfolio	First $250 Million	Next $250 Million	Next $500 Million	Excess Over $1.0 Billion
Emerging Markets Equity Portfolio	1.14%	1.08%	0.96%	0.78%

MSA, which is the manager and investment adviser of the Series Fund, contractually agreed to waive the management fee and absorb certain other operating expenses to the extent necessary so that Total Operating Expenses (excluding taxes, brokerage, other investment-related costs, interest and dividend expenses and charges, acquired fund fees and expenses and extraordinary expenses) will not exceed the following amounts:

Portfolio		Expiration
Focused Appreciation Portfolio	0.90%	April 30, 2016
Large Cap Blend Portfolio	0.85%	April 30, 2016
Large Company Value Portfolio	0.80%	April 30, 2016
Domestic Equity Portfolio	0.75%	April 30, 2016
Equity Income Portfolio	0.75%	April 30, 2016
Mid Cap Value Portfolio	1.00%	April 30, 2016
Index 600 Stock Portfolio	0.35%	April 30, 2016
Small Cap Value Portfolio	1.00%	April 30, 2016
International Growth Portfolio	1.10%	April 30, 2016
Research International Core Portfolio	1.15%	April 30, 2016
Emerging Markets Equity Portfolio	1.50%	April 30, 2016
Short-Term Bond Portfolio	0.45%	April 30, 2016
Long-Term U.S. Government Bond Portfolio	0.65%	April 30, 2016
Inflation Protection Portfolio	0.65%	April 30, 2016
Multi-Sector Bond Portfolio	0.90%	April 30, 2016
Asset Allocation Portfolio	0.75%	April 30, 2016

Growth Stock Portfolio – For the period from January 1, 2015 through April 30, 2015, MSA agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee was 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on average net assets in excess of $500 million. Effective May 1, 2015, MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.38% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Focused Appreciation Portfolio – For the period from January 1, 2015 through April 30, 2015, MSA agreed to waive a portion of its management fee such that the management fee was 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, and 0.60% on average net assets in excess of $500 million. Effective May 1, 2015, MSA has agreed to waive a portion of its management fee such that the management fee is 0.66% on the Portfolio’s first $100 million of average net assets, 0.61% on the next $400 million, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Large Cap Core Stock Portfolio – MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $400 million and 0.35% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Large Company Value Portfolio –For the period from January 1, 2015 through April 30, 2015, MSA agreed to waive a portion of its management fee such that the management fee was 0.68% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, and 0.59% on average net assets in excess of $250 million. Effective May 1, 2015, MSA has agreed to waive a portion of its management fee such that the management fee is 0.68% on the Portfolio’s first $100 million of average net assets, 0.65% on the next $150 million, 0.59% on the next $250 million, and 0.57% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Domestic Equity Portfolio – Effective May 1, 2015, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $100 million of average net assets, 0.55% on the next $150 million, 0.50% on the next $250 million, and 0.48% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Notes to Financial Statements  185

Notes to Financial Statements

Equity Income Portfolio – Effective May 1, 2015, MSA has agreed to waive a portion of its management fee such that the management fee is 0.65% on the Portfolio’s first $500 million of average net assets, 0.60% on the next $500 million, and 0.57% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Mid Cap Growth Stock Portfolio – For the period from January 1, 2015 through April 30, 2015, MSA agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee was 0.80% on the Portfolio’s first $50 million, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on average net assets in excess of $500 million. MSA terminated this fee waiver agreement effective May 1, 2015.

Index 400 Stock Portfolio – MSA has agreed to waive a portion of its management fee on average net assets over $500 million such that the management fee is 0.25% on the Portfolio’s first $500 million and 0.20% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Mid Cap Value Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.79% on the Portfolio’s first $150 million of average net assets, and 0.70% in excess of $150 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Small Cap Growth Stock Portfolio – For the period from January 1, 2015 through April 30, 2015, MSA agreed to waive a portion of its management fee on assets over $500 million such that the management fee was 0.80% on the Portfolio’s first $50 million of average net assets, 0.65% on the next $50 million, 0.50% on the next $400 million and 0.45% on average net assets in excess of $500 million. MSA terminated this fee waiver agreement effective May 1, 2015.

Small Cap Value Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.85% on the Portfolio’s first $500 million of average net assets and 0.80% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

International Equity Portfolio – For the period from January 1, 2015 through April 30, 2015, MSA agreed to waive a portion of its management fee such that the management fee for the Portfolio was 0.80% on the Portfolio’s first $50 million of average net assets, 0.60% on the next $950 million, 0.58% on the next $500 million, 0.51% on the next $500 million, and 0.45% on average net assets in excess of $2 billion. Effective May 1, 2015, MSA has agreed to waive a portion of its management fee such that the management fee is 0.80% on the Portfolio’s first $50 million of average net assets, 0.60% on the next $950 million, 0.50% on the next $500 million, and 0.45% on average net assets in excess of $1.5 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Money Market Portfolio ––MSA voluntarily agreed to waive its advisory fee and/or reimburse expenses in excess of the Portfolio’s daily yield so as to maintain a zero or positive yield for the Portfolio. This voluntary waiver will be reviewed periodically by MSA in light of market and economic developments and may be revised or discontinued at any time without advance notice.

Short-Term Bond Portfolio – MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.35% on the Portfolio’s first $100 million of average net assets, 0.33% on the next $150 million, 0.30% on the next $250 million and 0.28% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Long-Term U.S. Government Bond Portfolio – Effective May 1, 2015, MSA has agreed to waive a portion of its management fee on assets over $500 million such that the management fee is 0.555% on the Portfolio’s first $100 million of average net assets, 0.515% on the next $150 million, 0.495% of the next $250 million, and 0.445% on average net assets in excess of $500 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Inflation Protection Portfolio –MSA has agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.50% on the next $150 million, and 0.46% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

186  Notes to Financial Statements

Notes to Financial Statements

High Yield Bond Portfolio – For the period from January 1, 2015 through April 30, 2015, MSA agreed to waive a portion of its management fee on assets over $1 billion such that the management fee was 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million and 0.35% on average net assets in excess of $1 billion. Effective May 1, 2015, MSA has agreed to waive a portion of its management fee such that the management fee is is 0.60% on the Portfolio’s first $50 million of average net assets, 0.50% on the next $50 million, 0.40% on the next $900 million and 0.30% on average net assets in excess of $1 billion. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Multi-Sector Bond Portfolio – MSA agreed to waive a portion of its management fee such that the management fee is 0.74% on the Portfolio’s first $100 million of average net assets, 0.73% on the next $150 million, and 0.70% on average net assets in excess of $250 million. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Balanced Portfolio – MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in affiliated companies is 0.05%. MSA may terminate this fee waiver agreement at any time after April 30, 2016.

Asset Allocation Portfolio – MSA has agreed to waive a portion of its management fee such that the management fee is 0.55% on the Portfolio’s first $100 million of average net assets, 0.45% on the next $150 million, and 0.35% on average net assets in excess of $250 million. In addition, MSA has agreed to waive a portion of its management fee such that its management fee on assets invested in affiliated companies is 0.05%. MSA may terminate these fee waiver agreements at any time after April 30, 2016.

Certain Portfolios, listed below, pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. These Portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. Expense offset arrangements are reflected as Waived Fees Paid Indirectly on the Statements of Operations.

With respect to certain Portfolios, MSA has engaged and oversees sub-advisers who manage the day-to-day investment operations of such Portfolios. MSA pays each sub-adviser a fee based on the average daily net assets of each such Portfolio out of its investment management fee.

Note 8. Federal Income Tax Matters

Taxable distributions from net investment income and realized capital gains in the Portfolios may differ from book amounts earned during the period due to differences in the timing of capital gains recognition and due to the reclassification of certain gains or losses between capital and income. The differences between cost amounts for book purposes and tax purposes are primarily due to the tax treatment of deferred losses, corporate actions, passive foreign investment companies, interest only securities and financing transactions.

It is the policy of the Portfolios to reclassify the net effect of permanent differences between book and taxable income to capital accounts on the Statements of Assets and Liabilities. Permanent differences primarily relate to character differences with respect to income on swaps, foreign currency transactions, foreign bond sales, passive foreign investment companies and paydowns on structured product investments.

A summary of the Portfolios’ capital loss carryovers as of December 31, 2014 is provided below:

	Amount Subject to Expiration	Expiration Dates	Utilized in 2014	Amount Not Subject to Expiration
	(Amounts in thousands)
Domestic Equity Portfolio	$8,450	2017	$23,363	$–
International Growth Portfolio	7,111	2017	19,349	–
Emerging Markets Equity Portfolio	–	–	–	8,342
Money Market Portfolio	–	–	–	5
Short-Term Bond Portfolio	–	–	–	572
Select Bond Portfolio	–	–	20,629	–

Notes to Financial Statements  187

Notes to Financial Statements

	Amount Subject to Expiration	Expiration Dates	Utilized in 2014	Amount Not Subject to Expiration
	(Amounts in thousands)
Long-Term U.S. Government Bond Portfolio	$–	–	$484	$1,011
Inflation Protection Portfolio	–	–	–	239
High Yield Bond Portfolio	28,315	2016-2017	–	2,477
Multi-Sector Bond Portfolio	–	–	943	–

Capital losses incurred during fiscal years after 2010 are carried forward indefinitely and retain the character of the original loss. These losses are deferred to the first day of the next fiscal year and must be utilized prior to the losses incurred prior to 2011.

When applicable, each of the Portfolios made distributions during the year of ordinary income and long-term capital gains. The tax character of distributions paid for the period ended December 31, 2014 was as follows:

	2014 Distributions Paid From:
Portfolio	Ordinary Income	Long-term Capital Gain
	(Amounts in thousands)
Growth Stock Portfolio	$27,171	$60,242
Focused Appreciation Portfolio	131	67,736
Large Cap Core Stock Portfolio	17,975	39,484
Large Cap Blend Portfolio	106	5,976
Index 500 Stock Portfolio	38,463	25,764
Large Company Value Portfolio	—	9,080
Domestic Equity Portfolio	10,099	—
Equity Income Portfolio	11,149	19,806
Mid Cap Growth Stock Portfolio	57,787	153,067
Index 400 Stock Portfolio	8,640	27,745
Mid Cap Value Portfolio	18,475	17,632
Small Cap Growth Stock Portfolio	—	57,514
Index 600 Stock Portfolio	2,227	15,089
Small Cap Value Portfolio	2,436	14,253
International Growth Portfolio	5,721	—
Research International Core Portfolio	6,491	2,773
International Equity Portfolio	48,726	101,968
Emerging Markets Equity Portfolio	2,542	142
Money Market Portfolio	347	—
Short-Term Bond Portfolio	1,286	—
Select Bond Portfolio	36,871	—
Long-Term U.S. Government Bond Portfolio	2,087	—
Inflation Protection Portfolio	1,837	2,450
High Yield Bond Portfolio	27,964	—
Multi-Sector Bond Portfolio	13,804	—
Balanced Portfolio	111,042	132,396
Asset Allocation Portfolio	9,473	19,751

As of December 31, 2014, the components of distributable earnings on a tax basis were as follows:

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Growth Stock Portfolio	$20,753	$49,004	$–	$196,561
Focused Appreciation Portfolio	6,918	75,590	–	132,283
Large Cap Core Stock Portfolio	11,360	8,027	–	111,105
Large Cap Blend Portfolio	3,963	6,208	–	28,489
Index 500 Stock Portfolio	41,699	40,759	–	1,092,717
Large Company Value Portfolio	7,419	11,909	–	28,133
Domestic Equity Portfolio	11,101	–	(8,450)	161,594
Equity Income Portfolio	13,821	29,500	–	149,725
Mid Cap Growth Stock Portfolio	25,193	74,443	–	106,503
Index 400 Stock Portfolio	8,258	39,365	–	207,079
Mid Cap Value Portfolio	23,362	26,314	–	45,490
Small Cap Growth Stock Portfolio	12,131	14,877	–	90,925

188  Notes to Financial Statements

Notes to Financial Statements

Portfolio	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation (Depreciation)
	(Amounts in thousands)
Index 600 Stock Portfolio	$–	$349	$–	$19,563
Small Cap Value Portfolio	4,055	32,415	–	191,584
International Growth Portfolio	7,805	–	(7,111)	7,333
Research International Core Portfolio	10,557	10,963	–	8,968
International Equity Portfolio	50,078	67,503	–	80,749
Emerging Markets Equity Portfolio	3,897	–	(8,342)	(17,856)
Money Market Portfolio	28	–	(5)	–
Short-Term Bond Portfolio	1,717	–	(572)	(46)
Select Bond Portfolio	55,277	1,029	–	19,929
Long-Term U.S. Government Bond Portfolio	2,212	–	(1,011)	3,867
Inflation Protection Portfolio	6,986	–	(239)	(1,593)
High Yield Bond Portfolio	32,590	–	(30,792)	(6,983)
Multi-Sector Bond Portfolio	35,421	4,734	–	(22,371)
Balanced Portfolio	66,615	86,487	–	124,726
Asset Allocation Portfolio	6,708	11,422	–	17,774

Note 9. Voluntary Reimbursements

Northwestern Mutual voluntarily reimburses foreign equity portfolios for the benefit Northwestern Mutual receives from foreign dividend taxes charged against the Portfolios. The amounts reimbursed represent approximately 65% of the foreign dividend taxes withheld attributable to the portion of the Portfolio owned by Northwestern Mutual. Reimbursements are recorded when foreign dividend taxes are accrued.

Voluntary reimbursements for the periods ended June 30, 2015 and December 31, 2014 are summarized below:

Portfolio	2015 Reimbursements	2014 Reimbursements
International Growth Portfolio	$384,611	$401,626
International Equity Portfolio	1,893,691	3,145,179
Research International Core Portfolio	534,342	423,715
Emerging Markets Equity Portfolio	394,573	554,965

Note 10. Guarantees

In the normal course of business the Portfolios enter into contracts that contain a variety of representations which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 11. Investment Income and Securities Transactions

For the period ended June 30, 2015, transactions in securities other than short term investments were:

Portfolios	Non U.S. Govt Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Growth Stock Portfolio	$236,830	$—	$272,678	$—
Focused Appreciation Portfolio	240,463	—	252,189	—
Large Cap Core Stock Portfolio	28,962	—	39,497	—
Large Cap Blend Portfolio	16,111	—	16,325	—
Index 500 Stock Portfolio	54,125	—	53,106	—
Large Company Value Portfolio	52,459	—	51,325	—
Domestic Equity Portfolio	62,911	—	48,637	—
Equity Income Portfolio	107,915	—	51,626	—
Mid Cap Growth Stock Portfolio	267,943	—	308,239	—

Notes to Financial Statements  189

Notes to Financial Statements

Portfolios	Non U.S. Govt Security Purchases	U.S. Govt. Security Purchases	Non U.S. Govt. Security Sales/Maturities	U.S. Govt. Security Sales/Maturities
	(Amounts in thousands)
Index 400 Stock Portfolio (a)	$62,951	$—	$70,136	$—
Mid Cap Value Portfolio	161,170	—	151,837	—
Small Cap Growth Stock Portfolio	147,613	—	166,366	—
Index 600 Stock Portfolio (b)	22,327	—	18,475	—
Small Cap Value Portfolio	92,677	—	91,137	—
International Growth Portfolio	166,222	—	148,068	—
Research International Core Portfolio (c)	123,451	—	83,017	—
International Equity Portfolio	210,076	—	177,770	—
Emerging Markets Equity Portfolio (d)	121,199	—	80,720	—
Short-Term Bond Portfolio	45,637	1,991	26,109	8,692
Select Bond Portfolio	3,864,987	3,366,615	3,563,440	3,538,788
Long-Term U.S. Government Bond Portfolio	—	25,450	226	23,540
Inflation Protection Portfolio	25,264	9,153	5,435	4,285
High Yield Bond Portfolio	126,955	—	100,446	—
Multi-Sector Bond Portfolio	255,585	3,002	195,688	20,258
Balanced Portfolio	80,082	—	104,898	—
Asset Allocation Portfolio	10,693	—	15,408	—

(a) Includes (in thousands) of purchases and (in thousands) of sales directly with affiliates.

(b) Includes (in thousands) of purchases and (in thousands) of sales directly with affiliates.

(c) Includes (in thousands) of sales directly with affiliates.

(d) Includes (in thousands) of purchases directly with affiliates.

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the period ended June 30, 2015 are as follows:

Portfolio	Value at 12/31/2014	Purchases	Sales	Value at 6/30/2015	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2015
	(Amounts in thousands)
Balanced
Growth Stock	$161,042	$–	$–	$167,204	$–	$–	$–	18.7%
Focused Appreciation	79,354	–	–	85,741	–	–	–	10.9
Large Cap Core Stock	74,132	–	–	73,504	–	–	–	13.7
Large Cap Blend	77,159	–	–	78,669	–	–	–	46.6
Large Company Value	77,186	–	–	78,060	–	–	–	40.8
Domestic Equity	78,737	–	–	79,010	–	–	–	12.9
Equity Income	73,605	–	–	72,400	–	–	–	9.2
Mid Cap Growth Stock	107,037	–	–	112,517	–	–	–	10.0
Mid Cap Value	107,357	–	–	108,205	–	–	–	24.8
Small Cap Growth Stock	33,903	–	–	36,771	–	–	–	6.6
Small Cap Value	33,997	–	–	34,154	–	–	–	5.9
Research International Core	148,426	–	–	159,123	–	–	–	30.7
International Equity	65,172	–	–	70,462	–	–	–	4.0
Emerging Markets Equity	9,498	–	–	9,549	–	–	–	2.1
Select Bond	919,300	36,000	40,750	915,495	992	–	–	32.0
High Yield Bond	126,491	–	–	130,175	–	–	–	17.9

	$2,172,396	$36,000	$40,750	$2,211,039	$992	$–	$–

Asset Allocation
Growth Stock	$21,884	$–	$–	$22,721	$–	$–	$–	2.5%
Focused Appreciation	10,779	–	–	11,647	–	–	–	1.5
Large Cap Core Stock	11,329	–	–	11,233	–	–	–	2.1
Large Cap Blend	11,794	–	–	12,025	–	–	–	7.1
Large Company Value	10,489	–	–	10,608	–	–	–	5.5
Domestic Equity	10,700	–	–	10,737	–	–	–	1.8
Equity Income	10,001	–	–	9,837	–	–	–	1.3
Mid Cap Growth Stock	14,450	–	–	15,190	–	–	–	1.4
Mid Cap Value	14,415	–	–	14,529	–	–	–	3.3
Small Cap Growth Stock	6,060	–	–	6,572	–	–	–	1.2
Small Cap Value	6,159	–	–	6,188	–	–	–	1.1

190  Notes to Financial Statements

Notes to Financial Statements

Portfolio	Value at 12/31/2014	Purchases	Sales	Value at 6/30/2015	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 6/30/2015
	(Amounts in thousands)
Research International Core	$22,501	$–	$–	$24,122	$–	$–	$–	4.7
International Equity	9,885	–	–	10,688	–	–	–	0.6
Asset Allocation continued
Emerging Markets Equity	1,568	–	–	1,576	–	–	–	0.3%
Select Bond	58,616	4,000	6,500	56,180	123	–	–	2.0
High Yield Bond	18,817	–	–	19,365	–	–	–	2.7

	$239,446	$4,000	$6,500	$243,218	$123	$–	$–

Note 12. Litigation

The Index 400 Stock, Index 500 Stock, Small Cap Value and Equity Income Portfolios are among the defendants in lawsuits and/or adversary proceedings (the “Actions”) arising out of investments made by those Portfolios in two separate companies. These Actions seek to recover all payments made to beneficial owners of common stock in 2007 in connection with leveraged buy-out transactions involving each company. The Actions allege no misconduct by the Portfolios or management, and management intends to vigorously defend these Actions. One of the lawsuits has been dismissed and is on appeal, and the remaining lawsuits are in the pleadings or discovery stage. The value of the proceeds received by these Portfolios in 2007, and the percentage the proceeds represent of each Portfolio’s net assets as of June 30, 2015, were: Index 400 Stock Portfolio $5,600,000 (0.84% of net assets); Index 500 Stock Portfolio $977,000 (0.04% of net assets); Small Cap Value Portfolio $618,000 (0.11% of net assets); and Equity Income Portfolio $2,873,000 (0.37% of net assets).

Note 13. Subsequent Events

On May 13, 2015, the Board selected Loomis, Sayles & Company, L.P., and Pyramis Global Advisors, LLC, respectively, to serve as sub-advisor to and manage the day to day investment operations of the Focused Appreciation Portfolio and the International Growth Portfolio. These changes will be effective August 1, 2015.

Notes to Financial Statements  191

Proxy Voting and Portfolio Holdings

Proxy Voting Guidelines and Record

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll free 1-888-455-2232. It is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Filing of Portfolio Holdings

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q filings are available on the SEC website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Portfolios also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on the Internet at www.northwesternmutual.com.

192  Proxy Voting and Portfolio Holdings

Approval and Continuance of Investment Advisory and

Sub-Advisory Agreements

Northwestern Mutual Series Fund, Inc.

Annual Contract Review Process

Under Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contracts for investment advisory services are required to be reviewed, evaluated and approved by a majority of an investment company’s independent directors each year. In addition, each investment company is required to disclose in its annual or semi-annual report, as applicable, the material factors and conclusions that formed the basis for the board’s approval or renewal of any investment advisory agreements within the investment company’s most recently completed fiscal half-year period.

At least annually, the Board of Directors (the “Board”) of Northwestern Mutual Series Fund, Inc. (the “Series Fund”) considers and votes upon the renewal of the investment sub-advisory agreements between Mason Street Advisors, LLC (“Mason Street Advisors”) and each of the sub-advisers of those portfolios of the Series Fund (each, a “Portfolio” and collectively, the “Portfolios”) for which Mason Street Advisors and the Board have appointed a sub-adviser. In order to afford the Board the opportunity to focus on a smaller number of relationships at any one meeting, the Board considers the annual continuation of the sub-advisory agreements on a staggered basis during the course of the year.

Board Approvals During the Six-Month Period Ended June 30, 2015

At its February 26, 2015 meeting, the Board, including the directors who are not “interested persons” (as that term is defined in the 1940 Act) of the Series Fund or Mason Street Advisors (the “Independent Directors”), unanimously approved the continuance of the Amended and Restated Advisory Agreement between the Series Fund and Mason Street Advisors with respect to each of the Series Fund’s Portfolios (the “Advisory Agreement”).

Also at its February 26, 2015 meeting, the Board, including the Independent Directors, unanimously approved the continuance of Investment Sub-Advisory Agreements between Mason Street Advisors and (1) The Boston Company Asset Management, LLC (“TBC”) relating to the Series Fund’s Growth Stock Portfolio, (2) William Blair & Company, L.L.C. (“William Blair”) relating to the Series Fund’s Mid Cap Growth Stock Portfolio, and (3) Wellington Management Company LLP (“Wellington”) relating to the Series Fund’s Small Cap Growth Stock Portfolio.

At its May 13, 2015 meeting, the Board, including the Independent Directors, unanimously approved Investment Sub-Advisory Agreements between Mason Street Advisors and (1) Loomis, Sayles & Company, L.P. (“Loomis Sayles”) relating to the Series Fund’s Focused Appreciation Portfolio, and (2) Pyramis Global Advisors, LLC (“Pyramis”) relating to the Series Fund’s International Growth Portfolio (each, a “New Sub-Advisory Agreement” and collectively, the “New Sub-Advisory Agreements”). Loomis Sayles and Pyramis are sometimes collectively referred to hereinafter as the “New Sub-Advisers.”

Also at its May 13, 2015 meeting, the Board, including the Independent Directors, unanimously approved the continuance of (1) the Investment Sub-Advisory Agreement between Mason Street Advisors and Fiduciary Management, Inc. (“FMI”) relating to the Series Fund’s Large Cap Blend Portfolio, (2) an Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Massachusetts Financial Services Company (“MFS”) relating to the Series Fund’s Emerging Markets Equity Portfolio and Research International Core Portfolio (3) a Second Amended and Restated Investment Sub-Advisory Agreement between Mason Street Advisors and Templeton Investment Counsel, LLC (“Templeton”) relating to the Series Fund’s International Equity Portfolio, and (4) an Investment Sub-Advisory Agreement between Mason Street Advisors and Fayez Sarofim & Co. (“Sarofim & Co.”) relating to the Series Fund’s Large Cap Core Stock Portfolio.

TBC, William Blair, Wellington, FMI, MFS, Templeton, and Sarofim & Co. are sometimes collectively referred to herein as the “Existing Sub-Advisers,” their respective sub-advised Portfolios are collectively referred to herein as the “Sub-Advised Portfolios” and the respective Investment Sub-Advisory Agreements with the Existing Sub-Advisers are collectively referred to herein as the “Existing Sub-Advisory Agreements.”

In determining whether to approve the New Sub-Advisory Agreements and the continuance of the Advisory Agreement and the Existing Sub-Advisory Agreements on behalf of the Series Fund, the Board requested and received detailed information from the Mason Street Advisors, the New Sub-Advisers and the Existing Sub-Advisers in advance of each meeting to assist them in their evaluation, including information compiled by certain independent providers of evaluative data. With respect to the continuation of the Advisory Agreement and the Existing Sub-Advisory Agreements, while particular focus was given to an

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evaluation of the services, performance, fees, costs, and certain other relevant information under such Agreements at the meeting at which their continuation is formally considered, the evaluation process with respect to Mason Street Advisors and the Existing Sub-Advisers and the nature, extent and quality of the services they provide to the Portfolios, together with related information, is an ongoing one. As a result, the Board’s consideration of such services, and the performance, fees, costs and other relevant factors was informed by information provided and deliberations that occurred at other meetings throughout the year.

The Independent Directors also received a memorandum from their counsel advising them of their responsibilities in connection with the approval of the New Sub-Advisory Agreements and the continuance of the Advisory Agreement and Existing Sub-Advisory Agreements, and summarizing the legal standards governing the review and approval of these Agreements. The Independent Directors reviewed these standards with their counsel during the course of the meetings, including how these standards should be applied to the review of information relating to sub-advisers under the Series Fund’s manager of managers structure. In addition, during the course of their deliberations, the Independent Directors had the opportunity to meet privately without representatives of Mason Street Advisors, the Existing Sub-Advisers, and New Sub-Advisors present, and were represented throughout the process by legal counsel.

Continuation of Advisory Agreement and Existing Sub-Advisory Agreements

Continuation of the Advisory Agreement Between the Series Fund and Mason Street Advisors

At its February 26, 2015 meeting, the Board, including the Independent Directors, unanimously approved the continuance of the Advisory Agreement with respect to each Series Fund Portfolio. In addition to the information presented by and about Mason Street Advisors during the course of that meeting, the directors had available for consideration Mason Street Advisor’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from Mason Street Advisors designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Advisory Agreement. Also available was an independent report prepared by Morningstar Associates, LLC (“Morningstar Report”) for each of the Portfolios. The Morningstar Report included details regarding the fees, expenses, performance captured over a variety of measurements, as well as comparative information against a Morningstar peer group for each Portfolio as selected by Morningstar based on the Portfolio’s investment style, characteristics and asset levels, and further customized to filter out funds that exhibit different share class characteristics and fund structures. An executive summary of the performance and expense information compiled by Morningstar was also provided to facilitate the directors’ review. In addition to the information presented at the February 26, 2015 meeting, the directors’ considerations included the information provided to them and made available throughout the year regarding the Portfolios and Mason Street Advisors, their experience with and knowledge of the nature and quality of services provided by Mason Street Advisors to the Portfolios and their interactions with representatives of Mason Street Advisors and its affiliates.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement include those discussed below. The directors evaluated the information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of Mason Street Advisors’ services, factors considered by the directors included Mason Street Advisors’ overall business, organization and management structure and the tenure and experience of Mason Street Advisors’ investment personnel. The directors considered their knowledge of the nature and quality of the services provided by Mason Street Advisors as gained from their experience as directors throughout the year, and the performance of each Portfolio over various time periods as presented at the meeting and at each of the quarterly meeting prior thereto. Included as part of their review were the presentations and information provided by Mason Street Advisors and portfolio managers regarding the investment process implemented for the Portfolios during the year. Also considered were the presentations and information provided by Mason Street Advisors regarding the investment management and administrative services it provided, the completion over the last year of an initiative to move to a sub-advised model for the Series Fund’s actively managed equity, international, and fixed income Portfolios, as well as the substantial services provided in connection with the oversight and evaluation of sub-advisers appointed, and considered for appointment, to manage the Portfolios.

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The directors recognized that in addition to the investment advisory services provided, Mason Street Advisors and its affiliates also provided other administrative services necessary for the operation of the Portfolios and the servicing of the Series Fund’s investors. The directors took into consideration the risk management infrastructure implemented by Mason Street Advisors, the Series Fund’s compliance program and compliance infrastructure, and its various compliance policies and procedures, and compliance oversight provided by Mason Street Advisors with respect to the Portfolios.

Based on their review of these factors and their experience with Mason Street Advisors’ services for the Portfolios, the Board concluded, within the context of their overall determinations regarding the Advisory Agreement, that they were satisfied with the nature, extent and quality of services provided by Mason Street Advisors with respect to each Portfolio, the resources committed by Mason Street Advisors in providing those services and the experience and capabilities of the personnel associated with the Portfolios.

Investment Performance. The Morningstar Report was requested by the Board to assist them in their evaluation of the performance of the Portfolios. The directors considered the investment performance of each of the Portfolios over a variety of periods. In addition to absolute performance and risk adjusted performance for each Portfolio for both short and long term periods, the directors considered (i) a comparison of each Portfolio’s one-, three- and five-year (as applicable) performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Portfolio and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Portfolios. The directors were also presented with information from Mason Street Advisors regarding the relevant market conditions and other factors resulting in the performance of each Portfolio.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. The directors gave weight to their ongoing discussions with senior management at Mason Street Advisors concerning Portfolio performance, as well as discussions regarding performance, investment process and investment strategies between the Board, sub-advisers and the portfolio managers of the Portfolios that occurred at meetings from time to time. Generally speaking, while attentive to short term performance and what it might indicate, the directors placed greater weight on longer term performance.

The performance discussion was supplemented by Mason Street Advisors’ review of the market conditions and factors that had resulted in the underperformance by certain Portfolios over various periods. Particular attention was given to those Portfolios that ranked in Morningstar’s fourth quartile. The performance issues presented by certain Portfolios were acknowledged and taken into account, as well as the steps that Mason Street Advisors was implementing to address those issues, including a recent addition of sub-advisers to certain of the fixed income Portfolios.

Based on the Board’s review of the various measures and periods of investment performance, the explanations for the factors resulting in the performance of certain of the Portfolios, and the steps being taken or being considered to address performance, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Advisory Agreement, it was satisfied with the relative investment performance of each Portfolio over time and that, with respect to those Portfolios that had ranked in Morningstar’s fourth quartile over various periods, the performance was being sufficiently monitored and appropriate actions had been taken or were being considered.

Management Fees and Other Expenses. The Morningstar Report was requested by the Board to assist them in the evaluation of the expense of the Portfolios. The directors considered a comparison of the management fees of the Portfolios and those of an independently selected peer group of mutual funds for each of the Portfolios. The directors further considered the total expenses of each Portfolio and a comparison of those expenses with each Portfolio’s respective peer group. The Morningstar Report also included additional comparative information relating to other fee components, including costs relating to custodial services, shareholder reporting, audit, and others. The directors considered the comparative data as a guide to help assess the reasonableness of each Portfolio’s advisory fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided by peers is often not ascertainable.

In evaluating the management fees paid by each Portfolio, the directors considered the actual and contractual fees paid by each Portfolio under the Advisory Agreement and the expense cap and fee waiver agreements that were in place for certain of the

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Portfolios. In considering Mason Street Advisors’ management fees on a stand-alone basis, the directors took into consideration that the management fees compensated Mason Street Advisors for a broader range of services (both investment management and administrative services) than would often be the case under a typical investment management contract, and concluded that as a result of these additional services, a comparison of Mason Street Advisors’ management fees to Morningstar averages might not provide a complete frame of reference.

The directors considered information made available regarding compensation paid to Mason Street Advisors by other clients and differences between the fees paid by these clients and the fees paid by the Series Fund. The directors recognized that Mason Street Advisors’ other clients were affiliated institutional accounts. The directors were informed that the advisory fees charged to these other clients were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors, differences in the applicable regulatory structure, the affiliated nature of the other relationships, and that these other clients had investment objectives and policies different than the Portfolios. Accordingly, the directors did not consider the advisory fees charged to these other clients as particularly relevant in assessing the advisory fees charged under the Advisory Agreement.

The directors also considered each Portfolio’s total operating expenses over various periods. The directors considered that 25 of the 27 Portfolios were ranked in Morningstar’s first or second quartile (meaning lowest expenses) of their respective Morningstar peer group category for total expenses. The Board also considered Mason Street Advisors’ detailed explanation of the higher expenses associated with those Portfolios that were ranked in the bottom half of their Morningstar peer group for total expenses and/or actual management fees, as well as the expense limitations that were in place for such Portfolios. The directors also considered that Mason Street Advisors had agreed to increase or add fee waivers with respect to seven of the Portfolios. In addition, the directors considered that with the recent appointment of sub-advisers for four of the fixed income portfolios, the Asset Allocation and Balanced Portfolios (the “Allocation Portfolios”) had completed their expansion to a full fund of funds model. The directors took into consideration that Mason Street Advisors had implemented a partial advisory fee waiver for all assets invested by the Allocation Portfolios in other Series Fund Portfolios, and considered the services that Mason Street Advisors provided to the Allocation Portfolios in connection with their operation as a fund of funds in consideration for these reduced advisory fees.

In considering the level of management fees, the directors also considered the structure and size of the Portfolios, the expenses assumed by Mason Street Advisors, the existing expense cap and fee waiver arrangements agreed to by Mason Street Advisors for certain of the Portfolios and the amounts waived or reimbursed by Mason Street Advisors under the agreements. Based on their review of the management fees and other expenses, the comparative data, the performance of each Portfolio, and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Portfolios were reasonable in relation to the nature, scope and quality of advisory services provided by Mason Street Advisors and the performance of the Portfolios.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Portfolios. The directors considered Mason Street Advisors’ pricing methodology for its services as investment adviser and for the products for which the Portfolios underlie the investment options. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and profit margins allocable to its services to the Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to its revenues and expenses. This information was also made available for the years ended December 31, 2014 and 2013. The profitability information presented for the directors’ consideration was supplemented by information regarding the range of peer expenses in each Portfolio’s respective Morningstar category and the ranking of each Portfolio within the categories. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors. The directors considered the allocation of fees as between Mason Street Advisors and each sub-adviser as well as applicable asset levels, breakpoints, total expenses and management fee waivers that are in place for those Portfolios. The directors also received information on soft dollar arrangements and any other benefits to Mason Street Advisors or its affiliates arising from its relationship with the Portfolios (which will shortly cease to exist with respect to Mason Street Advisors), including the participation of fund families advised by certain sub-advisers to the Portfolios on the brokerage platform and/or in the affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors. The directors also considered Mason Street Advisors’ explanation, as part of its overall discussion on profitability, of the rationale for removing or reducing fee waivers applicable to three Portfolios for which sub-advisers had been added in 2013.

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The directors also considered that the assets of three of the Portfolios are invested in certain exchange traded funds (“ETFs”) beyond the limitations of the 1940 Act in reliance on certain exemptive orders issued by the Securities and Exchange Commission to such ETFs. The Board concluded that the advisory fees payable to Mason Street Advisors by such Portfolios were based on services that were in addition to, and not duplicative of, services provided by the ETFs.

The directors recognized the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability, since such information generally is not publicly available and may be impacted by numerous factors specific to the investment adviser and its method of allocating revenues and expenses. Based on their review of the profitability analysis for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with each Portfolio was not excessive.

Economies of Scale. The directors also considered whether each Portfolio’s expense structure permitted economies of scale to be shared with Portfolio investors. The directors considered the breakpoints contained in the management fee schedules for 20 of the 27 Portfolios that have breakpoints and the extent to which the Portfolios may benefit from economies of scale through those breakpoints. The directors also analyzed Mason Street Advisors’ explanation of why breakpoints for the remaining Portfolios had not been established, including that those Portfolios were ranked the lowest or close to the lowest in terms of total expenses of each Portfolio’s respective peer group as determined by Morningstar or benefited from breakpoints contained in advisory fee waivers and/or expense limitation agreements put in place by Mason Street Advisors. Also considered was Mason Street Advisors’ commitment to continue to regularly work with the Board to evaluate the need for additional breakpoints or fee waivers as each Portfolio’s assets grow over time. In particular, the directors considered the Mason Street Advisors had agreed to increase or add fee waivers with respect to seven of the Portfolios. The directors also considered Mason Street Advisors’ explanation of its rationale for removing or reducing fee waivers applicable to three Portfolios for which sub-advisers had been added in 2013. Based on this information, the Board concluded that, within the context of its overall determinations regarding the Advisory Agreement, each Portfolio’s fee structure reflected appropriate economies of scale for the benefit of Portfolio investors.

Continuation of the Sub-Advisory Agreements Between Mason Street Advisors and Certain Sub-Advisers

At its February 26, 2015 and May 13, 2015 meetings, the Board, including the Independent Directors, unanimously approved the continuance of the Existing Sub-Advisory Agreements with respect to the Sub-Advised Portfolios. At those meetings, the directors received a presentation from representatives of each Existing Sub-Adviser involved in the management of the respective Sub-Advised Portfolios. In addition to the information presented by and about the Existing Sub-Advisers during the course of those meetings, the directors also had available for consideration each Existing Sub-Adviser’s Section 15(c) Report, which contained responses to the information request letter prepared by counsel to the Independent Directors requesting certain information from the Existing Sub-Advisers designed to assist the directors in fulfilling their responsibilities when considering the continuation of the Existing Sub-Advisory Agreements. The directors also had available Mason Street Advisors’ Executive Summary and Overview regarding each of the Existing Sub-Advisers and other materials prepared by Mason Street Advisors. The materials contained detailed information concerning the expenses, performance, brokerage commissions, portfolio turnover, style consistency and other factors with respect to each of the Sub-Advised Portfolios, as well as a recap of the Existing Sub-Advisers’ responses to the compliance questions contained in the Section 15(c) Report and the observations of the Series Fund’s Chief Compliance Officer regarding the compliance structure and practices of each of the Existing Sub-Advisers. The directors also considered their experience with and knowledge of the nature and quality of the services provided by the Existing Sub-Advisers and their ongoing discussions with representatives of Mason Street Advisors, its affiliates and each Existing Sub-Adviser.

The material factors and conclusions that formed the basis for the Board’s approval of the continuance of each of the Existing Sub-Advisory Agreements include those discussed below. The directors evaluated a variety of information they deemed relevant on a Portfolio-by-Portfolio basis. No one particular factor was identified as determinative, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the Board. Further, different directors may have placed greater weight on certain factors than did other directors.

Nature, Extent and Quality of Services. In considering the nature, extent and quality of each Existing Sub-Adviser’s services, factors considered by the directors included each Existing Sub-Adviser’s financial strength, assets under management and reputation of each Existing Sub-Adviser’s overall business, organization and management structure. Also included in the directors’ consideration was an evaluation of the services provided, and investment strategies employed, by each of the Existing Sub-Advisers, as well as the personnel providing such services with respect to the Sub-Advised Portfolios. The

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directors considered firm updates given by the portfolio managers and how the Sub-Advised Portfolios were being positioned in the current market environment. With respect to TBC, the directors took into consideration personnel changes to the analyst team supporting the portfolio managers for the Growth Stock Portfolio as well as TBC’s high level of confidence in the structure of the management team. With respect to Wellington, the directors considered Wellington’s assertions that there remained adequate capacity in the Small Cap Growth Stock Portfolio’s mandate to support future inflows of assets into the Portfolio. With respect to William Blair, the directors considered the low level of employee turnover and noted there had been no changes to the portfolio management team supporting the Mid Cap Growth Stock Portfolio. The directors also considered the potential impact of the planned restructuring of William Blair’s investment management business into a separate entity, and concluded that the restructuring was unlikely to interrupt or diminish the services provided by William Blair to the Mid Cap Growth Stock Portfolio. The directors considered FMI’s explanation of its relatively higher cash position in light of FMI’s investment strategies. In addition, the directors considered the extent to which each Existing Sub-Adviser’s portfolio management team invested in the respective strategies they managed, noting in particular the high level of such investments by FMI and Sarofim & Co. personnel. The directors considered the update on succession planning provided by Sarofim & Co., as well as the private ownership structure. With respect to Templeton, the directors considered the recent portfolio manager change for the International Equity Portfolio and concluded that they were comfortable with the new portfolio manager who had been appointed as well as the overall stability of the portfolio management team over the course of Templeton’s long association with the Portfolio. With respect to MFS, the directors considered investment process enhancements made to address performance issues, particularly for the Emerging Markets Equity Portfolio. The directors also considered each Existing Sub-Adviser’s investment philosophy and process and the scope of services provided by the Existing Sub-Advisers, and concluded that generally there had been no changes in the level of service provided. Consideration was also given to the Existing Sub-Advisers’ respective reputations and experience in providing investment management services and the performance of each Sub-Advised Portfolio. Also considered were other recent organizational and other firm developments. Based on their review of these factors, their discussions with the Existing Sub-Advisers and their experience with the services provided by the Existing Sub-Advisers for the respective Sub-Advised Portfolios, the Board concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied with the nature, extent and quality of services, and the resources committed by each Existing Sub-Adviser in providing those services.

Investment Performance. The directors reviewed the investment performance of each of the Sub-Advised Portfolios over a variety of time periods. In addition to absolute performance and risk adjusted performance for each Sub-Advised Portfolio for both short and long term periods, the directors considered (i) a comparison of each Sub-Advised Portfolio’s one-, three- and five-year performance to the returns of appropriate benchmarks and indices, and to the performance averages of each Sub-Advised Portfolio’s respective Morningstar and Lipper categories for the same periods, (ii) the Morningstar overall star rating for each Sub-Advised Portfolio and (iii) the Morningstar and the Lipper rankings for the one-, three- and five-year periods. The directors evaluated each Sub-Advised Portfolio’s performance against these peer groups and industry benchmarks and indices, and viewed this information as providing an objective comparative benchmark against which they could assess the performance of the Sub-Advised Portfolios. The directors also considered the performance of accounts managed in a similar manner by each of the Sub-Advisers and information from the Sub-Advisers regarding any significant differences in the performance of those accounts from that of the Sub-Advised Portfolios.

In particular, the directors continued to be satisfied with the strong initial performance of Wellington with respect to the Small Cap Growth Stock Portfolio. With respect to TBC, the directors considered factors that had contributed to the slight downturn in TBC’s initial performance for the Growth Stock Portfolio and noted the recent improvement of the Portfolio’s short term performance. With respect to the underperformance of the Mid Cap Growth Stock Portfolio sub-advised by William Blair, the directors considered that the lag could be attributed to William Blair’s investment strategy and philosophy in the recent market environment. The directors also considered recent analyst changes that had been made, as well as changes to the investment process, and continued to express confidence that William Blair’s investment process had the potential to result in favorable performance over a full market cycle. The directors also considered Mason Street Advisors’ increased oversight of William Blair, and were satisfied that the appropriate steps were being taken to monitor William Blair’s performance. The directors noted that while the performance for the International Equity Portfolio had lagged for the one-year period, the directors were satisfied with the consistently strong longer term performance record of Templeton as sub-adviser for the Portfolio as well as the low portfolio turnover rate that resulted from Templeton’s investment strategy. With respect to the underperformance of the Large Cap Core Stock Portfolio sub-advised by Sarofim & Co., the directors considered the long term investment horizon employed by Sarofim & Co. as well as the holdings that had impacted performance. The Board concluded that it continued to be comfortable with the investment strategy being employed by Sarofim & Co., the firm’s explanation of how the strategy impacted performance, and noted that the investment process had been consistently applied. The directors commented favorably on the performance of the Large Cap Blend Portfolio, noting in particular the downside protection afforded by the

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strategy employed by FMI. The directors considered the explanation by the portfolio manager for the Emerging Markets Equity Portfolio of how the Portfolio’s positioning had impacted performance in the current market environment, as well as investment process enhancements made by MFS to address performance issues. The Board concluded that it would continue to monitor the performance of the Emerging Markets Equity Portfolio closely.

In addition to performance information presented at the meeting, the directors considered the detailed performance information, market commentary, portfolio analysis and portfolio manager presentations they received periodically throughout the year. Generally speaking, while attentive to short term performance and what it might indicate, the directors provided greater weight to longer term performance. For the reasons and based on the discussion summarized above, the Board concluded that, in the totality of circumstances and within the context of its overall determinations regarding the Existing Sub-Advisory Agreements, it was satisfied with the relative investment performance of the Sub-Advised Portfolios, and the steps being taken to address performance issues experienced by the Mid Cap Growth, International Growth, Large Cap Core Stock, and Emerging Market Equity Portfolios.

Management Fees and Other Expenses. The directors evaluated the reasonableness of the management fees and total expenses paid by the Sub-Advised Portfolios under the Existing Sub-Advisory Agreements. The directors considered the actual and contractual fees paid by each Sub-Advised Portfolio. The directors also considered the sub-advisory fees paid by Mason Street Advisors out of its management fee, including a comparison of those fees with fees charged by the respective Existing Sub-Advisers for similarly managed accounts. In considering the level of management fees, the directors also considered the size of the Sub-Advised Portfolios, expenses assumed by Mason Street Advisors, and the existing expense limitation and/or fee waiver arrangements agreed to by Mason Street Advisors with respect to each Sub-Advised Portfolio.

The directors noted that affiliates of MFS and Templeton were also engaged to sub-advise certain assets allocated to international investments for two Northwestern Mutual accounts (“NM Accounts”) advised by an affiliate of Mason Street Advisors. The directors did not, however, consider the sub-advisory fees charged by such MFS and Templeton affiliates to the NM Accounts as particularly relevant in assessing the fees charged by MFS for the Series Fund’s Research International Core and Emerging Markets Equity Portfolios and by Templeton for the Series Fund’s International Equity Portfolio because the fees were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors’ affiliate and the MFS and Templeton affiliates to the NM Accounts, and the differences in the investment mandate, objectives, portfolio managers and policies of those accounts, as compared to those of the Series Fund’s Research International Core, Emerging Markets Equity and International Equity Portfolios.

As part of their evaluation, the directors received and reviewed an independent analysis prepared by Morningstar of comparative expense data for each Sub-Advised Portfolio. Morningstar provided data as of December 31, 2014 comparing each Sub-Advised Portfolio’s net and total expenses with those of a peer group of funds underlying variable insurance products, as well as a universe of funds underlying variable insurance products across each fund’s investment classification and objective, each as selected by Morningstar. The directors considered the comparative data as a guide to help assess the reasonableness of each Sub-Advised Portfolio’s net and total expense ratios. The directors considered that the Morningstar expense rankings of the Portfolios sub-advised by TBC, Wellington, William Blair, Sarofim & Co. and Templeton were in the top Morningstar quartiles (meaning lowest expenses) of their respective peer groups. The directors considered the placement of the Large Cap Blend Portfolio sub-advised by FMI within the 2nd quartile of its peer group, and noted the expense limitation arrangement in place for the Portfolio. The directors also considered the nature of the higher total operating expenses of the Emerging Markets Equity and the Research International Core Portfolios sub-advised by MFS. The Emerging Markets Equity Portfolio was in the 3rd quartile of its Morningstar peer group for net expenses and the 2nd quartile for total expenses. The Research International Core Portfolio was in the 2nd quartile for both net and total expenses of its Morningstar peer group. In considering the relative expenses of the Emerging Markets Equity and Research International Core Portfolios, the directors also took into account the expense limitation arrangements in place with respect to those Sub-Advised Portfolios.

Based on their review of the above information and other factors deemed relevant by the directors, the Board concluded that the management fees and total operating expenses of each of the Sub-Advised Portfolios were reasonable in relation to the nature, scope and quality of services provided and the performance of the Sub-Advised Portfolios over time and the expense limitation and waivers that are in place.

Costs and Profitability. The directors reviewed information provided by Mason Street Advisors regarding the profitability realized by Mason Street Advisors due to its relationship with the Sub-Advised Portfolios. The directors considered Mason Street Advisors’ quarterly presentation to the directors regarding Mason Street Advisors’ revenues, expenses, income and

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profit margins allocable to its services to the Sub-Advised Portfolios on an aggregate and a per Portfolio basis, and Mason Street Advisors’ allocation methodology with respect to the revenues and expenses. The profitability information presented for the directors’ consideration was supplemented by the aforementioned information regarding the ranking of each Sub-Advised Portfolio within the Portfolio’s respective Morningstar category. The directors also considered the profitability information related to certain of the Sub-Advised Portfolios where such information had been provided and the financial statements of certain Existing Sub-Advisers or their affiliates who had not provided specific profitability information. In all instances, including those where profitability information had not been provided, the sub-advisory fees were the result of arm’s-length negotiations between Mason Street Advisors and such Existing Sub-Advisers. The directors also recognized that there are limitations inherent in allocating costs and calculating profitability for organizations such as the Existing Sub-Advisers, and that it is difficult to make comparisons of profitability among investment advisers because comparative information is not generally publicly available and, when available, such information had been developed using a variety of assumptions and other factors. The directors concluded that they had received sufficient information to evaluate the Existing Sub-Advisers’ costs and profitability.

The directors considered certain fall-out benefits that may be realized by Mason Street Advisors and its affiliates due to their relationship with the Sub-Advised Portfolios, including the participation of fund families advised by certain Existing Sub-Advisers to the Sub-Advised Portfolios in the brokerage platform and/or affinity fund or select fund programs offered by an affiliate of Mason Street Advisors and the payment of fees by those entities to affiliates of Mason Street Advisors. The directors also reviewed information concerning certain of the Existing Sub-Advisers’ soft dollar arrangements and any other benefits to the Existing Sub-Advisers arising from their relationships with the Sub-Advised Portfolios. Based on their review, the Board concluded, within the context of their overall determinations regarding the Existing Sub-Advisory Agreements, that they were satisfied that the fees paid by each of the Sub-Advised Portfolios, and the profits realized by Mason Street Advisors and the Existing Sub-Advisers due to their relationship with the Sub-Advised Portfolios, were not excessive.

Economies of Scale. The directors also considered whether each Sub-Advised Portfolio’s expense structure permitted economies of scale to be shared with such Portfolio’s investors. The directors considered the breakpoints contained in the advisory fee schedules for the Sub-Advised Portfolios and the extent to which the Sub-Advised Portfolios may benefit from economies of scale through those breakpoints. The directors also took into account the expense limitation arrangements in place for the Large Cap Blend, Emerging Markets Equity and Research International Core Portfolios, and the fee waiver arrangements in place with respect to the Growth Stock, Mid Cap Growth Stock, Small Cap Growth Stock, International Equity and Large Cap Core Stock Portfolios. The directors also considered the total assets of each Sub-Advised Portfolio and the expense ratios of the Sub-Advised Portfolios. Based on this information, the Board concluded, within the context of its overall determinations regarding the Existing Sub-Advisory Agreements, that each Sub-Advised Portfolio’s fee structure reflected appropriate economies of scale for the benefit of such Portfolio’s investors.

Other Information

The directors were presented with other information intended to assist them in their consideration of the continuation of the Advisory Agreement and Existing Sub-Advisory Agreements, including information about the services provided by affiliates of Mason Street Advisors to the Portfolios and information regarding Mason Street Advisors’ and the Existing Sub-Advisers’ brokerage practices and commissions. The directors took into consideration reports from Mason Street Advisors on its review of the respective compliance programs of the Existing Sub-Advisers, including any recent compliance exceptions noted and the applicable Sub-Adviser’s response. Also considered were key affiliations and business relationships between the Existing Sub-Advisers and their affiliates and Mason Street Advisors’ parent company and affiliates. Their review further included information relating to each Existing Sub-Adviser’s risk management infrastructure, pending or recent litigation or regulatory actions to which an Existing Sub-Adviser or its affiliates may have been a party, and the applicable Sub-Adviser’s responses to those actions. The directors also considered information regarding each Existing Sub-Adviser’s code of ethics and business continuity plans, portfolio manager compensation, portfolio turnover, succession planning and other matters they deemed relevant.

Conclusions of the Directors

Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of their reasonable business judgment concluded that the terms of the Advisory Agreement and the Existing Sub-Advisory Agreements were fair and reasonable and approved the continuation of each Agreement for another year as being in the best interests of each Portfolio.

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Approval of New Investment Sub-Advisory Agreements

At its May 13, 2015 meeting, the Board, including the Independent Directors, unanimously approved each of the New Sub-Advisory Agreements between Mason Street Advisors and the New Sub-Advisers, pursuant to which Loomis Sayles was appointed to serve as the sub-adviser for the Focused Appreciation Portfolio and Pyramis was appointed to serve as the sub-adviser for the International Growth Portfolio. Prior to that time, Janus Capital Management LLC managed the assets of each such Portfolio.

The material factors and conclusions that formed the basis for the Board’s determination to approve the New Sub-Advisory Agreements include those discussed below. In addition to the information provided to them in anticipation of and at the November 2014, February 2015 and May 2015 meetings, the directors considered the in-person presentation of the New Sub-Advisers at the meeting on May 12, 2015, and the New Sub-Advisers’ responses to the directors’ questions during the meeting. The in-person presentation with the New Sub-Advisers and the other candidates considered by the Board were the culmination of an extensive process that began a number of months prior to the meeting at which the New Sub-Advisers were selected with the creation of a significant universe of prospects that all of the directors narrowed down over several meetings and a number of months to three finalists for each mandate. The screening criteria used to select potential candidates for the mandate was extensive. In addition to the analysis and information compiled by Mason Street Advisors and presented at the Board’s meetings in November 2014 and February 2015, the directors considered a detailed analysis conducted by Mason Street Advisors and provided to the directors at the May 2015 Board meeting. The analysis was designed to facilitate the Board’s review of the substantial amount of material that was available, and was based on Mason Street Advisors’ due diligence visits and interviews of, and review of the detailed information provided by, the candidates. Among other factors, the Board considered details of each candidate’s investment performance and risk/return profiles over various time periods, peer group ratings and rankings, representative holdings, key points of differentiation and competitive advantages, portfolio characteristics, mandate assets under management, investment personnel, process and strategies, proposed sub-advisory fees and breakpoints, the impact on Mason Street Advisors’ profitability, and other operational and enterprise issues. Also available for the directors’ consideration was Portfolio information regularly provided at Board meetings, including net expense ratio information, certain comparative peer group data, and other Portfolio information.

Also considered were reports received from Mason Street Advisors regarding its due diligence visits with each candidate, including the New Sub-Advisers. The due diligence reports were based on the candidate’s responses to the requests for proposals as well as interviews with compliance and/or legal representatives of each candidate. The proposals included information about each candidate’s compliance structure, compliance policies and procedures, brokerage practices and use of soft dollars, trading policies and procedures, codes of ethics and proxy voting procedures, recent SEC exams, pricing practices, derivatives practices, to the extent applicable, information about material business relationships with Northwestern Mutual, if any, and other matters. The directors also had available for consideration each candidate’s responses to the investment, compliance and operations requests for proposals. In addition to written materials, the directors considered in-person interviews with each candidate to have been of particular assistance in gaining an understanding of the candidates’ investment philosophies and portfolio construction processes. No one particular factor was identified as controlling, but rather it was a combination of all the factors and conclusions that formed the basis for the determinations made by the directors.

Nature, Extent and Quality of Services. The directors evaluated the nature, scope, extent and quality of services to be provided by Loomis Sayles with respect to the Focused Appreciation Portfolio and Pyramis with respect to the International Growth Portfolio. The directors considered the extensive process followed to identify potential sub-advisers for each Portfolio, as well as observations and analysis of the candidates provided by Mason Street Advisors. The directors also considered the breadth and depth of experience of the New Sub-Advisers in managing accounts, including accounts for other mutual funds, using similar investment strategies. The directors’ consideration included information about each New Sub-Adviser’s organization and ownership structure, and the tenure, experience and performance of the firm’s investment management team. In addition, the directors considered the in-person presentation by the New Sub-Advisers, including the firm’s description of its investment process.

In particular, with respect to Loomis Sayles, the directors considered the stand-alone portfolio management teams employed by Loomis Sayles and another candidate that operated as boutique firms within firms, as compared to the broader platform and team utilized by another candidate. The directors also considered favorably the longer tenure of Loomis Sayles’ primary portfolio manager and his team, Loomis Sayles’ portfolio manager compensation structure, and the level of personal investment by Loomis Sayles’ primary portfolio manager in the strategy he managed. The directors compared the management

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styles of the primary portfolio managers as well as the investment strategies employed by the respective investment teams. They considered favorably information they received regarding the strong leadership of Loomis Sayles’ primarly portfolio manager and his collaborable approach to investment decision-making. They also considered favorably the depth of talent within Loomis Sayles’ investment team and the clear and developed succession plan that was in place. The directors also considered concerns with one of the other candidate’s use of an affiliated broker-dealer to effect transactions for portfolios it managed. The directors also considered that the report of the Series Fund’s Chief Compliance Officer on Loomis Sayles’ compliance program had been particularly favorable.

With respect to Pyramis, the directors noted a report on the effective performance record of the portfolio manager and his success at leveraging the considerable research and other resources of Pyramis’ Fidelity affiliates. The directors viewed favorably the depth of talent of the Pyramis investment team and its commitment to retain the primary portfolio manager, but also considered the extensive other talent at Fidelity that was available in the case succession was necessary. The directors also considered favorably information concerning talent development of investment professionals at Pyramis. They noted the significant level of personal investment in the international growth mandate by the lead portfolio manager. The directors discussed the advantages and disadvantages of the sizes of the candidate firms. The directors noted favorably Pyramis’ sophisticated regulatory compliance infrastructure in particular. The directors also considered the different investment approaches utilized by the candidates, and the positive and negative considerations of each. The directors noted a concern with the comparatively lower level of assets under management in the international growth space of one of the other candidates. The directors also took into consideration the suitability of each candidate’s respective mandate with respect to Northwestern Mutual’s variable products.

Finally, the directors took into consideration each of the New Sub-Adviser’s general reputation and the resources available to be committed in managing the respective Portfolio. Based on their review of these factors and other factors deemed relevant, the Board concluded that they were satisfied with the nature, extent and quality of the services to be provided by the New Sub-Advisers with respect to the Portfolios, and the resources to be committed by each New Sub-Adviser in providing such services.

Investment Performance. Because the New Sub-Advisers are newly appointed sub-advisers, the directors could not consider the New Sub-Advisers’ respective investment performance in managing the Portfolios as a factor in evaluating the New Sub-Advisory Agreements. However, the directors considered each New Sub-Adviser’s performance record for a composite of other accounts, including mutual fund accounts, with investment objectives, investment policies and strategies substantially similar to the Portfolio to be managed by the New Sub-Adviser. The directors considered absolute performance and risk adjusted performance (based on, among other things, standard deviation, information ratio and tracking errors) for these similar accounts for both short- and long-term periods. The directors also evaluated the similar accounts’ relative performance versus the appropriate index and considered independent Morningstar rankings and ratings of the candidates to provide an objective comparative benchmark against which they could assess the experience and ability of the candidates in managing similar accounts. The directors also took into consideration information presented to them regarding the composition of portfolios managed by the candidates in a similar mandate, including (as applicable) sector and industry concentration, number of holdings, portfolio turnover, top ten holdings percentage and emerging markets exposure (for the International Growth mandate), among other things.

With respect to the consideration of candidates for the Focused Appreciation Portfolio, the directors noted that Loomis Sayles had stronger risk adjusted performance than the other candidates. In addition, they noted favorably the composition of the mandate managed by Loomis Sayles as well as the very favorable performance it had achieved, including in down markets. With respect to the consideration of candidates for the International Growth Portfolio, the directors discussed the respective performance of the mandates under consideration, noting the strong performance of Pyramis and one other candidate in particular. It was noted that the other candidate had greater emerging markets exposure, which had caused performance to be more volatile. The directors also considered how a mandate with a higher level of emerging markets exposure would impact the Portfolio’s use within Northwestern Mutual’s asset allocation models. The directors also observed that the strategy managed by Pyramis had not experienced a down year during the seven year period being considered, and had a more favorable information ratio than the performance of the other candidates. In contrast, the directors noted the downturn in the 2013 performance of the mandate managed by one of the other candidates. The directors also noted that Pyramis had achieved more favorable risk adjusted returns with less volatility compared to other candidates. The directors also noted favorably the steady growth in assets that had resulted from Pyramis’ favorable performance record, but also considered any potential negative implications.

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Based on these and other factors deemed relevant, the Board concluded that they were satisfied with the experience and capabilities of each New Sub-Adviser and the personnel to be associated with the the management of the Portfolios.

Management Fees and Other Expenses. In evaluating the management fees paid by each Portfolio, the directors considered the contractual fees and applicable breakpoints, if any, paid by the Portfolio under the Advisory Agreement between Mason Street Advisors and the Series Fund with respect to the Portfolios. The directors also considered the sub-advisory fees and applicable breakpoints to be paid by Mason Street Advisors to each New Sub-Adviser out of its management fee. The directors also separately considered the proposed allocation between Mason Street Advisors and each New Sub-Adviser of the respective Portfolio’s investment advisory fee (i.e., the amount of the advisory fee retained by Mason Street Advisors relative to that paid to the New Sub-Adviser as a sub-advisory fee). They determined that the allocation was reasonable in light of the nature, scope and quality of services to be provided and was the product of an arm’s length negotiation between Mason Street Advisors and each New Sub-Adviser.

The directors considered the structure, size, and total operating expenses of each Portfolio. They also considered the existing expense limitation agreements in place for both the Focused Appreciation Portfolio and the International Growth Portfolio, and, with respect to the Focused Appreciation Portfolio, the advisory fee waiver arrangement that was in place.

In addition, the directors considered information made available during the year regarding compensation paid to Mason Street Advisors by other clients and differences between the fees paid by these clients and the fees paid by the Series Fund. The directors recognized that Mason Street Advisors’ other clients were affiliated institutional accounts. The directors were informed that the advisory fees charged to these other clients were based on different factors and considerations, including differences in the level and nature of services provided by Mason Street Advisors, differences in the applicable regulatory structure, the affiliated nature of the other relationships, and that these other clients had investment objectives and policies different than the Portfolios. Accordingly, the directors did not consider the advisory fees charged to these other clients as particularly relevant in considering the the New Investment Sub-Advisory Agreements.

Based on their review of the management and other expenses, comparative data and other factors deemed relevant by the directors, the Board concluded that the management fees, proposed sub-advisory fees and total operating expenses of each Portfolio were reasonable in relation to the nature, scope and quality of the services to be provided and the experience of each New Sub-Adviser.

Costs and Profitability. The directors also considered Mason Street Advisors’ pricing methodology for its services as investment adviser for the products of which the Portfolios were an investment option. Also considered was the financial condition of Mason Street Advisors and information concerning Mason Street Advisors’ costs and profitability with respect to its relationship with the Portfolios in general as well as in light of the sub-advisory fees negotiated with each New Sub-Adviser. Mason Street Advisors provided a profitability analysis for each Portfolio that included the expense allocation methodology used, net income for the Portfolio and net and gross profit margins for the Portfolio. In connection with its review of the profitability of Mason Street Advisors’ services to the Portfolios, the directors also considered services provided by affiliates of Mason Street Advisors.

The directors recognized that there are limitations inherent in allocating costs and calculating profitability for an organization such as Mason Street Advisors, and that it is difficult to make comparisons of profitability among investment advisers and clients because comparative information is not generally publicly available and, when available, such information has been developed using a variety of assumptions and other factors. Based on their review of the profitability analysis for each Portfolio, the Board concluded that they were satisfied that Mason Street Advisors’ level of profitability from its relationship with the Portfolios was not excessive.

Economies of Scale. The directors considered whether each Portfolio’s expense structure permitted economies of scale to be shared with the Portfolio’s investors. They also took into consideration the total assets and expense ratios of each Portfolio. The directors considered the breakpoints contained in the management fee schedules for each Portfolio, as well as the breakpoints contained in the proposed sub-advisory fee schedules negotiated with the candidates for each Portfolio, and the extent to which those Portfolios may benefit from economies of scale through those breakpoints. The directors also considered the fee waiver agreement in place for the Focused Appreciation Portfolio, and the expense limitation agreements in place for the both the Focused Appreciation and International Growth Portfolios. Based on this information, the Board concluded that each Portfolio’s fee structure reflected appropriate economies of scale between the Portfolio and Mason Street Advisors.

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Other Information. The directors were presented with other information intended to assist them in their consideration of the approval of the New Sub-Advisory Agreements, including information regarding each New Sub-Adviser’s risk management structure, any pending or recent litigation or regulatory actions to which the New Sub-Adviser or its affiliates may have been a party, and responses to those actions. The directors also received information regarding business continuity and portfolio manager compensation.

Conclusions of the Directors. Based on a consideration of all information deemed relevant in its totality, the Board, including the Independent Directors, and assisted by the advice of legal counsel independent of Mason Street Advisors, in the exercise of its business judgment concluded that it was in the best interest of the Focused Appreciation Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and Loomis Sayles, and it was in the best interest of the International Growth Portfolio to approve the New Sub-Advisory Agreement between Mason Street Advisors and Pyramis.

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Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Disclosure Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized, and reported timely.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable.

(a)(2) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

(a)(3) Not applicable.

(b) Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as exhibit EX-99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: August 24, 2015

By:	/s/ Todd M. Jones
Todd M. Jones, Vice-President,
Chief Financial Officer and
Treasurer

Date: August 24, 2015